                                                    Registration No. 333-78269
                                                            File No. 811-09333

                                       UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                                    Washington, DC 20549

                                         FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]
Pre-Effective Amendment No.                                                [  ]
Post-Effective Amendment No. 12                                            [X]

                                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]
      Amendment No. 13

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                          OPPENHEIMER MAIN STREET SMALL CAP FUND(R)
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                     (Exact Name of Registrant as Specified in Charter)

                   6803 South Tucson Way, Centennial, Colorado 80112-3924
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                    (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (303) 768-3200

                         Robert G. Zack, Esq.
                       OppenheimerFunds, Inc.
 Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008
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                          (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
     [ X ] immediately upon filing pursuant to paragraph (b)
     [  ]   on ____________ pursuant to paragraph (b)
     [   ] 60 days after filing pursuant to paragraph (a)(1)
     [   ] on _______________ pursuant to paragraph (a)(1)
     [   ] 75 days after filing pursuant to paragraph (a)(2)
     [   ] on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] this  post-effective  amendment  designates a new effective  date for a previously filed post-effective amendment.

Oppenheimer
Main Street Small Cap Fund(R)

Prospectus dated August 24, 2007

                                          Oppenheimer Main Street Small Cap
                                          Fund(R)is a mutual fund that seeks
                                          capital appreciation to make your
                                          investment grow. It emphasizes
                                          investments in common stocks of
                                          companies with small market
                                          capitalizations.

                                             This prospectus contains
                                          important information about the
                                          Fund's objective, its investment
                                          policies, strategies and risks. It
                                          also contains important information
                                          about how to buy and sell shares of
                                          the Fund and other account features.
                                          Please read this prospectus
                                          carefully before you invest and keep
As with all mutual funds, the             it for future reference about your
Securities and Exchange Commission        account.
has not approved or disapproved the
Fund's securities nor has it
determined that this prospectus is
accurate or complete. It is a
criminal offense to represent
otherwise.

                                  (OppenheimerFunds logo)

Contents

      About the Fund

      The Fund's Investment Objective and Principal Investment Strategies

      Main Risks of Investing in the Fund

      The Fund's Past Performance

      Fees and Expenses of the Fund

      About the Fund's Investments

      How the Fund is Managed

      About Your Account

      How to Buy Shares
      Class A Shares
      Class B Shares
      Class C Shares
      Class N Shares
      Class Y Shares

      Special Investor Services
      AccountLink
      PhoneLink
      OppenheimerFunds Internet Website
      Retirement Plans

      How to Sell Shares
      By Mail
      By Telephone

      How to Exchange Shares

      Shareholder Account Rules and Policies

      Dividends, Capital Gains and Taxes

      Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Principal Investment Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks capital appreciation.

     WHAT DOES THE FUND  MAINLY  INVEST  IN? The Fund  invests  mainly in common stocks of  small-capitalization  ("small-cap")  U.S.  companies  that the Fund's
investment  manager,  OppenheimerFunds,   Inc.  (the  "Manager")  believes  have
favorable business trends or prospects. Under normal market conditions, the Fund will  invest  at least  80% of its net  assets  (including  any  borrowings  for
investment   purposes)  in  securities  of  companies   having  a  small  market
capitalization.

     The Fund defines small cap issuers as those companies whose capitalizations are less than or equal to the  largest  company in the  Russell  2000  ("Russell
2000") and S&P Small Cap 600 ("S&P 600") indices.  The capitalization of the  largest  company in the Russell  2000 and S&P 600 indices is  currently
$4.84 billion. This is subject to change due to market activity,  and changes in the composition of the indices. The Fund measures a company's  capitalization at the time the Fund buys a security,  and it is not required to sell a security if the issuer's capitalization exceeds the Fund's definition of a small cap issuer.
The  Fund's  investment  program is more  fully  explained  in "About the Fund's
Investments," below.

     HOW DO THE  PORTFOLIO  MANAGERS  DECIDE WHAT  SECURITIES TO BUY OR SELL? In
selecting  securities  for  purchase or sale by the Fund,  the Fund's  portfolio
managers  use  an  investment   process  that  combines   quantitative   models,
fundamental research about particular securities and individual judgment.  While this process and the inter-relationship of the factors used may change over time and its implementation  may vary in particular cases, in general,  the selection process  involves  the use of:

 o Multi-factor quantitative models: These include a group of "top-down"
models that analyze data such as relative  valuations,  relative  price  trends, interest rates and credit  spreads.  These help determine  portfolio  weightings within  the small cap  universe.  A group of "bottom  up"  models  helps to rank stocks in a universe,  selecting stocks for relative attractiveness by analyzing fundamental stock and company characteristics.

     o Fundamental  research:  The portfolio  managers use internal research and analysis by other market  analysts,  with  emphasis on current  company news and industry-related events.

     o Judgment: The portfolio is then continuously re-balanced by the portfolio managers,  based upon the quantitative  tools and qualitative  factors described above.

     In seeking broad  diversification  of the Fund's  portfolio,  the portfolio managers currently search primarily for the following  characteristics (although these may vary over time and in different cases):

o     Companies with a small market capitalization.
o     Companies with financial characteristics attractive to our quantitative models.
o     Companies experiencing positive changes in operations due to enhanced competitive ability and/or beneficial industry trends.

     The portfolio managers employ a disciplined approach in deciding whether to
sell  particular   portfolio   securities  based  on  quantitative   models  and
fundamental  research.  If a particular  stock  exhibits the following  factors, among  others,  they will  consider  selling  the stock:  o  deterioration  in a company's expected earnings or cash flow; o change in valuation as determined by multiple variables including:  earnings, cash flow and book value; or o analysis of a company's balance sheet suggests less attractive earnings potential.

     In addition, if the reason that the portfolio managers originally purchased the stock of a particular company materially changes,  then they may also decide to sell the stock.

     WHO IS THE FUND DESIGNED FOR? The Fund is designed  primarily for investors seeking  capital  appreciation  in their  investment  over the long-term.  Those investors  should be willing to assume the  greater  risks of  short-term  share price fluctuations that are typical for a fund focusing on small-cap stocks. The
Fund does not seek  current  income and the  income  from its  investments  will likely be small,  so it is not designed for investors  needing  current  income.
Because  of its  focus  on  long-term  capital  appreciation,  the  Fund  may be appropriate  for  part of a  retirement  plan's  investments.  The Fund is not a complete investment program.

Main Risks of Investing in the Fund

     All  investments  have risks to some  degree.  The Fund's  investments  are subject  to changes in their  value  from a number of factors  described  below.
There is also the risk that poor  security  selection  by the Manager will cause the Fund to underperform other funds having a similar objective.

     RISKS OF  INVESTING  IN  STOCKS.  Stocks  fluctuate  in  price,  and  their short-term  volatility at times may be great. Because the Fund invests primarily in common stocks,  the value of the Fund's portfolio will be affected by changes in the stock  markets.  The Fund's net asset values per share will  fluctuate as the values of the Fund's portfolio securities change.

     The  prices  of  individual  stocks  do not all move in the same  direction uniformly or at the same time.  Different  stock markets may behave  differently from each  other.  The Fund  currently  focuses  its stock  investments  in U.S.
issuers and  accordingly  will be affected  primarily  by changes in U.S.  stock markets.

     Other factors can affect a particular  stock's price, such as poor earnings reports by the issuer,  loss of major customers,  major  litigation  against the issuer,  or  changes  in  government  regulations  affecting  the  issuer or its industry.  Also, securities of small-cap companies may have more volatile prices than stocks of medium and large capitalization companies.

     At times,  the Manager may increase the Fund's  emphasis of its investments in a particular  industry or sector.  To the extent that the Fund  increases its emphasis on stocks in a particular  industry,  its share values may fluctuate in response  to  events  affecting  that  industry,  such as  changes  in  economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others.

     SPECIAL  RISKS OF SMALL-CAP  STOCKS.  The Fund invests  mainly in stocks of small-cap companies, which generally are newer companies. While these stocks may offer greater opportunities for long-term capital appreciation than larger, more established  companies,  they involve  substantially  greater  risks of loss and price  fluctuations.  Small-cap  companies  may have  limited  product  lines or markets for their products, limited access to financial resources and less depth in management skill than larger,  more established  companies.  Small-cap stocks may be less liquid than those of larger issuers.  That means the Fund could have greater  difficulty  selling a security of a small-cap  issuer at an  acceptable price,  especially in periods of market  volatility.  That  increases the Fund's potential for losses.  Also, it may take a substantial period of time before the
Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

     HOW RISKY IS THE FUND OVERALL?  The risks described above collectively form the  overall  risk  profile  of the Fund and can  affect the value of the Fund's investments,  its  investment  performance  and its price per share.  Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund.  When you redeem your shares,  they may be worth more or less than what you paid for them.  There is no  assurance  that the Fund will achieve its investment objective.

     In the short term,  the stock market and small-cap  stocks can be volatile.
The  price  of the  Fund's  shares  can go up and down  substantially.  The Fund generally does not use  income-producing  investments to help cushion the Fund's total return from changes in stock prices. In the OppenheimerFunds spectrum, the
Fund is generally more  aggressive than a large  capitalization  stock fund or a balanced fund.

     An  investment  in the Fund is not a deposit of any bank and is not insured or  guaranteed  by the  Federal  Deposit  Insurance  Corporation  or  any  other government agency.

The Fund's Past Performance

     The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's  performance (for its Class A shares)
from year to year for the full calendar years since the Fund's  inception and by showing how the average annual total returns of the Fund's  shares,  both before and after taxes, compared to those of a broad-based market index and a secondary index. The after-tax returns for the other classes of shares will vary.

     The after-tax  returns are shown for Class A shares only and are calculated using the historical  highest  individual  federal  marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes.  In  certain  cases,  the  figure  representing  "Return  After  Taxes on
Distributions"  may be higher than the other return figures for the same period.
A higher after-tax return results when a capital loss occurs and translates into an assumed tax deduction that benefits the  shareholder.  The after-tax  returns are  calculated  based on certain  assumptions  mandated by regulation  and your actual  after-tax  returns  may  differ  from  those  shown,  depending  on your individual tax situation. The after-tax returns set forth below are not relevant to investors who hold their fund shares through  tax-deferred  arrangements such as 401(k) plans or IRAs or to  institutional  investors  not subject to tax. The
Fund's past investment  performance,  before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)
[See appendix to prospectus for data in bar chart showing the annual total return]

     Sales charges and taxes are not included in the  calculations  of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

     For the period from 1/1/07  through  6/30/07,  the  cumulative  return (not annualized) before taxes for Class A shares was 9.68%.

     During  the  period  shown  in the  bar  chart,  the  highest  return  (not annualized)  before  taxes for a calendar  quarter was 21.55%  (2Qtr03)  and the lowest return (not  annualized)  before taxes for a calendar quarter was -16.87%
(3Qtr02).

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Average Annual Total Returns                                           10 Years
for    the    periods    ended                                       (or life of
December 31, 2006                  1 Year           5 Years        class, if less)

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Class  A   Shares   (inception     8.05%            11.76%              14.84%
8/2/99)                            8.25%            12.87%              14.28%
  Return Before Taxes              7.17%            11.80%              13.17%
  Return After Taxes on
  Distributions
  Return    After   Taxes   on
  Distributions  and  Sale  of
  Fund Shares

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Class  B   Shares   (inception     8.77%            11.95%              15.05%

8/2/99)
-------------------------------------------------------------------------------------

Class  C   Shares   (inception     12.82%           12.27%              14.93%

8/2/99)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Class  N   Shares   (inception     13.25%           12.74%              12.87%

3/1/01)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Class  Y   Shares   (inception     15.20%           13.66%              16.28%

8/2/99)
-------------------------------------------------------------------------------------
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Russell 2000 Index (reflects       18.37%           11.39%             9.38%(1)
no deduction for fees,                                                10.47%(2)

expenses or taxes)
-------------------------------------------------------------------------------------

Lipper Small Cap Core Fund         13.70%           10.50%            10.95%(1)
Index (reflects no deduction                                          10.81%(2)

for fees, expenses or taxes)
(1)   From 7/31/99
(2)   From 2/28/01

     The Fund's average annual total returns include  applicable  sales charges:
for Class A, the current maximum initial sales charge of 5.75%; for Class B, the contingent deferred sales charge of 5% (1-year) and 2% (5-years);  and for Class
C and Class N, the 1% contingent  deferred  sales charge for the 1-year  period.
There is no sales charge for Class Y shares.  Because Class B shares  convert to
Class A shares 72 months after  purchase,  Class B  "life-of-class"  performance does  not  include  any  contingent  deferred  sales  charge  and  uses  Class A performance for the period after conversion. The returns measure the performance of a  hypothetical  account and assume  that all  dividends  and  capital  gains distributions  have been reinvested in additional shares. The performance of the
Fund's Class A shares is compared to the Russell 2000 Index,  an unmanaged index of  small-capitalization  stocks and the  Lipper  Small Cap Core Fund  Index,  a category  that  includes  the 30 largest  mutual  funds  within  the  investment category as defined by Lipper. The indices performance includes  reinvestment of income but does not reflect  transaction  costs,  fees,  expenses or taxes.  The
Fund's investments vary from those in the indices.

Fees and Expenses of the Fund

     The  following  tables are  provided  to help you  understand  the fees and expenses  you may pay if you buy and hold  shares of the  Fund.  The Fund pays a variety of expenses  directly  for  management  of its  assets,  administration, distribution  of its shares and other  services.  Those  expenses are subtracted from the Fund's assets to calculate  the Fund's net asset values per share.  All shareholders  therefore pay those expenses  indirectly.  Shareholders  pay other transaction  expenses  directly,  such as sales  charges.  The numbers below are based on the Fund's expenses during its fiscal year ended June 30, 2007.

--------------------------------------------------------------------------------------
Shareholder Fees (charges paid directly from your investment):
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
                            Class A     Class B     Class C     Class N     Class Y
                            Shares      Shares      Shares      Shares      Shares
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Maximum Sales Charge         5.75%       None        None        None        None
(Load) on purchases (as
% of offering price)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load) (as % of
the lower of the            None(1)      5%(2)       1%(3)       1%(4)       None
original offering price
or redemption proceeds)
--------------------------------------------------------------------------------------

----------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
                           Class A    Class B      Class C   Class N    Class Y
                             Shares     Shares     Shares      Shares   Shares
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Management Fees              0.62%      0.62%       0.62%      0.62%      0.62%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Distribution and/or          0.25%      1.00%       1.00%      0.50%      None
Service (12b-1) Fees
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Other Expenses               0.25%       0.27%      0.22%      0.33%      0.04%

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Total Annual Operating       1.12%       1.89%      1.84%      1.45%      0.66%
Expenses

----------------------------------------------------------------------------------

     Expenses may vary in future years.  "Other Expenses" include transfer agent fees,  custodial fees, and accounting and legal expenses that the Fund pays. The
"Other  Expenses"  in the table are based on, among other  things,  the fees the
Fund would have paid if the  transfer  agent had not waived a portion of its fee under a  voluntary  undertaking  to the  Fund to  limit  these  fees to 0.35% of average daily net assets per fiscal year for all classes.  That  undertaking may be amended or withdrawn at any time.  For the Fund's  fiscal year ended June 30,
2007,  the transfer agent fees did not exceed the expense  limitation  described above.

     1.  A  contingent  deferred  sales  charge  may  apply  to  redemptions  of investments  of $1  million  or  more  ($500,000  for  certain  retirement  plan accounts) of Class A shares. See "How to Buy Shares" for details.

     2. Applies to  redemptions  in first year after  purchase.  The  contingent deferred sales charge gradually  declines from 5% to 1% in years one through six and is eliminated after that.

     3. Applies to shares redeemed within 12 months of purchase.

     4. Applies to shares redeemed within 18 months of a retirement plan's first purchase of Class N shares.

     EXAMPLES.  The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual  funds.  The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

     The first example  assumes that you redeem all of your shares at the end of those  periods.  The second  example  assumes  that you keep your  shares.  Both examples also assume that your investment has a 5% return each year and that the class's  operating  expenses remain the same. Your actual costs may be higher or lower because  expenses  will vary over time.  Based on these  assumptions  your expenses would be as follows:

--------------------------------------------------------------------------------
If shares are redeemed:     1 Year        3 Years       5 Years      10 Years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A Shares                    $683          $912        $1,160       $1,867

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B Shares                    $694          $899        $1,231      $1,841*

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C Shares                    $289          $584        $1,005       $2,178

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class N Shares                    $249          $462          $798       $1,748

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y Shares                     $68          $212          $369         $825
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   If shares are not
       redeemed:            1 Year        3 Years       5 Years      10 Years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A Shares                    $683          $912        $1,160       $1,867

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B Shares                    $194          $599        $1,031      $1,841*

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C Shares                    $189          $584        $1,005       $2,178

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class N Shares                    $149          $462          $798       $1,748

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class        Y         Shares         $68         $212         $369         $825
--------------------------------------------------------------------------------
In the first example,  expenses include the initial sales charge for Class A and the applicable  Class B, Class C and Class N contingent  deferred sales charges.
In the second example,  the Class A expenses include the sales charge, but Class
B,  Class C and  Class N  expenses  do not  include  contingent  deferred  sales charges. There is no sales charge on Class Y shares.

     * Class B  expenses  for years 7 through  10 are based on Class A  expenses since  Class B shares  automatically  convert to Class A shares 72 months  after purchase.

About the Fund's Investments

     THE FUNDS' PRINCIPAL  INVESTMENT  POLICIES AND RISKS. The allocation of the
Fund's  portfolio among different types of investments will vary over time based on the Manager's  evaluation of economic and market trends. The Fund's portfolio might not always  include all of the different  types of  investments  described
below.   The  Statement  of  Additional   Information   contains  more  detailed
information about the Fund's investment policies and risks.

     In  addition to  quantitative  research  focusing on small cap stocks,  the
Manager tries to reduce risk by carefully  controlling  the portfolio  weight of any one  security  in the Fund.  The Fund  attempts  to reduce its  exposure  to individual  security risk by diversifying its investments  across a broad number of  stocks,  that is, by not  holding a  substantial  amount of stock of any one company and by not  investing too great a percentage of the Fund's assets in any one company. Also, the Fund does not concentrate 25% or more of its total assets in  investments  in any one  industry.  The share prices of the Fund will change daily based on changes in market prices of securities and market  conditions and in response to other economic events.  What is a "small-cap"  issuer?  Small-cap issuers are those issuers  having a market  capitalization  of up to $3 billion.
What is a  "small-cap"  issuer?  Small-cap  issuers are those  issuers  having a market capitalization of up to $3 billion.

     Small-Cap  Stocks.  The Fund invests  mainly in a diversified  portfolio of common  stocks of small-cap  companies to seek capital  appreciation.  Small-cap growth companies could include,  for example,  companies that are developing new products or services,  that have  relatively  favorable  prospects,  or that are expanding  into new and  growing  markets.  They may  provide  new  products  or services  that can  enable  them to  capture  a  dominant  or  important  market position.  They may have a special area of expertise or the  capability  to take advantage  of  changes in  demographic  factors  in a more  profitable  way than larger,  more  established  companies.  Small-cap value companies meet valuation parameters  (such  as the P/E  ratio)  that  may  indicate  that  they  are less expensive than other small-cap companies.

     The Manager  defines  small-cap  issuers as those  issuers  having a market capitalization less than or equal to the largest company in the Russell 2000 and
S&P 600 indices, which is currently $4.84 billion. However, this definition of a
"small-cap" issuer is subject to change.

     Small-Cap  stocks may trade  infrequently  and  investors may seek to trade
Fund shares  based on their  knowledge  or  understanding  of the value of those types of securities (this is sometimes referred to as "price  arbitrage").  Such price  arbitrage,  if otherwise  successful,  might interfere with the efficient management  of the Fund's  portfolio to a greater  degree than would be the case for funds  that  invest in more  liquid  securities,  because  the Fund may have difficulty  selling those securities at advantageous  times or prices to satisfy the liquidity  requirements  created by large and/or frequent trading  activity.
Successful price arbitrage activities might also dilute the value of fund shares held by other  shareholders.  Investing in  Unseasoned  Companies.  The Fund can
invest in unseasoned companies.  These are companies that have been in operation less than three years,  including the  operations of any  predecessors.  Because these  companies have a limited  operating  history and may be more dependent on the efforts of individual managers,  their securities may have limited liquidity and their prices may be very  volatile.  The Fund  currently  does not intend to invest more than 20% of its net assets in these securities.

     Newer growth companies  typically retain a large part of their earnings for research,  development or investment in capital assets.  Therefore,  they do not tend to emphasize paying dividends,  and may not pay any dividends for some time after the Fund buys their stock.  However, the Fund does not have current income as a goal.

     Portfolio  Turnover.  The Fund may engage in active and frequent trading to try to achieve  its  objective.  Increased  portfolio  turnover  creates  higher brokerage and transaction  costs for the Fund (and may reduce  performance).  If the Fund realizes capital gains when it sells its portfolio investments, it must generally  pay  those  gains  out  to  shareholders,  increasing  their  taxable distributions.  The  Financial  Highlights  table at the end of this  prospectus shows the Fund's portfolio turnover rates during prior fiscal years.

     Investments  by "Funds of Funds." Class Y shares of the Fund are offered as an  investment  to certain  Oppenheimer  funds that act as "funds of funds." The
Fund's Board of Trustees has approved  making the Fund's shares  available as an investment for those funds.  From time to time,  those funds of funds may invest significant  portions  of their  assets in  shares  of the  Fund,  and may own a significant  amount of the  Fund's  outstanding  shares or  outstanding  Class Y shares.  Those funds of funds typically use asset  allocation  strategies  under which they may  increase or reduce the amount of their  investments  in the Fund frequently, and may do so on a daily basis during volatile market conditions. If the  size  of  those  purchases  and  redemptions  of  the  Fund's  shares  were significant  relative  to the  size of the  Fund's  assets,  the  Fund  could be required to purchase or sell portfolio  securities,  increasing its  transaction costs and possibly reducing its performance for all share classes. For a further discussion  of the possible  effects of frequent  trading in the Fund's  shares, please refer to the section titled "Are There Limitations on Frequent Purchases,
Redemptions and Exchanges?" in this prospectus.

     CAN THE FUND'S INVESTMENT  OBJECTIVE AND POLICIES CHANGE?  The Fund's Board
of Trustees can change  non-fundamental  investment policies without shareholder approval,  although  significant changes will be described in amendments to this prospectus.  Fundamental  policies  cannot be changed  without the approval of a majority  of  the  Fund's  outstanding  voting  shares.  The  Fund's  investment objective is a fundamental policy.  Investment restrictions that are fundamental policies are listed in the  Statement of Additional  Information.  An investment policy is not fundamental  unless this prospectus or the Statement of Additional
Information says that it is.

     OTHER INVESTMENT  STRATEGIES.  To seek its objective,  the Fund can use the investment  techniques and strategies described below. The Fund might not always use all of them. These techniques have risks, although some are designed to help reduce overall investment or market risks.

     Other Investments. The Fund's investments are not limited only to small-cap issuers. Under normal market conditions, up to 20% of the assets of the Fund can be invested in  securities  of mid and large  capitalization  companies,  if the
Manager believes they offer opportunities for growth.

     Other Equity  Securities.  Equity securities include common stocks, as well as "equity equivalents" such as preferred stocks and securities convertible into common stock.  Preferred stock has a set dividend rate and ranks after bonds and before  common  stocks in its claim for dividends and on assets if the issuer is
liquidated  or  becomes   bankrupt.   The  Manager  considers  some  convertible
securities to be "equity  equivalents"  because of the conversion feature and in that case their rating has less impact on the  investment  decision  than in the case of debt securities.

     Special Risks of Initial Public Offerings (IPOs).  The Fund has no limit on the amount of its assets that can be invested in IPOs. By definition, securities issued  in IPOs have not  traded  publicly  until  the time of their  offerings.
Special risks  associated  with IPOs may include,  among  others,  the fact that there may be only a limited number of shares  available for trading.  The market for those securities may be unseasoned.  The issuer may have a limited operating history. These factors may contribute to price volatility. The limited number of shares  available  for trading in some IPOs may also make it more  difficult for the Fund to buy or sell  significant  amounts of shares  without an  unfavorable impact on prevailing  prices.  In addition,  some companies  initially  offering their shares  publicly are involved in  relatively  new  industries  or lines of business, which may not be widely understood by investors. Some of the companies involved in new industries  may be regarded as  developmental  stage  companies, without revenues or operating income,  or the near-term  prospects of them. Many
IPOs are by small- or micro-cap companies that are undercapitalized.

     Risks of Foreign  Investing.  The Fund can buy  securities  of companies or governments in any country, developed or underdeveloped. While there is no limit on the amount of the Fund's  assets that may be invested in foreign  securities, the Manager does not currently plan to invest significant  amounts of the Fund's assets in foreign securities.  While foreign securities offer special investment opportunities,  there are also special risks, such as the effects of a change in value of a foreign  currency  against  the U.S.  dollar,  which will result in a change  in the U.S.  dollar  value of  securities  denominated  in that  foreign currency.

     If the Manager determines to invest a significant amount of the Fund assets in  foreign  securities,  it  might  expose  the fund to  "time-zone  arbitrage"
attempts by investors  seeking to take advantage of the  differences in value of foreign  securities  that might result from events that occur after the close of the foreign  securities  market on which a foreign security is traded and before the close of the New York Stock  Exchange (the "NYSE") that day, when the Fund's net asset value is calculated.  If such time-zone arbitrage were successful,  it might dilute the  interests of other  shareholders.  However,  the Fund's use of
"fair value pricing" to adjust the closing  market prices of foreign  securities under certain  circumstances,  to reflect what the Manager and the Board believe to be their fair value, may help deter those activities.

     Illiquid and Restricted  Securities.  Investments  may be illiquid  because they do not have an active trading market,  making it difficult to value them or dispose of them promptly at an acceptable price.  Restricted securities may have terms that limit their  resale to other  investors  or may require  registration under applicable securities laws before they may be sold publicly. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities.
The Board can increase that limit to 15%. Certain restricted securities that are eligible for resale to qualified institutional  purchasers may not be subject to that limit. The Manager monitors  holdings of illiquid  securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

     Derivative Investments.  The Fund can invest in a number of different kinds of  "derivative"  investments.  In general terms, a derivative  investment is an investment  contract whose value depends on (or is derived from) the value of an underlying  asset,  interest  rate or index.  In the  broadest  sense,  options, futures  contracts,  and other  hedging  instruments  the Fund  might use may be considered "derivative" investments. The Fund does not expect to use derivatives to a  significant  degree  and is  not  required  to use  them  in  seeking  its objective.

     Derivatives have risks. If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on the  investment.  The  underlying security  or  investment  on which a  derivative  is based,  and the  derivative itself, may not perform the way the Manager expected it to. As a result of these risks the Fund could realize less principal or income from the  investment  than expected or its hedge might be unsuccessful. As a result, the Fund's share price could fall. Certain derivative investments held by the Fund might be illiquid.

     Hedging. The Fund can buy and sell futures contracts, put and call options, forward contracts and options on futures and securities  indices.  These are all referred to as "hedging  instruments."  Some of these strategies would hedge the
Fund's portfolio against price fluctuations.  Other hedging strategies,  such as buying futures and call options,  would tend to increase the Fund's  exposure to the  securities  market.  There are also  special  risks in  particular  hedging strategies.  Options  trading  involves the payment of premiums and can increase portfolio  turnover.  If the Manager used a hedging instrument at the wrong time or judged market  conditions  incorrectly,  the strategy could reduce the Fund's return.

     Investments  in Oppenheimer  Institutional  Money Market Fund. The Fund can
invest its free cash  balances  in Class E shares of  Oppenheimer  Institutional
Money Market Fund,  to provide  liquidity or for  defensive  purposes.  The Fund invests in Oppenheimer  Institutional  Money Market Fund rather than  purchasing individual  short-term  investments  to try to seek a higher yield than it could obtain on its own.  Oppenheimer  Institutional Money Market Fund is a registered open-end management  investment company,  regulated as a money market fund under the  Investment  Company Act of 1940, as amended and is part of the  Oppenheimer
Family  of  Funds.  It  invests  in  a  variety  of  short-term,   high-quality,
dollar-denominated  money  market  instruments  issued  by the U.S.  Government, domestic  and foreign  corporations,  other  financial  institutions,  and other entities.  Those  investments  may  have  a  higher  rate  of  return  than  the investments  that would be  available  to the Fund  directly.  At the time of an investment,  the  Manager  cannot  predict  what the  yield  of the  Oppenheimer
Institutional  Money  Market  Fund  will  be  because  of the  wide  variety  of instruments  that fund holds in its portfolio.  The return on those  investments may, in some cases,  be lower than the return that would have been  derived from other types of investments that would provide liquidity.  As a shareholder,  the
Fund will be subject to its  proportional  share of the expenses of  Oppenheimer
Institutional  Money Market  Fund's Class E shares,  including its advisory fee.
However,  the  Manager  will waive a portion of the Fund's  advisory  fee to the extent  of the  Fund's  share  of the  advisory  fee  paid  to  the  Manager  by
Oppenheimer Institutional Money Market Fund.

     Temporary  Defensive  and  Interim  Investments.  For  temporary  defensive purposes  in  times  of  adverse  or  unstable  market,  economic  or  political conditions, the Fund can invest up to 100% of its assets in investments that may be inconsistent with the Fund's principal investment  strategies.  Generally the
Fund would invest in shares of Oppenheimer Institutional Money Market Fund or in the types of money market instruments in which Oppenheimer  Institutional  Money
Market Fund invests or in other short-term U.S. Government securities.  The Fund might also hold these types of  securities  as interim  investments  pending the investment  of  proceeds  from  the  sale of  Fund  shares  or the  sale of Fund portfolio  securities or to meet anticipated  redemptions of Fund shares. To the extent the Fund invests in these securities, it might not achieve its investment objective.

     Loans of  Portfolio  Securities.  The Fund has  entered  into a  Securities
Lending  Agreement  with  JP  Morgan  Chase.  Under  that  agreement   portfolio
securities  of the Fund may be loaned to brokers,  dealers  and other  financial institutions.  The  Securities  Lending  Agreement  provides  that loans must be adequately  collateralized  and may be made only in  conformity  with the Fund's
Securities  Lending  Guidelines,  adopted by the Fund's Board of  Trustees.  The value of the securities loaned may not exceed 25% of the value of the Fund's net assets. Securities lending allows the fund to retain ownership of the securities loaned and, at the same time, earn additional  income. The borrower provides the
Fund with  collateral in an amount at least equal to the value of the securities loaned. The Fund maintains the ability to obtain the right to vote or consent on proxy proposals  involving  material events affecting  securities loaned. If the borrower  defaults on its obligation to return the securities  loaned because of insolvency  or other  reasons,  the Fund  could  experience  delays and costs in recovering the securities loaned or in gaining access to the collateral.  If the
Fund is not  able to  recover  the  securities  loaned,  the  Fund  may sell the collateral and purchase a replacement investment in the market. The value of the collateral  could decrease below the value of the replacement  investment by the time the replacement investment is purchased. Loans will be made only to parties deemed to be in sound financial  condition and when, in the Manager's  judgment, the income earned would justify the risks.

     PORTFOLIO   HOLDINGS.   The  Fund's  portfolio  holdings  are  included  in
semi-annual  and annual reports that are distributed to shareholders of the Fund within 60 days  after the close of the  period  for which  such  report is being made.  The Fund also  discloses  its  portfolio  holdings in its  Statements  of
Investments  on Form N-Q,  which  are filed  with the  Securities  and  Exchange
Commission  no later than 60 days after the close of its first and third  fiscal quarters.  These required  filings are publicly  available at the Securities and
Exchange Commission. Therefore, portfolio holdings of the Fund are made publicly available  no later than 60 days  after the close of each of the  Fund's  fiscal quarters.

     A description  of the Fund's  policies and  procedures  with respect to the disclosure  of the  Fund's  portfolio  securities  is  available  in the  Fund's
Statement of Additional Information.

How the Fund Is Managed

     THE MANAGER.  The Manager  chooses the Fund's  investments  and handles its day-to-day business. The Manager carries out its duties, subject to the policies established  by the  Fund's  Board of  Trustees,  under an  investment  advisory agreement  that states the Manager's  responsibilities.  The agreement  sets the fees the Fund pays to the Manager and  describes  the expenses  that the Fund is responsible to pay to conduct its business.

     The Manager has been an investment  advisor since 1960. The Manager and its subsidiaries and controlled  affiliates managed more than $250 billion in assets as of June 30, 2007,  including other Oppenheimer funds with more than 6 million shareholder accounts.  The Manager is located at Two World Financial Center, 225
Liberty Street, 11th Floor, New York, New York 10281-1008.

     Advisory Fees. Under the Investment Advisory  Agreement,  the Fund pays the
Manager an advisory fee at an annual rate that declines on additional  assets as the Fund grows:  0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million,  0.69% of the next $200 million, 0.66%
of the next $200  million,  0.60% of the next $4.2  billion and 0.58% of average annual net assets in excess of $5  billion.  The Fund's  management  fee for the period ended June 30, 2007 was 0.62% of average annual net assets for each class of shares.

     A discussion regarding the basis for the Board of Trustees' approval of the
Fund's  investment  advisory  contract is  available  in the Fund's  Semi-Annual
Report to shareholders for the six month period ended December 31, 2006.

     Portfolio Managers. The Fund's portfolio is managed by Nikolaos D. Monoyios and Mark Zavanelli who are primarily  responsible for the day-to-day  management of the Fund's investments.

     Mr. Monoyios has been a manager of the Fund's portfolio since October 2003.
Mr. Monoyios, CFA, has been a Senior Vice President of the Manager since October
2003 and was  formerly  Vice  President  of the Manager  from April 1998 through
September  2003. He is an officer of other  portfolios  in the  OppenheimerFunds complex.

     Mr.  Zavanelli,  CFA, has been a manager of the Fund's portfolio since July
1999 and a Vice  President of the Manager since  November 2000. He is an officer of 3 portfolios in the OppenheimerFunds complex. Prior to joining the Manager in
May 1998,  Mr.  Zavanelli  was  President of  Waterside  Capital  Management,  a
registered investment advisor from August 1995 through April 1998.

     The Statement of Additional  Information  provides  additional  information about the Portfolio Managers' compensation, other accounts they manage and their ownership of Fund shares.

ABOUT YOUR ACCOUNT

How to Buy Shares

     You  can  buy  shares  several  ways,  as  described   below.   The  Fund's
Distributor, OppenheimerFunds Distributor, Inc., may appoint servicing agents to
accept  purchase  (and  redemption)   orders.  The  Distributor,   in  its  sole
discretion, may reject any purchase order for the Fund's shares.

     Buying Shares  Through Your Dealer.  You can buy shares through any dealer, broker or financial institution that has a sales agreement with the Distributor.
Your dealer will place your order with the Distributor on your behalf.  A broker or dealer may charge a processing fee for that service. Your account information will be shared  with the  dealer you  designate  as the dealer of record for the account.

     Buying Shares Through the  Distributor.  Complete an  OppenheimerFunds  new
account  application  and return it with a check  payable  to  "OppenheimerFunds
Distributor,  Inc." Mail it to P.O. Box 5270, Denver,  Colorado 80217. If you do
not list a dealer on the  application,  Class A shares  are your  only  purchase option.  The  Distributor  will act as your  agent  in  buying  Class A  shares.
However,  we recommend that you discuss your investment with a financial adviser before  you make a  purchase  to be sure that the Fund is  appropriate  for you.
Class B,  Class C or  Class N  shares  may not be  purchased  by a new  investor
directly  from  the  Distributor   without  the  investor   designating  another
registered   broker-dealer.   If  a  current  investor  no  longer  has  another
broker-dealer of record for an existing Class B, Class C or Class N account, the
Distributor is  automatically  designated as the  broker-dealer  of record,  but solely for the purpose of acting as the investor's agent to purchase the shares.

     o Paying by Federal Funds Wire.  Shares  purchased  through the Distributor may be paid for by Federal  Funds  wire.  The minimum  wire  purchase is $2,500.
Before sending a wire, call the Distributor's  Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.

     o Buying Shares Through OppenheimerFunds AccountLink. With AccountLink, you
can pay for shares by electronic funds transfers from your bank account.  Shares are  purchased  for your  account by a transfer of money from your bank  account through the  Automated  Clearing  House  (ACH)  system.  You can  provide  share purchase  instructions  automatically,  under an Asset Builder  Plan,  described below,  or by telephone  instructions  using  OppenheimerFunds  PhoneLink,  also described below. Please refer to "AccountLink," below for more details.

     o Buying Shares Through Asset Builder Plans. You may purchase shares of the
Fund  automatically  from your account at a bank or other financial  institution under an Asset Builder Plan with  AccountLink.  Details are in the Asset Builder application and the Statement of Additional Information.

     WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares  with  a  minimum  initial  investment  of  $1,000  and  make  additional investments  at any time  with as  little as $50.  There  are  reduced  minimums available under the following special investment plans:

     o If you establish  one of the many types of retirement  plan accounts that
OppenheimerFunds  offers,  more fully  described  below under "Special  Investor
Services," you can start your account with as little as $500.

     o By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional Information),  or government allotment plan, you can make an  initial  investment  for as  little  as $500.  The  minimum  subsequent investment is $50,  except that for any account  established  under one of these plans prior to November 1, 2002, the minimum  additional  investment will remain
$25.

     o A  minimum  initial  investment  of $250  applies  to  certain  fee based programs that have an agreement  with the  Distributor.  The minimum  subsequent investment for those programs is $50.

     o  The  minimum  investment  requirement  does  not  apply  to  reinvesting dividends  from the Fund or other  Oppenheimer  funds (a list of them appears in the Statement of Additional Information,  or you can ask your dealer or call the
Transfer Agent), or reinvesting  distributions  from unit investment trusts that have made arrangements with the Distributor.

     AT WHAT PRICE ARE SHARES  SOLD?  Shares  are sold at their  offering  price which is the net asset  value per  share  plus any  initial  sales  charge  that applies.  The offering  price that  applies to a purchase  order is based on the next  calculation  of the net  asset  value  per  share  that is made  after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor  receives the order.  Your financial  adviser can provide you with more  information  regarding  the time you must submit your purchase order and whether the adviser is an authorized agent for the receipt of purchase orders.

     Net Asset Value.  The Fund  calculates the net asset value of each class of shares  as of the close of the  NYSE,  on each day the NYSE is open for  trading
(referred to in this prospectus as a "regular  business day"). The NYSE normally closes at 4:00 p.m.,  Eastern  time,  but may close  earlier  on some days.  All references to time in this prospectus are to "Eastern time."

     The net asset value per share for a class of shares on a "regular  business day" is determined  by dividing the value of the Fund's net assets  attributable to that class by the number of shares of that class  outstanding on that day. To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations.  If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's  judgment) or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally  traded,  that security may be valued by another method that the Board of Trustees  believes  accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays,  the values of some of the
Fund's  foreign  investments  may  change on days when  investors  cannot buy or redeem Fund shares.

     The Board has adopted  valuation  procedures for the Fund and has delegated the day-to-day  responsibility  for fair value  determinations  to the Manager's
Valuation  Committee.  Fair value  determinations  by the Manager are subject to review,  approval and  ratification  by the Board at its next scheduled  meeting after the fair valuations are determined.  In determining whether current market prices are readily available and reliable,  the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for  significant  events  that it  believes in good faith will affect the market prices of the  securities of issuers held by the Fund.  Those may include events affecting  specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting  securities markets (for  example,  a foreign  securities  market  closes early because of a natural  disaster).  The Fund uses fair value pricing procedures to reflect what the  Manager  and the Board  believe to be more  accurate  values for the Fund's portfolio securities, although it may not always be able to accurately determine such values. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at the same time at which the Fund determines its net asset value per share.  In addition,  the discussion of "time-zone  arbitrage"  describes  effects that the Fund's fair value pricing policy is intended to counteract.

     If, after the close of the principal market on which a security held by the
Fund is traded and  before the time as of which the Fund's net asset  values are calculated  that day, an event occurs that the Manager learns of and believes in the exercise of its judgment  will cause a material  change in the value of that security from the closing price of the security on the principal market on which it is traded,  the Manager will use its best  judgment to determine a fair value for that security.

     The Manager  believes  that  foreign  securities  values may be affected by volatility  that  occurs in U.S.  markets  on a  trading  day after the close of foreign securities markets.  The Manager's fair valuation  procedures  therefore include a procedure  whereby foreign  securities  prices may be "fair valued" to take those factors into account.

     The Offering Price. To receive the offering price for a particular day, the
Distributor or its designated  agent must receive your order,  in proper form as described  in this  prospectus,  by the time the NYSE  closes  that day. If your order is received  on a day when the NYSE is closed or after it has closed,  the order will receive the next offering  price that is determined  after your order is received.

     Buying Through a Dealer.  If you buy shares  through an authorized  dealer, your dealer  must  receive the order by the close of the NYSE for you to receive that day's offering  price.  If your order is received on a day when the NYSE is closed or after it is closed,  the order will  receive the next  offering  price that is determined.

     WHAT CLASSES OF SHARES DOES THE FUND OFFER?  The Fund offers investors five
different  classes  of  shares.   The  different  classes  of  shares  represent
investments in the same portfolio of securities,  but the classes are subject to different  expenses and will likely have  different  share prices.  When you buy shares,  be sure to specify  the class of shares.  If you do not choose a class, your investment will be made in Class A shares.

     Class A Shares. If you buy Class A shares,  you pay an initial sales charge
(on  investments  up to $1 million  for regular  accounts or lesser  amounts for certain  retirement  plans). The amount of that sales charge will vary depending on the amount you invest.  The sales charge rates are listed in "How Can You Buy
Class A Shares?" below.

     Class B Shares.  If you buy Class B shares,  you pay no sales charge at the time of purchase,  but you will pay an annual  asset-based  sales charge. If you sell  your  shares  within 6 years of  buying  them,  you  will  normally  pay a contingent  deferred sales charge.  That contingent deferred sales charge varies depending  on how long you own your  shares,  as  described  in "How Can You Buy
Class B Shares?" below.

     Class C Shares.  If you buy Class C shares,  you pay no sales charge at the time of purchase,  but you will pay an annual  asset-based  sales charge. If you sell your  shares  within 12 months of  buying  them,  you will  normally  pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class
C Shares?" below.

     Class N Shares.  If you buy Class N shares  (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the  retirement  plan's  first  purchase  of  Class N  shares,  you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class
N Shares?" below.

Class Y Shares. Class Y shares are offered only to certain institutional investors that have a special agreement with the Distributor.

     WHICH CLASS OF SHARES  SHOULD YOU CHOOSE?  Once you decide that the Fund is an  appropriate  investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial  adviser.  Some factors to consider are how much you plan to invest  and how  long  you  plan to hold  your  investment.  If your  goals  and objectives  change over time and you plan to  purchase  additional  shares,  you should  re-evaluate those factors to see if you should consider another class of shares.  The  Fund's  operating  costs  that  apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

     The  discussion  below  is  not  intended  to  be  investment  advice  or a recommendation,  because each investor's financial considerations are different.
The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course,  these examples are based on  approximations  of the effects of current  sales  charges and expenses projected over time, and do not detail all of the  considerations in selecting a class of shares.  You should analyze your options  carefully with your financial adviser before making that choice.

     How Long Do You  Expect to Hold Your  Investment?  While  future  financial needs cannot be predicted  with  certainty,  knowing how long you expect to hold your investment  will assist you in selecting the  appropriate  class of shares.
Because of the effect of class-based  expenses,  your choice will also depend on how much you plan to invest.  For example,  the reduced sales charges  available for larger  purchases  of Class A shares  may,  over time,  offset the effect of paying an initial sales charge on your  investment,  compared to the effect over time of higher  class-based  expenses  on shares of Class B, Class C or Class N.
For  retirement  plans that qualify to purchase  Class N shares,  Class N shares will generally be more advantageous than Class B and Class C shares.

     o Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your  shares for not more than six  years),  you should most likely invest in Class A or Class C shares rather than Class B shares.  That is because of the  effect of the Class B  contingent  deferred  sales  charge if you redeem within six years, as well as the effect of the Class B asset-based  sales charge on the investment return for that class in the short-term.  Class C shares might be the  appropriate  choice  (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares,  and the  contingent deferred  sales charge does not apply to amounts you sell after holding them one year.

     However,  if you plan to invest more than  $100,000  for the shorter  term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales  charge on Class C shares will have a greater  impact on your account over the longer term than the reduced  front-end  sales charge  available  for larger purchases of Class A shares.

     If you invest $1 million or more,  in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. The
Distributor  normally will not accept  purchase  orders of more than $100,000 of
Class B shares or $1 million or more of Class C shares  from a single  investor.
Dealers or other financial intermediaries  purchasing shares for their customers in omnibus accounts are responsible for compliance with those limits.

     o Investing for the Longer Term.  If you are  investing  less than $100,000 for the  longer-term,  for  example  for  retirement,  and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

     Are There  Differences in Account Features That Matter to You? Some account features  may not be  available  to Class B,  Class C and Class N  shareholders.
Other  features  may not be advisable  (because of the effect of the  contingent deferred sales charge) for Class B, Class C and Class N shareholders. Therefore, you should carefully  review how you plan to use your investment  account before deciding which class of shares to buy.

     Additionally,  the  dividends  payable  to  Class  B,  Class C and  Class N shareholders  will be reduced by the additional  expenses borne by those classes that are not  borne by Class A or Class Y shares,  such as the Class B,  Class C and Class N  asset-based  sales charge  described  below and in the Statement of
Additional Information.

     How Do Share Classes Affect  Payments to Your Broker?  A financial  adviser may  receive  different  compensation  for  selling one class of shares than for selling  another  class.  It is important to remember  that Class B, Class C and
Class N contingent deferred sales charges and asset-based sales charges have the same  purpose  as the  front-end  sales  charge on sales of Class A  shares:  to compensate the  Distributor  for concessions and expenses it pays to dealers and financial  institutions  for selling shares.  The Distributor may pay additional
compensation  from  its  own  resources  to  securities   dealers  or  financial
institutions  based  upon the value of shares of the Fund held by the  dealer or financial institution for its own account or for its customers.

     HOW CAN YOU BUY CLASS A SHARES?  Class A shares are sold at their  offering price, which is normally net asset value plus an initial sales charge.  However, in some cases,  described  below,  purchases are not subject to an initial sales charge,  and the  offering  price will be the net asset  value.  In other cases, reduced sales charges may be available,  as described  below or in the Statement of Additional  Information.  Out of the amount you invest, the Fund receives the net asset value to invest for your account.

     The sales charge varies depending on the amount of your purchase. A portion of the sales  charge may be retained by the  Distributor  or  allocated  to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers.  The current sales charge rates and  concessions  paid to dealers and brokers are as follows:

 Amount of Purchase       Front-End Sales  Front-End Sales   Concession As a
                                           Charge As a
                          Charge As a      Percentage of
                          Percentage of    Net               Percentage of
                          Offering Price   Amount Invested   Offering Price
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Less than $25,000             5.75%             6.10%             4.75%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $25,000 or more but           5.50%             5.82%             4.75%
 less than $50,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $50,000 or more but           4.75%             4.99%             4.00%
 less than $100,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $100,000 or more but          3.75%             3.90%             3.00%
 less than $250,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $250,000 or more but          2.50%             2.56%             2.00%
 less than $500,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $500,000 or more but          2.00%             2.04%             1.60%
 less than $1 million
 ------------------------------------------------------------------------------
Due to rounding,  the actual sales charge for a particular  transaction may be higher or lower than the rates listed above.

     SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS.  Appendix A to the Statement
of Additional Information details the conditions for the waiver of sales charges that apply in certain  cases,  and the special  sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the  Distributor  when  purchasing shares or the  Transfer  Agent when  redeeming  shares that a special  condition applies.

     CAN YOU REDUCE CLASS A SALES  CHARGES?  You and your spouse may be eligible to buy Class A shares of the Fund at reduced sales charge rates set forth in the table above under the Fund's  "Right of  Accumulation"  or a "Letter of Intent."
The Fund reserves the right to modify or to cease offering these programs at any time.

     o Right of  Accumulation.  To qualify for the reduced  Class A sales charge that would apply to a larger purchase than you are currently making (as shown in the table  above),  you can add the value of any  Class A,  Class B or,  Class C shares of the Fund or other  Oppenheimer funds that you or your spouse currently own, or are currently  purchasing,  to the value of your Class A share purchase.
Your Class A shares of Oppenheimer  Money Market Fund, Inc. or Oppenheimer  Cash
Reserves on which you have not paid a sales  charge will not be counted for this purpose. In totaling your holdings, you may count shares held in your individual accounts  (including  IRAs and  403(b)  plans),  your joint  accounts  with your spouse,  or accounts you or your spouse hold as trustees or custodians on behalf of your children who are minors.  A fiduciary can count all shares purchased for a trust, estate or other fiduciary account that has multiple accounts (including employee benefit plans for the same employer). If you are buying shares directly from the Fund, you must inform the Distributor of your  eligibility and holdings at the time of your purchase in order to qualify for the Right of  Accumulation.
If you are buying shares  through your  financial  intermediary  you must notify your  intermediary of your eligibility for the Right of Accumulation at the time of your purchase.

     To count  shares of  eligible  Oppenheimer  funds held in accounts at other intermediaries under this Right of Accumulation, you may be requested to provide the  Distributor  or  your  current  intermediary  with  a copy  of all  account statements  showing  your  current  holdings  of  the  Fund  or  other  eligible
Oppenheimer funds, including statements for accounts held by you and your spouse or in  retirement  plans or trust or custodial  accounts  for minor  children as described  above.  The Distributor or intermediary  through which you are buying shares will calculate the value of your eligible  Oppenheimer fund shares, based on the current  offering price, to determine which Class A sales charge rate you qualify for on your current purchase.

     o Letters of Intent. You may also qualify for reduced Class A sales charges by  submitting  a Letter of Intent to the  Distributor.  A Letter of Intent is a
written  statement of your  intention to purchase a specified  value of Class A,
Class B or Class C shares of the Fund or other Oppenheimer funds over a 13-month period.  The total  amount of your  intended  purchases  of Class A, Class B and
Class C shares will  determine  the reduced sales charge rate that will apply to your Class A share  purchases of the Fund during that period.  Purchases made up to 90 days  before the date that you submit a Letter of Intent  will be included in  that  determination.  Your  Class  N  shares,  and any  Class  A  shares  of
Oppenheimer  Money Market Fund,  Inc. or Oppenheimer  Cash Reserves on which you have not paid a sales charge, will not be counted for this purpose. Submitting a
Letter of Intent does not  obligate  you to  purchase  the  specified  amount of shares.  You may  also be able to  apply  the  Right  of  Accumulation  to these purchases.

     If you do not complete the purchases  outlined in the Letter of Intent, the front-end  sales  charge  you paid on your  purchases  will be  recalculated  to reflect  the actual  value of shares you  purchased.  A certain  portion of your shares  will be held in escrow by the Fund's  Transfer  Agent for this  purpose.
Please refer to "How to Buy Shares - Letters of Intent" in the Fund's  Statement
of Additional Information for more complete information.

     Other  Special  Sales Charge  Arrangements  and  Waivers.  The Fund and the
Distributor  offer other  opportunities to purchase shares without  front-end or contingent  deferred sales charges under the programs  described below. The Fund reserves the right to amend or  discontinue  these  programs at any time without prior notice.

     o Dividend  Reinvestment.  Dividends  and/or  capital  gains  distributions received by a shareholder  from the Fund may be reinvested in shares of the Fund or any of the  other  Oppenheimer  funds  into  which  shares of the Fund may be exchanged  without a sales charge, at the net asset value per share in effect on the payable  date.  You must notify the Transfer  Agent in writing to elect this option and must have an existing account in the fund selected for reinvestment.

     o Exchanges of Shares.  Shares of the Fund may be  exchanged  for shares of certain  other  Oppenheimer  funds at net  asset  value per share at the time of exchange,  without  sales  charge,  and shares of the Fund can be  purchased  by exchange of shares of certain other Oppenheimer funds on the same basis.  Please refer to "How to Exchange  Shares" in this  prospectus  and in the  Statement of
Additional Information for more details, including a discussion of circumstances in which sales charges may apply on exchanges.

     o  Reinvestment  Privilege.  Within six months of a  redemption  of certain
Class A and Class B shares,  the proceeds may be reinvested in Class A shares of the Fund,  or any of the other  Oppenheimer  funds into which shares of the Fund may be exchanged,  without a sales charge. This privilege applies to redemptions of Class A shares  that were  subject to an initial  sales  charge or Class A or
Class B shares that were  subject to a  contingent  deferred  sales  charge when redeemed.  The  investor  must ask the  Transfer  Agent or his or her  financial intermediary  for that privilege at the time of  reinvestment  and must identify the account from which the  redemption  was made,  and must meet any  investment minimum that is applicable to the selected fund.

     o Other Special Reductions and Waivers.  The Fund and the Distributor offer additional  arrangements  to reduce or eliminate  front-end  sales charges or to waive  contingent  deferred sales charges for certain types of transactions  and for certain  categories of investors  (primarily  retirement plans that purchase shares in special  programs  through the  Distributor).  These are  described in greater  detail in Appendix A to the  Statement of Additional  Information.  The
Fund's   Statement  of  Additional   Information   may  be  ordered  by  calling
1.800.225.5677  or may be accessed  through  the  OppenheimerFunds  website,  at
www.oppenheimerfunds.com  (under the heading "I Want To,"  follow the  hyperlink
"Access  Fund  Documents"  and click on the icon in the column "SAI" next to the
Fund's  name).   A  description  of  these  waivers  and  special  sales  charge arrangements  is also  available  for  viewing on the  OppenheimerFunds  website
(under the heading  "Fund  Information,"  click on the  hyperlink  "Sales Charge
Waivers").  To  receive  a waiver or  special  sales  charge  rate  under  these programs,  the  purchaser  must  notify  the  Distributor  (or  other  financial intermediary  through which shares are being purchased) at the time of purchase, or must notify the Transfer  Agent at the time of  redeeming  shares for waivers that apply to contingent deferred sales charges.

     Class A Contingent Deferred Sales Charge.  There is no initial sales charge on Class A share  purchases  totaling  $1  million or more of one or more of the
Oppenheimer  funds.  However,  those  Class A shares  may be  subject  to a 1.0%
contingent  deferred  sales  charge  if they are  redeemed  within  an  18-month
"holding  period"  measured  from the  beginning of the calendar  month of their purchase (except for shares in certain retirement plans,  described below). That sales charge will be calculated on the lesser of the original net asset value of the redeemed  shares or the aggregate net asset value of the redeemed  shares at the time of redemption.

     o The Class A  contingent  deferred  sales  charge does not apply to shares purchased by the  reinvestment  of dividends or capital gain  distributions  and will not exceed the aggregate  amount of the concessions the Distributor pays on all of your  purchases of Class A shares,  of all  Oppenheimer  funds,  that are subject to the contingent deferred sales charge.

     The Distributor  pays  concessions  from its own resources equal to 1.0% of
Class A  purchases  of $1  million  or more  (other  than  purchases  by certain retirement  plans).  The  concession  will not be paid on  shares  purchased  by exchange or shares that were previously  subject to a front-end sales charge and dealer concession.

     o Class A Purchases by Certain  Retirement Plans. There is no initial sales charge on purchases of Class A shares of the Fund by retirement  plans that have
$1 million or more in plan assets.  There is also no contingent  deferred  sales charge on any group retirement plan shares purchased after March 1, 2007.

     Until  March  1,  2007,  the  Distributor  paid a  concession  from its own resources on purchases by certain group  retirement  plans that were established prior to March 1, 2001 ("grandfathered  retirement plans").  Shares purchased in grandfathered  retirement  plans  prior to March 1,  2007  will  continue  to be subject to the contingent  deferred sales charge if they are redeemed  within 18 months after purchase.  Beginning March 1, 2007, the distributor  will not pay a concession on new share purchases by retirement plans (except plans that have $5 million or more in plan assets) and no new group  retirement plan purchases will be subject to the  contingent  deferred  sales  charge,  including  purchases in grandfathered retirement plans. For shares purchased prior to March 1, 2007, the concession  for  grandfathered  retirement  plans was  0.75% of the  first  $2.5 million  of  purchases  plus  0.25% of  purchases  in  excess  of $2.5  million.
Effective March 1, 2007, the concession for grandfathered retirement accounts is
0.25%.

     HOW CAN YOU BUY CLASS B SHARES?  Class B shares are sold at net asset value per share  without  an  initial  sales  charge.  However,  if Class B shares are redeemed  within six years from the  beginning  of the  calendar  month of their purchase,  a  contingent  deferred  sales  charge  will  be  deducted  from  the redemption  proceeds.  The Class B contingent  deferred  sales charge is paid to compensate the  Distributor  for its expenses of providing  distribution-related services to the Fund in connection with the sale of Class B shares.

     The amount of the  contingent  deferred  sales  charge  will  depend on the number  of years  since you  invested  and the  dollar  amount  being  redeemed, according to the following  schedule for the Class B contingent  deferred  sales charge holding period:

-------------------------------------------------------------------------------
Years Since Beginning of Month in       Contingent Deferred Sales Charge on
Which Purchase Order was Accepted       Redemptions in That Year
                                        (As % of Amount Subject to Charge)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
0 - 1                                   5.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
1 - 2                                   4.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
2 - 3                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
3 - 4                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
4 - 5                                   2.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
5 - 6                                   1.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
More than 6                             None
-------------------------------------------------------------------------------

     In the table,  a "year" is a 12-month  period.  In applying the  contingent deferred  sales charge,  all  purchases are  considered to have been made on the first regular business day of the month in which the purchase was made.

     Automatic  Conversion  of  Class B  Shares.  Class B  shares  automatically convert to Class A shares 72 months after you  purchase  them.  This  conversion feature  relieves  Class B  shareholders  of the  asset-based  sales charge that applies  to Class B shares  under the Class B  Distribution  and  Service  Plan, described  below. The conversion is based on the relative net asset value of the two  classes,  and no sales load or other  charge is  imposed.  When any Class B shares that you hold  convert,  any other  Class B shares that were  acquired by reinvesting  dividends  and  distributions  on the  converted  shares  will also convert to Class A shares. For further information on the conversion feature and its tax  implications,  see "Class B Conversion"  in the Statement of Additional
Information.

     HOW CAN YOU BUY CLASS C SHARES?  Class C shares are sold at net asset value per share  without  an  initial  sales  charge.  However,  if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their  purchase,  a  contingent  deferred  sales charge of 1.0% will be deducted from the  redemption  proceeds.  The Class C contingent  deferred sales charge is paid to  compensate  the  Distributor  for its  expenses of  providing distribution-related services to the Fund in connection with the sale of Class C shares.

     HOW CAN YOU BUY  CLASS N SHARES?  Class N shares  are  offered  for sale to retirement  plans  (including  IRAs and 403(b) plans) that purchase  $500,000 or more of Class N shares of one or more  Oppenheimer  funds or to group retirement plans (which do not include IRAs and 403(b)  plans) that have assets of $500,000 or more or 100 or more  eligible  participants.  See  "Availability  of  Class N shares" in the Statement of Additional Information for other circumstances where
Class N shares are available for purchase.

     Class N shares are sold at net asset value without an initial sales charge.
A contingent  deferred  sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:

     o The  group  retirement  plan  is  terminated  or  Class N  shares  of all
Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed  within 18 months after the plan's first purchase of Class N shares of any  Oppenheimer  fund,  or o With  respect to an IRA or 403(b)  plan,
Class N shares are  redeemed  within 18 months of the plan's  first  purchase of
Class N shares of any Oppenheimer fund.

     Retirement  plans  that offer  Class N shares  may  impose  charges on plan participant  accounts.  The  procedures  for  buying,  selling,  exchanging  and transferring  the  Fund's  other  classes of shares  (other  than the time those orders must be received by the  Distributor  or Transfer  Agent in Colorado) and
the special account features  applicable to purchasers of those other classes of shares  described  elsewhere in this  prospectus  do not apply to Class N shares offered  through a group  retirement  plan.  Instructions  for buying,  selling, exchanging or  transferring  Class N shares offered  through a group  retirement plan must be submitted by the plan, not by plan  participants  for whose benefit the shares are held.

     WHO CAN BUY CLASS Y SHARES?  Class Y shares are sold at net asset value per share  without a sales  charge  directly to  institutional  investors  that have special  agreements  with the  Distributor  for this  purpose.  They may include insurance companies, registered investment companies, employee benefit plans and
Section 529 plans, among others.  Individual investors cannot buy Class Y shares directly.

     An  institutional  investor  that buys  Class Y shares  for its  customers'
accounts  may impose  charges on those  accounts.  The  procedures  for  buying, selling,  exchanging and  transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent at  their  Colorado  office)  and the  special  account  features  available  to investors  buying those other  classes of shares do not apply to Class Y shares.
Instructions for buying, selling, exchanging or transferring Class Y shares must be submitted  by the  institutional  investor,  not by its  customers  for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

     Service  Plan for Class A Shares.  The Fund has adopted a Service  Plan for
Class A shares that  reimburses  the  Distributor  for a portion of the costs of providing  services  to  Class A  shareholder  accounts.  The Fund  makes  these payments quarterly, based on an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor  currently uses all of those fees to pay dealers,  brokers,  banks and other financial institutions for providing  personal  service and maintenance of accounts of their customers that hold Class A shares.

     Prior to March 1, 2007, the  Distributor  paid the first year's service fee in  advance  for  shares  purchased  in  grandfathered  retirement  plans and it retained the service fee from the Fund with  respect to those shares  during the first year after their  purchase.  After the shares were held by a grandfathered retirement plan for a year, the Distributor  paid the ongoing service fee to the dealer of record on a periodic  basis.  For shares  purchased  in  grandfathered plans on or after March 1, 2007,  the  Distributor  does not make any payment in advance and does not retain the service fee for the first year.

     Distribution and Service Plans for Class B, Class C and Class N Shares. The
Fund has adopted Distribution and Service Plans for Class B, Class C and Class N
shares to pay the Distributor  for its services and costs in distributing  Class
B, Class C and Class N shares and servicing accounts.  Under the plans, the Fund pays the Distributor an annual  asset-based sales charge of 0.75% on Class B and
Class C shares  and 0.25% on Class N shares.  The  Distributor  also  receives a service fee of 0.25% per year under the Class B, Class C and Class N plans.

     The asset-based  sales charge and service fees increase Class B and Class C expenses  by 1.0% and  increase  Class N expenses by 0.50% of the net assets per year of the  respective  class.  Because  these  fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

     The Distributor  uses the service fees to compensate  dealers for providing personal services for accounts that hold Class B, Class C or Class N shares. The
Distributor  normally  pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the  dealer.  After the shares have been held for a year, the Distributor pays the service fees to dealers periodically.

     The Distributor  currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers  from its own  resources at the time of sale.
Including  the  advance  of the  service  fee,  the  total  amount  paid  by the
Distributor  to the  dealer at the time of sale of Class B shares  is  therefore
4.00% of the  purchase  price.  The  Distributor  normally  retains  the Class B asset-based  sales  charge.  See the  Statement of  Additional  Information  for exceptions.

     The Distributor  currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers  from its own  resources at the time of sale.
Including  the  advance  of the  service  fee,  the  total  amount  paid  by the
Distributor  to the  dealer at the time of sale of Class C shares  is  therefore
1.0% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more.  The  Distributor  normally  retains the  asset-based  sales charge on Class C shares  during the first year  after the  purchase  of Class C shares. See the Statement of Additional Information for exceptions.

     The Distributor  currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers  from its own  resources at the time of sale.
Including  the  advance  of the  service  fee,  the  total  amount  paid  by the
Distributor  to the  dealer at the time of sale of Class N shares  is  therefore
1.0% of the purchase  price.  The Distributor  normally  retains the asset-based sales charge on Class N shares. See the Statement of Additional  Information for exceptions.

     For  certain  group  retirement  plans  held  in  omnibus   accounts,   the
Distributor may pay the full Class C or Class N asset-based sales charge and the service fee to the dealer beginning in the first year after the purchase of such shares in lieu of paying the dealer the sales  concession and the advance of the first year's  service fee at the time of purchase.  New group  omnibus plans may not purchase Class B shares.

     For Class C shares purchased  through the  OppenheimerFunds  Record(k)eeper
Pro program,  the Distributor  will pay the Class C asset-based  sales charge to the dealer of record in the first year after the purchase of such shares in lieu of paying the dealer a sales concession at the time of purchase. The Distributor will use the service fee it receives  from the Fund on those shares to reimburse
FASCore,  LLC for providing  personal  services to the Class C accounts  holding those shares.

     OTHER  PAYMENTS TO  FINANCIAL  INTERMEDIARIES  AND SERVICE  PROVIDERS.  The
Manager and the Distributor,  in their discretion, also may pay dealers or other
financial   intermediaries   and  service  providers  for  distribution   and/or
shareholder servicing  activities.  These payments are made out of the Manager's and/or the Distributor's own resources,  including from the profits derived from the advisory fees the Manager receives from the Fund. These cash payments, which may be substantial,  are paid to many firms having business  relationships  with the Manager and Distributor.  These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the
Fund to these financial  intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. These payments by the
Manager or Distributor  from their own resources are not reflected in the tables in the section called "Fees and Expenses of the Fund" in this prospectus because they are not paid by the Fund.

     "Financial  intermediaries"  are firms that  offer and sell Fund  shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation  for doing so. Your  securities  dealer or financial  adviser,  for example,  is a financial  intermediary,  and there are other types of  financial intermediaries  that receive  payments  relating to the sale or servicing of the
Fund's shares.  In addition to dealers,  the financial  intermediaries  that may receive payments include sponsors of fund "supermarkets,"  sponsors of fee-based advisory  or wrap fee  programs,  sponsors  of college  and  retirement  savings programs, banks and trust companies offering products that hold Fund shares, and insurance  companies  that offer  variable  annuity or variable  life  insurance products.

     In general,  these payments to financial  intermediaries can be categorized
as    "distribution-related"    or    "servicing"    payments.    Payments   for
distribution-related  expenses,  such as marketing or promotional expenses,  are often referred to as "revenue  sharing." Revenue sharing payments may be made on the basis of the sales of shares  attributable  to that dealer,  the average net assets of the Fund and other Oppenheimer  funds  attributable to the accounts of that dealer and its  clients,  negotiated  lump sum  payments  for  distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial  intermediary  or its representatives  to recommend  or offer shares of the Fund or other  Oppenheimer funds  to its  customers.  These  payments  also  may  give an  intermediary  an incentive to  cooperate  with the  Distributor's  marketing  efforts.  A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's  sales force, in some cases on a  preferential  basis  over  funds  of  competitors.  Additionally,  as firm
support,   the  Manager  or  Distributor  may  reimburse   expenses  related  to
educational  seminars and "due  diligence"  or training  meetings (to the extent permitted by applicable laws or the rules of the Financial  Industry  Regulatory
Authority  (FINRA)  formerly  known as the  NASD)  designed  to  increase  sales representatives' awareness about Oppenheimer funds, including travel and lodging expenditures.  However, the Manager does not consider a financial intermediary's sale of shares of the Fund or other  Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

     Various  factors  are used to  determine  whether to make  revenue  sharing payments.  Possible  considerations  include,  without limitation,  the types of services  provided by the  intermediary,  sales of Fund shares,  the  redemption rates on  accounts of clients of the  intermediary  or overall  asset  levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the  intermediary to allow the  Distributor to provide  educational and training support for the  intermediary's  sales  personnel  relating  to the  Oppenheimer funds, the  availability of the Oppenheimer  funds on the  intermediary's  sales system,  as  well  as the  overall  quality  of  the  services  provided  by the
intermediary   and  the   Manager  or   Distributor's   relationship   with  the
intermediary.  The Manager and Distributor have adopted guidelines for assessing and implementing  each prospective  revenue sharing  arrangement.  To the extent that financial intermediaries receiving  distribution-related  payments from the
Manager or Distributor sell more shares of the Oppenheimer  funds or retain more shares  of the funds in their  client  accounts,  the  Manager  and  Distributor benefit from the incremental management and other fees they receive with respect to those assets.

     Payments may also be made by the Manager,  the  Distributor or the Transfer
Agent  to  financial   intermediaries   to  compensate  or  reimburse  them  for
administrative  or other client services  provided such as  sub-transfer  agency services for shareholders or retirement plan participants, omnibus accounting or
sub-accounting,   participation  in  networking  arrangements,  account  set-up, recordkeeping  and other  shareholder  services.  Payments  may also be made for administrative  services  related to the distribution of Fund shares through the intermediary.  Firms that may receive  servicing  fees include  retirement  plan administrators,  qualified tuition program sponsors,  banks and trust companies, and others.  These fees may be used by the service  provider to offset or reduce fees that would otherwise be paid directly to them by certain  account  holders, such as retirement plans.

     The Statement of Additional  Information  contains more  information  about revenue  sharing and service  payments  made by the Manager or the  Distributor.
Your dealer may charge you fees or commissions in addition to those disclosed in this  prospectus.  You  should ask your  dealer or  financial  intermediary  for details about any such payments it receives from the Manager or the  Distributor and their affiliates, or any other fees or expenses it charges.

Special Investor Services

     ACCOUNTLINK.  You can use our AccountLink feature to link your Fund account with an account at a U.S.  bank or other  financial  institution.  It must be an
Automated  Clearing House (ACH) member.  AccountLink  lets you: o transmit funds electronically to purchase shares by telephone (through a service representative or by  PhoneLink) or  automatically  under Asset  Builder  Plans,  or o have the
Transfer Agent send redemption  proceeds or transmit dividends and distributions directly  to your  bank  account.  Please  call  the  Transfer  Agent  for  more information.

     You may  purchase  shares by  telephone  only after your  account  has been established.  To purchase  shares in amounts up to $250,000  through a telephone representative,  call the Distributor at  1.800.225.5677.  The purchase  payment will be debited from your bank account.

     AccountLink  privileges  should be  requested on your  Application  or your dealer's settlement  instructions if you buy your shares through a dealer. After your account is established,  you can request AccountLink  privileges by sending signature-guaranteed  instructions  and  proper  documentation  to the  Transfer
Agent.  AccountLink  privileges  will  apply to each  shareholder  listed in the registration on your account as well as to your dealer  representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any
change   you   make  to  the   bank   account   information   must  be  made  by
signature-guaranteed   instructions   to  the  Transfer   Agent  signed  by  all
shareholders who own the account.

     PHONELINK.  PhoneLink is the  OppenheimerFunds  automated  telephone system
that  enables   shareholders  to  perform  a  number  of  account   transactions
automatically   using   a   touch-tone   phone.   PhoneLink   may  be   used  on
already-established  Fund  accounts  after you obtain a Personal  Identification
Number  (PIN),  by calling  the  PhoneLink  number,  1.800.225.5677.  Purchasing
Shares.  You may purchase  shares in amounts up to $100,000 by phone, by calling
1.800.225.5677.  You must have established  AccountLink  privileges to link your bank account with the Fund to pay for these purchases.  Exchanging Shares.  With the  OppenheimerFunds  Exchange  Privilege,  described  below,  you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already  established by calling the special  PhoneLink  number.
Selling Shares. You can redeem shares by telephone  automatically by calling the
PhoneLink  number  and  the  Fund  will  send  the  proceeds  directly  to  your
AccountLink  bank  account.  Please  refer to "How to Sell  Shares,"  below  for details.

     CAN YOU SUBMIT  TRANSACTION  REQUESTS  BY FAX?  You may send  requests  for certain types of account transactions to the Transfer Agent by fax (telecopier).
Please call  1.800.225.5677  for  information  about which  transactions  may be handled this way.  Transaction requests submitted by fax are subject to the same rules and  restrictions  as written and  telephone  requests  described  in this prospectus.

     OPPENHEIMERFUNDS  INTERNET  WEBSITE.  You can obtain  information about the
Fund, as well as your account balance, on the OppenheimerFunds Internet website, at  www.oppenheimerfunds.com.  Additionally,  shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website.  To perform  account  transactions or obtain  account  information  online,  you must  first  obtain a user  I.D.  and password  on  that  website.  If  you do  not  want  to  have  Internet  account transaction  capability  for your  account,  please call the  Transfer  Agent at
1.800.225.5677.  At times,  the website may be  inaccessible  or its transaction features may be unavailable.

     AUTOMATIC  WITHDRAWAL AND EXCHANGE  PLANS.  The Fund has several plans that
enable  you  to  sell  shares   automatically   or  exchange   them  to  another
OppenheimerFunds  account on a regular basis.  Please call the Transfer Agent or consult the Statement of Additional Information for details.

     RETIREMENT  PLANS.  You may buy shares of the Fund for your retirement plan account.  If you  participate  in a plan  sponsored by your  employer,  the plan trustee  or  administrator  must buy the  shares  for  your  plan  account.  The
Distributor also offers a number of different  retirement plans that individuals and employers can use:  Individual  Retirement  Accounts  (IRAs).  These include regular IRAs,  Roth IRAs,  SIMPLE IRAs and rollover  IRAs.  SEP-IRAs.  These are
Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.  403(b)(7)  Custodial  Plans.  These  are  tax-deferred  plans  for employees of eligible tax-exempt organizations,  such as schools,  hospitals and charitable  organizations.  401(k) Plans. These are special retirement plans for businesses.  Pension and  Profit-Sharing  Plans.  These plans are  designed  for businesses  and  self-employed  individuals.  Please  call the  Distributor  for
OppenheimerFunds  retirement  plan  documents,  which include  applications  and important plan information.

How to Sell Shares

     You can sell  (redeem)  some or all of your shares on any regular  business day. Your shares will be sold at the next net asset value  calculated after your order is  received  in proper  form  (which  means that it must  comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire, or by telephone. You can also set up Automatic  Withdrawal  Plans to redeem shares on a regular basis.  If you have  questions  about  any of  these  procedures,  and  especially  if you  are redeeming shares in a special  situation,  such as due to the death of the owner or from a retirement  plan  account,  please call the Transfer  Agent first,  at
1.800.225.5677, for assistance.

     Certain Requests Require a Signature Guarantee. To protect you and the Fund from  fraud,  the  following  redemption  requests  must be in writing  and must include a signature  guarantee (although there may be other situations that also require a  signature  guarantee):  o You wish to redeem more than  $100,000  and receive a check.  o The  redemption  check is not  payable  to all  shareholders listed  on the  account  statement.  o The  redemption  check is not sent to the address of record on your account statement, o Shares are being transferred to a
Fund  account  with a different  owner or name.  o Shares are being  redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

     Retirement Plan Accounts. There are special procedures to sell shares in an
OppenheimerFunds  retirement  plan  account.  Call  the  Transfer  Agent  for  a distribution request form. Special income tax withholding  requirements apply to distributions  from retirement  plans.  You must submit a withholding  form with your  redemption  request to avoid delay in getting your money and if you do not want tax withheld.  If your employer holds your  retirement plan account for you in the name of the  plan,  you must ask the plan  trustee  or  administrator  to request the sale of the Fund shares in your plan account.

     Receiving  Redemption  Proceeds by Wire. While the Fund normally sends your money by check,  you can arrange to have the proceeds of shares you sell sent by
Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system.  The minimum redemption you can have sent by wire is $2,500.  There is a $10 fee for each  request.  To find out how to set up this  feature on your  account or to arrange a wire,  call the
Transfer Agent at 1.800.225.5677.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name,
   o  The Fund's name,
   o  Your Fund account number (from your account statement),
   o  The dollar amount or number of shares to be redeemed,
   o  Any special payment instructions,
   o  Any share certificates for the shares you are selling,
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

     HOW DO YOU SELL SHARES BY TELEPHONE?  You and your dealer representative of record may also sell your shares by telephone.  To receive the redemption  price calculated on a particular  regular  business day, your call must be received by the  Transfer  Agent by the close of the NYSE that day,  which is normally  4:00
p.m.  Eastern time,  but may be earlier on some days.  You may not redeem shares held in an OppenheimerFunds-sponsored qualified retirement plan account or under a share certificate by telephone.

     o To redeem shares through a service  representative  or  automatically  on
PhoneLink, call 1.800.225.5677.

     Whichever  method you use,  you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
     Telephone  Redemptions  Paid by Check.  Up to  $100,000  may be redeemed by telephone in any  seven-day  period.  The check must be payable to all owners of record of the shares and must be sent to the address on the  account  statement.
This  service is not  available  within 30 days of  changing  the  address on an account.

     Telephone  Redemptions  Through AccountLink or by Wire. There are no dollar limits on telephone  redemption  proceeds sent to a bank account designated when you establish  AccountLink.  Normally the ACH transfer to your bank is initiated on the business day after the  redemption.  You do not receive  dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

     If you have requested  Federal Funds wire privileges for your account,  the wire of the  redemption  proceeds will normally be  transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the Fund to sell securities to pay the redemption proceeds.  No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

     CAN  YOU  SELL  SHARES  THROUGH  YOUR  DEALER?  The  Distributor  has  made arrangements  to  repurchase  Fund shares from  dealers and brokers on behalf of their  customers.  Brokers  or  dealers  may  charge a  processing  fee for that service.  If your  shares are held in the name of your  dealer,  you must redeem them through your dealer.

     HOW CONTINGENT DEFERRED SALES CHARGES AFFECT  REDEMPTIONS.  If you purchase shares  subject to a Class A, Class B,  Class C or Class N  contingent  deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares,  the contingent  deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge  based  on the  categories  listed  in  Appendix  A to the  Statement  of
Additional  Information  and you advise  the  Transfer  Agent or your  financial intermediary  of your  eligibility for the waiver when you place your redemption request.)

     A contingent  deferred  sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:

     o the amount of your account value  represented by an increase in net asset value over the initial purchase price,

     o shares  purchased  by the  reinvestment  of  dividends  or capital  gains distributions, or

     o shares redeemed in the special  circumstances  described in Appendix A to the Statement of Additional Information.

     To  determine  whether a  contingent  deferred  sales  charge  applies to a redemption, the Fund redeems shares in the following order:

   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

     Contingent  deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the  applicable  contingent  deferred sales charge  holding  period,  the holding period will carry over to the fund whose shares you acquire.  Similarly, if you acquire shares of this Fund by exchanging  shares of another  Oppenheimer fund that are still  subject  to a  contingent  deferred  sales  charge  holding period, that holding period will carry over to this Fund.

How to Exchange Shares

     If you want to change all or part of your  investment  from one Oppenheimer fund to another,  you can  exchange  your shares for shares of the same class of another  Oppenheimer fund that offers the exchange privilege.  For example,  you can exchange Class A shares of the Fund only for Class A shares of another fund.
To exchange shares, you must meet several conditions:

     o Shares of the fund  selected for exchange  must be available  for sale in your state of residence.

     o The selected fund must offer the exchange privilege.

     o When you  establish  an account,  you must hold the shares you buy for at least seven days before you can  exchange  them.  After your account is open for seven days, you can exchange shares on any regular  business day, subject to the limitations described below.

     o You must meet the minimum purchase requirements for the selected fund.

     o  Generally,  exchanges  may be made only between  identically  registered accounts,  unless all account owners send written exchange  instructions  with a signature guarantee.

     o Before  exchanging into a fund, you must obtain its prospectus and should read it carefully.

     For tax purposes, an exchange of shares of the Fund is considered a sale of those  shares  and a  purchase  of the  shares  of the fund  into  which you are exchanging. An exchange may result in a capital gain or loss.

     You can find a list of the Oppenheimer  funds that are currently  available for  exchanges in the Statement of  Additional  Information  or you can obtain a list by calling a service representative at 1.800.225.5677.  The funds available for exchange can change from time to time.

     A contingent  deferred sales charge (CDSC) is not charged when you exchange shares of the Fund for  shares of  another  Oppenheimer  fund.  However,  if you exchange  your shares during the  applicable  CDSC holding  period,  the holding period will carry over to the fund shares that you  acquire.  Similarly,  if you acquire  shares of the Fund in exchange for shares of another  Oppenheimer  fund that are subject to a CDSC holding  period,  that holding period will carry over to the acquired shares of the Fund. In either of these situations, a CDSC may be imposed if the acquired  shares are redeemed  before the end of the CDSC holding period that applied to the exchanged shares.

     There are a number of other special  conditions and limitations  that apply to certain types of exchanges.  These conditions and circumstances are described in detail in the "How to Exchange Shares" section in the Statement of Additional
Information.

     HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing, by telephone or internet, or by establishing an Automatic Exchange Plan.

     Written Exchange Requests.  Send a request letter,  signed by all owners of the account,  to the Transfer Agent at the address on the back cover.  Exchanges of shares for which  share  certificates  have been issued  cannot be  processed unless the Transfer Agent receives the certificates with the request letter.

     Telephone and Internet Exchange  Requests.  Telephone exchange requests may be made  either by calling a service  representative  or by using  PhoneLink  by calling  1.800.225.5677.  You  may  submit  internet  exchange  requests  on the
OppenheimerFunds  internet website, at  www.oppenheimerfunds.com.  You must have obtained  a user  I.D.  and  password  to make  transactions  on  that  website.
Telephone  and/or internet  exchanges may be made only between accounts that are
registered   with  the  same  name(s)  and  address.   Shares  for  which  share
certificates have been issued may not be exchanged by telephone or the internet.

     Automatic  Exchange Plan.  Shareholders can authorize the Transfer Agent to
exchange  a  pre-determined   amount  of  shares  automatically  on  a  monthly,
quarterly, semi-annual or annual basis.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

     Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity.
The OppenheimerFunds  exchange privilege affords investors the ability to switch their  investments  among  Oppenheimer  funds if their  investment needs change.
However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of Fund shares may interfere with the Manager's  ability to manage the
Fund's   investments   efficiently,   increase   the  Fund's   transaction   and
administrative costs and/or affect the Fund's performance,  depending on various factors, such as the size of the Fund, the nature of its investments, the amount of Fund assets the portfolio manager maintains in cash or cash equivalents,  the aggregate dollar amount and the number and frequency of trades.  If large dollar amounts are involved in exchange and/or redemption transactions,  the Fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the Fund's brokerage or administrative  expenses might be increased.

     Therefore,  the Manager and the Fund's  Board of Trustees  have adopted the following  policies  and  procedures  to  detect  and  prevent  frequent  and/or excessive exchanges,  and/or purchase and redemption  activity,  while balancing the needs of investors who seek liquidity from their  investment and the ability to exchange  shares as investment  needs change.  There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

     o Timing of Exchanges. Exchanged shares are normally redeemed from one fund and the proceeds are  reinvested  in the fund  selected for exchange on the same regular  business  day on  which  the  Transfer  Agent or its  agent  (such as a financial  intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request  must be received  by the close of the NYSE that day,  which is normally
4:00 p.m.  Eastern  time,  but may be earlier on some days,  in order to receive that day's net asset value on the exchanged  shares.  Exchange requests received after the close of the NYSE will  receive  the next net asset  value  calculated
after  the  request  is  received.   However,   the  Transfer  Agent  may  delay
transmitting  the proceeds  from an exchange for up to five  business days if it determines,  in its  discretion,  that an earlier  transmittal of the redemption proceeds  to the  receiving  fund would be  detrimental  to either the fund from which the  exchange  is being made or the fund into which the  exchange is being made. The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received.  In the event that such a delay in the reinvestment of proceeds occurs, the Transfer
Agent will notify you or your financial representative.

     o Limits on Disruptive Activity. The Transfer Agent may, in its discretion, limit or  terminate  trading  activity by any person,  group or account  that it believes would be  disruptive,  even if the activity has not exceeded the policy outlined in this  prospectus.  The  Transfer  Agent may review and  consider the history of frequent  trading  activity in all accounts in the Oppenheimer  funds known to be under common  ownership  or control as part of the Transfer  Agent's procedures to detect and deter excessive trading activity.

     o Exchanges  of Client  Accounts by  Financial  Advisers.  The Fund and the
Transfer Agent permit dealers and financial  intermediaries  to submit  exchange requests on behalf of their customers  (unless that authority has been revoked).
A fund or the Transfer Agent may limit or refuse exchange requests  submitted by financial intermediaries if, in the Transfer Agent's judgment,  exercised in its discretion,  the exchanges  would be disruptive to any of the funds  involved in the transaction.

     o  Redemptions  of Shares.  These  exchange  policy  limits do not apply to redemptions of shares.  Shareholders are permitted to redeem their shares on any regular business day,  subject to the terms of this prospectus.  Further details are provided under "How to Sell Shares."

     o Right to Refuse Exchange and Purchase Orders.  The Distributor and/or the
Transfer Agent may refuse any purchase or exchange order in their discretion and are not  obligated to provide  notice  before  rejecting an order.  The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive
60  days'  notice  of any  material  change  in the  exchange  privilege  unless applicable law allows otherwise.

     o Right to Terminate or Suspend Account Privileges.  The Transfer Agent may
send a written warning to direct  shareholders  that the Transfer Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange  privileges  for any account that the  Transfer  Agent  determines,  in carrying out these policies and in the exercise of its  discretion,  has engaged in disruptive or excessive trading activity, with or without such warning.

     o Omnibus Accounts. If you hold your shares of the Fund through a financial intermediary  such as a  broker-dealer,  a bank, an insurance  company  separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan,  that holds your  shares in an  account  under its name  (these are sometimes  referred to as "omnibus" or "street name"  accounts),  that financial intermediary  may impose  its own  restrictions  or  limitations  to  discourage short-term or excessive trading. You should consult your financial  intermediary to find out what trading restrictions,  including limitations on exchanges,  may apply.

     While the  Fund,  the  Distributor,  the  Manager  and the  Transfer  Agent
encourage  financial  intermediaries  to  apply  the  Fund's  policies  to their customers who invest  indirectly in the Fund, the Transfer Agent may not be able to detect excessive short term trading  activity  facilitated by, or in accounts
maintained   in,  the  "omnibus"  or  "street  name"  accounts  of  a  financial intermediary.  Therefore  the  Transfer  Agent  might not be able to apply  this policy to accounts  such as (a)  accounts  held in omnibus form in the name of a broker-dealer  or other financial  institution,  or (b) omnibus accounts held in the name of a  retirement  plan or 529 plan  trustee  or  administrator,  or (c)
accounts held in the name of an insurance  company for its separate  account(s), or (d) other  accounts  having  multiple  underlying  owners but registered in a manner such that the  underlying  beneficial  owners are not  identified  to the
Transfer Agent.

     However,  the Transfer Agent will attempt to monitor  overall  purchase and redemption  activity in those  accounts to seek to  identify  patterns  that may suggest  excessive  trading by the  underlying  owners.  If evidence of possible excessive  trading  activity is observed by the Transfer  Agent,  the  financial intermediary  that is the  registered  owner  will be  asked to  review  account activity,  and to confirm to the  Transfer  Agent and the Fund that  appropriate action has been taken to curtail any excessive  trading activity.  However,  the
Transfer  Agent's ability to monitor and deter excessive  short-term  trading in omnibus  or street  name  accounts  ultimately  depends  on the  capability  and cooperation of the financial intermediaries controlling those accounts.

     Additional  Policies  and  Procedures.  The Fund's  Board has  adopted  the following  additional  policies and  procedures  to detect and prevent  frequent and/or excessive exchanges and purchase and redemption activity:

     o 30-Day Limit. A direct shareholder may exchange some or all of the shares of the Fund held in his or her account to another eligible Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into a fund account, that account will be "blocked" from further  exchanges into another fund for a period of 30 calendar days from the date of the  exchange.  The block will apply to the full account balance and not just to the amount exchanged into the account.  For example,  if a shareholder  exchanged  $1,000 from one fund into another fund in which the shareholder  already owned shares worth $10,000,  then,  following the exchange,  the full account  balance  ($11,000 in this example) would be blocked from further  exchanges  into  another fund for a period of 30 calendar  days. A
"direct  shareholder"  is one whose  account is  registered  on the Fund's books showing the name, address and tax ID number of the beneficial owner.

     o Exchanges Into Money Market Funds. A direct shareholder will be permitted to  exchange  shares of a stock or bond fund for shares of a money  market  fund that offers an  exchange  privilege  at any time,  even if the  shareholder  has exchanged shares into the stock or bond fund during the prior 30 days.  However, all of the shares  held in that  money  market  fund would then be blocked  from further exchanges into another fund for 30 calendar days.

     o Dividend Reinvestments/B Share Conversions.  Reinvestment of dividends or distributions  from  one  fund  to  purchase  shares  of  another  fund  and the conversion  of  Class B  shares  into  Class A  shares  will  not be  considered exchanges for purposes of imposing the 30-day limit.

     o Asset Allocation.  Third-party asset allocation and rebalancing  programs will be subject to the 30-day limit described above. Asset allocation firms that want to  exchange  shares held in  accounts  on behalf of their  customers  must identify  themselves to the Transfer  Agent and execute an  acknowledgement  and agreement to abide by these policies with respect to their customers'  accounts.
"On-demand"  exchanges outside the parameters of portfolio  rebalancing programs will be subject to the  30-day  limit.  However,  investment  programs  by other
Oppenheimer   "funds-of-funds"   that  entail   rebalancing  of  investments  in
underlying Oppenheimer funds will not be subject to these limits.

     o Automatic Exchange Plans. Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer
Agent will not be subject to the 30-day block as a result of those  automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

     More  information  about the Fund's  policies  and  procedures  for buying, selling and  exchanging  shares is  contained  in the  Statement  of  Additional
Information. A $12 annual "Minimum Balance Fee" is assessed on each Fund account with a value of less than  $500.  The fee is  automatically  deducted  from each applicable Fund account  annually in September.  See the Statement of Additional
Information  to learn how you can  avoid  this fee and for  circumstances  under which this fee will not be assessed.

     The  offering  of shares  may be  suspended  during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.

     Telephone  transaction  privileges for purchases,  redemptions or exchanges may be modified,  suspended or terminated by the Fund at any time. The Fund will provide you notice  whenever it is  required to do so by  applicable  law. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner.  Telephone  privileges apply to each owner of the account  and the  dealer  representative  of record for the  account  unless the
Transfer Agent receives cancellation  instructions from an owner of the account.
The Transfer  Agent will record any  telephone  calls to verify data  concerning transactions  and  has  adopted  other  procedures  to  confirm  that  telephone instructions  are genuine,  by requiring  callers to provide tax  identification numbers  and  other  account  data or by  using  PINs,  and by  confirming  such transactions in writing.  The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions  reasonably believed to be genuine.

     Redemption  or transfer  requests  will not be honored  until the  Transfer
Agent  receives all required  documents in proper form.  From time to time,  the
Transfer  Agent in its  discretion  may waive  certain of the  requirements  for redemptions stated in this prospectus.

     Dealers   that  perform   account   transactions   for  their   clients  by
participating in NETWORKING through the National Securities Clearing Corporation are  responsible  for  obtaining  their  clients'  permission  to perform  those transactions,  and are responsible to their clients who are  shareholders of the
Fund if the dealer performs any transaction erroneously or improperly.

     The redemption price for shares will vary from day to day because the value of the securities in the Fund's  portfolio  fluctuates.  The  redemption  price, which is the net asset value per share,  will normally  differ for each class of shares.  The  redemption  value of your  shares  may be more or less than  their original cost.

     Payment for redeemed shares  ordinarily is made in cash. It is forwarded by check,  or  through  AccountLink  or by Federal  Funds  wire (as  elected by the shareholder)  within seven days after the  Transfer  Agent  receives  redemption instructions in proper form. However, under unusual circumstances  determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts  registered  in the name of a  broker-dealer,  payment will normally be forwarded within three business days after redemption.

     The Transfer Agent may delay  processing any type of redemption  payment as described  under "How to Sell Shares" for recently  purchased  shares,  but only until the  purchase  payment has  cleared.  That delay may be as much as 10 days from the date the  shares  were  purchased.  That  delay may be  avoided  if you purchase shares by Federal Funds wire or certified check.

     Involuntary  redemptions  of small  accounts may be made by the Fund if the account  value has fallen  below $500 for  reasons  other than the fact that the market value of shares has dropped. In some cases,  involuntary  redemptions may be made to repay the  Distributor  for  losses  from the  cancellation  of share purchase orders.

     Shares may be "redeemed  in kind" under  unusual  circumstances  (such as a lack of liquidity in the Fund's portfolio to meet redemptions).  This means that the  redemption  proceeds  will be paid with liquid  securities  from the Fund's portfolio.  If the Fund  redeems your shares in kind,  you may bear  transaction costs  and will  bear  market  risks  until  such  time as such  securities  are converted into cash.

     Federal  regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number,  Employer  Identification Number or
other  government  issued  identification  when you open an account.  Additional information  may be  required  in  certain  circumstances  or to open  corporate accounts.  The Fund or the Transfer Agent may use this information to attempt to verify your  identity.  The Fund may not be able to  establish an account if the necessary information is not received. The Fund may also place limits on account transactions  while it is in the process of attempting to verify your  identity.
Additionally,  if the Fund is unable to verify your identity  after your account is  established,  the Fund may be  required to redeem your shares and close your account.

     "Backup  withholding"  of federal income tax may be applied against taxable dividends,  distributions and redemption proceeds  (including  exchanges) if you fail to furnish the Fund your  correct,  certified  Social  Security or Employer
Identification  Number when you sign your  application,  or if you  under-report your income to the Internal Revenue Service.  To avoid sending  duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual  report and annual notice of the Fund's privacy policy to shareholders  having the same last name and address on the Fund's  records.  The consolidation of these mailings, called householding,  benefits the Fund through reduced mailing expense.

     If you want to receive multiple copies of these materials, you may call the
Transfer  Agent at  1.800.225.5677.  You may also notify the  Transfer  Agent in writing. Individual copies of prospectuses,  reports and privacy notices will be sent to you  commencing  within 30 days after the Transfer  Agent  receives your request to stop householding.

Dividends, Capital Gains and Taxes

     DIVIDENDS.  The Fund intends to declare and pay  dividends  separately  for each class of shares from net  investment  income on an annual basis.  Dividends and  distributions  paid to Class A and Class Y shares will  generally be higher than  dividends  for Class B, Class C and Class N shares,  which  normally  have higher expenses than Class A and Class Y shares.  The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

     CAPITAL GAINS.  The Fund may realize capital gains on the sale of portfolio securities.  If it does, it may make  distributions out of any net short-term or long-term capital gains annually.  The Fund may make supplemental  distributions of dividends and capital gains  following the end of its fiscal year.  There can be no  assurance  that the Fund will pay any capital  gains  distributions  in a particular year.

     WHAT CHOICES DO YOU HAVE FOR  RECEIVING  DISTRIBUTIONS?  When you open your account,  specify on your application how you want to receive your dividends and distributions. You have four options:

     Reinvest  All  Distributions  in the Fund.  You can elect to  reinvest  all dividends and capital gains distributions in additional shares of the Fund.

     Reinvest  Dividends  or  Capital  Gains.  You can  elect to  reinvest  some distributions  (dividends,  short-term  capital gains or long-term capital gains distributions)  in the Fund while receiving the other types of  distributions by check or having them sent to your bank account through AccountLink.

     Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through
AccountLink.

     Reinvest Your Distributions in Another  OppenheimerFunds  Account.  You can
reinvest   all   distributions   in  the  same   class  of  shares  of   another
OppenheimerFunds account you have established.

     TAXES.  If your shares are not held in a tax-deferred  retirement  account, you should be aware of the following tax  implications of investing in the Fund.
Distributions  are subject to federal  income tax and may be subject to state or local taxes.  Dividends  paid from  short-term  capital gains and net investment income are taxable as ordinary  income.  Long-term  capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your  shares.  Whether you  reinvest  your  distributions  in additional shares or take them in cash, the tax treatment is the same.

     Every  year the Fund  will  send you and the  Internal  Revenue  Service  a statement  showing the amount of any taxable  distribution  you  received in the previous year. Any long-term capital gains will be separately  identified in the tax information the Fund sends you after the end of the calendar year.

     The Fund intends to qualify each year as a "regulated  investment  company"
under the Internal  Revenue  Code,  but  reserves  the right not to qualify.  It qualified  during its last fiscal  year.  The Fund,  as a  regulated  investment company,  will not be  subject  to federal  income  taxes on any of its  income, provided that it satisfies  certain  income,  diversification  and  distribution requirements.

     Avoid  "Buying a  Distribution."  If you buy  shares on or just  before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full  price for the  shares  and then  receive a portion of the price back as a taxable dividend or capital gain.

     Remember,  There May be Taxes on  Transactions.  Because  the Fund's  share prices fluctuate,  you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received  when you sold them.  Any capital gain is subject to capital gains tax.

     Returns of Capital Can Occur. In certain cases,  distributions  made by the
Fund may be considered a non-taxable return of capital to shareholders.  If that occurs, it will be identified in notices to shareholders.

     This   information  is  only  a  summary  of  certain  federal  income  tax information  about your  investment.  You should  consult  with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

     The  Financial  Highlights  Table is presented to help you  understand  the
Fund's financial performance for the past five fiscal years. Certain information reflects  financial  results for a single Fund share.  The total  returns in the table  represent  the rate that an  investor  would have  earned (or lost) on an
investment   in  the  Fund   (assuming   reinvestment   of  all   dividends  and
distributions).  This information has been audited by Deloitte & Touche LLP, the
Fund's independent  registered public accounting firm, whose report,  along with the Fund's  financial  statements,  is included in the  Statement of  Additional
Information, which is available upon request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED JUNE 30,                   2007          2006          2005          2004        2003
--------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $    22.27    $    20.17    $    19.52    $    14.78    $  15.12
--------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                       .08 1        (.02) 1       (.04) 1       (.10)       (.08)
Net realized and unrealized gain (loss)           3.45          3.59          2.65          4.84        (.26)
                                            ------------------------------------------------------------------
Total from investment operations                  3.53          3.57          2.61          4.74        (.34)
--------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Distributions from net realized gain             (1.55)        (1.47)        (1.96)           --          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $    24.25    $    22.27    $    20.17    $    19.52    $  14.78
                                            ==================================================================

--------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2               16.48%        18.22%        13.82%        32.07%      (2.25)%
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $3,766,574    $2,584,254    $1,557,307    $1,177,389    $584,052
--------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $3,086,495    $2,040,757    $1,325,846    $  904,397    $490,057
--------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                      0.35%        (0.07)%       (0.20)%       (0.42)%     (0.59)%
Total expenses                                    1.12% 4       1.15%         1.19%         1.17%       1.39%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                             1.12%         1.15%         1.19%         1.17%       1.36%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            114%          102%          132%          127%        117%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended June 30, 2007     1.12%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED JUNE 30,                       2007        2006        2005        2004         2003
-------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  20.94    $  19.19    $  18.79    $  14.35     $  14.79
-------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                   (.10) 1     (.18) 1     (.18) 1     (.20)        (.14)
Net realized and unrealized gain (loss)               3.24        3.40        2.54        4.64         (.30)
                                                  -----------------------------------------------------------
Total from investment operations                      3.14        3.22        2.36        4.44         (.44)
-------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                 (1.55)      (1.47)      (1.96)         --           --
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $  22.53    $  20.94    $  19.19    $  18.79     $  14.35
                                                  ===========================================================

-------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                   15.63%      17.29%      12.98%      30.94%       (2.98)%
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $473,768    $501,742    $510,183    $482,028     $330,174
-------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $479,042    $512,657    $490,050    $432,160     $268,057
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                  (0.46)%     (0.85)%     (0.98)%     (1.26)%      (1.34)%
Total expenses                                        1.89% 4     1.92%       1.97%       2.01%        2.21%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                 1.89%       1.92%       1.97%       2.01%        2.11%
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                114%        102%        132%        127%        117%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended June 30, 2007     1.89%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CLASS C     YEAR ENDED JUNE 30,                      2007         2006         2005         2004        2003
--------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  21.01     $  19.24     $  18.82     $  14.36    $  14.79
--------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                  (.08) 1      (.16) 1      (.17) 1      (.17)       (.13)
Net realized and unrealized gain (loss)              3.24         3.40         2.55         4.63        (.30)
                                                 -------------------------------------------------------------
Total from investment operations                     3.16         3.24         2.38         4.46        (.43)
--------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                (1.55)       (1.47)       (1.96)          --          --
--------------------------------------------------------------------------------------------------------------

Net asset value, end of period                   $  22.62     $  21.01     $  19.24     $  18.82    $  14.36
                                                 =============================================================

--------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  15.68%       17.35%       13.07%       31.06%      (2.91)%
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $710,808     $600,331     $473,099     $402,056    $238,717
--------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $645,637     $543,420     $433,888     $340,201    $186,380
--------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                 (0.39)%      (0.79)%      (0.91)%      (1.17)%     (1.30)%
Total expenses                                       1.84% 4      1.87%        1.90%        1.91%       2.07%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                1.84%        1.87%        1.90%        1.91%       2.07%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               114%         102%         132%         127%        117%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended June 30, 2007     1.84%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N     YEAR ENDED JUNE 30,                        2007          2006          2005         2004        2003
------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   21.87     $   19.90     $   19.33     $  14.69    $  15.05
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                            .01 1        (.09) 1       (.10) 1      (.14)       (.11)
Net realized and unrealized gain (loss)                3.37          3.53          2.63         4.78        (.25)
                                                  ----------------------------------------------------------------
Total from investment operations                       3.38          3.44          2.53         4.64        (.36)
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                  (1.55)        (1.47)        (1.96)          --          --
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   23.70     $   21.87     $   19.90     $  19.33    $  14.69
                                                  ================================================================

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    16.08%        17.79%        13.53%       31.59%      (2.39)%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 300,360     $ 192,089     $ 129,631     $ 84,678    $ 41,474
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 245,298     $ 162,869     $ 105,497     $ 65,107    $ 24,417
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                           0.02%        (0.40)%       (0.50)%      (0.77)%     (0.83)%
Total expenses                                         1.45% 4       1.49%         1.54%        1.61%       1.64%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                  1.45%         1.48%         1.50%        1.52%       1.60%
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 114%          102%          132%         127%        117%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended June 30, 2007     1.45%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CLASS Y     YEAR ENDED JUNE 30,                      2007         2006       2005      2004     2003
------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  23.09     $  20.76   $  19.94   $ 15.03   $15.27
------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                          .20 1        .10 1      .08 1    (.03)    (.07)
Net realized and unrealized gain (loss)              3.58         3.70       2.70      4.94     (.17)
                                                 -----------------------------------------------------
Total from investment operations                     3.78         3.80       2.78      4.91     (.24)
------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                (1.55)       (1.47)     (1.96)       --       --
------------------------------------------------------------------------------------------------------

Net asset value, end of period                   $  25.32     $  23.09   $  20.76   $ 19.94   $15.03
                                                 =====================================================

------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  17.00%       18.83%     14.41%    32.67%   (1.57)%
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $803,692     $417,656   $229,463   $14,714   $7,637
------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $570,576     $314,236   $ 84,470   $11,428   $3,460
------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                0.83%        0.42%      0.39%     0.06%    0.00%
Total expenses                                       0.66% 4      0.66%      0.69%     0.70%    0.79%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                0.66%        0.66%      0.69%     0.70%    0.79%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               114%         102%       132%      127%     117%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended June 30, 2007     0.66%

INFORMATION AND SERVICES

For More Information on Oppenheimer Main Street Small Cap Fund(R)
The following  additional  information  about the Fund is available without charge upon request:

     STATEMENT OF  ADDITIONAL  INFORMATION.  This document  includes  additional information about the Fund's investment policies,  risks, and operations.  It is incorporated by reference into this  prospectus  (which means it is legally part of this prospectus).

     ANNUAL AND SEMI-ANNUAL  REPORTS.  Additional  information  about the Fund's investments  and  performance is available in the Fund's Annual and  Semi-Annual
Reports to  shareholders.  The Annual  Report  includes a  discussion  of market conditions  and investment  strategies  that  significantly  affected the Fund's performance during its last fiscal year.

     How to Get More  Information  You can request the  Statement of  Additional
Information,  the Annual and  Semi-Annual  Reports,  the notice  explaining  the
Fund's privacy policy and other information about the Fund or your account:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.CALL OPP (225.5677)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
------------------------------------------------------------------------------
On the Internet:              You can request these documents by e-mail or
                              through the OppenheimerFunds website. You may
                              also read or download certain documents on the
                              OppenheimerFunds website at:
                              www.oppenheimerfunds.com
------------------------------------------------------------------------------

     Information   about  the  Fund   including   the  Statement  of  Additional
Information  can be reviewed  and copied at the SEC's Public  Reference  Room in
Washington,  D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.551.8090.  Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at  www.sec.gov.  Copies may be obtained  after payment of a duplicating  fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section,  Washington,  D.C. 20549-0102. No one has
been  authorized  to  provide  any  information  about  the  Fund or to make any representations  about the Fund other than what is contained in this prospectus.
This  prospectus is not an offer to sell shares of the Fund,  nor a solicitation of an offer to buy  shares  of the  Fund,  to any  person  in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:    [logo]OppenheimerFunds Distributor,
                                               Inc.
The Fund's SEC File No.: 811-09333

PR0847.001.0807
Printed on recycled paper

                                 APPENDIX TO PROSPECTUS OF
                          OPPENHEIMER MAIN STREET SMALL CAP FUND(R)

     Graphic  material  included in the  Prospectus of  Oppenheimer  Main Street
Small Cap Fund(R)(the "Fund") under the heading: "Annual Total Returns (Class A)
(as of 12/31 each year)":

     A bar chart will be included in the  Prospectus  of the Fund  depicting the annual total returns of a hypothetical  investment in Class A shares of the Fund for each calendar year, for the past five fiscal years,  without deducting sales charges or taxes.  Set forth below are the relevant  data point that will appear on the bar chart:

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               Year Ended                         Annual Total Return
--------------------------------------------------------------------------------
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                12/31/00                                 10.15%
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                12/31/01                                 12.93%
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                12/31/02                                -15.98%
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                12/31/03                                 46.49%
--------------------------------------------------------------------------------
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                12/31/04                                 19.18%
--------------------------------------------------------------------------------
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                12/31/05                                 10.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                12/31/06                                 14.64%

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Oppenheimer Main Street Small Cap Fund(R)

6803 South Tucson Way, Centennial, Colorado 80112-3924
1.800.CALL OPP (225.5677)

Statement of Additional Information dated August 24, 2007

This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated August 24, 2007. It should be read together with the
Prospectus. You can obtain the Prospectus by writing to the Fund's Transfer
Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217,
or by calling the Transfer Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

Contents                                                                Page

About the Fund

About Your Account

Financial Information About the Fund
Report of Independent Registered Public Accounting Firm.................   83
Financial Statements ...................................................   84

Appendix A: OppenheimerFunds Special Sales Charge Arrangements and Waivers  A-1

ABOUT THE FUND

Additional Information About the Fund's Investment Policies and Risks

The investment objective, the principal investment policies and the main risks of the Fund are described in the Prospectus. This Statement of
Additional Information contains supplemental information about those policies and risks and the types of securities that the Fund's investment Manager,
OppenheimerFunds, Inc. (the "Manager"), can select for the Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and strategies that the Fund's Manager may use in selecting portfolio securities will vary over time. The Fund is not required to use all of the investment techniques and strategies described below at all times in seeking its goal. It may use some of the special investment techniques and strategies at some times or not at all.

|X|   Investments in Small-Cap Equity Securities. The Fund focuses its investments in equity securities of small market capitalization ("small cap")
growth and/or undervalued U.S. companies. Equity securities include common stocks, preferred stocks, rights and warrants, and securities convertible into common stock. The Fund's investments primarily include stocks of companies having a market capitalization less than or equal to the largest company in the Russell 2000 and S&P 600 indices.

      The Fund can also hold a portion of its assets in securities of issuers having a larger market capitalization. Although under normal market conditions, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in equity securities having small market capitalization, at times, in the Manager's view, the market may favor or disfavor securities of issuers of a particular capitalization range.

      Current income is not a criterion used to select portfolio securities.
However, certain debt securities may be selected for the Fund's portfolio for defensive purposes (including debt securities that the Manager believes may offer some opportunities for capital appreciation when stocks are disfavored). Other debt securities may be selected because they are convertible into common stock, as discussed below in "Convertible Securities."

o     Over-the-Counter Securities. Securities of small-cap issuers may be traded on securities exchanges or in the over-the-counter market. The over-the-counter markets, both in the U.S. and abroad, may have less liquidity than securities exchanges. That can affect the price the Fund is able to obtain when it wants to sell a security.

      Small-cap companies may offer greater opportunities for capital appreciation than securities of large, more established companies. However, these securities also involve greater risks than securities of larger companies. Securities of small-cap issuers may be subject to greater price volatility in general than securities of large-cap and mid-cap companies.
Therefore, to the degree that the Fund has investments in smaller capitalization companies at times of market volatility, the Fund's share price may fluctuate more. As noted below, the Fund limits its investments in unseasoned small cap issuers.

o     Convertible Securities. While some convertible securities are a form of debt security, in many cases their conversion feature (allowing conversion into equity securities) causes them to be regarded by the Manager more as
"equity equivalents." As a result, the rating assigned to the security has less impact on the Manager's investment decision with respect to convertible debt securities than in the case of non-convertible fixed debt income securities. To determine whether convertible securities should be regarded as
"equity equivalents," the Manager examines the following factors:
(1)   whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,
(2)   whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis
               (considering the effect of conversion of the convertible
               securities), and
(3)   the extent to which the convertible security may be a defensive "equity substitute," providing the ability to participate in any
               appreciation in the price of the issuer's common stock.

      Convertible securities rank senior to common stock in a corporation's capital structure and therefore are subject to less risk than common stock in case of the issuer's bankruptcy or liquidation.

      The value of a convertible security is a function of its "investment value" and its "conversion value." If the investment value exceeds the conversion value, the security will behave more like a debt security, and the security's price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the security will behave more like an equity security: it will likely sell at a premium over its conversion value, and its price will tend to fluctuate directly with the price of the underlying security.

      The Fund has no limitations on the ratings of the convertible debt securities that it can buy. They can include securities that are investment grade or below investment grade. Securities that are below investment grade
(whether they are rated by a nationally-recognized rating organization or are unrated securities that the Manager deems to be below investment grade) have greater risks of default than investment grade securities. Additionally, debt securities are subject to interest rate risk. Their values tend to fall when interest rates rise. The Fund does not anticipate that it will invest a substantial amount of its assets in these types of securities.

o     Rights and Warrants. The Fund can invest up to 5% of its total assets in warrants or rights. That 5% limit does not apply to warrants and rights the Fund has acquired as part of units of securities or that are attached to other securities that the Fund buys. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

o     Preferred Stock. Preferred stock, unlike common stock, has a stated
dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid on the issuer's common stock. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.

      If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing calls or redemptions prior to maturity, which can also have a negative impact on prices when interest rates decline. Preferred stock generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

|X|   Foreign Securities. Although the Fund intends to focus its investments in U.S. securities, it can purchase equity securities issued or guaranteed by foreign companies. "Foreign securities" include equity and debt securities of companies organized under the laws of countries other than the United States.
They may be traded on foreign securities exchanges or in the foreign over-the-counter markets.

      Securities of foreign issuers that are represented by American
Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purpose of the Fund's investment allocations. That is because they are not subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

      Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets. The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

o     Risks of Foreign Investing. Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are:
o     reduction of income by foreign taxes;
o     fluctuation in value of foreign investments due to changes in currency rates or currency control regulations (for example, currency blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to
               domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater volatility and less liquidity on foreign markets than in the
               U.S.;
o     less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o     possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or
               adverse diplomatic developments; and
o     unfavorable differences between the U.S. economy and foreign economies.

      In the past, U.S. government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

o     Special Risks of Emerging Markets. Emerging and developing markets abroad may also offer special opportunities for growth investing but have greater risks than more developed foreign markets, such as those in Europe,
Canada, Australia, New Zealand and Japan. There may be even less liquidity in their securities markets, and settlements of purchases and sales of securities may be subject to additional delays. They are subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments. Those countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in those countries.

      Passive Foreign Investment Companies.  Some securities of corporations domiciled outside the U.S. which the Fund may purchase, may be considered passive foreign investment companies ("PFICs") under U.S. tax laws. PFICs are those foreign corporations which generate primarily passive income. They tend to be growth companies or "start-up" companies. For federal tax purposes, a corporation is deemed a PFIC if 75% or more of the foreign corporation's gross income for the income year is passive income or if 50% or more of its assets are assets that produce or are held to produce passive income. Passive income is further defined as any income to be considered foreign personal holding company income within the subpart F provisions defined by Internal
Revenue Code ("IRC")ss.954.

      Investing in PFICs involves the risks associated with investing in foreign securities, as described above. There are also the risks that the
Fund may not realize that a foreign corporation it invests in is a PFIC for federal tax purposes. Federal tax laws impose severe tax penalties for failure to properly report investment income from PFICs. Following industry standards, the Fund makes every effort to ensure compliance with federal tax reporting of these investments. PFICs are considered foreign securities for the purposes of the Fund's minimum percentage requirements or limitations of investing in foreign securities.

      Subject to the limits under the Investment Company Act of 1940 (the
"Investment Company Act"), the Fund may also invest in foreign mutual funds which are also deemed PFICs (since nearly all of the income of a mutual fund is generally passive income). Investing in these types of PFICs may allow exposure to various countries because some foreign countries limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein.

      In addition to bearing their proportionate share of a fund's expenses
(management fees and operating expenses), shareholders will also indirectly bear similar expenses of such entities. Additional risks of investing in other investment companies are described below under "Investment in Other
Investment Companies."

|X|   Portfolio Turnover. "Portfolio turnover" describes the rate at which the Fund traded its portfolio securities during its last fiscal year. For example, if a fund sold all of its securities during the year, its portfolio turnover rate would have been 100% annually. The Fund's portfolio turnover rate will fluctuate from year to year, and the Fund can have a portfolio turnover rate of 100% or more.

      Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.

Other Investment Techniques and Strategies. In seeking its objective, the
Fund from time to time can employ the types of investment strategies and investments described below. It is not required to use all of these strategies at all times, and at times may not use them.

|X|   Investing in Unseasoned Companies. The Fund can invest in securities of unseasoned companies. These are companies that have been in operation for less than three years, including the operations of any predecessors.
Securities of these companies may be subject to volatility in their prices.
They might have a limited trading market, which could adversely affect the
Fund's ability to dispose of them and could reduce the price the Fund might be able to obtain for them. Other investors that own a security issued by an unseasoned issuer for which there is limited liquidity might trade the security when the Fund is attempting to dispose of its holdings of that security. In that case the Fund might receive a lower price for its holdings than might otherwise be obtained. The Fund currently does not intend to invest more than 20% of its net assets in those securities.

      |X|   Repurchase Agreements. The Fund can acquire securities subject to repurchase agreements. It might do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions, or for temporary defensive purposes, as described below.

      In a repurchase transaction, the Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include
U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Manager from time to time.

      The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's limits on holding illiquid investments. The Fund will not enter into a repurchase agreement that causes more than 10% of its net assets to be subject to repurchase agreements having a maturity beyond seven days (the Board may increase that limit to 15%). There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.

      Repurchase agreements, considered "loans" under the Investment Company
Act, are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission, the Fund, along with other affiliated entities managed by the
Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

|X|   Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments. To enable the Fund to sell its holdings of a restricted security not registered under the Securities Act of 1933, the Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

      The Fund can also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

      The Fund has limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of
1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holdings of that security may be considered to be illiquid.

      Illiquid securities include repurchase agreements maturing in more than seven days and participation interests that do not have puts exercisable within seven days.

      |X|   Investment in Other Investment Companies. The Fund can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the Investment Company Act that apply to those types of investments and subject to its non fundamental investment policy on investing in other investment companies. For example, the Fund can invest in
Exchange-Traded Funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange. The Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the Exchange-Traded Funds' portfolio, at times when the Fund may not be able to buy those portfolio securities directly.

      Investing in another investment company may involve the payment of substantial premiums above the value of such investment company's portfolio securities and is subject to limitations under the Investment Company Act.
The Fund does not intend to invest in other investment companies unless the
Manager believes that the potential benefits of the investment justify the payment of any premiums or sales charges. As a shareholder of an investment company, the Fund would be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses.

      |X|   Loans of Portfolio Securities. To raise cash for liquidity purposes, the Fund can lend its portfolio securities to brokers, dealers and other types of financial institutions approved by the Fund's Board of
Trustees.

      The Fund may lend its portfolio securities pursuant to the Securities
Lending Agreement (the "Securities Lending Agreement") with JP Morgan Chase, subject to the restrictions stated in the Prospectus. The Fund will lend such portfolio securities to attempt to increase its income. Under the Securities
Lending Agreement and applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, be at least equal to the value of the loaned securities and must consist of cash, bank letters of credit or securities of the U.S. Government (or its agencies or instrumentalities), or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay to JP Morgan Chase, as agent, amounts demanded by the Fund if the demand meets the terms of the letter. Such terms of the letter of credit and the issuing bank must be satisfactory to JP Morgan Chase and the Fund. The
Fund will receive, pursuant to the Securities Lending Agreement, 80% of all annual net income (i.e., net of rebates to the Borrower) from securities lending transactions. JP Morgan Chase has agreed, in general, to guarantee the obligations of borrowers to return loaned securities and to be responsible for expenses relating to securities lending. The Fund will be responsible, however, for risks associated with the investment of cash collateral, including the risk that the issuer of the security in which the cash collateral has been invested in defaults. The Securities Lending
Agreement may be terminated by either JP Morgan Chase or the Fund on 30 days'
written notice. The terms of the Fund's loans must also meet applicable tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter.

      There are some risks in connection with securities lending. The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults.

      When it lends securities, the Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of
(a) negotiated loan fees, (b) interest on securities used as collateral, and
(c) interest on any short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower. The Fund may also pay reasonable finder's, custodian and administrative fees in connection with these loans. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

|X|   Borrowing. The Fund has the ability to borrow from banks on an unsecured basis to invest the borrowed funds in portfolio securities. This speculative technique is known as "leverage." The Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the
Fund.

      Currently, under the Investment Company Act, a mutual fund may borrow only from banks and the maximum amount it may borrow is up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowing, except that a fund may borrow up to 5% of its total assets for temporary purposes from any person. Under the Investment
Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed.

      Although the fund has obtained an exemptive order that also allows it to borrow from affiliated investment companies, it has no current plans to do
so. As a matter of fundamental policy, the Fund is authorized to borrow up to
33 1/3% of its total assets. During periods of substantial borrowings, the value of the Fund's assets would be reduced due to the added expense of interest on borrowed monies. The Fund is authorized to borrow, and to pledge assets to secure such borrowings, up to the maximum extent permissible under the Investment Company Act (i.e., presently 50% of net assets). Any such borrowing will be made only pursuant to the requirements of the Investment
Company Act and will be made only to the extent that the value of each Fund's assets less its liabilities, other than borrowings, is equal to at least 300%
of all borrowings including the proposed borrowing. If the value of a Fund's assets, so computed, should fail to meet the 300% asset coverage requirement, the Fund is required, within three days thereafter (not including Sundays and holidays) to reduce its bank debt to the extent necessary to meet such requirement and may have to sell a portion of its investments at a time when independent investment judgment would not dictate such sale. Interest on money borrowed is an expense the Fund would not otherwise incur, so that it may have little or no net investment income during periods of substantial borrowings. If it does borrow, its expenses will be greater, other things being equal, than comparable funds that do not borrow. Since substantially all of a Fund's assets fluctuate in value, but borrowing obligations are fixed when the Fund has outstanding borrowings, the net asset value per share of a Fund correspondingly will tend to increase and decrease more when the
Fund's assets increase or decrease in value than would otherwise be the case.

|X|   Derivatives. The Fund can invest in a variety of derivative investments to seek income for liquidity needs or for hedging purposes. Some derivative investments the Fund can use are the hedging instruments described below in this Statement of Additional Information. However, the Fund does not use, and does not currently contemplate using, derivatives or hedging instruments to a significant degree.

      Some of the derivative investments the Fund can use include debt exchangeable for common stock of an issuer or "equity-linked debt securities"
of an issuer. At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer's common stock at the time of maturity. Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer's common stock might not be as high as the Manager expected.

|X|   Hedging. The Fund can use hedging to attempt to protect against declines in the market value of the Fund's portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons. To do so, the Fund could:
o     sell futures contracts,
o     buy puts on futures or on securities, or
o     write covered calls on securities or futures. Covered calls can also be used to increase the Fund's income, but the Manager does not expect to engage extensively in that practice.

      The Fund might use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case, the Fund would normally seek to purchase the securities and then terminate that hedging position. The Fund might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so the
Fund could:
o     buy futures, or
o     buy calls on such futures or on securities.

      The Fund is not obligated to use hedging instruments, even though it is permitted to use them in the Manager's discretion, as described below. The
Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's activities in the underlying cash market. The particular hedging instruments the Fund can use are described below. The Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund. The Fund cannot purchase securities on margin. However, the Fund can make margin deposits in connection with any of the hedging instruments permitted by any of its other policies.

o     Futures. The Fund can buy and sell futures contracts that relate to (1)
broadly-based stock indices (these are called "stock index futures"), (2)
other broadly-based securities indices (these are referred to as "financial futures"), (3) foreign currencies (these are referred to as "forward contracts") and (4) an individual stock ("single stock futures").

      A broadly-based stock index is used as the basis for trading stock index futures. In some cases an index may be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the common stocks included in the index and its value fluctuates in response to the changes in value of the underlying stocks. A stock index cannot be purchased or sold directly. Financial futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

      A single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified equity security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Single stock futures trade on a very limited number of exchanges, with contracts typically not fungible among the exchanges.

      No money is paid or received by the Fund on the purchase or sale of a future. Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment with the futures commission merchant
(the "futures broker"). Initial margin payments will be deposited with the
Fund's custodian bank in an account registered in the futures broker's name.
However, the futures broker can gain access to that account only under specified conditions. As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to expiration of the future, the Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to the Fund. Any loss or gain on the future is then realized by the Fund for tax purposes. All futures transactions, except forward contracts, are effected through a clearinghouse associated with the exchange on which the contracts are traded.

o     Put and Call Options. The Fund can buy and sell certain kinds of put options ("puts") and call options ("calls"). The Fund can buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, commodities options, and options on the other types of futures described above.

o     Writing Covered Call Options. The Fund can write (that is, sell) calls.
If the Fund sells a call option, it must be covered. That means the Fund must own the security subject to the call while the call is outstanding, or, for certain types of calls, the call may be covered by segregating liquid assets to enable the Fund to satisfy its obligations if the call is exercised. Up to
25% of the Fund's total assets may be subject to calls the Fund writes.

      When the Fund writes a call, it receives cash (a premium). In writing calls on a security, the Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

      When the Fund writes a call on an index, it also receives a premium. If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specified multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium.

      The Fund's custodian bank, or a securities depository acting for the custodian bank, will act as the Fund's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the option or when the Fund enters into a closing transaction.

      When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in the money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

      To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote is more or less than the price of the call the Fund purchases to close out the transaction. The Fund may realize a profit if the call expires unexercised, because the Fund will retain the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for federal income tax purposes, as are the premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income. If the Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

      The Fund may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by segregating an equivalent dollar amount of liquid assets on its books. The Fund will identify additional liquid assets on its books to cover the call if the value of the identified assets drops below 100% of the current value of the future.
Because of this segregation requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future require the Fund to deliver a futures contract. It would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

o     Writing Put Options. The Fund can sell put options. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. The Fund will not write puts if, as a result, more than 50% of the Fund's net assets would be required to be identified on the Fund's books to cover such put options.

      If the Fund writes a put, the put must be covered by segregated liquid assets. The premium the Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put. However, the Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price. If a put the Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium less the transaction costs incurred. If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time. In that case, the Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Fund incurred.

      When writing a put option on a security, to secure its obligation to pay for the underlying security the Fund will identify on its books liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Fund therefore forgoes the opportunity of investing the identified assets or writing calls against those assets.

      As long as the Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold. That notice will require the Fund to take delivery of the underlying security and pay the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the Fund effects a closing purchase transaction by purchasing a put of the same series as it sold. Once the Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

      The Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit the Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments.
The Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option. Any profits from writing puts are considered short-term capital gains for federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

o     Purchasing Calls and Puts. The Fund can purchase calls to protect against the possibility that the Fund's portfolio will not participate in an anticipated rise in the securities market. When the Fund buys a call (other than in a closing purchase transaction), it pays a premium. The Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price.
The Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Fund exercises the call. If the Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

      The Fund can buy puts whether or not it holds the underlying investment in its portfolio. When the Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price. Buying a put on securities or futures the Fund owns enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to sell the underlying investment. However, the Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

      Buying a put on an  investment  the Fund  does not own (such as an index or  future)  permits  the  Fund to  resell  the  put or to buy the  underlying investment  and sell it at the  exercise  price.  The  resale  price will vary inversely to the price of the  underlying  investment.  If the market price of the underlying  investment is above the exercise  price and, as a result,  the put is not exercised, the put will become worthless on its expiration date.

      When the Fund purchases a call or put on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund. Gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally)
rather than on price movements in individual securities or futures contracts.

      The Fund may buy a call or put only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

o     Buying and Selling Options on Foreign Currencies. The Fund can buy and
sell calls and puts on foreign currencies. They include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major recognized dealers in such options. The Fund could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Fund wants to acquire.

      If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency. If the Manager anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Fund's position.
The Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

      A call the Fund writes on a foreign currency is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other foreign currency held in its portfolio.

      The Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a
"cross-hedging" strategy. In those circumstances, the Fund covers the option by identifying on its books liquid assets in an amount equal to the exercise price of the option.

o     Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The
Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

      The Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

      The Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. The Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

      There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of the Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Fund's securities. For example, it is possible that while the Fund has used hedging instruments in a short hedge, the market might advance and the value of the securities held in the
Fund's portfolio might decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      The risk of imperfect correlation increases as the composition of the
Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Fund might use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets.
First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.
Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

      The Fund can use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when the Fund does so the market might decline. If the Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

o     Forward Contracts. Forward contracts are foreign currency exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. The Fund uses them to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and a foreign currency. The Fund may also use "cross-hedging"
where the Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

      Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into. These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

      The Fund may use forward contracts to protect against uncertainty in the level of future exchange rates. The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

      When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Fund might desire to "lock-in"
the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments. To do so, the Fund might enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a "transaction hedge." The transaction hedge will protect the Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

      The Fund could also use forward contracts to lock in the U.S. dollar value of portfolio positions. This is called a "position hedge." When the
Fund believes that foreign currency might suffer a substantial decline against the U.S. dollar, it could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the
Fund's portfolio securities denominated in that foreign currency. When the
Fund believes that the U.S. dollar might suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount.

      Alternatively, the Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Fund believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the
U.S. dollar value of the currency in which portfolio securities of the Fund are denominated. That is referred to as a "cross hedge."

      The Fund will cover its short positions in these cases by identifying on its books liquid assets having a value equal to the aggregate amount of the Fund's commitment under forward contracts. The Fund will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge.

      However, to avoid excess transactions and transaction costs, the Fund may maintain a net exposure to forward contracts in excess of the value of the Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency. The cover must be at least equal at all times to the amount of that excess. As one alternative, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price. As another alternative, the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contact price.

      The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases the Manager might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver, the Fund might have to purchase additional foreign currency on the "spot" (that is, cash)
market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency the Fund is obligated to deliver to settle the trade, the Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.

      The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and to pay additional transactions costs.
The use of forward contracts in this manner might reduce the Fund's performance if there are unanticipated changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

      At or before the maturity of a forward contract requiring the Fund to sell a currency, the Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative the Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

      The costs to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved. Because these contracts are not traded on an exchange, the Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

      Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S.
dollars on a daily basis. The Fund may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer might offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

o     Regulatory Aspects of Hedging Instruments. The Commodities Futures
Trading Commission (the "CFTC") recently eliminated limitations on futures trading by certain regulated entities including registered investment companies and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the Fund claims an exclusion from regulation as a commodity pool operator. The Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act ("CEA"). The Fund may use futures and options for hedging and non-hedging purposes to the extent consistent with its investment objective, internal risk management guidelines adopted by the
Fund's investment advisor (as they may be amended from time to time), and as otherwise set forth in the Fund's prospectus or this Statement of Additional
Information.

      Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same advisor as the Fund (or an advisor that is an affiliate of the Fund's advisor). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under the Investment Company Act, when the Fund purchases a future, it must maintain cash or readily marketable short-term debt instruments in an amount equal to the market value of the securities underlying the future, less the margin deposit applicable to it.

o     Tax Aspects of Certain Hedging Instruments. Certain foreign currency exchange contracts in which the Fund may invest are treated as "Section 1256 contracts" under the Internal Revenue Code. In general, gains or losses relating to Section 1256 contracts are characterized as 60% long-term and 40%
short-term capital gains or losses under the Code. However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss. In addition,
Section 1256 contracts held by the Fund at the end of each taxable year are
"marked-to-market," and unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of determining the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue
Code. An election can be made by the Fund to exempt those transactions from this marked-to-market treatment.

      Certain forward contracts the Fund enters into may result in
"straddles" for federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized by the Fund on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

      Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:
(1)   gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other
         receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities, and
(2)   gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

      Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the
Internal Revenue Code for that trade, which may increase or decrease the amount of the Fund's investment income available for distribution to its shareholders.

|X|   Temporary Defensive and Interim Investments. When market conditions are unstable, or the Manager believes it is otherwise appropriate to reduce holdings in stocks, the Fund can invest in a variety of debt securities for defensive purposes. The Fund can buy:
o     high-quality (rated in the top rating categories of
            nationally-recognized rating organizations or deemed by the
            Manager to be of comparable quality), short-term money market instruments, including those issued by the U. S. Treasury or other government agencies,
o     commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies) rated in the top rating category of a nationally recognized rating organization,
o     debt obligations of corporate issuers, rated investment grade (rated at least Baa by Moody's Investors Service, Inc. or at least BBB by
            Standard & Poor's Corporation, or a comparable rating by another rating organization), or unrated securities judged by the Manager to have a comparable quality to rated securities in those
            categories,
o     preferred stocks,
o     certificates of deposit and bankers' acceptances of domestic and foreign banks and savings and loan associations, and
o     repurchase agreements.

      Short-term debt securities would normally be selected for defensive or cash management purposes because they can normally be disposed of quickly, are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

Other Investment Restrictions

|X|   What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
         o  67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
         o  more than 50% of the outstanding shares.

      The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are
"fundamental" only if they are identified as such. The Fund's Board of
Trustees can change non-fundamental policies without shareholder approval.
However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional
Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

|X|   Does the Fund Have Additional Fundamental Policies?

The following investment restrictions are fundamental policies of the Fund.

o     The Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or if it would then own more than 10% of that issuer's voting securities. That restriction applies to 75% of the Fund's total assets. The limit does not apply to securities issued by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o     The Fund cannot make loans except (a) through lending of securities,
(b) through the purchase of debt securities or similar evidences of indebtedness, (c) through an interfund-lending program with other affiliated funds, and (d) through repurchase agreements.

o     The Fund cannot borrow money in excess of 33 1/3% of the value of its total assets. The Fund may borrow only from banks and/or affiliated investment companies. With respect to this fundamental policy, the Fund can borrow only if it maintains a 300% ratio of assets to borrowing at all times in the manner set forth in the Investment Company Act of 1940.

o     The Fund cannot concentrate investments. That means it cannot invest
25% or more of its total assets in companies in any one industry. Obligations of the U.S. government, its agencies and instrumentalities are not considered to be part of an "industry" for the purposes of this restriction.

o     The Fund cannot invest in real estate or in interests in real estate.
However, the Fund can purchase securities of companies holding real estate or interests in real estate.

o     The Fund cannot invest in physical commodities or physical commodity contracts or buy securities for speculative short-term purposes. However, the
Fund can buy and sell any of the hedging instruments permitted by any of its other policies. It can also buy and sell options, futures, securities or other instruments backed by physical commodities or whose investment return is linked to changes in the price of physical commodities.

o     The Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities
Act of 1933 when reselling any securities held in its own portfolio.

o     The Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

|X|   Does the Fund Have Other Restrictions that are Not Fundamental
Policies?

      The Fund has an additional restriction on its investment policies that are not fundamental, which means that it can be changed by the Board of
Trustees, without obtaining shareholder approval.

o     The Fund cannot invest in the securities of other registered investment companies or registered unit investment trusts in reliance on sub-paragraph
(F) or (G) of Section 12(d)(1) of the Investment Company Act of 1940.

o     With respect to the Fund's non-fundamental policy to invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings used for investment purposes) in equity securities of "small-cap"
issuers, the Fund will provide shareholders at least 60 days' prior notice of any change in such policy as required by the Investment Company Act.

      Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an on-going basis, it applies only at the time the Fund makes an investment (except in cases of borrowing and investments in illiquid securities). The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

      For purposes of the Fund's policy not to concentrate its investments as described above, the Fund has adopted industry classifications that are not a fundamental policy.

    Disclosure of Portfolio Holdings.  The Fund has adopted policies and procedures concerning the dissemination of information about its portfolio holdings by employees, officers and/or directors of the
    Manager, Distributor and Transfer Agent. These policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund.

o     Public Disclosure. The Fund's portfolio holdings are made publicly available no later than 60 days after the close of each of the
            Fund's fiscal quarters in its semi-annual report to shareholders, its annual report to shareholders, or its Statements of
            Investments on Form N-Q. Those documents are publicly available at the SEC. In addition, the top 20 month-end holdings may be posted on the OppenheimerFunds' website at
            www.oppenheimerfunds.com (select the Fund's name under the "View
            Fund Information for:" menu) with a 15-day lag.  The Fund may release a more restrictive list of holdings (e.g., the top five or top 10 portfolio holdings) or may release no holdings if that is in the best interests of the Fund and its shareholders.  Other general information about the Fund's portfolio investments, such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be posted.

          Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing Fund shareholders with information about their
    Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that portfolio managers are trading on the
    Fund's behalf.

    The Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager and its subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be "compensation" or "consideration" for these purposes.
    It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Fund.

    A list of the top 20 portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below) no sooner than 15 days after month-end.

    Except under special limited circumstances discussed below, month-end lists of the Fund's complete portfolio holdings may be disclosed no sooner than 30-days after the relevant month-end, subject to the procedures below. If the Fund's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o     The third-party recipient must first submit a request for release of
            Fund portfolio holdings, explaining the business reason for the request;
o     Senior officers (a Senior Vice President or above) in the Manager's
            Portfolio and Legal departments must approve the completed request for release of Fund portfolio holdings; and
o     The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the
            Fund's holdings confidential and agreeing not to trade directly or indirectly based on the information.

    The Fund's complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of the Fund's Board, or as an employee, officer and/or director of the Manager, Distributor, or Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o     Employees of the Fund's Manager, Distributor and Transfer Agent who
            need to have access to such information (as determined by senior officers of such entity),
o     The Fund's independent registered public accounting firm,
o     Members of the Fund's Board and the Board's legal counsel,
o     The Fund's custodian bank,
o     A proxy voting service designated by the Fund and its Board,
o     Rating/ranking organizations (such as Lipper and Morningstar),
o     Portfolio pricing services retained by the Manager to provide portfolio security prices, and
o     Dealers, to obtain bids (price quotations if securities are not priced by the Fund's regular pricing services).

    Portfolio holdings information of the Fund may be provided, under limited circumstances, to brokers and/or dealers with whom the Fund trades and/or entities that provide investment coverage and/or analytical information regarding the Fund's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity. Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the Fund, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1-2 day lag to facilitate the provision of requested investment information to the manager to facilitate a particular trade or the portfolio manager's investment process for the Fund. Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

    Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the
    Manager in connection with portfolio trading, and (2) by the members of the Manager's Security Valuation Group and Accounting Departments in
    connection with portfolio pricing or other portfolio evaluation purposes:

o     Brokers and dealers in connection with portfolio transactions
            (purchases and sales)

o     Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the Fund's regular pricing services)
o     Dealers to obtain price quotations where the Fund is not identified as the owner.

    Portfolio holdings information (which may include information on the
    Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the
    Manager, Distributor, or Transfer Agent, in the following circumstances:

o     Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,

o     Response to regulatory requests for information (the SEC, Financial
            Industry Regulatory Authority ("FINRA"), state securities
            regulators, and/or foreign securities authorities, including without limitation requests for information in inspections or for position reporting purposes),

o     To potential sub-advisers of portfolios (pursuant to confidentiality agreements),
o     To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),
o     Investment bankers in connection with merger discussions (pursuant to confidentiality agreements).

          Portfolio managers and analysts may, subject to the Manager's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of
    Fund shares or their financial intermediary representatives.

    The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund's portfolio. In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

    Any permitted release of otherwise non-public portfolio holdings information must be in accordance with the Fund's then-current policy on approved methods for communicating confidential information, including but not limited to the Fund's policy as to use of secure e-mail technology.

    The Chief Compliance Officer (the "CCO") of the Fund and the Manager,
    Distributor, and Transfer Agent shall oversee the compliance by the
    Manager, Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the
    Fund's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the
    Fund has been made during the preceding year pursuant to these policies.
    The CCO shall report to the Fund's Board any material violation of these policies and procedures and shall make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

    The Manager and/or the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings. One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

ABG Securities              Fortis Securities         Pacific Crest Securities
ABN AMRO                    Fox-Pitt, Kelton          Pacific Growth Equities
AG Edwards                  Friedman, Billing, Ramsey Petrie Parkman
American Technology ResearchFulcrum Global Partners   Pictet
Auerbach Grayson            Garp Research             Piper Jaffray Inc.
Banc of America Securities  George K Baum & Co.       Prager Sealy & Co.
Barclays                    Goldman Sachs             Prudential Securities
Bear Stearns                HSBC                      Ramirez & Co.
Belle Haven                 ING Barings               Raymond James
Bloomberg                   ISI Group                 RBC Capital Markets
BNP Paribas                 ITG                       RBC Dain Rauscher
BS Financial Services       Janney Montgomery         Research Direct
Buckingham Research Group   Jefferies                 Reuters
Caris & Co.                 JP Morgan Securities      Robert W. Baird
CIBC World Markets          JPP Eurosecurities        Roosevelt & Cross
Citigroup Global Markets    Keefe, Bruyette & Woods   Russell
Collins Stewart             Keijser Securities        Ryan Beck & Co.
Craig-Hallum Capital Group  Kempen & Co. USA Inc.     Sanford C. Bernstein
LLC
Credit Agricole Cheuvreux   Kepler Equities/Julius    Scotia Capital Markets
N.A. Inc.                   Baer Sec
Credit Suisse               KeyBanc Capital Markets   Societe Generale
Cowen & Company             Leerink Swan              Soleil Securities Group
Daiwa Securities            Lehman Brothers           Standard & Poors
Davy                        Loop Capital Markets      Stifel Nicolaus
Deutsche Bank Securities    MainFirst Bank AG         Stone & Youngberg
Dresdner Kleinwort          Makinson Cowell US Ltd    SWS Group
Wasserstein
Emmet & Co                  Maxcor Financial          Taylor Rafferty
Empirical Research          Merrill Lynch             Think Equity Partners
Enskilda Securities         Midwest Research          Thomson Financial
Essex Capital Markets       Mizuho Securities         Thomas Weisel Partners
Exane BNP Paribas           Morgan Stanley            UBS
Factset                     Morningstar               Wachovia Securities
Fidelity Capital Markets    Natexis Bleichroeder      Wescott Financial
Fimat USA Inc.              Ned Davis Research Group  William Blair
First Albany                Nomura Securities         Yieldbook
Fixed Income Securities

How the Fund is Managed

     Organization and History. The Fund is an open-end,  diversified  management investment  company with an unlimited number of authorized  shares of beneficial interest. The Fund was organized as a Massachusetts business trust in May 1999.

     |X| Classes of Shares.  The Trustees are  authorized,  without  shareholder approval,  to create new series and classes of shares,  to  reclassify  unissued shares into additional  series or classes and to divide or combine the shares of a class  into a  greater  or  lesser  number  of  shares  without  changing  the proportionate  beneficial  interest of a shareholder in the Fund.  Shares do not have cumulative voting rights,  preemptive rights or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.

     The Fund  currently has five classes of shares:  Class A, Class B, Class C,
Class N and Class Y. All classes invest in the same investment  portfolio.  Only retirement  plans  may  purchase  Class N  shares.  Only  certain  institutional investors may purchase Class Y shares. Each class of shares:

     o has its own dividends and distributions,

     o pays certain expenses which may be different for the different classes,

     o will  generally  have a different net asset value,  o will generally have separate  voting rights on matters in which interests of one class are different from interests of another class, and

o     votes as a class on
         matters that affect
         that class alone.

     Shares are freely  transferable,  and each share of each class has one vote at  shareholder  meetings,  with  fractional  shares voting  proportionally,  on matters  submitted to a vote of shareholders.  Each share of the Fund represents an  interest  in the Fund  proportionately  equal to the  interest of each other share of the same class.

     |X| Meetings of Shareholders.  As a Massachusetts  business trust, the Fund is not required to hold, and does not plan to hold,  regular annual  meetings of shareholders,  but may hold shareholder  meetings from time to time on important matters  or  when  required  to do so by the  Investment  Company  Act or  other applicable  law.  Shareholders  have the right,  upon a vote or  declaration  in writing of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

     The Trustees will call a meeting of  shareholders to vote on the removal of a  Trustee  upon  the  written  request  of  the  record  holders  of 10% of its outstanding  shares.  If the  Trustees  receive  a  request  from  at  least  10 shareholders  stating that they wish to communicate  with other  shareholders to request a meeting to remove a Trustee,  the  Trustees  will then either make the
Fund's shareholder list available to the applicants or mail their  communication to all other shareholders at the applicants'  expense.  The shareholders  making the request  must have been  shareholders  for at least six months and must hold shares of the Fund valued at $25,000 or more or  constituting at least 1% of the
Fund's outstanding  shares. The Trustees may also take other action as permitted by the Investment Company Act.

     |X|  Shareholder  and Trustee  Liability.  The Fund's  Declaration of Trust
contains an express  disclaimer  of  shareholder  or Trustee  liability  for the
Fund's  obligations.  It also provides for  indemnification and reimbursement of expenses out of the Fund's property for any shareholder  held personally  liable for its obligations. The Declaration of Trust also states that upon request, the
Fund shall  assume the defense of any claim made against a  shareholder  for any act or  obligation  of the Fund and shall  satisfy  any  judgment on that claim.
Massachusetts  law permits a shareholder  of a business trust (such as the Fund)
to be  held  personally  liable  as a  "partner"  under  certain  circumstances.
However,  the risk that a Fund  shareholder will incur financial loss from being held  liable as a  "partner"  of the Fund is  limited to the  relatively  remote circumstances in which the Fund would be unable to meet its obligations.

     The Fund's  contractual  arrangements  state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of
Trust to look solely to the assets of the Fund for  satisfaction of any claim or demand that may arise out of any  dealings  with the Fund and that the  Trustees shall have no personal  liability to any such person, to the extent permitted by law.

     Board  of  Trustees  and  Oversight  Committees.  The  Oppenheimer  Fund is
governed  by a  Board  Protected  Tr  of  Trustees,  which  is  responsible  for protecting the interests of shareholders  under  Massachusetts law. The Trustees meet periodically  throughout the year to oversee the Fund's activities,  review its performance, and review the actions of the Manager.

     The Board of Trustees  has an Audit  Committee,  a Review  Committee  and a
Governance Committee. Each committee is comprised solely of Trustees who are not
"interested   persons"  under  the  Investment  Company  Act  (the  "Independent
Trustees"). The members of the Audit Committee are Edward L. Cameron (Chairman),
George C.  Bowen,  Robert J.  Malone  and F.  William  Marshall,  Jr.  The Audit
Committee held 7 meetings during the Fund's fiscal year ended June 30, 2007. The
Audit Committee furnishes the Board with recommendations regarding the selection of the Fund's independent registered public accounting firm (also referred to as the  "independent  Auditors").  Other  main  functions  of the Audit  Committee, outlined in the Audit Committee  Charter,  include,  but are not limited to: (i)
reviewing the scope and results of financial statement audits and the audit fees charged;  (ii) reviewing reports from the Fund's independent  Auditors regarding the Fund's internal accounting procedures and controls;  (iii) reviewing reports from the Manager's  Internal Audit  Department;  (iv) reviewing  certain reports from and meet  periodically  with  the  Funds'  Chief  Compliance  Officer;  (v)
maintaining  a separate  line of  communication  between the Fund's  independent
Auditors and the Independent  Trustees;  (vi) reviewing the  independence of the
Fund's independent Auditors;  and (vii) pre-approving the provision of any audit or  non-audit  services  by  the  Fund's  independent  Auditors,  including  tax services,  that are not prohibited by the  Sarbanes-Oxley  Act, to the Fund, the
Manager and certain affiliates of the Manager.

     The Review  Committee  is comprised  solely of  Independent  Trustees.  The members of the Review Committee are Sam Freedman  (Chairman),  Jon S. Fossel and
Beverly L.  Hamilton.  The Review  Committee  held 5 meetings  during the Fund's fiscal year ended June 30, 2007. Among other duties,  as set forth in the Review
Committee's Charter,  the Review Committee reports and makes  recommendations to the Board  concerning the fees paid to the Fund's transfer agent and the Manager and the services provided to the Fund by the transfer agent and the Manager. The
Review Committee also reviews the Fund's  investment  performance as well as the policies  and  procedures  adopted  by the Fund to  comply  with the  Investment
Company Act and other applicable law.

     The Governance Committee is comprised solely of Independent  Trustees.  The members of the  Governance  Committee are Robert J. Malone  (Chairman),  William
Armstrong,  Beverly L.  Hamilton and F.  William  Marshall,  Jr. The  Governance
Committee held 4 meetings during the Fund's fiscal year ended June 30, 2007. The
Governance  Committee  has  adopted  a charter  setting  forth  its  duties  and responsibilities.  Among other  duties,  the  Governance  Committee  reviews and oversees the Fund's governance  guidelines,  the adequacy of the Fund's Codes of
Ethics and the  nomination  of Trustees,  including  Independent  Trustees.  The
Governance  Committee  has  adopted  a process  for  shareholder  submission  of nominees for board  positions.  Shareholders  may submit  names of  individuals, accompanied  by complete  and properly  supported  resumes,  for the  Governance
Committee's   consideration  by  mailing  such  information  to  the  Governance
Committee  in care of the Fund.  The  Governance  Committee  may  consider  such persons at such time as it meets to consider possible  nominees.  The Governance
Committee,  however,  reserves sole discretion to determine which candidates for
Trustees  and  Independent  Trustees  it  will  recommend  to the  Board  and/or shareholders  and it may  identify  candidates  other  than those  submitted  by
Shareholders.  The Governance  Committee may, but need not,  consider the advice and  recommendation of the Manager and/or its affiliates in selecting  nominees.
The full Board elects new Trustees except for those instances when a shareholder vote is required.

     Shareholders  who  desire  to  communicate  with the Board  should  address correspondence  to the Board or an individual  Board member and may submit their correspondence  electronically  at  www.oppenheimerfunds.com  under the  caption
"contact us" or by mail to the Fund at the address below.

     Trustees  and  Officers  of the Fund.  Except for Mr.  Murphy,  each of the
Trustees is an  Independent  Trustee.  All of the Trustees are also  trustees or directors of the following  Oppenheimer/Centennial  funds (referred to as "Board
II Funds"):

Oppenheimer Cash Reserves          Oppenheimer Principal Protected Trust II
Oppenheimer Capital Income Fund    Oppenheimer Principal Protected Trust III
Oppenheimer Champion Income Fund   Oppenheimer Senior Floating Rate Fund
Oppenheimer Commodity Strategy
   Total Return Fund               Oppenheimer Strategic Income Fund
Oppenheimer Equity Fund, Inc.      Oppenheimer Variable Account Funds
Oppenheimer Integrity Funds          Panorama Series Fund, Inc.
Oppenheimer International Bond Fund
Oppenheimer Limited-Term Government Fund

                                           Centennial  California  Tax  Exempt
Oppenheimer Main Street Funds, Inc.        Trust
Oppenheimer Main Street Opportunity Fund   Centennial Government Trust
Oppenheimer Main Street Small Cap Fund     Centennial Money Market Trust
                                           Centennial   New  York  Tax  Exempt
Oppenheimer Municipal Fund                 Trust
Oppenheimer Principal Protected Trust      Centennial Tax Exempt Trust

      Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the
Distributor.

      Messrs. Gillespie, Monoyios, Murphy, Petersen, Szilagyi, Vandehey,
Wixted, Zack and Zavanelli and Mss.Bloomberg and Ives, who are officers of the Fund, hold the same offices with one or more of the other Board II Funds.
As of August 10, 2007 the Trustees and officers of the Fund, as a group, owned of record or beneficially less than 1% of any class of shares of the
Fund. The Trustees and officers of the Fund as a group, did not own more than
1% of the equity securities of any other share class or of the Fund as a whole. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Board II
Funds. In addition, none of the Independent Trustees (nor any of their immediate family members) owns securities of either the Manager or the
Distributor, or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor of the Board
II Funds.

      Biographical Information. The Trustees and officers, their positions with the Fund, length of service in such position(s), and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each
Trustee's beneficial share ownership in the Fund and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds ("Supervised Funds"). The address of each Trustee in the chart below is
6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an annual term, or until his or her resignation, retirement, death or removal.

---------------------------------------------------------------------------------------------
                                    Independent Trustees
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Name, Position(s)    Principal Occupation(s) During the Past 5         Dollar     Aggregate
                                                                                   Dollar
                                                                                  Range of
                                                                                   Shares
                                                                      Range of   Beneficially
                                                                       Shares     Owned in
with the Fund,       Years; Other Trusteeships/Directorships Held;  Beneficially     All
Length of Service,   Number of Portfolios in the Fund Complex         Owned in   Supervised
Age                  Currently Overseen                               the Fund      Funds
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

                                                                    As of December 31, 2006

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

William L.           President, Colorado Christian University       None         Over
Armstrong,           (since 2006); Chairman, Cherry Creek Mortgage               $100,000
Chairman of the      Company (since 1991), Chairman, Centennial
Board of Trustees    State Mortgage Company (since 1994),
since 2003, Trustee  Chairman,The El Paso Mortgage Company (since
since 1999           1993); Chairman, Ambassador Media Corporation
Age: 70              (since 1984); Chairman, Broadway Ventures
                     (since 1984); Director of Helmerich & Payne,
                     Inc. (oil and gas drilling/production
                     company) (since 1992), Campus Crusade for
                     Christ (non-profit) (since 1991); Former
                     Director, The Lynde and Harry Bradley
                     Foundation, Inc. (non-profit organization)
                     (2002-2006); former Chairman of: Transland
                     Financial Services, Inc. (private mortgage
                     banking company) (1997-2003), Great Frontier
                     Insurance (1995-2000), Frontier Real Estate,
                     Inc. (residential real estate brokerage)
                     (1994-2000) and Frontier Title (title
                     insurance agency) (1995-2000); former
                     Director of the following: UNUMProvident
                     (insurance company) (1991-2004), Storage
                     Technology Corporation (computer equipment
                     company) (1991-2003) and International Family
                     Entertainment (television channel)
                     (1992-1997); U.S. Senator (January
                     1979-January 1991). Oversees 37 portfolios in
                     the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

George C. Bowen,     Assistant Secretary and Director of            Over         Over
Trustee since 1999   Centennial Asset Management Corporation        $100,000     $100,000
Age: 70              (December 1991-April 1999); President,
                     Treasurer and Director of Centennial Capital
                     Corporation (June 1989-April 1999); Chief
                     Executive Officer and Director of MultiSource
                     Services, Inc. (March 1996-April 1999); Mr.
                     Bowen held several positions with the Manager
                     and with subsidiary or affiliated companies
                     of the Manager (September 1987-April 1999).
                     Oversees 37 portfolios in the
                     OppenheimerFunds complex.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Edward L. Cameron,   Member of The Life Guard of Mount Vernon       $50,001 -    Over
Trustee since 1999   (George Washington historical site) (June      $100,000     $100,000
Age: 68              2000 - May 2006); Partner at
                     PricewaterhouseCoopers LLP (accounting firm)
                     (July 1974-June 1999); Chairman of Price
                     Waterhouse LLP Global Investment Management
                     Industry Services Group (financial services
                     firm) (July 1994-June 1998). Oversees 37
                     portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Jon S. Fossel,       Director of UNUMProvident (insurance company)  None         Over
Trustee since 1999   (since June 2002); Director of Northwestern                 $100,000
Age: 65              Energy Corp. (public utility corporation)
                     (since November 2004); Director of P.R.
                     Pharmaceuticals (October 1999-October 2003);
                     Director of Rocky Mountain Elk Foundation
                     (non-profit organization) (February
                     1998-February 2003 and since February 2005);
                     Chairman and Director (until October 1996)
                     and President and Chief Executive Officer
                     (until October 1995) of the Manager;
                     President, Chief Executive Officer and
                     Director of the following: Oppenheimer
                     Acquisition Corp. ("OAC") (parent holding
                     company of the Manager), Shareholders
                     Services, Inc. and Shareholder Financial
                     Services, Inc. (until October 1995). Oversees
                     37 portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Sam Freedman,        Director of Colorado Uplift (charitable        Over         Over
Trustee since 1999   organization) (since September 1984). Mr.      $100,000     $100,000
Age: 66              Freedman held several positions with the
                     Manager and with subsidiary or affiliated
                     companies of the Manager (until October
                     1994). Oversees 37 portfolios in the
                     OppenheimerFunds complex.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Beverly L. Hamilton, Trustee of Monterey Institute for              None         None
Trustee since 2002   International Studies (educational
Age: 60              organization) (since February 2000); Board
                     Member of Middlebury College (educational
                     organization) (since December 2005); Director
                     of The California Endowment (philanthropic
                     organization) (since April 2002); Director
                     (February 2002-2005) and Chairman of Trustees
                     (since 2006) of the Community Hospital of
                     Monterey Peninsula; Director (October
                     1991-2005) and Vice Chairman (since 2006) of
                     American Funds' Emerging Markets Growth Fund,
                     Inc. (mutual fund); President of ARCO
                     Investment Management Company (February
                     1991-April 2000); Member of the investment
                     committees of The Rockefeller Foundation
                     (since 2001) and The University of Michigan
                     (since 2000); Advisor at Credit Suisse First
                     Boston's Sprout venture capital unit (venture
                     capital fund) (1994-January 2005); Trustee of
                     MassMutual Institutional Funds (investment
                     company) (1996-June 2004); Trustee of MML
                     Series Investment Fund (investment company)
                     (April 1989-June 2004); Member of the
                     investment committee of Hartford Hospital
                     (2000-2003); and Advisor to Unilever
                     (Holland) pension fund (2000-2003). Oversees
                     37 portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Robert J. Malone,    Director of Jones Knowledge, Inc. (since       $50,001 -    Over
Trustee since 2002   2006); Director of Jones International         $100,000     $100,000
Age: 62              University (educational organization) (since
                     August 2005); Chairman, Chief Executive
                     Officer and Director of Steele Street State
                     Bank (commercial banking) (since August
                     2003); Director of Colorado UpLIFT
                     (charitable organization) (since 1986);
                     Trustee of the Gallagher Family Foundation
                     (non-profit organization) (since 2000);
                     Former Chairman of U.S. Bank-Colorado
                     (subsidiary of U.S. Bancorp and formerly
                     Colorado National Bank) (July 1996-April
                     1999); Director of Commercial Assets, Inc.
                     (real estate investment trust) (1993-2000);
                     Director of Jones Knowledge, Inc. (2001-July
                     2004); and Director of U.S. Exploration, Inc.
                     (oil and gas exploration) (1997-February
                     2004). Oversees 37 portfolios in the
                     OppenheimerFunds complex.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

F. William           Trustee of MassMutual Select Funds (formerly   None         Over
Marshall, Jr.,       MassMutual Institutional Funds) (investment                 $100,000
Trustee since 2000   company) (since 1996) and MML Series
Age: 65              Investment Fund (investment company) (since
                     1996); Trustee of Worchester Polytech
                     Institute (since 1985); Chairman (since 1994)
                     of the Investment Committee of the Worcester
                     Polytech Institute (private university);
                     President and Treasurer of the SIS Funds
                     (private charitable fund) (since January
                     1999); Chairman of SIS & Family Bank, F.S.B.
                     (formerly SIS Bank) (commercial bank)
                     (January 1999-July 1999); and Executive Vice
                     President of Peoples Heritage Financial
                     Group, Inc. (commercial bank) (January
                     1999-July 1999). Oversees 39 portfolios in
                     the OppenheimerFunds complex.*

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------

* Includes two open-end investment companies: MassMutual Select Funds and MML
Series Investment Fund. In accordance with the instructions for SEC Form
N-1A, for purposes of this section only, MassMutual Select Funds and MML
Series Investment Fund are included in the "Fund Complex." The Manager does not consider MassMutual Select Funds and MML Series Investment Fund to be
part of the OppenheimerFunds' "Fund Complex" as that term may be otherwise interpreted.

Mr. Murphy is an "Interested Trustee" because he is affiliated with the
Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. The address of Mr. Murphy is Two
World Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008. Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an officer for an annual term, or until his resignation, retirement, death or removal. Mr. Murphy was elected as a Trustee of the Fund with the understanding that in the event he ceases to be the chief executive officer of the Manager, he will resign as a
Trustee of the Fund and the other Board II Funds (defined below) for which he is a director or trustee.

----------------------------------------------------------------------------------------------
                               Interested Trustee and Officer
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Name,             Principal Occupation(s) During the Past 5 Years;      Dollar     Aggregate
                                                                                    Dollar
                                                                                   Range Of
                                                                                    Shares
                                                                       Range of   Beneficially
Position(s) Held                                                        Shares     Owned in
with the Fund                                                         Beneficially    All
Length of         Other Trusteeships/Directorships Held; Number of     Owned in   Supervised
Service, Age      Portfolios in the Fund Complex Currently Overseen    the Fund      Funds
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

                                                                      As of December 31, 2006

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

John V. Murphy,   Chairman, Chief Executive Officer and Director of   $10,001 -  Over
Trustee and       OppenheimerFunds, Inc. (since June 2001);           $50,000    $100,000
Principal         President of OppenheimerFunds, Inc. (September
Executive         2000-March 2007); President and director or
Officer since     trustee of other Oppenheimer funds; President and
2001              Director of OAC and of Oppenheimer Partnership
Age: 58           Holdings, Inc. (holding company subsidiary of
                  OppenheimerFunds, Inc.) (since July 2001);
                  Director of OppenheimerFunds Distributor, Inc.
                  (subsidiary of OppenheimerFunds, Inc.) (since
                  November 2001); Chairman and Director of
                  Shareholder Services, Inc. and of Shareholder
                  Financial Services, Inc. (transfer agent
                  subsidiaries of OppenheimerFunds, Inc.) (since
                  July 2001); President and Director of
                  OppenheimerFunds Legacy Program (charitable trust
                  program established by OppenheimerFunds, Inc.)
                  (since July 2001); Director of the following
                  investment advisory subsidiaries of
                  OppenheimerFunds, Inc.: the Manager, OFI
                  Institutional Asset Management, Inc., Trinity
                  Investment Management Corporation and Tremont
                  Capital Management, Inc. (since November 2001),
                  HarbourView Asset Management Corporation and OFI
                  Private Investments, Inc. (since July 2001);
                  President (since November 2001) and Director
                  (since July 2001) of Oppenheimer Real Asset
                  Management, Inc.; Executive Vice President of
                  Massachusetts Mutual Life Insurance Company (OAC's
                  parent company) (since February 1997); Director of
                  DLB Acquisition Corporation (holding company
                  parent of Babson Capital Management LLC) (since
                  June 1995); Member of the Investment Company
                  Institute's Board of Governors (since October 3,
                  2003); Chief Operating Officer of
                  OppenheimerFunds, Inc. (September 2000-June 2001);
                  President and Trustee of MML Series Investment
                  Fund and MassMutual Select Funds (open-end
                  investment companies) (November 1999-November
                  2001); Director of C.M. Life Insurance Company
                  (September 1999-August 2000); President, Chief
                  Executive Officer and Director of MML Bay State
                  Life Insurance Company (September 1999-August
                  2000); Director of Emerald Isle Bancorp and
                  Hibernia Savings Bank (wholly-owned subsidiary of
                  Emerald Isle Bancorp) (June 1989-June 1998).
                  Oversees 102 portfolios in the OppenheimerFunds
                  complex.

----------------------------------------------------------------------------------------------

The addresses of the officers in the chart below are as follows: for Messrs.
Gillespie, Monoyios, Zack and Zavanelli and Ms. Bloomberg, Two World
Financial Center, 225 Liberty Street, New York, New York 10281-1008, for
Messrs. Petersen, Szilagyi, Vandehey and Wixted and Ms. Ives, 6803 S. Tucson
Way, Centennial, Colorado 80112-3924. Each officer serves for an annual term or until his or her resignation, retirement death or removal.

-----------------------------------------------------------------------------------------
                               Other Officers of the Fund
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Name, Position(s)      Principal Occupation(s) During Past 5 Years
Held with the Fund,
Length of Service, Age
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Nikolaos D. Monoyios,  Senior Vice President of the Manager since October 2003; a
Vice President and     Certified Financial Analyst. Formerly Vice President of the
Portfolio Manager      Manager (April 1998-September 2003). An officer of 6 portfolios
since 2003             in the OppenheimerFunds complex.

Age:  58

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Mark Zavanelli,        Vice President of the Manager since November 2000; a Chartered
Vice President and     Financial Analyst; an officer of 3 portfolios in the
Portfolio Manager      OppenheimerFunds complex. Prior to joining the Manager in May
since 1998             1998 he was President of Waterside Capital Management, a
Age:  36               registered investment advisor (August 1995-April 1998).

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Mark S. Vandehey,      Senior Vice President and Chief Compliance Officer of the
Vice President and     Manager (since March 2004); Chief Compliance Officer of the
Chief Compliance       Manager, OppenheimerFunds Distributor, Inc., Centennial Asset
Officer since 2004     Management and Shareholder Services, Inc. (since March 2004);
Age: 56                Vice President of OppenheimerFunds Distributor, Inc., Centennial
                       Asset Management Corporation and Shareholder Services, Inc.
                       (June 1983-February 2004); Vice President and Director of
                       Internal Audit of the Manager (1997-February 2004). An officer of 102 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Brian W. Wixted,       Senior Vice President and Treasurer of the Manager (since March
Treasurer and          1999); Treasurer of the following: HarbourView Asset Management
Principal Financial &  Corporation, Shareholder Financial Services, Inc., Shareholder
Accounting Officer     Services, Inc., Oppenheimer Real Asset Management Corporation,
since 1999             and Oppenheimer Partnership Holdings, Inc. (since March 1999),
Age: 47                OFI Private Investments, Inc. (since March 2000),
                       OppenheimerFunds International Ltd. and OppenheimerFunds plc
                       (since May 2000), OFI Institutional Asset Management, Inc.
                       (since November 2000), and OppenheimerFunds Legacy Program
                       (since June 2003); Treasurer and Chief Financial Officer of OFI
                       Trust Company (trust company subsidiary of the Manager) (since
                       May 2000); Assistant Treasurer of the following: OAC (since
                       March 1999), Centennial Asset Management Corporation (March
                       1999-October 2003) and OppenheimerFunds Legacy Program (April
                       2000-June 2003); Principal and Chief Operating Officer of
                       Bankers Trust Company-Mutual Fund Services Division (March
                       1995-March 1999). An officer of 102 portfolios in the
                       OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Brian Petersen,        Vice President of the Manager (since February 2007); Assistant
Assistant    Treasurer Vice President of the Manager (August 2002-February 2007);
since 1999             Manager/Financial Product Accounting of the Manager (November
Age: 36                1998-July 2002). An officer of 102 portfolios in the

                       OppenheimerFunds complex
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Brian C. Szilagyi,     Assistant Vice President of the Manager (since July 2004);
Assistant Treasurer    Director of Financial Reporting and Compliance of First Data
since 2005             Corporation (April 2003-July 2004); Manager of Compliance of
Age: 37                Berger Financial Group LLC (May 2001-March 2003); Director of
                       Mutual Fund Operations at American Data Services, Inc.
                       (September 2000-May 2001). An officer of 102 portfolios in the
                       OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Robert G. Zack,        Executive Vice President (since January 2004) and General
Vice President and     Counsel (since March 2002) of the Manager; General Counsel and
Secretary since 2001   Director of the Distributor (since December 2001); General
Age: 59                Counsel of Centennial Asset Management Corporation (since
                       December 2001); Senior Vice President and General Counsel of
                       HarbourView Asset Management Corporation (since December 2001);
                       Secretary and General Counsel of OAC (since November 2001);
                       Assistant Secretary (since September 1997) and Director (since
                       November 2001) of OppenheimerFunds International Ltd. and
                       OppenheimerFunds plc; Vice President and Director of Oppenheimer
                       Partnership Holdings, Inc. (since December 2002); Director of
                       Oppenheimer Real Asset Management, Inc. (since November 2001);
                       Senior Vice President, General Counsel and Director of
                       Shareholder Financial Services, Inc. and Shareholder Services,
                       Inc. (since December 2001); Senior Vice President, General
                       Counsel and Director of OFI Private Investments, Inc. and OFI
                       Trust Company (since November 2001); Vice President of
                       OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                       President and General Counsel of OFI Institutional Asset
                       Management, Inc. (since November 2001); Director of
                       OppenheimerFunds (Asia) Limited (since December 2003); Senior
                       Vice President (May 1985-December 2003), Acting General Counsel
                       (November 2001-February 2002) and Associate General Counsel (May
                       1981-October 2001) of the Manager; Assistant Secretary of the
                       following: Shareholder Services, Inc. (May 1985-November 2001),
                       Shareholder Financial Services, Inc. (November 1989-November
                       2001), and OppenheimerFunds International Ltd. (September
                       1997-November 2001). An officer of 102 portfolios in the
                       OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Lisa I. Bloomberg,     Vice President and Associate Counsel of the Manager (since May
Assistant Secretary    2004); First Vice President (April 2001-April 2004), Associate
since 2004             General Counsel (December 2000-April 2004), Corporate Vice
Age: 39                President (May 1999-April 2001) and Assistant General Counsel
                       (May 1999-December 2000) of UBS Financial Services Inc.
                       (formerly, PaineWebber Incorporated). An officer of 102
                       portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Kathleen T. Ives,      Vice President (since June 1998) and Senior Counsel and
Assistant Secretary    Assistant Secretary (since October 2003) of the Manager; Vice
since 2001             President (since 1999) and Assistant Secretary (since October
Age: 41                2003) of the Distributor; Assistant Secretary of Centennial
                       Asset Management Corporation (since October 2003); Vice
                       President and Assistant Secretary of Shareholder Services, Inc.
                       (since 1999); Assistant Secretary of OppenheimerFunds Legacy
                       Program and Shareholder Financial Services, Inc. (since December
                       2001); Assistant Counsel of the Manager (August 1994-October
                       2003). An officer of 102 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Phillip S. Gillespie,  Senior Vice President and Deputy General Counsel of the Manager
Assistant Secretary    (since September 2004); First Vice President (2000-September
since 2004             2004), Director (2000-September 2004) and Vice President
Age: 43                (1998-2000) of Merrill Lynch Investment Management. An officer of 102 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------

|X|   Remuneration of the Officers and Trustees. The officers and the interested Trustee of the Fund, who are affiliated with the Manager, receive no salary or fee from the Fund. The Independent Trustees received the compensation shown below from the Fund for serving as a Trustee and member of a committee (if applicable), with respect to the Fund's fiscal year ended
June 30, 2007. The total compensation, including accrued retirement benefits, from the Fund and fund complex represents compensation received for serving as a Trustee and member of a committee (if applicable) of the Boards of the
Fund and other funds in the OppenheimerFunds complex during the calendar year ended December 31, 2006.

----------------------------------------------------------------------------------
Name of Trustee and Other Fund    Aggregate Compensation     Total Compensation
                                                             From the Fund and
                                                              Fund Complex(2)
                                  From the Fund(1) Fiscal        Year ended

Position(s) (as applicable)         year ended 6/30/07       December 31, 2006

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

William L. Armstrong                    $11,143.00              $241,504.00

Chairman of the Board and
Governance Committee Member
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Robert G. Avis(3)                        $7,765.00              $143,000.00

Review Committee Member
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

George C. Bowen                          $7,765.00              $143,000.00

Audit Committee Member
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Edward L. Cameron                        $9,318.00              $171,600.00

Audit Committee Chairman
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Jon S. Fossel                            $7,966.00              $154,174.00
Review Committee Member

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Sam Freedman                             $8,240.00              $143,000.00
Review Committee Chairman

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Beverly Hamilton                       $7,765.00(4)             $143,000.00

Review Committee Member and
Governance Committee Member
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Robert J. Malone                         $8,930.00             $164,452.00(5)

Governance Committee Chairman
and
Audit Committee Member
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
F. William Marshall, Jr.
Audit Committee Member and

Governance Committee Member              $7,765.00             $205,500.00(6)

----------------------------------------------------------------------------------
1.    "Aggregate Compensation From the Fund includes fees and deferred compensation, if any.
2.    In accordance with SEC regulations, for purposes of this section only,
   "Fund Complex" includes the Oppenheimer funds, the MassMutual
   Institutional Funds, the MassMutual Select Funds and the MML Series
   Investment Fund, the investment adviser for which is the indirect parent company of the Fund's. The Manager also serves as the Sub-Advisor to the following: MassMutual Premier International Equity Fund, MassMutual
   Premier Main Street Fund, MassMutual Premier Strategic Income Fund,
   MassMutual Premier Capital Appreciation Fund, and MassMutual Premier
   Global Fund. The Manager does not consider MassMutual Institutional Funds,
   MassMutual Select Funds and MML Series Investment Fund to be part of the
   OppenheimerFunds' "Fund Complex" as that term may be otherwise interpreted.

3.    Mr. Avis retired from the Board II Funds effective June 23, 2007.
4.    Includes $7,765 deferred by Ms. Hamilton under the "Deferred

   Compensation Plan" described below.

Mr. Malone was a participant in the deferred compensation plan for part of the calendar year.
6.    Includes $62,500 compensation paid to Mr. Marshall for serving as a
   Trustee for MassMutual Select Funds and MML Series Investment Fund.

|X|   Deferred Compensation Plan For Trustees. The Board of Trustees has
adopted a Deferred Compensation Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the
Trustee. The amount paid to the Trustee under the plan will be determined based upon the amount of compensation deferred and the performance of the selected funds.

      Deferral of Trustees' fees under the plan will not materially affect the Fund's assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the Securities and Exchange Commission, the Fund may invest in the funds selected by the Trustees under the plan without shareholder approval for the limited purpose of determining the value of the Trustees' deferred compensation account.

|X|   Major Shareholders. As of August 10, 2007, the only persons or entities who owned of record or were known by the Fund to own beneficially 5% or more of any class of the Fund's outstanding shares were:

      Charles Schwab & Co Inc, Special Custody Acct for the exclusive benefit of Customers, Attn Mutual Funds, 101 Montgomery Street, San Francisco,
      CA 94104-4122, which owned 16,237,679.894 Class A shares (10.27% of the
      Class A shares then outstanding).

      PIMSPrudential Retirement As Nominee for the Trustee Cust.Pl NC 401(K)
      Plan, NC Dept of State Treasurer, 325 N. Salisbury Street, Raleigh, NC
      27603, which owned 8,785,422.373 Class A shares (5.55% of the Class A shares outstanding).

      MLPF & S for the Sole Benefit of its Customers, Attn Fund Admn #, 4800
      Deer Lake Dr E, Fl 3, Jacksonville, FL 32246-6484 which owned
      3,073,778.026 Class C shares (9.76% of the Class C shares outstanding).

      Citigroup Global Mkts Inc, Attn. Cindy Tempesta, 7th Fl., 333 West 34th
      Street, New York, NY 10001-2483, which owned 1,671,549.420 Class C shares (5.30.% of the Class C shares outstanding).

      ING Life Insurance and Annuity Comp, FBO Aliac Trade Settlement, Attn:
      Fund Operations, 151 Farmington Ave #TN41, Hartford, CT 06156-0001
      which owned 807,733.892 Class N shares (6.15% of the Class N shares outstanding).

      Hartford Life Insurance Co., Separate Account 457, Attn Dave Ten
      Broeck, PO Box 2999, Hartford, CT 06104-2999 which owned 900,268.266
      Class N shares (6.85% of the Class N shares outstanding).

      ING National Trust, Attn: Fund Operations, 151 Farmington Ave #TN41,
      Hartford, CT 06156-0001, which owned 1,014,704.110 Class N shares
      (7.72% of the Class N shares outstanding).

      MLPF & S for the Sole Benefit of its customers, Attn Fund Admn, 4800
      Deer Lake Dr E, Fl 3, Jacksonville, FL 32246-6484 which owned
      831,123.862 Class N shares (6.32% of the Class N shares outstanding).

      Oppenheimer Portfolio Series, Active Allocation, Attn: FPA Trade Settle
      (2-FA), 6803 S Tucson Way, Centennial CO 80112-3924 which owned
      5,577,828.141 (22.32% of the Class Y shares outstanding).

      Oppenheimer Portfolio Series, Equity Investor Fund, Attn: FPA Trade
      Settle (2-FA), 6803 S Tucson Way, Centennial CO 80112-3924 which owned
      1,880,678.954 (7.52% of the Class Y shares outstanding).

      Charles Schwab & Co Inc, Special Custody Acct for the exclusive benefit of Customers, Attn Mutual Funds, 101 Montgomery Street, San Francisco,
      CA 94104-4122, which owned 1,488,362.283 Class Y shares (5.95% of the
      Class Y shares then outstanding).

      Mass Mutual Life Insurance Company, Attn: N225, Separate Investment
      Acct, 1295 State Street, Springfield, MA 01111-0001, which owned
      1,903,723.679 Class Y shares (7.62% of the Class Y shares then outstanding).

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services organization.

|X|   Code of Ethics. The Fund, the Manager and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the
Fund and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public
Reference Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at
1.202.551.8090. The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's Internet website at www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:
publicinfo@sec.gov., or by writing to the SEC's Public Reference Section,
Washington, D.C. 20549-0102.

|X|   Portfolio Proxy Voting. The Fund has adopted Portfolio Proxy Voting
Policies and Procedures, which include Proxy Voting Guidelines, under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. The Fund's primary consideration in voting portfolio proxies is the financial interests of the Fund and its shareholders. The Fund has retained an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Fund's Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The Portfolio Proxy Voting Policies and
Procedures include provisions to address conflicts of interest that may arise between the Fund and the Manager or the Manager's affiliates or business relationships. Such a conflict of interest may arise, for example, where the
Manager or an affiliate of the Manager manages or administers the assets of a pension plan or other investment account of the portfolio company soliciting the proxy or seeks to serve in that capacity. The Manager and its affiliates generally seek to avoid such conflicts by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions. Additionally, the Manager employs the following two procedures:
(1) if the proposal that gives rise to the conflict is specifically addressed in the Proxy Voting Guidelines, the Manager will vote the portfolio proxy in accordance with the Proxy Voting Guidelines, provided that they do not provide discretion to the Manager on how to vote on the matter; and (2) if such proposal is not specifically addressed in the Proxy Voting Guidelines or the Proxy Voting Guidelines provide discretion to the Manager on how to vote, the Manager will vote in accordance with the third-party proxy voting agent's general recommended guidelines on the proposal provided that the Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting agent. If neither of the previous two procedures provides an appropriate voting recommendation, the Manager may retain an independent fiduciary to advise the Manager on how to vote the proposal or may abstain from voting. The Proxy Voting Guidelines' provisions with respect to certain routine and non-routine proxy proposals are summarized below:
o     The Fund generally votes with the recommendation of the issuer's management on routine matters, including ratification of the independent registered public accounting firm, unless circumstances indicate otherwise.
o     The Fund evaluates nominees for director nominated by management on a case-by-case basis, examining the following factors, among others:
         Composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance and the nominee's investment in the company.
o     In general, the Fund opposes anti-takeover proposals and supports the elimination, or the ability of shareholders to vote on the preservation or elimination, of anti-takeover proposals, absent unusual circumstances.
o     The Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a
         super-majority vote requirement.
o     The Fund opposes proposals to classify the board of directors.
o     The Fund supports proposals to eliminate cumulative voting.
o     The Fund opposes re-pricing of stock options without shareholder approval.
o     The Fund generally considers executive compensation questions such as stock option plans and bonus plans to be ordinary business activity.
         The Fund analyzes stock option plans, paying particular attention to their dilutive effect. While the Fund generally supports management proposals, the Fund opposes plans it considers to be excessive.

      The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048 and (ii) on the
SEC's website at www.sec.gov.

|X|   The Investment Advisory Agreement.  The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to-day business. The portfolio managers of the Fund are employed by the Manager and are the persons who are principally responsible for the day-to-day management of the Fund's portfolio. Other members of the Manager's Equity Portfolio Team provide the portfolio managers with counsel and support in managing the Fund's portfolio.

      The agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the
Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund.
Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs.
The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the
Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class.
The management fees paid by the Fund to the Manager during its last three fiscal years were:

--------------------------------------------------------------------------------
  Fiscal Year ended 6/30         Management Fees Paid to OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           2005                                   $15,446,980
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           2006                                   $22,260,586
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

           2007                                      $30,918,366

--------------------------------------------------------------------------------

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains in connection with matters to which the agreement relates.

      The agreement permits the Manager to act as investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the Manager may withdraw the right of the
Fund to use the name "Oppenheimer" as part of its name.

Portfolio Managers.  The Fund's portfolio is managed by Nikolaos D. Monoyios and Mark Zavanelli (each is referred to as a "Portfolio Manager" and collectively they are referred to as the "Portfolio Managers"). They are the persons who are responsible for the day-to-day management of the Fund's investments.

     Other  Accounts  Managed.  In addition to  managing  the Fund's  investment portfolio,  each Portfolio Manager also manages other investment  portfolios and accounts  on  behalf of the  Manager  or its  affiliates.  The  following  table provides  information,  as of June 30,  2007,  regarding  the  other  portfolios managed by each Portfolio Manager. No account has a  performance-based  advisory fee:

                                Total Assets                   Total Assets in
                   Registered   in Registered   Other Pooled   Other Pooled                Total Assets
                   Investment   Investment      Investment     Investment       Other      In Other
    Portfolio      Companies    Companies        Vehicles      Vehicles         Accounts   Accounts
    Manager        Managed      Managed (1)     Managed        Managed (1)      Managed    Managed(2)
     ----------------------------------------------------------------------------
     ----------------------------------------------------------------------------

      Nikolaos D.
      Monoyios         21        $24.892             0            0              0             0

     ----------------------------------------------------------------------------
     ----------------------------------------------------------------------------

      Mark Zavanelli   12        $6.624              0            0              0             0

   1. In millions.
   2. Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

           As indicated above, each of the Portfolio Managers also manage other funds and accounts.  Potentially, at times, those
      responsibilities could conflict with the interests of the Fund.  That may occur whether the investment strategies of the other fund or account are the same as, or different from, the Fund's investment objectives and strategies.  For example, the Portfolio Manager may need to allocate investment opportunities between the Fund and another fund or account having similar objectives or strategies, or he may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund.  Not all funds and accounts advised by the Manager have the same management fee.  If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the Fund, the Manager could have an incentive to favor the other fund or account.  However, the Manager's compliance procedures and Code of
      Ethics recognize the Manager's fiduciary obligations to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the Portfolio Managers from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so.  At different times, one or more of the Fund's Portfolio Managers may manage other funds or accounts with investment objectives and strategies that are similar to those of the Fund, or may manage funds or accounts with investment objectives and strategies that are different from those of the Fund.

     Compensation of the Portfolio Managers.  The Fund's Portfolio Managers
      are employed and compensated by the Manager, not the Fund.  Under the
      Manager's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the Manager. This is intended to align the portfolio managers' and analysts' interests with the success of the funds and accounts and their investors. The Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of June 30, 2007, each Portfolio Manager's compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Manager's holding company parent.
      Senior portfolio managers may also be eligible to participate in the
      Manager's deferred compensation plan.

           The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help the Manager attract and retain talent. The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management.  The Lipper benchmark with respect to the Fund is Lipper
      - Small Cap Core Funds.  Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development.  The Portfolio Managers'
      compensation is not based on the total value of the Fund's portfolio assets, although the Fund's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Fund and other funds and accounts managed by the Portfolio
      Managers.  The compensation structure of the other funds and accounts managed by the Portfolio Managers is the same as the compensation structure of the Fund, described above.

     Ownership  of Fund  Shares.  As of June 30,  2007  each  Portfolio  Manager beneficially owned shares of the Fund as follows:

            ----------------------------------------------------------
                                                Range of Shares
                                                  Beneficially
                  Portfolio Manager            Owned in the Fund
            ----------------------------------------------------------
            ----------------------------------------------------------
            Nikolaos D. Monoyios               $10,001 - $50,000
            ----------------------------------------------------------
            ----------------------------------------------------------

            Mark Zavanelli                     $100,000 - 500,000

            ----------------------------------------------------------

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions. The Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated brokers," as that term is defined in the Investment Company Act, that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the "best execution" of the Fund's portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable for the services provided. The Manager need not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of Trustees.

      Under the investment advisory agreement, in choosing brokers to execute portfolio transactions for the Fund, the Manager may select brokers (other than affiliates) that provide both brokerage and research services to the
Fund. The commissions paid to those brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and other applicable rules and procedures described below.

      The Manager's portfolio traders allocate brokerage based upon recommendations from the Manager's portfolio managers, together with the portfolio traders' judgment as to the execution capability of the broker or dealer. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

      Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions that are available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions executed in the secondary market. Otherwise, brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.

      Other accounts advised by the Manager have investment policies similar to those of the Fund. Those other accounts may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. If two or more accounts advised by the
Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account. When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates. The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the fund's shares by
(1) directing to that broker or dealer any of the fund's portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund's portfolio transactions, that were effected by another broker or dealer
(these latter arrangements are considered to be a type of "step-out"
transaction). In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's shares.

      However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager has adopted procedures
(and the Fund's Board of Trustees has approved those procedures) that permit the Fund to direct portfolio securities transactions to brokers or dealers that also promote or sell shares of the Fund, subject to the "best execution"
considerations discussed above. Those procedures are designed to prevent: (1)
the Manager's personnel who effect the Fund's portfolio transactions from taking into account a broker's or dealer's promotion or sales of the Fund shares when allocating the Fund's portfolio transactions, and (2) the Fund, the Manager and the Distributor from entering into agreements or understandings under which the Manager directs or is expected to direct the
Fund's brokerage directly, or through a "step-out" arrangement, to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the Fund's shares or the shares of any of the other Oppenheimer funds.

      The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful both to the Fund and to one or more of the other accounts advised by the Manager or its affiliates. Investment research may be supplied to the Manager by the broker or by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      Although the Manager currently does not do so, the Board of Trustees may permit the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board of
Trustees may also permit the Manager to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The
Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

      During the fiscal years ended June, 2005, 2006 and 2007, the Fund paid the total brokerage commissions indicated in the chart below. During the fiscal year ended June 30, 2007, the Fund paid $2,468,962 in commissions to firms that provide brokerage and research services to the Fund with respect to $4,074,806,529 of aggregate portfolio transactions. All such transactions were on a "best execution" basis, as described above. The provision of research services was not necessarily a factor in the placement of all such transactions.

-------------------------------------------------------------------------
   Fiscal Year Ended 6/30      Total Brokerage Commissions Paid by the

                                               Fund(1)

-------------------------------------------------------------------------
-------------------------------------------------------------------------
            2005                             $ 11,191,829
-------------------------------------------------------------------------
-------------------------------------------------------------------------
            2006                             $ 10,870,578
-------------------------------------------------------------------------
-------------------------------------------------------------------------

            2007                            $18,602,581(2)

-------------------------------------------------------------------------
1.    Amounts do not include spreads or commissions on principal  transactions on a net trade basis.

2.    In the fiscal year ended 6/30/07 the amount of transactions  directed to brokers  for  research  services  was  $2,468,962  and  amount of the
   commissions   paid  to   broker-dealers   for  those   services   was
   $4,074,806,529.

..

Distribution and Service Plans
The Distributor. Under its General Distributor's Agreement with the Fund, the
Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares.

      The sales charges and concessions paid to, or retained by, the
Distributor from the sale of shares and the contingent deferred sales charges retained by the Distributor on the redemption of shares during the Fund's three most recent fiscal years are shown in the tables below.

---------------------------------------------
Fiscal         Aggregate         Class A
                                Front-End
Year Ended  Front-End Sales   Sales Charges
6/30:          Charges on      Retained by
             Class A Shares  Distributor(1)
---------------------------------------------
---------------------------------------------
   2005        $4,168,860      $1,114,069
---------------------------------------------
---------------------------------------------
   2006        $4,752,630      $1,220,212
---------------------------------------------
---------------------------------------------

   2007        $4,337,358      $1,111,582

---------------------------------------------
1.    Includes amounts retained by a broker-dealer that is an affiliate or a parent of the Distributor.

-------------------------------------------------------------------------------
Fiscal       Concessions on  Concessions on   Concessions on   Concessions on
Year Ended   Class A Shares  Class B Shares   Class C Shares   Class N Shares
6/30:         Advanced by      Advanced by     Advanced by      Advanced by
             Distributor(1)  Distributor(1)   Distributor(1)   Distributor(1)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   2005         $403,372       $1,964,735        $926,888         $246,613
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   2006        $409, 261       $1,740,476       $1,159,423        $130,336
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

   2007         $441,317       $1,213,697        $792,923         $47,021

-------------------------------------------------------------------------------
1.    The Distributor advances concession payments to financial
   intermediaries for certain sales of Class A shares and for sales of
   Class B, Class C and Class N shares from its own resources at the time of sale.

--------------------------------------------------------------------------------
Fiscal          Class A          Class B          Class C          Class N
               Contingent      Contingent                         Contingent
             Deferred Sales  Deferred Sales     Contingent      Deferred Sales
Year Ended      Charges          Charges      Deferred Sales       Charges
6/30          Retained by      Retained by   Charges Retained    Retained by
              Distributor      Distributor    by Distributor     Distributor
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   2005         $31,225         $765,225          $56,730          $46,429
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   2006          $2,897         $673,707          $51,076          $91,636
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   2007         $16,834         $584,975          $62,155           $5,649

--------------------------------------------------------------------------------

Distribution and Service Plans. The Fund has adopted Distribution and Service
Plans for Class A, Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act.  Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class. Each plan has been approved by a vote of the Board of Trustees, including a majority of the Independent Trustees(1), cast in person at a meeting called for the purpose of voting on that plan.

      Under the Plans, the Manager and the Distributor may make payments to affiliates.  In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the
Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares.  These payments, some of which may be referred to as "revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A plan that would materially increase payments under the plan. That approval must be by a majority of the shares of each class, voting separately by class.

      While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

      Each plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plans for a class, no payment will be made to any recipient in any period in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees.

|X|   Class A Service Plan Fees. Under the Class A service plan, the
Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the
Distributor. The Class A service plan permits reimbursements to the
Distributor at a rate of up to 0.25% of average annual net assets of Class A shares. The Distributor makes payments to recipients periodically at an annual rate not to exceed 0.25% of the average annual Class A share net assets held in the accounts of the recipients or their customers.

|X|      The Distributor does not receive or retain the service fee on Class
A shares in accounts for which the Distributor has been listed as the broker-dealer of record. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so, except in the case of shares purchased prior to March 1, 2007 with respect to certain group retirement plans that were established prior to March 1, 2001 ("grandfathered retirement plans"). Prior to March 1, 2007, the Distributor paid the 0.25% service fee for grandfathered retirement plans in advance for the first year and retained the first year's service fee paid by the Fund with respect to those shares. After the shares were held for a year, the Distributor paid the ongoing service fees to recipients on a periodic basis. Such shares are subject to a contingent deferred sales charge if they are redeemed within 18 months. If
Class A shares purchased in a grandfathered retirement plan prior to March 1,
2007 are redeemed within the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the
Distributor a pro rata portion of the advance payment of those fees. For
Class A shares purchased in grandfathered retirement plans on or after March
1, 2007, the Distributor does not make any payment in advance and does not retain the service fee for the first year. Such shares are not subject to the contingent deferred sales charge.

      For the fiscal year ended June 30, 2007 payments under the Class A plan totaled $7,582,197, of which $100,635 was retained by the Distributor under the arrangement described above, regarding grandfathered retirement accounts, and included $219,906 paid to an affiliate of the Distributor's parent company.  Any unreimbursed expenses the Distributor incurs with respect to
Class A shares in any quarter cannot be recovered in subsequent periods. The
Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

|X|   Class B, Class C and Class N Distribution and Service Plan Fees. Under
each plan, distribution and service fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. Each plan provides for the
Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services for which recipients receive service fees are similar to the services provided under the Class A service plan, described above.

      Each plan permits the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a periodic basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class B, Class C and Class N shares are purchased. After the first year Class B, Class C or Class N shares are outstanding, after their purchase, the Distributor makes service fee payments periodically on those shares. The advance payment is based on the net asset value of shares sold.
Shares purchased by exchange do not qualify for the advance service fee payment. If Class B, Class C or Class N shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares. Class B, Class C or Class N shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer.  If a current investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.  In those cases, the Distributor retains the asset-based sales charge paid on Class B, Class C and Class N shares, but does not retain any service fees as to the assets represented by that account.

      The asset-based sales charge and service fees increase Class B and
Class C expenses by 1.00% and the asset-based sales charge and service fees increase Class N expenses by 0.50% of the net assets per year of the respective classes.

      The Distributor retains the asset-based sales charge on Class B and
Class N shares. The Distributor retains the asset-based sales charge on Class
C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B, Class C or Class
N service fee and the asset-based sales charge to the dealer periodically in lieu of paying the sales concession and service fee in advance at the time of purchase.

      The asset-based sales charge on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B, Class C and Class N shares. The payments are made to the Distributor in recognition that the Distributor:
o     pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o     may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o     employs personnel to support distribution of Class B, Class C and Class
         N shares,
o     bears the costs of sales literature, advertising and prospectuses
         (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses,
o     may not be able to adequately compensate dealers that sell Class B,
         Class C and Class N shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o     receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o     may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o     may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o     may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

      The Distributor's actual expenses in selling Class B, Class C and Class
N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B, Class C or Class N plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.

--------------------------------------------------------------------------------
   Distribution and Service Fees Paid to the Distributor for the Fiscal Year

                                 Ended 6/30/07

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Class:      Total Payments      Amount       Distributor's    Distributor's
                                                  Aggregate      Unreimbursed
                                                 Unreimbursed    Expenses as %
                                 Retained by    Expenses Under   of Net Assets
                 Under Plan      Distributor         Plan          of Class
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B Plan     $4,786,014      $3,407,476       $1,587,094         0.33%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C Plan     $6,451,775      $1,188,815       $8,144,898         1.15%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class N Plan     $1,224,617       $576,387        $2,859,515         0.95%

--------------------------------------------------------------------------------

1.    Includes $75,310 paid to an affiliate of the Distributor's parent company.
2.    Includes $189,709 paid to an affiliate of the Distributor's parent company.
3.    Includes $30,180 paid to an affiliate of the Distributor's parent company.

      All payments under the plans are subject to the limitations imposed by the Conduct Rules of FINRA on payments of asset-based sales charges and service fees.

Payments to Fund Intermediaries

      Financial intermediaries may receive various forms of compensation or reimbursement from the Fund in the form of 12b-1 plan payments as described in the preceding section of this Statement of Additional Information. They may also receive payments or concessions from the Distributor, derived from sales charges paid by the clients of the financial intermediary, also as described in this Statement of Additional Information. Additionally, the
Manager and/or the Distributor (including their affiliates) may make payments to financial intermediaries in connection with their offering and selling shares of the Fund and other Oppenheimer funds, providing marketing or promotional support, transaction processing and/or administrative services.
Among the financial intermediaries that may receive these payments are brokers and dealers who sell and/or hold shares of the Fund, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan and qualified tuition program administrators, third party administrators, and other institutions that have selling, servicing or similar arrangements with the Manager or Distributor. The payments to intermediaries vary by the types of product sold, the features of the Fund share class and the role played by the intermediary.

      Possible types of payments to financial intermediaries include, without limitation, those discussed below.

o     Payments made by the Fund, or by an investor buying or selling shares of the Fund may include:

o     depending on the share class that the investor selects, contingent deferred sales charges or initial front-end sales charges, all or a portion of which front-end sales charges are payable by the Distributor to financial intermediaries (see "About Your
              Account" in the Prospectus);
o     ongoing asset-based payments attributable to the share class selected, including fees payable under the Fund's distribution and/or service plans adopted under Rule 12b-1 under the Investment
              Company Act, which are paid from the Fund's assets and
              allocated to the class of shares to which the plan relates (see
              "About the Fund -- Distribution and Service Plans" above);
o     shareholder servicing payments for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other
              administrative or shareholder services, including retirement plan and 529 plan administrative services fees, which are paid from the assets of a Fund as reimbursement to the Manager or
              Distributor for expenses they incur on behalf of the Fund.

o     Payments made by the Manager or Distributor out of their respective resources and assets, which may include profits the Manager derives from investment advisory fees paid by the Fund. These payments are made at the discretion of the Manager and/or the Distributor. These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by the Fund listed above.

o     These types of payments may reflect compensation for marketing support, support provided in offering the Fund or other Oppenheimer funds through certain trading platforms and programs,
              transaction processing or other services;

o     The Manager and Distributor each may also pay other compensation to the extent the payment is not prohibited by law or by any
              self-regulatory agency, such as FINRA. Payments are made based on the guidelines established by the Manager and Distributor, subject to applicable law.

      These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Fund or other
Oppenheimer funds, or to support the marketing or promotional efforts of the
Distributor in offering shares of the Fund or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Fund or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Fund's Prospectus and this Statement of Additional
Information. You should ask your financial intermediary for information about any payments it receives from the Fund, the Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.

      Although brokers or dealers that sell Fund shares may also act as a broker or dealer in connection with the execution of the purchase or sale of portfolio securities by the Fund or other Oppenheimer funds, a financial intermediary's sales of shares of the Fund or such other Oppenheimer funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for the Fund or such other Oppenheimer funds.

      Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation,

o     transactional support, one-time charges for setting up access for the
         Fund or other Oppenheimer funds on particular trading systems, and paying the intermediary's networking fees;
o     program support, such as expenses related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies' variable annuity or variable life insurance products;
o     placement on the dealer's list of offered funds and providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives.

      Additionally, the Manager or Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a financial intermediary's sales personnel about the Oppenheimer funds and shareholder financial planning needs.

      For the year ended December 31, 2006, the following financial intermediaries that are broker-dealers offering shares of the Oppenheimer funds, and/or their respective affiliates, received revenue sharing or similar distribution-related payments from the Manager or Distributor for marketing or program support:

                                        -------------------------------------

 1st Global Capital Co.                 Advantage Capital Corporation /
                                       FSC

                                        -------------------------------------
                                        -------------------------------------

  Aegon                                 Aetna Life Ins & Annuity Co.

                                        -------------------------------------
                                        -------------------------------------

  AG Edwards                            AIG Financial Advisors

                                        -------------------------------------
                                        -------------------------------------

  AIG Life                              Allianz Life Insurance Company

                                        -------------------------------------
                                        -------------------------------------

                                        American Enterprise Life
  Allstate Life                        Insurance

                                        -------------------------------------
                                        -------------------------------------

  American General Annuity              American Portfolios

                                        -------------------------------------
                                        -------------------------------------

  Ameriprise                            Ameritas

                                        -------------------------------------
                                        -------------------------------------

  Annuity Investors Life                Associated Securities

                                        -------------------------------------
                                        -------------------------------------

  AXA Advisors                          AXA Equitable Life Insurance

                                        -------------------------------------
                                        -------------------------------------

  Banc One Securities Corporation       BNY Investment Center

                                        -------------------------------------
                                        -------------------------------------

  Cadaret Grant & Co, Inc.              Chase Investment Services

                                        -------------------------------------
                                        -------------------------------------

                                        Citigroup Global Markets Inc
  Citicorp Investment Services, Inc.   (SSB)

                                        -------------------------------------
                                        -------------------------------------

  CitiStreet                            Citizen's Bank of Rhode Island

                                        -------------------------------------
                                        -------------------------------------

  Columbus Life                         Commonwealth Financial Network

                                        -------------------------------------
                                        -------------------------------------

  CUNA Brokerage Services, Inc.         CUSO Financial Services, L.P.

                                        -------------------------------------
                                        -------------------------------------

  Edward D Jones & Co.                  Federal Kemper

                                        -------------------------------------
                                        -------------------------------------

  Financial Network (ING)               GE Financial Assurance

                                        -------------------------------------
                                        -------------------------------------

  GE Life & Annuity                     Genworth Financial

                                        -------------------------------------
                                        -------------------------------------

  GlenBrook Life and Annuity Co.        Great West Life

                                        -------------------------------------
                                        -------------------------------------

  Hartford Life Insurance Co.           HD Vest Investment Services

                                        -------------------------------------
                                        -------------------------------------

  Hewitt Associates                     IFMG Securities, Inc.

                                        -------------------------------------
                                        -------------------------------------

  ING Financial Advisers                ING Financial Partners

                                        -------------------------------------
                                        -------------------------------------

                                        Kemper Investors Life Insurance
  Jefferson Pilot Securities Co.       Co.

                                        -------------------------------------
                                        -------------------------------------

  Legend Equities Co.                   Legg Mason Wood Walker

                                        -------------------------------------
                                        -------------------------------------

  Lincoln Benefit National Life         Lincoln Financial

                                        -------------------------------------
                                        -------------------------------------

  Lincoln Investment Planning, Inc.     Linsco Private Ledger Financial

                                        -------------------------------------
                                        -------------------------------------

  Mass Mutual                           McDonald Investments, Inc.

                                        -------------------------------------
                                        -------------------------------------

  Merrill Lynch                         Minnesota Life

                                        -------------------------------------
                                        -------------------------------------

  Mony Life                             Morgan Stanley Dean Witter

                                        -------------------------------------
                                        -------------------------------------

  Multifinancial (ING)                  Mutual Service Co.

                                        -------------------------------------
                                        -------------------------------------

  National Planning Co.                 Nationwide

                                        -------------------------------------
                                        -------------------------------------

  NFP                                   Park Avenue Securities LLC

                                        -------------------------------------
                                        -------------------------------------

  PFS Investments, Inc.                 Phoenix Life Insurance Co.

                                        -------------------------------------
                                        -------------------------------------

  Plan Member Securities                Prime Capital Services, Inc.

                                        -------------------------------------
                                        -------------------------------------

  Primevest Financial Services, Inc.    Protective Life Insurance Co.

                                        -------------------------------------
                                        -------------------------------------

  Provident Mutual Life & Annuity       Prudential

                                        -------------------------------------
                                        -------------------------------------

  Raymond James & Associates, Inc.      RBC Daine Rauscher

                                        -------------------------------------
                                        -------------------------------------

  Royal Alliance                        Securities America, Inc.

                                        -------------------------------------
                                        -------------------------------------

  Security Benefit                      Security First-Metlife

                                        -------------------------------------
                                        -------------------------------------

  Signator Investments                  Sun Life Insurance Co.

                                        -------------------------------------
                                        -------------------------------------

  Sun Trust Securities, Inc.            Thrivent Financial

                                        -------------------------------------
                                        -------------------------------------

  Travelers Life & Annuity Co.          UBS Financial Services, Inc.

                                        -------------------------------------
                                        -------------------------------------

  Union Central                         United Planners

                                        -------------------------------------
                                        -------------------------------------

                                        Walnut Street Securities (Met
  Wachovia                             Life)

                                        -------------------------------------
                                        -------------------------------------

  Waterstone Financial Group            Wells Fargo

                                        -------------------------------------

      For the year ended December 31, 2006, the following firms, which in some cases are broker-dealers, received payments from the Manager or
Distributor for administrative or other services provided (other than revenue sharing arrangements), as described above:

                                        -------------------------------------

 1st Global Capital Co.                A G Edwards

                                        -------------------------------------
                                        -------------------------------------

 ACS HR Solutions                      ADP

                                        -------------------------------------
                                        -------------------------------------

 AETNA Life Ins & Annuity Co.          Alliance Benefit Group

                                        -------------------------------------
                                        -------------------------------------

 American Enterprise Investments       American Express Retirement Service

                                        -------------------------------------
                                        -------------------------------------

 American Funds (Fascorp)              American United Life Insurance Co.

                                        -------------------------------------
                                        -------------------------------------

 Ameriprise                            Ameritrade, Inc.

                                        -------------------------------------
                                        -------------------------------------

 AMG Administrative Management Group   AST (American Stock & Transfer)

                                        -------------------------------------
                                        -------------------------------------

 AXA Advisors                          Baden Retirement

                                        -------------------------------------
                                        -------------------------------------

 BCG - New                             BCG (Programs for Benefit Plans)

                                        -------------------------------------
                                        -------------------------------------

 Bear Stearns Securities Co.           Benefit Administration, Inc.(WA)

                                        -------------------------------------
                                        -------------------------------------

 Benefit Administration, Inc.(WIS)     Benefit Plans Administration

                                        -------------------------------------
                                        -------------------------------------

 Benetech, Inc.                        Bisys

                                        -------------------------------------
                                        -------------------------------------

 Boston Financial Data Services        Ceridian

                                        -------------------------------------
                                        -------------------------------------

 Charles Schwab & Co, Inc.             Citigroup Global Markets Inc (SSB)

                                        -------------------------------------
                                        -------------------------------------

 CitiStreet                            City National Investments

                                        -------------------------------------
                                        -------------------------------------

 Clark Consulting                      CPI

                                        -------------------------------------
                                        -------------------------------------

 DA Davidson & Co.                     Daily Access. Com, Inc.

                                        -------------------------------------
                                        -------------------------------------

 Davenport & Co, LLC                   David Lerner Associates

                                        -------------------------------------
                                        -------------------------------------

 Digital Retirement Solutions          DR, Inc.

                                        -------------------------------------
                                        -------------------------------------

 Dyatech                               E*Trade Clearing LLC

                                        -------------------------------------
                                        -------------------------------------

 Edgewood                              Edward D Jones & Co.

                                        -------------------------------------
                                        -------------------------------------

 Equitable Life / AXA                  ERISA Administrative Svcs, Inc

                                        -------------------------------------
                                        -------------------------------------

 ExpertPlan.com                        FAS Co. (FASCore/RK Pro)

                                        -------------------------------------
                                        -------------------------------------

 FBD Consulting                        Ferris Baker Watts, Inc.

                                        -------------------------------------
                                        -------------------------------------

 Fidelity                              First Clearing LLC

                                        -------------------------------------
                                        -------------------------------------

 First Southwest Co.                   First Trust - Datalynx

                                        -------------------------------------
                                        -------------------------------------

 First Trust Corp                      Franklin Templeton

                                        -------------------------------------
                                        -------------------------------------

 Geller Group                          Great West Life

                                        -------------------------------------
                                        -------------------------------------

 H&R Block Financial Advisors, Inc.    Hartford Life Insurance Co.

                                        -------------------------------------
                                        -------------------------------------

 HD Vest Investment Services           Hewitt Associates

                                        -------------------------------------
                                        -------------------------------------

 HSBC Brokerage USA, Inc.              ICMA - RC Services

                                        -------------------------------------
                                        -------------------------------------

 Independent Plan Coordinators         Ingham Group

                                        -------------------------------------
                                        -------------------------------------

 Interactive Retirement Systems        Invesmart

                                        -------------------------------------
                                        -------------------------------------

 Janney Montgomery Scott, Inc.         JJB Hillard W L Lyons, Inc.

                                        -------------------------------------
                                        -------------------------------------

 John Hancock                          JP Morgan

                                        -------------------------------------
                                        -------------------------------------

 July Business Services                Kaufman & Goble

                                        -------------------------------------
                                        -------------------------------------

 Legend Equities Co.                   Legg Mason Wood Walker

                                        -------------------------------------
                                        -------------------------------------

 Lehman Brothers, Inc.                 Liberty-Columbia 529 Program

                                        -------------------------------------
                                        -------------------------------------

 Lincoln Investment Planning, Inc.     Lincoln National Life Insurance Co.

                                        -------------------------------------
                                        -------------------------------------

 Linsco Private Ledger Financial       MassMutual

                                        -------------------------------------
                                        -------------------------------------

 Matrix Settlement & Clearance
 Services                              McDonald Investments, Inc.

                                        -------------------------------------
                                        -------------------------------------

 Mercer HR Services                    Merrill Lynch

                                        -------------------------------------
                                        -------------------------------------

 Mesirow Financial, Inc.               MetLife

                                        -------------------------------------
                                        -------------------------------------

 MFS Investment Management             Mid Atlantic Capital Co.

                                        -------------------------------------
                                        -------------------------------------

 Milliman USA                          Morgan Keegan & Co, Inc.

                                        -------------------------------------
                                        -------------------------------------

 Morgan Stanley Dean Witter            Nathan & Lewis Securities, Inc.

                                        -------------------------------------
                                        -------------------------------------

 National City Bank                    National Deferred Comp

                                        -------------------------------------
                                        -------------------------------------

 National Financial                    National Investor Services Co.

                                        -------------------------------------
                                        -------------------------------------

 Nationwide                            Newport Retirement Services

                                        -------------------------------------
                                        -------------------------------------

 Northwest Plan Services               NY Life Benefits

                                        -------------------------------------
                                        -------------------------------------

 Oppenheimer & Co, Inc.                Peoples Securities, Inc.

                                        -------------------------------------
                                        -------------------------------------

 Pershing                              PFPC

                                        -------------------------------------
                                        -------------------------------------

 Piper Jaffray & Co.                   Plan Administrators

                                        -------------------------------------
                                        -------------------------------------

 Plan Member Securities                Primevest Financial Services, Inc.

                                        -------------------------------------
                                        -------------------------------------

 Principal Life Insurance              Prudential

                                        -------------------------------------
                                        -------------------------------------

 PSMI Group                            Quads Trust Company

                                        -------------------------------------
                                        -------------------------------------

 Raymond James & Associates, Inc.      Reliastar

                                        -------------------------------------
                                        -------------------------------------

 Robert W Baird & Co.                  RSM McGladrey

                                        -------------------------------------
                                        -------------------------------------

 Scott & Stringfellow, Inc.            Scottrade, Inc.

                                        -------------------------------------
                                        -------------------------------------

 Southwest Securities, Inc.            Standard Insurance Co

                                        -------------------------------------

 Stanley, Hunt, Dupree & Rhine         Stanton Group, Inc.
 Sterne Agee & Leach, Inc.             Stifel Nicolaus & Co, Inc.
 Sun Trust Securities, Inc.            Symetra
 T Rowe Price                          The 401k Company
 The Princeton Retirement Group Inc.   The Retirement Plan Company, LLC
 TruSource                             TruSource Union Bank of CA
 UBS Financial Services, Inc.          Unified Fund Services (UFS)
 US Clearing Co.                       USAA Investment Management Co.
 USI Consulting Group                  Valic
 Vanguard Group                        Wachovia
 Web401K.com                           Wedbush Morgan Securities
 Wells Fargo                           Wilmington Trust

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its investment performance. Those terms include "cumulative total return," "average annual total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how total returns are calculated is set forth below. The charts below show the
Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at 1.800.225.5677 or by visiting the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund.

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the
Fund's performance information as a basis for comparison with other investments:

o     Total returns measure the performance of a hypothetical account in the
         Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
o     The Fund's performance returns may not reflect the effect of taxes on dividends and capital gains distributions.
o     An investment in the Fund is not insured by the FDIC or any other government agency.
o     The principal value of the Fund's shares, and total returns are not guaranteed and normally will fluctuate on a daily basis.
o     When an investor's shares are redeemed, they may be worth more or less than their original cost.
o     Total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future returns.

      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of those investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

      |X|   Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

         In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment ("P" in the formula below) (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0%
in the sixth year and none thereafter. For Class C shares, the 1.0%
contingent deferred sales charge is deducted for returns for the one-year period.  For Class N shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year period, and total returns for the periods prior to 03/01/01 (the inception date for Class N shares) are based on the Fund's Class A returns, adjusted to reflect the higher Class N 12b-1 fees.  There is no sales charge on Class Y shares.

o     Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending
Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

          - 1  = Average Annual Total
ERV   l/n      Return
  P

o     Average Annual Total Return (After Taxes on Distributions). The
"average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes
(calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the formula) to achieve an ending value
("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

           - 1 = Average Annual Total Return (After Taxes on
ATVD   l/n     Distributions)
  P

o     Average Annual Total Return (After Taxes on Distributions and
Redemptions). The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period.
It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on
Fund distributions and on the redemption of Fund shares, according to the following
formula:

ATVDR       - 1  = Average Annual Total Return (After Taxes on Distributions
l/n              and Redemptions)
  P

o     Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

 ERV - P   = Total Return
-----------
    P
o     Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value"
(without deducting sales charges) for Class A, Class B, Class C or Class N shares. There is no sales charge on Class Y shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

---------------------------------------------------------------------------------

             The Fund's Total Returns for the Periods Ended 6/30/07

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class of  Cumulative Total              Average Annual Total Returns
             Returns (10
              years or
Shares     life-of-class)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                 1-Year           5-Years          10-Years
                                                                  (or life of
                                                                class if less)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
          After    Without  After    Without  After    Without After    Without
          Sales    Sales    Sales    Sales    Sales    Sales   Sales    Sales
           Charge   Charge   Charge   Charge   Charge  Charge   Charge   Charge
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class     205.99%  224.66%   9.78%    16.48%   13.78%  15.14%   15.18%   16.05%

A(1)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class

B(2)      210.14%  210.14%   10.63%   15.63%   14.01%  14.25%   15.38%   15.38%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class

C(3)      206.70%  206.70%   14.68%   15.68%   14.33%  14.33%   15.22%   15.22%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class

N(4)      121.89%  121.89%   15.08%   16.08%   14.80%  14.80%   13.42%   13.42%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class

Y(5)      236.44%  236.44%   17.00%   17.00%   15.74%  15.74%   16.57%   16.57%

---------------------------------------------------------------------------------
1.    Inception of Class A:    8/2/99
2.    Inception of Class B:    8/2/99
3.    Inception of Class C:    8/2/99
4.    Inception of Class N:    3/1/01
5.    Inception of Class Y:    8/2/99

-----------------------------------------------------------------------------
  Average Annual Total Returns for Class A(1) Shares (After Sales Charge)

                       For the Periods Ended 6/30/07

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
                                 1-Year         5-Years         10-Years
                                                               (or life of
                                                             class if less)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

After Taxes on Distributions     8.25%           12.87%          14.28%

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

After Taxes on                   7.17%           11.80%          13.17%

Distributions and
Redemption of Fund Shares
-----------------------------------------------------------------------------
   1. Inception of Class A: 8/2/99

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer
Agent at the addresses or telephone numbers shown on the cover of this
Statement of Additional Information. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

      |X|   Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc.
("Lipper"). Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment styles. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

|X|   Morningstar Ratings. From time to time the Fund may publish the star rating of the performance of its classes of shares by Morningstar, Inc.
("Morningstar"), an independent mutual fund monitoring service. Morningstar rates mutual funds in their specialized market sector. The Fund is rated among the small cap blend category.

      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
Morningstar calculates a Morningstar Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance.  The top 10% of funds in each category receive 5 stars, the next
22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar
Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable)
Morningstar Rating metrics.

      |X|   Performance Rankings and Comparisons by Other Entities and
Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street
Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar.
The performance of the Fund's classes of shares may be compared in publications to the performance
of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.
However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.
Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or ratings of the
Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

      From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT YOUR ACCOUNT

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                              How to Buy Shares
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Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix A  contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund.  The
Fund will not issue or re-register physical share certificates.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an
Asset Builder Plan (described below) can be established on a new account.
Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House
("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of the New York Stock Exchange (the "NYSE"). The NYSE normally closes at 4:00 p.m., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the NYSE, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and
Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales.
No sales charge is imposed in certain other circumstances described in
Appendix A to this Statement of Additional Information because the
Distributor or dealer or broker incurs little or no selling expenses.

The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals           Oppenheimer MidCap Fund
Oppenheimer AMT-Free New York Municipals  Oppenheimer New Jersey Municipal Fund
Oppenheimer Balanced Fund                 Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Baring China Fund             Oppenheimer Portfolio Series:
Oppenheimer Baring Japan Fund                Active Allocation Fund
Oppenheimer Baring SMA International Fund    Equity Investor Fund
Oppenheimer Core Bond Fund                   Conservative Investor Fund
Oppenheimer California Municipal Fund        Moderate Investor Fund

                                          Oppenheimer Principal Protected Main

Oppenheimer Capital Appreciation Fund     Street Fund

                                          Oppenheimer Principal Protected Main

Oppenheimer Capital Income Fund           Street Fund II
                                          Oppenheimer Principal Protected Main
Oppenheimer Champion Income Fund          Street Fund III
Oppenheimer Commodity Strategy Total
Return Fund                               Oppenheimer Quest Balanced Fund

                                          Oppenheimer Quest International Value

Oppenheimer Convertible Securities Fund   Fund, Inc.
Oppenheimer Developing Markets Fund       Oppenheimer Quest Opportunity Value Fund
Oppenheimer Discovery Fund                Oppenheimer Real Estate Fund
Oppenheimer Dividend Growth Fund          Oppenheimer Rising Dividends Fund, Inc.
                                          Oppenheimer Rochester Arizona Municipal
Oppenheimer Emerging Growth Fund          Fund
                                          Oppenheimer Rochester Maryland
Oppenheimer Emerging Technologies Fund    Municipal Fund
                                          Oppenheimer Rochester Massachusetts
Oppenheimer Enterprise Fund               Municipal Fund
                                          Oppenheimer Rochester Michigan
Oppenheimer Equity Fund, Inc.             Municipal Fund
                                          Oppenheimer Rochester Minnesota
Oppenheimer Equity Income Fund, Inc.      Municipal Fund
                                          Oppenheimer Rochester National
Oppenheimer Global Fund                   Municipals
                                          Oppenheimer Rochester North Carolina
Oppenheimer Global Opportunities Fund     Municipal Fund
                                          Oppenheimer Rochester Ohio Municipal
Oppenheimer Gold & Special Minerals Fund  Fund
                                          Oppenheimer Rochester Virginia
Oppenheimer Growth Fund                   Municipal Fund
Oppenheimer International Bond Fund       Oppenheimer Select Value Fund
Oppenheimer International Diversified
Fund                                      Oppenheimer Senior Floating Rate Fund
Oppenheimer International Growth Fund     Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer International Small Company
Fund                                      Oppenheimer SMA Core Bond Fund
Oppenheimer International Value Fund      Oppenheimer SMA International Bond Fund
Oppenheimer Limited Term California
Municipal Fund                            Oppenheimer Strategic Income Fund
Oppenheimer Limited-Term Government Fund  Oppenheimer U.S. Government Trust
Oppenheimer Limited Term Municipal Fund   Oppenheimer Value Fund
Oppenheimer Main Street Fund              Limited-Term New York Municipal Fund
Oppenheimer Main Street Opportunity Fund  Rochester Fund Municipals
Oppenheimer Main Street Small Cap Fund

LifeCycle Funds
  Oppenheimer Transition 2010 Fund
  Oppenheimer Transition 2015 Fund
  Oppenheimer Transition 2020 Fund
  Oppenheimer Transition 2030 Fund

And the following money market funds:

Oppenheimer Cash Reserves                 Centennial Government Trust
Oppenheimer Institutional Money Market
Fund                                      Centennial Money Market Trust
Oppenheimer Money Market Fund, Inc.       Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds.
Under certain circumstances described in this Statement of Additional
Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent.  Under a Letter of Intent ("Letter"), you can reduce the sales charge rate that applies to your purchases of Class A shares if you purchase Class A, Class B or Class C shares of the Fund or other Oppenheimer funds during a 13-month period. The total amount of your purchases of Class
A, Class B and Class C shares will determine the sales charge rate that applies to your Class A share purchases during that period. Purchases made up to 90 days before the date that you submit a Letter of Intent will be included in that determination. Class A shares of Oppenheimer Money Market
Fund, Inc. and Oppenheimer Cash Reserves on which you have not paid a sales charge and any Class N shares you purchase, or may have purchased, will not be counted towards satisfying the purchases specified in a Letter.

      A Letter is an investor's statement in writing to the Distributor of his or her intention to purchase a specified value of Class A, Class B and
Class C shares of the Fund and other Oppenheimer funds during a 13-month period (the "Letter period"). The Letter states the investor's intention to make the aggregate amount of purchases of shares which will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or capital gains distributions and purchases made at net asset value (i.e. without paying a front-end or contingent deferred sales charge)
do not count toward satisfying the amount of the Letter.

      Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that would apply to a single lump-sum purchase of shares in the amount intended to be purchased under the
Letter.

      In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the
Terms of Escrow. Also, the investor agrees to be bound by the terms of the
Prospectus, this Statement of Additional Information and the application used for a Letter. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters.

      If the total eligible purchases made during the Letter period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases. The excess concessions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

      The Transfer Agent will not hold shares in escrow for purchases of shares of Oppenheimer funds by OppenheimerFunds prototype 401(k) plans under a Letter. If the intended purchase amount under a Letter entered into by an
OppenheimerFunds prototype 401(k) plan is not purchased by the plan by the end of the Letter period, there will be no adjustment of concessions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter when placing any purchase orders for the investor during the Letter period. All of such purchases must be made through the Distributor.

      |X|   Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial purchase (or subsequent purchases if necessary)
made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2. If the total minimum investment specified under the Letter is completed within the 13-month Letter period, the escrowed shares will be promptly released to the investor.

      3. If, at the end of the 13-month Letter period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

5.    The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)   Class A shares sold with a front-end sales charge or subject to a Class
            A contingent deferred sales charge,
(b)   Class B and Class C shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)   Class A, Class B or Class C shares acquired by exchange of either (1)
            Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B or Class C shares of one of the other
            Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. As explained in the Prospectus, you must initially establish your account with $500. Subsequently, you can establish an Asset
Builder Plan to automatically purchase additional shares directly from a bank account for as little as $50. For those accounts established prior to
November 1, 2002 and which have previously established Asset Builder Plans, additional purchases will remain at $25. Shares purchased by Asset Builder
Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts.

      If you make payments from your bank account to purchase shares of the
Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your application. Neither the Distributor, the Transfer Agent nor the Fund
shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

      Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial adviser (or the
Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder plans at any time without prior notice.

|X|   Retirement Plans.  Certain types of retirement plans are entitled to purchase shares of the Fund without sales charges or at reduced sales charge rates, as described in Appendix A to this Statement of Additional
Information. Certain special sales charge arrangements described in that
Appendix apply to retirement plans whose records are maintained on a daily valuation basis by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill
Lynch") or an independent record keeper that has a contract or special arrangement with Merrill Lynch. If, on the date the plan sponsor signed the
Merrill Lynch record keeping service agreement, the plan had less than $1 million in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only
Class C shares of the Oppenheimer funds. If, on the date the plan sponsor signed the Merrill Lynch record keeping service agreement, the plan had $1 million or more in assets but less than $5 million in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class N shares of the Oppenheimer funds. If, on the date the plan sponsor signed the Merrill Lynch record keeping service agreement, the plan had $5 million or more in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class A shares of the Oppenheimer funds.

OppenheimerFunds has entered into arrangements with certain record keepers whereby the Transfer Agent compensates the record keeper for its record keeping and account servicing functions that it performs on behalf of the participant accounts in a retirement plan. While such compensation may act to reduce the record keeping fees charged by the retirement plan's record keeper, that compensation arrangement may be terminated at any time, potentially affecting the record keeping fees charged by the retirement plan's record keeper.

Cancellation of Purchase Orders. Cancellation of purchase orders for the
Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to
Class B, Class C or Class N shares and the dividends payable on Class B,
Class C or Class N shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B, Class C and Class N shares are subject.

      The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class
A shares normally are sold subject to an initial sales charge. While Class B,
Class C and Class N shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and
Class N shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

      The Distributor will not accept a purchase order of more than $100,000 for Class B shares or a purchase order of $1 million or more to purchase
Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).

Class B, Class C or Class N shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer.

|X|   Class A Shares Subject to a Contingent Deferred Sales Charge. Under a
special arrangement with the Distributor, for purchases of Class A shares at net asset value, whether or not subject to a contingent deferred sales charge as described in the Prospectus, no sales concessions will be paid to the broker-dealer of record on sales of Class A shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options, if the purchase occurs more than 30 days after the
Oppenheimer funds are added as an investment option under that plan.
Additionally, that concession will not be paid on Class A share purchases by a retirement plan that are made with the redemption proceeds of Class N shares of an Oppenheimer fund held by the plan for more than 18 months.

      |X|   Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of
Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended.
In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

      |X|   Availability of Class N Shares. In addition to the description of the types of retirement plans which may purchase Class N shares contained in the prospectus, Class N shares also are offered to the following:
o     to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),
o     to all rollover contributions made to Individual 401(k) plans,
            Profit-Sharing Plans and Money Purchase Pension Plans,
o     to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and
            Ascender retirement plans,
o     to all trustee-to-trustee IRA transfers,
o     to all 90-24 type 403(b) transfers,

o     to Group Retirement Plans (as defined in Appendix A  to this Statement of Additional Information) which have entered into a special agreement with the Distributor for that purpose,

o     to Retirement Plans qualified under Sections 401(a) or 401(k) of the
            Internal Revenue Code, the recordkeeper or the plan sponsor for which has entered into a special agreement with the Distributor,
o     to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is $500,000 or more,
o     to Retirement Plans with at least 100 eligible employees or $500,000 or more in plan assets,
o     to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds, and
o     to certain customers of broker-dealers and financial advisors that are identified in a special agreement between the broker-dealer or financial advisor and the Distributor for that purpose.

|_|   The sales concession and the advance of the service fee, as described in the Prospectus, will not be paid to dealers of record on sales of Class N shares on:
o     purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds
            (other than rollovers from an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds),
o     purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of  Class C shares of one or more Oppenheimer funds held by the plan for more than one year (other than rollovers from an
            OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds), and
o     on purchases of Class N shares by an OppenheimerFunds-sponsored
            Pinnacle or Ascender 401(k) plan made with the redemption
            proceeds of Class A shares of one or more Oppenheimer funds.

      No sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class N shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.

      |X|   Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the
Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses,
Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and  service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Fund Account Fees. As stated in the Prospectus, a $12 annual "Minimum Balance
Fee" is assessed on each Fund account with a share balance valued under $500.
The Minimum Balance Fee is automatically deducted from each such Fund account in September.

      Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Fund Account Fees.  These exceptions are subject to change:
o     A fund account whose shares were acquired after September 30th of the prior year;
o     A fund account that has a balance below $500 due to the automatic conversion of shares from Class B to Class A shares. However, once all Class B shares held in the account have been converted to Class A shares the new account balance may become subject to the Minimum Balance Fee;
o     Accounts of shareholders who elect to access their account documents electronically via eDoc Direct;
o     A fund account that has only certificated shares and, has a balance below $500 and is being escheated;
o     Accounts of shareholders that are held by broker-dealers under the NSCC
            Fund/SERV system;
o     Accounts held under the Oppenheimer Legacy Program and/or holding certain Oppenheimer Variable Account Funds;
o     Omnibus accounts holding shares pursuant to the Pinnacle, Ascender,
            Custom Plus, Record(k)eeper Pro and Pension Alliance Retirement
            Plan programs; and
o     A fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted.

      To access account documents electronically via eDocs Direct, please visit the Service Center on our website at www.oppenheimerfunds.com and click the hyperlink "Sign Up for Electronic Document Delivery" under the heading "I
Want To," or call 1.888.470.0862 for instructions.

      The Fund reserves the authority to modify Fund Account Fees in its discretion.

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of the NYSE on each day that the NYSE is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some other days
(for example, in case of weather emergencies or on days falling before a U.S.
holiday). All references to time in this Statement of Additional Information mean "Eastern time." The NYSE's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther
King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day,
Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

      Dealers other than NYSE members may conduct trading in certain securities on days on which the NYSE is closed (including weekends and holidays) or after 4:00 p.m. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares. Additionally, trading on many foreign stock exchanges and over-the-counter markets normally is completed before the close of the NYSE.

      Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of the NYSE, will not be reflected in the Fund's calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the Manager, as applicable, may establish a valuation, under procedures established by the Board and subject to the approval, ratification and confirmation by the Board at its next ensuing meeting.

      |X|   Securities Valuation. The Fund's Board of Trustees has
established procedures for the valuation of the Fund's securities. In general those procedures are as follows:
o     Equity securities traded on a U.S. securities exchange are valued as follows:
(1)   if last sale information is regularly reported, they are valued at the last reported sale price on the principal exchange on which they are traded, on that day, or
(2)   if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid" and
               "asked" prices on the valuation date or, if not,  at the
               closing "bid" price on the valuation date.
o     Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:
(1)   at the last sale price available to the pricing service approved by the
               Board of Trustees, or
(2)   at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
(3)   at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.
o     Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of
Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o     The following securities are valued at the mean between the "bid" and
"asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)   debt instruments that have a maturity of more than 397 days when issued,
(2)   debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)   non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o     The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a
               remaining maturity of 60 days or less, and
(2)   debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
o     Securities (including restricted securities) not having
readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the
"bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      The closing prices in the New York foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S.
dollars securities that are denominated in foreign currency.

      Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded, as determined by a pricing service approved by the Board of Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked"
prices on the principal exchange on the valuation date. If not, the value shall be the closing bid price on the principal exchange on the valuation date. If the put, call or future is not traded on an exchange, it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid"
price if no "asked" price is available.

      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the
Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the
Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
o     Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o     Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.
Reinvestment will be at the net asset value next computed after the Transfer
Agent receives the reinvestment order. The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C, Class N or Class Y shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of
Fund shares on which a sales charge was paid are reinvested in shares of the
Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the
Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the
Fund uses to value its portfolio securities described above under
"Determination of Net Asset Values Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $500 or such lesser amount as the Board may fix. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days).
The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B,
Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans. Requests for distributions from
OppenheimerFunds-sponsored IRAs, SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to
"Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its
address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must:
(1)   state the reason for the distribution;
(2)   state the owner's awareness of tax penalties if the distribution is premature; and
(3)   conform to the requirements of the plan and the Fund's other redemption requirements.

      Participants (other than self-employed plan sponsors) in
OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the
Fund held in the name of the plan or its fiduciary may not directly request redemption of their accounts. The plan administrator or fiduciary must sign the request.

      Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents
(available from the Transfer Agent) must be completed and submitted to the
Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal
Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer
Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the
Distributor receives an order placed by the dealer or broker. However, if the
Distributor receives a repurchase order from a dealer or broker after the close of the NYSE on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the NYSE closes. Normally, the NYSE closes at
4:00 p.m., but may do so earlier on some days.

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares
(having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from
OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having
AccountLink privileges (see "How To Buy Shares") may arrange to have
Automatic Withdrawal Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic
Withdrawal Plan three business days before the payment transmittal date you select in the account application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the date requested.
The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional
Class A share purchases while participating in an Automatic Withdrawal Plan.
Class B, Class C and Class N shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the Class B, Class C or Class N contingent deferred sales charge is waived as described in
Appendix A to this Statement of Additional Information).

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below.
These provisions may be amended from time to time by the Fund and/or the
Distributor. When adopted, any amendments will automatically apply to existing Plans.

      |X|   Automatic Exchange Plans. Shareholders can authorize the Transfer
Agent to automatically exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds that offer the exchange privilege on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50. Instructions should be provided on the
OppenheimerFunds application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.

|X|   Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal
Plan as agent for the shareholder(s) (the "Planholder") who executed the plan authorization and application submitted to the Transfer Agent. Neither the
Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the plan. Share certificates will not be issued for shares of the
Fund purchased for and held under the plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the
Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the plan application so that the shares represented by the certificate may be held under the plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The
Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the plan. That notice must be in proper form in accordance with the requirements of the then-current
Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a plan at any time by writing to the
Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a plan. The Transfer Agent will also terminate a plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the
Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A"
shares for this purpose. You can obtain a current list showing which funds offer which classes of shares by calling the Distributor.

o     All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

   The following funds only offer Class A shares:
   Centennial California Tax Exempt Trust    Centennial New York Tax Exempt Trust
   Centennial Government Trust               Centennial Tax Exempt Trust
   Centennial Money Market Trust

   The following funds do not offer Class N shares:

   Limited Term New York Municipal Fund      Oppenheimer Rochester Arizona
                                             Municipal Fund
   Oppenheimer AMT-Free Municipals           Oppenheimer Rochester Maryland
                                             Municipal Fund
   Oppenheimer AMT-Free New York Municipals  Oppenheimer Rochester Massachusetts
                                             Municipal Fund
   Oppenheimer California Municipal Fund     Oppenheimer Rochester Michigan
                                             Municipal Fund
   Oppenheimer Institutional Money Market    Oppenheimer Rochester Minnesota
   Fund                                      Municipal Fund
   Oppenheimer International Value Fund      Oppenheimer Rochester National
                                             Municipals
   Oppenheimer Limited Term California       Oppenheimer Rochester North Carolina
   Municipal Fund                            Municipal Fund
   Oppenheimer Limited Term Municipal Fund   Oppenheimer Rochester Ohio Municipal
                                             Fund
   Oppenheimer Money Market Fund, Inc.       Oppenheimer Rochester Virginia
                                             Municipal Fund
   Oppenheimer New Jersey Municipal Fund     Oppenheimer Senior Floating Rate Fund
   Oppenheimer Principal Protected Main      Rochester Fund Municipals
   Street Fund II

   Oppenheimer Pennsylvania Municipal Fund

   The following funds do not offer Class Y shares:
   Limited Term New York Municipal Fund     Oppenheimer Principal Protected Main
                                            Street Fund
   Oppenheimer AMT-Free Municipals          Oppenheimer Principal Protected Main
                                            Street Fund II
   Oppenheimer AMT-Free New York Municipals Oppenheimer Principal Protected Main
                                            Street Fund III
   Oppenheimer Balanced Fund                Oppenheimer Quest Capital Value Fund,
                                            Inc.
   Oppenheimer California Municipal Fund    Oppenheimer Quest International Value
                                            Fund, Inc.

   Oppenheimer Capital Income Fund           Oppenheimer Rochester Arizona Municipal
                                             Fund
   Oppenheimer Cash Reserves                 Oppenheimer Rochester Maryland
                                             Municipal Fund
   Oppenheimer Convertible Securities Fund   Oppenheimer Rochester Massachusetts
                                             Municipal Fund
   Oppenheimer Dividend Growth Fund          Oppenheimer Rochester Michigan
                                             Municipal Fund
   Oppenheimer Gold & Special Minerals Fund  Oppenheimer Rochester Minnesota
                                             Municipal Fund
   Oppenheimer Institutional Money Market    Oppenheimer Rochester National
   Fund                                      Municipals
   Oppenheimer Limited Term California       Oppenheimer Rochester North Carolina
   Municipal Fund                            Municipal Fund
   Oppenheimer Limited Term Municipal Fund   Oppenheimer Rochester Ohio Municipal
                                             Fund
   Oppenheimer New Jersey Municipal Fund     Oppenheimer Rochester Virginia
                                             Municipal Fund

   Oppenheimer Pennsylvania Municipal Fund

o     Oppenheimer Money Market Fund, Inc. only offers Class A and Class Y shares.

o     Oppenheimer  Institutional  Money Market Fund only offers Class E, Class
   L shares and Class       P Shares.

o     Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other
      Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.
o     Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
      Oppenheimer funds except Class A shares of Oppenheimer Money Market
      Fund, Inc. or Oppenheimer Cash Reserves acquired by exchange of Class M shares.

o     Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of certain money market funds offered by the Distributor.
      Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge.

o     Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares.
o     Shares of Oppenheimer Principal Protected Main Street Fund may be
      exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund until after the expiration of the warranty period (8/5/2010).
o     Shares of Oppenheimer Principal Protected Main Street Fund II may be
      exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund II
      until after the expiration of the warranty period (3/3/2011).
o     Shares of Oppenheimer Principal Protected Main Street Fund III may be
      exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund
      III until after the expiration of the warranty period (12/16/2011).

o     Class A, Class B, Class C and Class N shares of Oppenheimer Developing
      Markets Fund may be acquired by exchange only with a minimum initial investment of $50,000. An existing shareholder of that fund may make additional exchanges into that fund with as little as $50.
o     Shares of Oppenheimer International Small Company Fund may be acquired only by existing shareholders of that fund. Existing shareholders may make exchanges into the fund with as little as $50.
o     In most cases, shares of Oppenheimer Small- & Mid-Cap Value Fund may be acquired only by shareholders who currently own shares of that Fund.
o     Oppenheimer Baring SMA International Fund, Oppenheimer SMA Core Bond Fund
      and Oppenheimer SMA International Bond Fund only offer Class W shares and may only be purchased by investors in certain wrap accounts.

      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

      |X|   How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o     When Class A shares of any Oppenheimer fund (other than Oppenheimer
Rochester National Municipals and Rochester Fund Municipals) acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a
Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     When Class A shares of Oppenheimer Rochester National Municipals and
Rochester Fund Municipals acquired by exchange of Class A shares of any
Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior
Floating Rate Fund acquired in the exchange. The Class A shares of
Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior Floating
Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     Except with respect to the Class B shares described in the next two paragraphs, the contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o     With respect to Class B shares of Oppenheimer Limited Term California
Municipal Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer Limited
Term Municipal Fund, Limited Term New York Municipal Fund and Oppenheimer
Senior Floating Rate Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of the initial purchase of the exchanged Class B shares.

o     With respect to Class B shares of Oppenheimer Cash Reserves that were acquired through the exchange of Class B shares initially purchased in the
Oppenheimer Capital Preservation Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of that initial purchase.

o     With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o     With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans)
is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

o     When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X|   Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy
(which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      |X|   Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds.
The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

      When you exchange some or all of your shares from one fund to another, any special account features that are available in the new fund (such as an
Asset Builder Plan or Automatic Withdrawal Plan) will be switched to the new fund account unless you tell the Transfer Agent not to do so.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

      Dividends and Distributions. The Fund does not have a fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by the
Fund will vary depending on market conditions and the composition of the
Fund's portfolio. The Fund intends to distribute substantially all of its net investment income, if any. The Fund will also distribute all net realized capital gains, if any, and from time to time, a Fund may declare a special distribution at or about the end of the calendar year in order to comply with
Federal tax requirements.

      Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B, Class C and Class N shares are expected to be lower than dividends on Class A shares.
That is because of the effect of the asset-based sales charge on Class B,
Class C and Class N shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares. Dividends are taxable to shareholders, as discussed below, whether they are reinvested in shares of the Fund or received in cash.

      Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund,
Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.
The federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the
Fund and its shareholders.

      The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue Code (the "IRC")
described below. Potential purchasers of shares of the Fund are urged to consult their tax advisers with reference to their own particular tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

Qualification as a Regulated Investment Company. The Fund has elected to be taxed as a regulated investment company ("RIC") under Subchapter M of the
IRC. As long as the Fund continues to qualify as a RIC, the Fund is not subject to federal income tax on the portion of its net investment income
(that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from federal income tax).

      The IRC contains a number of complex tests relating to qualification as a RIC that the Fund might not meet during a particular year. If it does not qualify as a RIC, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders and distributions to shareholders from the Fund's earnings and profits would be taxable as ordinary dividend income, eligible for the maximum 15% tax rate for non-corporate shareholders (for taxable years beginning on or before December 31, 2010) and the dividends-received deduction for corporate shareholders.

      To qualify as a RIC, the Fund must distribute at least 90% of its investment company taxable income (in brief, its net investment income and its capital gain net income) for the taxable year. Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of investment income and capital gain net income for the taxable year and will therefore count toward satisfaction of this requirement. The Fund must also satisfy certain other requirements of the IRC, some of which are described below.

      To qualify as a RIC, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the RIC's principal business of investing in stock or securities), certain other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in certain "qualified publicly traded partnerships."

      In addition to satisfying the requirements described above, in order to qualify as a RIC, the Fund must satisfy an asset diversification test. Under that test, at the close of each fiscal quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and the securities of other issuers. As to each of those "other issuers," the Fund must not have invested more than
5% of the value of the Fund's total assets in securities of any such issuer and the Fund must not hold more than 10% of the outstanding voting securities of any such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. or in the securities of one or more qualified publicly traded partnerships. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

Excise Tax on Regulated Investment Companies. Under the IRC, if the Fund does not distribute 98% of its taxable investment income earned from January 1 through December 31 each year and 98% of its capital gain net income realized in the period from November 1 of the prior year through October 31 of the current year, (plus certain undistributed amounts from the previous years) it must pay a non-deductible excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet those requirements, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. The Board and the Manager might determine in a particular year, however, that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. In such event, a Fund will be liable for the tax on the amount by which it does not meet the foregoing distribution requirements, which may reduce the amount of income or capital gains available for distribution to shareholders.

Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

      For corporate shareholders, special provisions of the IRC govern the eligibility of the Fund's dividends for the dividends-received deduction.
Long-term capital gains distributions are not eligible for the deduction. The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

      For regular dividends paid to non-corporate shareholders, special rules also apply with respect to taxable years beginning on or before December 31,
2010. Such dividends  may be subject to tax at the reduced rates generally applicable to long-term capital gains for individuals (currently at a maximum rate of 15%), provided that the individual receiving the dividend satisfies certain holding period and other requirements. Dividends subject to these special rules are not actually treated as capital gains, however, and thus are not included in the computation of an individual's net capital gain and generally cannot be used to offset capital losses. The long-term capital gains rates will apply to: (i) 100% of the regular dividends paid by the Fund to an individual in a particular taxable year if 95% or more of the Fund's gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) in that taxable year is attributable to qualified dividend income received by the Fund; or (ii) the portion of the regular dividends paid by the Fund to an individual in a particular taxable year that is attributable to qualified dividend income received by the Fund in that taxable year if such qualified dividend income accounts for less than 95% of the Fund's gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) for that taxable year.

      For this purpose, "qualified dividend income" generally means income from dividends received by the Fund from U.S. corporations and qualified foreign corporations, provided that the Fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. However, qualified dividend income does not include any dividends received from tax-exempt corporations. Also, dividends received by the Fund from a real estate investment trust or another
RIC generally are qualified dividend income only to the extent the dividend distributions are made out of qualified dividend income received by such real estate investment trust or other RIC. In the case of securities lending transactions, payments in lieu of dividends are not qualified dividend income. If a shareholder elects to treat Fund dividends as investment income for purposes of the limitation on the deductibility of investment interest, such dividends would not be a qualified dividend income.

      The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If net long-term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

      If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Investment income that the Fund may receive from sources within foreign countries may be subject to foreign taxes withheld at the source. The United
States has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of, or exemption from, taxes on such income. The
Fund may be subject to U.S. federal income tax, and an interest charge, on certain distributions or gains from the sale of shares of a foreign company considered to be a PFIC, even if those amounts are paid out as dividends to shareholders.

      If the Fund were to invest in a PFIC and elect to treat the PFIC as a
"qualified electing fund" under the Code, in lieu of the foregoing requirements, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above.
In order to make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.

      Alternatively, the Fund may make a mark-to-market election that will result in the Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, the Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the U.S.
Internal Revenue Service (the "IRS"). By making the election, the Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The Fund may have to distribute this "phantom" income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax.

      So long as the Fund qualifies as a RIC, if certain distribution requirements are satisfied and more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stocks or securities of foreign corporations, the Fund may elect for U.S. federal income tax purposes to treat any foreign income taxes paid by it as paid by its shareholders. The
Fund may qualify for and make this election in some, but not necessarily all, of its taxable years. If the Fund makes the election, the amount of foreign income taxes paid by the Fund would be included in the income of its shareholders and each shareholder would be entitled (subject to certain limitations) to credit the amount included in his income against such shareholder's U.S. tax due, if any, or to deduct such amount from such shareholder's U.S. taxable income, if any. Shortly after any year for which it makes such an election, the Fund will report to its shareholders the amount per share of such foreign tax that must be included in each shareholder's gross income and the amount which will be available for deduction or credit. In general, a shareholder may elect each year whether to claim deductions or credits for foreign taxes. However, no deductions for foreign taxes may be claimed by a non-corporate shareholder who does not itemize deductions. If a shareholder elects to credit foreign taxes, the amount of credit that may be claimed in any year may not exceed the same proportion of the U.S. tax against which such credit is taken which the shareholder's taxable income from foreign sources bears to his entire taxable income. This limitation may be applied separately to certain categories of income and the related foreign taxes. However, this limitation will not apply to an individual if, for the taxable year, the entire amount of such individual's gross income from sources outside of the United States consists of qualified passive income, the amount of creditable foreign taxes accrued or paid by the individual does not exceed $300 ($600 in the case of a joint return) and the individual elects to be exempt from the limitation. As a general rule, if the Fund has made the appropriate election, a shareholder may treat as foreign source income the portion of any dividend paid by the
Fund which represents income derived from sources within foreign countries.
Capital gains realized by the Fund on the sale of foreign securities and other foreign currency gains of the Fund will be considered to be U.S.-source income and, therefore, the portion of the tax credit passed through to shareholders that is attributable to such gains or distributions might not be usable by other shareholders without other foreign source income.

      Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

      Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Fund will be required in certain cases to withhold 28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). Any tax withheld by the
Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption.

      In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year.  Any capital loss arising from the redemption of shares held for six months or less, however, will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the IRC apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

      If a shareholder recognizes a loss with respect to the Fund's shares of
$2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a RIC are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Foreign Shareholders. Under U.S. tax law, taxation of a shareholder who is a foreign person (including, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Fund is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S.
tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the United States allowing for a reduced tax rate on ordinary income dividends paid by the Fund. Any tax withheld by the Fund is remitted by the
Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in March of each year with a copy sent to the IRS.

      If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the
Fund obtains a properly completed and signed Certificate of Foreign Status.
If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. Any tax withheld by the
Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

      For taxable years beginning before January 1, 2008, properly designated dividends are generally exempt from U.S. federal withholding tax on non-resident aliens when they (i) are paid in respect of the Fund's
"qualified net interest income" (generally, the Fund's U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10%
shareholder, reduced by expenses that are allocable to such income) or (ii)
are paid in respect of the Fund's "qualified short-term capital gains"
(generally, the excess of the Fund's net short-term capital gain over the
Fund's long-term capital loss for such taxable year). However, depending on its circumstances, the Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and/or treat such dividends, in whole or in part, as ineligible for this exemption from non resident alien withholding. In order to qualify for this exemption from withholding, a
non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

      Special rules apply to foreign persons who receive distributions from the Fund that are attributable to gain from "U.S. real property interests"
("USRPIs"). The Code defines USRPIs to include direct holdings of U.S. real property and any interest (other than an interest solely as a creditor) in
"U.S. real property holding corporations." The Code defines a U.S. real property holding corporation as any corporation whose USRPIs make up more than
50% of the fair market value of its USRPIs, its interests in real property located outside the United States, plus any other assets it uses in a trade or business. In general, the distribution of gains from USRPIs to foreign shareholders is subject to U.S. federal income tax withholding at a rate of
35% and obligates such foreign shareholder to file a U.S. tax return. To the extent a distribution to a foreign shareholder is attributable to gains from the sale or exchange of USRPIs recognized by a Real Estate Investment Trust
("REIT") or (until December 31, 2007) a RIC, the Code treats that gain as the distribution of gain from a USRPI to a foreign shareholder which would be subject to U.S. withholding tax of 35% and would result in U.S. tax filing obligations for the foreign shareholder.

      A foreign shareholder, however, achieves a different result with respect to the gains from the sale of USRPIs if the REIT or RIC is less than
50% owned by foreign persons at all times during the testing period, or if such gain is realized from the sale of any class of stock in a REIT that is regularly traded on an established U.S. securities market and the REIT shareholder owned less than 5% of such class of stock at all times during the
1-year period ending on the date of the distribution. In such event, the gains are treated as dividends paid to a non-U.S. shareholder.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described in this
Statement of Additional Information. Foreign shareholders are urged to consult their own tax advisers or the IRS with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S. withholding taxes described above.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account. Dividends and/or distributions from shares of certain other
Oppenheimer funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with
OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is
a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian. J.P. Morgan Chase Bank is the custodian of the Fund's assets.
The custodian's responsibilities include safeguarding and controlling the
Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP serves as the independent registered public accounting firm for the Fund. Deloitte &
Touche LLP audits the Fund's financial statements and performs other related audit services. Deloitte & Touche LLP also acts as the independent registered public accounting firm for certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided by Deloitte & Touche LLP to the Fund must be pre-approved by the Audit Committee.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
OPPENHEIMER MAIN STREET SMALL CAP FUND:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Main Street Small Cap Fund (the "Fund"), including the statement of investments, as of June 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
Fund as of June 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the
United States of America.

/s/ Deloitte & Touche LLP
DELOITTE & TOUCHE LLP

Denver, Colorado
August 8, 2007

STATEMENT OF INVESTMENTS  June 30, 2007
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--98.9%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--18.7%
--------------------------------------------------------------------------------
AUTO COMPONENTS--1.5%
Aftermarket
Technology Corp. 1,2                                  93,600   $      2,778,048
--------------------------------------------------------------------------------
American Axle &
Manufacturing
Holdings, Inc. 2                                     456,300         13,515,606
--------------------------------------------------------------------------------
ArvinMeritor, Inc. 2                                 782,100         17,362,620
--------------------------------------------------------------------------------
Cooper Tire &
Rubber Co.                                           118,100          3,261,922
--------------------------------------------------------------------------------
Drew Industries,
Inc. 1                                                68,000          2,253,520
--------------------------------------------------------------------------------
Fuel Systems
Solutions, Inc. 1,2                                   29,400            487,452
--------------------------------------------------------------------------------
GenTek, Inc. 1,2                                      49,100          1,729,302
--------------------------------------------------------------------------------
Gentex Corp.                                         396,400          7,805,116
--------------------------------------------------------------------------------
Goodyear Tire &
Rubber Co. (The) 1                                   141,000          4,901,160
--------------------------------------------------------------------------------
Lear Corp. 1                                         203,600          7,250,196
--------------------------------------------------------------------------------
Modine
Manufacturing Co. 2                                   69,600          1,572,960
--------------------------------------------------------------------------------
Sauer-Danfoss, Inc. 2                                194,900          5,800,224
--------------------------------------------------------------------------------
Shiloh Industries, Inc.                               23,600            287,448
--------------------------------------------------------------------------------
Standard Motor
Products, Inc. 2                                      89,000          1,337,670
--------------------------------------------------------------------------------
Tenneco, Inc. 1,2                                    630,400         22,089,216
                                                               -----------------
                                                                     92,432,460

--------------------------------------------------------------------------------
AUTOMOBILES--0.1%
Monaco Coach
Corp. 2                                              127,700          1,832,495
--------------------------------------------------------------------------------
Winnebago
Industries, Inc. 2                                   172,400          5,089,248
                                                               -----------------
                                                                      6,921,743

--------------------------------------------------------------------------------
DISTRIBUTORS--0.0%
Keystone
Automotive
Industries, Inc. 1,2                                  15,300            632,961
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--1.8%
Coinstar, Inc. 1                                     360,100         11,335,948
--------------------------------------------------------------------------------
CPI Corp.                                             29,900          2,078,050

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES Continued
DeVry, Inc.                                          539,600   $     18,357,192
--------------------------------------------------------------------------------
INVESTools, Inc. 1,2                                  71,400            711,144
--------------------------------------------------------------------------------
ITT Educational
Services, Inc. 1                                      61,300          7,195,394
--------------------------------------------------------------------------------
Jackson Hewitt Tax
Service, Inc. 2                                      192,500          5,411,175
--------------------------------------------------------------------------------
Matthews
International Corp.,
Cl. A                                                  7,600            331,436
--------------------------------------------------------------------------------
Pre-Paid Legal
Services, Inc. 1                                      62,500          4,019,375
--------------------------------------------------------------------------------
Regis Corp.                                          396,997         15,185,135
--------------------------------------------------------------------------------
Service Corp.
International                                        181,300          2,317,014
--------------------------------------------------------------------------------
Sotheby's 2                                          167,200          7,694,544
--------------------------------------------------------------------------------
Steiner Leisure Ltd. 1                               116,800          5,737,216
--------------------------------------------------------------------------------
Stewart
Enterprises, Inc. 2                                  657,600          5,122,704
--------------------------------------------------------------------------------
Strayer Education,
Inc. 2                                               148,000         19,493,080
--------------------------------------------------------------------------------
Vertrue, Inc. 1                                       41,100          2,004,858
                                                               -----------------
                                                                    106,994,265

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--3.1%
AFC Enterprises,
Inc. 1,2                                             132,600          2,292,654
--------------------------------------------------------------------------------
Ambassadors
Group, Inc. 2                                         69,700          2,476,441
--------------------------------------------------------------------------------
Ameristar
Casinos, Inc.                                        221,869          7,707,729
--------------------------------------------------------------------------------
Applebee's
International, Inc.                                  550,700         13,271,870
--------------------------------------------------------------------------------
Bally Technologies,
Inc. 1,2                                             150,100          3,965,642
--------------------------------------------------------------------------------
Bob Evans Farms,
Inc.                                                 496,800         18,307,080
--------------------------------------------------------------------------------
Brinker
International, Inc.                                  219,900          6,436,473
--------------------------------------------------------------------------------
Buffalo Wild
Wings, Inc. 1,2                                       97,500          4,055,025
--------------------------------------------------------------------------------
California Pizza
Kitchen, Inc. 1,2                                     85,950          1,846,206

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
CBRL Group, Inc. 2                                   351,626   $     14,937,072
--------------------------------------------------------------------------------
CEC
Entertainment, Inc. 1                                323,900         11,401,280
--------------------------------------------------------------------------------
CKE Restaurants,
Inc. 2                                               595,100         11,943,657
--------------------------------------------------------------------------------
Darden
Restaurants, Inc.                                    174,500          7,676,255
--------------------------------------------------------------------------------
Denny's Corp. 1                                      535,400          2,382,530
--------------------------------------------------------------------------------
Domino's Pizza, Inc. 2                               641,500         11,720,205
--------------------------------------------------------------------------------
Dover Downs
Gaming &
Entertainment, Inc. 2                                 19,800            297,198
--------------------------------------------------------------------------------
IHOP Corp. 2                                         285,700         15,550,651
--------------------------------------------------------------------------------
Jack in the Box, Inc. 1,2                            182,700         12,960,738
--------------------------------------------------------------------------------
Luby's, Inc. 1                                        94,200            909,972
--------------------------------------------------------------------------------
McCormick &
Schmick's Seafood
Restaurants, Inc. 1,2                                 83,400          2,163,396
--------------------------------------------------------------------------------
Monarch Casino &
Resort, Inc. 1,2                                      81,700          2,193,645
--------------------------------------------------------------------------------
MTR Gaming
Group, Inc. 1                                          9,000            138,600
--------------------------------------------------------------------------------
O'Charley's, Inc. 2                                  111,900          2,255,904
--------------------------------------------------------------------------------
Premier
Exhibitions, Inc. 1,2                                 56,800            895,168
--------------------------------------------------------------------------------
Ruby Tuesday, Inc. 2                                 201,100          5,294,963
--------------------------------------------------------------------------------
Speedway
Motorsports, Inc.                                     27,800          1,111,444
--------------------------------------------------------------------------------
Vail Resorts, Inc. 1,2                               134,300          8,174,841
--------------------------------------------------------------------------------
Wendy's
International, Inc.                                  221,700          8,147,475
--------------------------------------------------------------------------------
WMS Industries,
Inc. 1,2                                              39,150          1,129,869
--------------------------------------------------------------------------------
Wyndham
Worldwide Corp. 1                                    140,500          5,094,530
                                                               -----------------
                                                                    186,738,513

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.6%
American Greetings
Corp., Cl. A 2                                       689,000         19,519,370
--------------------------------------------------------------------------------
Avatar Holdings,
Inc. 1,2                                              22,700          1,746,538

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES Continued
Black & Decker
Corp.                                                 48,700   $      4,300,697
--------------------------------------------------------------------------------
Blyth, Inc.                                          328,200          8,723,556
--------------------------------------------------------------------------------
Champion
Enterprises, Inc. 1,2                                366,400          3,601,712
--------------------------------------------------------------------------------
CSS Industries, Inc.                                  18,492            732,468
--------------------------------------------------------------------------------
Helen of Troy Ltd. 1                                  69,200          1,868,400
--------------------------------------------------------------------------------
Hooker Furniture
Corp. 2                                               32,000            718,080
--------------------------------------------------------------------------------
Kimball
International, Inc.,
Cl. B 2                                              361,430          5,063,634
--------------------------------------------------------------------------------
La-Z-Boy, Inc. 2                                     175,100          2,006,646
--------------------------------------------------------------------------------
Leggett & Platt, Inc. 2                              111,300          2,454,165
--------------------------------------------------------------------------------
Libbey, Inc. 2                                        41,300            890,841
--------------------------------------------------------------------------------
Newell
Rubbermaid, Inc.                                      55,800          1,642,194
--------------------------------------------------------------------------------
NVR, Inc. 1                                            5,500          3,738,625
--------------------------------------------------------------------------------
Ryland Group, Inc.
(The) 2                                              106,400          3,976,168
--------------------------------------------------------------------------------
Stanley Furniture
Co., Inc. 2                                           36,400            747,656
--------------------------------------------------------------------------------
Tempur-Pedic
International, Inc. 2                                654,600         16,954,140
--------------------------------------------------------------------------------
Tupperware Brands
Corp.                                                598,000         17,186,520
--------------------------------------------------------------------------------
Universal
Electronics, Inc. 1,2                                 47,800          1,736,096
                                                               -----------------
                                                                     97,607,506

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.8%
1-800-FLOWERS.com,
Inc. 1,2                                             152,500          1,438,075
--------------------------------------------------------------------------------
Blue Nile, Inc. 1,2                                  105,000          6,342,000
--------------------------------------------------------------------------------
Expedia, Inc. 1                                      326,015          9,548,979
--------------------------------------------------------------------------------
FTD Group, Inc. 2                                    126,600          2,330,706
--------------------------------------------------------------------------------
Gaiam, Inc. 1,2                                       42,100            767,483
--------------------------------------------------------------------------------
GSI Commerce,
Inc. 1,2                                             100,700          2,286,897
--------------------------------------------------------------------------------
PetMed Express,
Inc. 1,2                                              29,700            381,348
--------------------------------------------------------------------------------
Priceline.com, Inc. 1,2                              306,700         21,082,558

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL Continued
Systemax, Inc. 2                                      83,700   $      1,741,797
--------------------------------------------------------------------------------
ValueVision Media,
Inc., Cl. A 1,2                                       22,000            249,040
                                                               -----------------
                                                                     46,168,883

--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.8%
Brunswick Corp.                                      174,900          5,706,987
--------------------------------------------------------------------------------
Hasbro, Inc.                                         251,500          7,899,615
--------------------------------------------------------------------------------
JAKKS Pacific, Inc. 1,2                              124,100          3,492,174
--------------------------------------------------------------------------------
K2, Inc. 1                                            54,100            821,779
--------------------------------------------------------------------------------
Mattel, Inc.                                         335,800          8,492,382
--------------------------------------------------------------------------------
Nautilus, Inc. 2                                     159,000          1,914,360
--------------------------------------------------------------------------------
Polaris
Industries, Inc. 2                                   236,900         12,830,504
--------------------------------------------------------------------------------
RC2 Corp. 1,2                                        131,600          5,265,316
--------------------------------------------------------------------------------
Steinway Musical
Instruments, Inc. 2                                   37,500          1,297,125
--------------------------------------------------------------------------------
Sturm, Ruger &
Co., Inc. 1,2                                        129,100          2,003,632
                                                               -----------------
                                                                     49,723,874

--------------------------------------------------------------------------------
MEDIA--2.6%
Arbitron, Inc. 2                                     301,500         15,536,295
--------------------------------------------------------------------------------
Belo Corp., Cl. A                                    452,100          9,308,739
--------------------------------------------------------------------------------
Carmike
Cinemas, Inc. 2                                       22,300            489,708
--------------------------------------------------------------------------------
Catalina Marketing
Corp.                                                 30,500            960,750
--------------------------------------------------------------------------------
Citadel
Broadcasting Corp. 2                                 158,000          1,019,100
--------------------------------------------------------------------------------
Cox Radio, Inc.,
Cl. A 1,2                                            508,400          7,239,616
--------------------------------------------------------------------------------
Cumulus Media,
Inc., Cl. A 1,2                                      177,300          1,657,755
--------------------------------------------------------------------------------
DG Fastchannel,
Inc. 1,2                                              39,300            800,934
--------------------------------------------------------------------------------
DreamWorks
Animation SKG,
Inc. 1,2                                             204,400          5,894,896
--------------------------------------------------------------------------------
Entravision
Communications
Corp. 1                                              974,300         10,161,949

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
MEDIA Continued
Gemstar-TV Guide
International, Inc. 1                              1,429,700   $      7,034,124
--------------------------------------------------------------------------------
Getty Images, Inc. 1                                 138,700          6,631,247
--------------------------------------------------------------------------------
Global Sources Ltd. 1                                109,100          2,476,570
--------------------------------------------------------------------------------
Gray Television, Inc. 2                               35,400            328,158
--------------------------------------------------------------------------------
Harris Interactive,
Inc. 1,2                                             153,500            821,225
--------------------------------------------------------------------------------
Idearc, Inc.                                         220,000          7,772,600
--------------------------------------------------------------------------------
Interactive Data
Corp.                                                 11,200            299,936
--------------------------------------------------------------------------------
Journal
Communications,
Inc. 2                                               222,200          2,890,822
--------------------------------------------------------------------------------
Knology, Inc. 1,2                                     64,100          1,113,417
--------------------------------------------------------------------------------
Lee Enterprises, Inc.                                206,000          4,297,160
--------------------------------------------------------------------------------
Lin TV Corp. 1,2                                     277,000          5,210,370
--------------------------------------------------------------------------------
Live Nation, Inc. 1                                  203,000          4,543,140
--------------------------------------------------------------------------------
Marvel
Entertainment, Inc. 1,2                              250,400          6,380,192
--------------------------------------------------------------------------------
Mediacom
Communications
Corp. 1,2                                            623,950          6,046,076
--------------------------------------------------------------------------------
Meredith Corp.                                        96,400          5,938,240
--------------------------------------------------------------------------------
Nexstar
Broadcasting
Group, Inc., Cl. A 1                                  24,000            315,360
--------------------------------------------------------------------------------
R.H. Donnelley
Corp. 1                                               79,100          5,994,198
--------------------------------------------------------------------------------
Regal Entertainment
Group                                                164,300          3,603,099
--------------------------------------------------------------------------------
Scholastic Corp. 1                                   181,600          6,526,704
--------------------------------------------------------------------------------
Sinclair Broadcast
Group, Inc., Cl. A                                   979,850         13,933,467
--------------------------------------------------------------------------------
Tribune Co.                                          118,450          3,482,430
--------------------------------------------------------------------------------
Westwood
One, Inc. 2                                          130,000            934,700
--------------------------------------------------------------------------------
Wiley (John) & Sons,
Inc., Cl. A                                           50,000          2,414,500
--------------------------------------------------------------------------------
World Wrestling
Federation
Entertainment, Inc. 2                                136,600          2,184,234
                                                               -----------------
                                                                    154,241,711

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
MULTILINE RETAIL--0.7%
99 Cents Only
Stores 1,2                                           242,100   $      3,173,931
--------------------------------------------------------------------------------
Big Lots, Inc. 1                                     315,100          9,270,242
--------------------------------------------------------------------------------
Dillard's, Inc., Cl. A                               138,300          4,969,119
--------------------------------------------------------------------------------
Dollar Tree
Stores, Inc. 1                                       232,100         10,107,955
--------------------------------------------------------------------------------
Family Dollar
Stores, Inc.                                         256,300          8,796,216
--------------------------------------------------------------------------------
Fred's, Inc. 2                                       141,500          1,893,270
--------------------------------------------------------------------------------
Saks, Inc.                                           184,700          3,943,345
                                                               -----------------
                                                                     42,154,078

--------------------------------------------------------------------------------
SPECIALTY RETAIL--4.1%
A.C. Moore Arts &
Crafts, Inc. 1,2                                      87,100          1,708,031
--------------------------------------------------------------------------------
Aeropostale, Inc. 1                                  484,000         20,173,120
--------------------------------------------------------------------------------
American Eagle
Outfitters, Inc.                                     227,500          5,837,650
--------------------------------------------------------------------------------
AnnTaylor Stores
Corp. 1                                              138,900          4,919,838
--------------------------------------------------------------------------------
Asbury Automotive
Group, Inc.                                          536,500         13,385,675
--------------------------------------------------------------------------------
AutoZone, Inc. 1                                      65,900          9,003,258
--------------------------------------------------------------------------------
Big 5 Sporting
Goods Corp. 2                                         38,400            979,200
--------------------------------------------------------------------------------
Blockbuster, Inc.,
Cl. A 1,2                                            546,600          2,355,846
--------------------------------------------------------------------------------
Books-A-Million,
Inc. 2                                               116,400          1,971,816
--------------------------------------------------------------------------------
Brown Shoe Co., Inc.                                 195,100          4,744,832
--------------------------------------------------------------------------------
Buckle, Inc. (The) 2                                 398,375         15,695,975
--------------------------------------------------------------------------------
Casual Male Retail
Group, Inc. 1,2                                       94,600            955,460
--------------------------------------------------------------------------------
Cato Corp., Cl. A                                     34,950            766,803
--------------------------------------------------------------------------------
Charming
Shoppes, Inc. 1,2                                    282,400          3,058,392
--------------------------------------------------------------------------------
Conn's, Inc. 1,2                                      26,300            751,128
--------------------------------------------------------------------------------
CSK Auto Corp. 1                                     200,200          3,683,680
--------------------------------------------------------------------------------
Dress Barn, Inc.
(The) 1,2                                            454,400          9,324,288
--------------------------------------------------------------------------------
DSW, Inc., Cl. A 1,2                                 209,800          7,305,236

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
GameStop Corp.,
Cl. A 1                                               15,000   $        586,500
--------------------------------------------------------------------------------
Genesco, Inc. 1,2                                    234,300         12,256,233
--------------------------------------------------------------------------------
Gymboree Corp. 1                                     412,800         16,268,448
--------------------------------------------------------------------------------
Haverty Furniture
Cos., Inc. 2                                             800              9,336
--------------------------------------------------------------------------------
Jo-Ann Stores, Inc. 1,2                              125,000          3,553,750
--------------------------------------------------------------------------------
Jos. A. Banks
Clothiers, Inc. 1,2                                   57,000          2,363,790
--------------------------------------------------------------------------------
Men's Wearhouse,
Inc. (The)                                           149,000          7,609,430
--------------------------------------------------------------------------------
Midas, Inc. 1,2                                       86,500          1,960,955
--------------------------------------------------------------------------------
Monro Muffler
Brake, Inc. 2                                         37,300          1,396,885
--------------------------------------------------------------------------------
Office Depot, Inc. 1                                 107,200          3,248,160
--------------------------------------------------------------------------------
Payless
ShoeSource, Inc. 1                                   324,500         10,237,975
--------------------------------------------------------------------------------
Pep Boys-Manny,
Moe & Jack 2                                         180,300          3,634,848
--------------------------------------------------------------------------------
RadioShack Corp. 2                                   264,900          8,778,786
--------------------------------------------------------------------------------
Rent-A-Center, Inc. 1,2                              752,400         19,735,452
--------------------------------------------------------------------------------
Ross Stores, Inc.                                    229,900          7,080,920
--------------------------------------------------------------------------------
Sally Beauty
Holdings, Inc. 1                                     802,000          7,218,000
--------------------------------------------------------------------------------
Sherwin-Williams Co.                                 134,500          8,940,215
--------------------------------------------------------------------------------
Shoe Carnival, Inc. 1,2                               60,500          1,663,145
--------------------------------------------------------------------------------
Sonic Automotive,
Inc. 2                                               430,700         12,477,379
--------------------------------------------------------------------------------
Stage Stores, Inc.                                   365,950          7,670,312
--------------------------------------------------------------------------------
Syms Corp. 1,2                                         7,400            146,002
--------------------------------------------------------------------------------
TravelCenters of
America LLC 1                                          6,700            271,015
--------------------------------------------------------------------------------
Tween Brands, Inc. 1,2                                85,250          3,802,150
--------------------------------------------------------------------------------
West Marine, Inc. 1,2                                 53,600            737,536
--------------------------------------------------------------------------------
Wet Seal, Inc., Cl. A 1,2                            354,700          2,131,747
                                                               -----------------
                                                                    250,399,197

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.6%
Cherokee, Inc. 2                                      37,400          1,366,596
--------------------------------------------------------------------------------
Columbia
Sportswear Co. 2                                      90,500          6,215,540

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS Continued
Deckers
Outdoor Corp. 1,2                                    151,600   $     15,296,440
--------------------------------------------------------------------------------
Fossil, Inc. 1,2                                     376,600         11,105,934
--------------------------------------------------------------------------------
Hanesbrands, Inc. 1                                  164,800          4,454,544
--------------------------------------------------------------------------------
Kellwood Co. 2                                       214,800          6,040,176
--------------------------------------------------------------------------------
Liz Claiborne, Inc.                                  193,000          7,198,900
--------------------------------------------------------------------------------
Maidenform
Brands, Inc. 1                                       105,900          2,103,174
--------------------------------------------------------------------------------
Movado Group, Inc.                                   152,600          5,148,724
--------------------------------------------------------------------------------
Oxford
Industries, Inc. 2                                    74,400          3,298,896
--------------------------------------------------------------------------------
Perry Ellis
International, Inc. 1,2                               71,600          2,303,372
--------------------------------------------------------------------------------
Phillips/Van
Heusen Corp.                                          40,300          2,440,971
--------------------------------------------------------------------------------
Skechers USA, Inc.,
Cl. A 1                                               33,600            981,120
--------------------------------------------------------------------------------
Steven Madden Ltd.                                    77,550          2,540,538
--------------------------------------------------------------------------------
Stride Rite Corp.                                     63,600          1,288,536
--------------------------------------------------------------------------------
UniFirst Corp. 2                                      40,300          1,775,215
--------------------------------------------------------------------------------
Warnaco Group,
Inc. (The) 1                                         169,700          6,675,998
--------------------------------------------------------------------------------
Wolverine World
Wide, Inc.                                           605,300         16,772,863
                                                               -----------------
                                                                     97,007,537

--------------------------------------------------------------------------------
CONSUMER STAPLES--3.6%
--------------------------------------------------------------------------------
BEVERAGES--0.2%
Boston Beer Co.,
Inc., Cl. A 1,2                                       49,600          1,951,760
--------------------------------------------------------------------------------
Central European
Distribution Corp. 1,2                                11,200            387,744
--------------------------------------------------------------------------------
MGP
Ingredients, Inc. 2                                   73,400          1,240,460
--------------------------------------------------------------------------------
Molson Coors
Brewing Co., Cl. B                                     9,900            915,354
--------------------------------------------------------------------------------
National Beverage
Corp. 1,2                                             25,056            288,395
--------------------------------------------------------------------------------
Pepsi Bottling
Group, Inc. (The)                                    218,000          7,342,240
                                                               -----------------
                                                                     12,125,953

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.7%
Arden Group, Inc.,
Cl. A 2                                                9,898   $      1,350,087
--------------------------------------------------------------------------------
BJ's Wholesale
Club, Inc. 1                                         136,600          4,921,698
--------------------------------------------------------------------------------
Casey's General
Stores, Inc. 2                                       190,800          5,201,208
--------------------------------------------------------------------------------
Ingles Markets, Inc.,
Cl. A                                                153,100          5,274,295
--------------------------------------------------------------------------------
Longs Drug Stores,
Inc.                                                 171,200          8,991,424
--------------------------------------------------------------------------------
Nash Finch Co. 2                                      72,400          3,583,800
--------------------------------------------------------------------------------
Pathmark Stores,
Inc. 1                                                12,500            162,000
--------------------------------------------------------------------------------
Performance Food
Group Co. 1,2                                        365,000         11,858,850
--------------------------------------------------------------------------------
Spartan Stores, Inc.                                  67,400          2,218,134
--------------------------------------------------------------------------------
Topps Co., Inc. (The)                                 10,400            109,304
--------------------------------------------------------------------------------
Wild Oats Markets,
Inc. 1                                                46,600            781,016
                                                               -----------------
                                                                     44,451,816

--------------------------------------------------------------------------------
FOOD PRODUCTS--1.0%
Cal-Maine Foods,
Inc. 2                                                70,500          1,154,790
--------------------------------------------------------------------------------
Corn Products
International, Inc.                                   26,200          1,190,790
--------------------------------------------------------------------------------
Dean Foods Co.                                       211,400          6,737,318
--------------------------------------------------------------------------------
Flowers Foods, Inc. 2                                402,300         13,420,728
--------------------------------------------------------------------------------
Fresh Del Monte
Produce, Inc. 2                                      138,200          3,461,910
--------------------------------------------------------------------------------
Hain Celestial
Group, Inc. 1,2                                       17,031            462,221
--------------------------------------------------------------------------------
Imperial Sugar Co. 2                                  81,500          2,509,385
--------------------------------------------------------------------------------
J&J Snack Foods
Corp. 2                                               40,746          1,537,754
--------------------------------------------------------------------------------
J.M. Smucker Co.
(The)                                                109,900          6,996,234
--------------------------------------------------------------------------------
Lance, Inc. 2                                         14,500            341,620
--------------------------------------------------------------------------------
Ralcorp Holdings,
Inc. 1,2                                             176,200          9,417,890
--------------------------------------------------------------------------------
Reddy Ice Holdings,
Inc. 2                                                86,400          2,464,128

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
FOOD PRODUCTS Continued
Seaboard Corp. 2                                       2,520   $      5,909,400
--------------------------------------------------------------------------------
Tyson Foods, Inc.,
Cl. A                                                258,600          5,958,144
                                                               -----------------
                                                                     61,562,312

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.3%
Clorox Co. (The)                                     143,300          8,898,930
--------------------------------------------------------------------------------
Energizer Holdings,
Inc. 1                                                89,600          8,924,160
--------------------------------------------------------------------------------
WD-40 Co. 2                                           45,500          1,495,585
                                                               -----------------
                                                                     19,318,675

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.8%
Alberto-Culver Co.                                   274,300          6,506,396
--------------------------------------------------------------------------------
Chattem, Inc. 1,2                                    163,800         10,381,644
--------------------------------------------------------------------------------
Elizabeth Arden, Inc. 1                               88,600          2,149,436
--------------------------------------------------------------------------------
Estee Lauder Cos.,
Inc. (The), Cl. A                                    147,400          6,708,174
--------------------------------------------------------------------------------
Inter Parfums, Inc. 2                                 12,800            340,736
--------------------------------------------------------------------------------
Mannatech, Inc. 2                                     74,027          1,176,289
--------------------------------------------------------------------------------
NBTY, Inc. 1                                         190,000          8,208,000
--------------------------------------------------------------------------------
Nu Skin Asia
Pacific, Inc., Cl. A 2                               115,500          1,905,750
--------------------------------------------------------------------------------
Playtex Products,
Inc. 1,2                                             613,800          9,090,378
--------------------------------------------------------------------------------
Prestige Brands
Holdings, Inc. 1,2                                   159,900          2,075,502
                                                               -----------------
                                                                     48,542,305

--------------------------------------------------------------------------------
TOBACCO--0.6%
Loews Corp./
Carolina Group                                       110,100          8,507,427
--------------------------------------------------------------------------------
Universal Corp. 2                                    281,000         17,118,520
--------------------------------------------------------------------------------
UST, Inc. 2                                          177,600          9,538,896
--------------------------------------------------------------------------------
Vector Group Ltd. 2                                    9,300            209,529
                                                               -----------------
                                                                     35,374,372

--------------------------------------------------------------------------------
ENERGY--4.8%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.0%
Atwood Oceanics,
Inc. 1,2                                             111,200          7,630,544

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES Continued
Dawson
Geophysical Co. 1,2                                   33,300   $      2,046,618
--------------------------------------------------------------------------------
Dresser-Rand
Group, Inc. 1                                         58,400          2,306,800
--------------------------------------------------------------------------------
ENSCO
International, Inc.                                   33,900          2,068,239
--------------------------------------------------------------------------------
Ensign Energy
Services, Inc.                                        98,500          1,756,865
--------------------------------------------------------------------------------
Global Industries
Ltd. 1                                               313,800          8,416,116
--------------------------------------------------------------------------------
Grey Wolf, Inc. 1,2                                1,587,900         13,084,296
--------------------------------------------------------------------------------
Gulf Island
Fabrication, Inc. 2                                    1,600             55,520
--------------------------------------------------------------------------------
Gulfmark
Offshore, Inc. 1,2                                   254,200         13,020,124
--------------------------------------------------------------------------------
Hercules
Offshore, Inc. 1,2                                   320,600         10,381,028
--------------------------------------------------------------------------------
Input/Output, Inc. 1,2                               258,000          4,027,380
--------------------------------------------------------------------------------
Leader Energy
Services Ltd. 1,3                                    612,800            431,448
--------------------------------------------------------------------------------
Lufkin
Industries, Inc. 2                                    20,400          1,316,820
--------------------------------------------------------------------------------
Matrix Service Co. 1,2                               104,500          2,596,825
--------------------------------------------------------------------------------
NATCO Group,
Inc., Cl. A 1                                         80,300          3,697,012
--------------------------------------------------------------------------------
Newpark
Resources, Inc. 1,2                                  122,200            947,050
--------------------------------------------------------------------------------
North American
Energy Partners,
Inc. 1,2                                              17,600            356,576
--------------------------------------------------------------------------------
Oil States
International, Inc. 1,2                              209,100          8,644,194
--------------------------------------------------------------------------------
Parker Drilling Co. 1,2                              382,100          4,027,334
--------------------------------------------------------------------------------
Patterson-UTI
Energy, Inc.                                          22,600            592,346
--------------------------------------------------------------------------------
Superior Offshore
International, Inc. 1                                 74,800          1,361,360
--------------------------------------------------------------------------------
T-3 Energy
Services, Inc. 1                                      33,500          1,120,575
--------------------------------------------------------------------------------
Technicoil Corp. 1                                    92,900             86,337
--------------------------------------------------------------------------------
Technicoil Corp. 1                                   896,900            833,542
--------------------------------------------------------------------------------
Tidewater, Inc. 2                                    124,700          8,838,736

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES Continued
Todco 1                                              125,100   $      5,905,971
--------------------------------------------------------------------------------
Trican Well
Service Ltd.                                          76,800          1,563,757
--------------------------------------------------------------------------------
Trico Marine
Services, Inc. 1,2                                    83,800          3,425,744
--------------------------------------------------------------------------------
Universal
Compression
Holdings, Inc. 1,2                                   103,300          7,486,151
                                                               -----------------
                                                                    118,025,308

--------------------------------------------------------------------------------
OIL & GAS--2.8%
Alberta Clipper
Energy, Inc. 1                                        46,013            134,767
--------------------------------------------------------------------------------
Alon USA
Energy, Inc. 2                                       274,100         12,063,141
--------------------------------------------------------------------------------
Alpha Natural
Resources, Inc. 1,2                                  316,600          6,582,114
--------------------------------------------------------------------------------
Arlington Tankers
Ltd. 2                                                 8,400            240,912
--------------------------------------------------------------------------------
Berry Petroleum
Co., Cl. A 2                                         340,840         12,842,851
--------------------------------------------------------------------------------
Cabot Oil & Gas
Corp., Cl. A                                          15,000            553,200
--------------------------------------------------------------------------------
Celtic Exploration
Ltd. 1                                                49,500            674,250
--------------------------------------------------------------------------------
Continental
Resources, Inc. 1                                    427,100          6,833,600
--------------------------------------------------------------------------------
Copano Energy LLC 2                                   76,800          3,277,056
--------------------------------------------------------------------------------
Delek US
Holdings, Inc.                                       145,800          3,885,570
--------------------------------------------------------------------------------
Delphi Energy Corp. 1                                 12,600             21,646
--------------------------------------------------------------------------------
Delphi Energy Corp. 1                                126,300            216,972
--------------------------------------------------------------------------------
Frontier Oil Corp.                                   174,000          7,615,980
--------------------------------------------------------------------------------
Frontline Ltd. 2                                     120,300          5,515,755
--------------------------------------------------------------------------------
Galleon Energy,
Inc., Cl. A 1                                        114,900          1,891,900
--------------------------------------------------------------------------------
Galleon Energy, Inc.,
Subscription
Receipts 1                                           138,750          2,284,605
--------------------------------------------------------------------------------
General Maritime
Corp. 2                                              309,300          8,283,054
--------------------------------------------------------------------------------
Golar LNG Ltd.                                        40,500            674,730

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
Holly Corp.                                          112,800   $      8,368,632
--------------------------------------------------------------------------------
Jura Energy Corp. 1                                  750,700            634,245
--------------------------------------------------------------------------------
Kereco Energy Ltd. 1                                  48,984            271,303
--------------------------------------------------------------------------------
Knightsbridge
Tankers Ltd. 2                                        58,800          1,793,988
--------------------------------------------------------------------------------
Mariner Energy, Inc. 1                               306,200          7,425,350
--------------------------------------------------------------------------------
MarkWest
Hydrocarbon, Inc. 2                                   27,700          1,590,811
--------------------------------------------------------------------------------
Meridian Resource
Corp. (The) 1                                         50,700            153,114
--------------------------------------------------------------------------------
Midnight Oil
Exploration Ltd. 1                                   556,050            897,823
--------------------------------------------------------------------------------
Noble Energy, Inc.                                    76,300          4,760,357
--------------------------------------------------------------------------------
Overseas
Shipholding
Group, Inc. 2                                        101,400          8,253,960
--------------------------------------------------------------------------------
Paramount
Resources Ltd.,
Cl. A 1                                              109,600          2,124,609
--------------------------------------------------------------------------------
Petroleum
Development Corp. 1,2                                 35,700          1,695,036
--------------------------------------------------------------------------------
PetroQuest Energy,
Inc. 1,2                                             122,400          1,779,696
--------------------------------------------------------------------------------
Plains Exploration
& Production Co. 1                                    69,300          3,313,233
--------------------------------------------------------------------------------
ProEx Energy Ltd. 1                                   64,500            908,238
--------------------------------------------------------------------------------
Real Resources, Inc. 1                                48,900            424,160
--------------------------------------------------------------------------------
Redstar Oil & Gas,
Inc. 1                                               364,045            358,833
--------------------------------------------------------------------------------
Rosetta Resources,
Inc. 1,2                                             323,300          6,963,882
--------------------------------------------------------------------------------
Ship Finance
International Ltd. 2                                 112,800          3,347,904
--------------------------------------------------------------------------------
Sound Energy Trust                                   125,183            474,761
--------------------------------------------------------------------------------
Sunoco, Inc.                                         117,400          9,354,432
--------------------------------------------------------------------------------
Sure Energy, Inc. 1                                   70,941             86,574
--------------------------------------------------------------------------------
Swift Energy Co. 1,2                                  11,200            478,912
--------------------------------------------------------------------------------
Teekay Corp. 2                                        44,100          2,553,831
--------------------------------------------------------------------------------
Tesoro Corp.                                         154,000          8,801,100
--------------------------------------------------------------------------------
Thunder Energy
Trust                                                102,132            382,546

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
True Energy Trust                                     16,836   $         90,877
--------------------------------------------------------------------------------
Tusk Energy Corp. 1                                  632,115          1,174,924
--------------------------------------------------------------------------------
Tusk Energy Corp. 1,4                                275,000            511,148
--------------------------------------------------------------------------------
Tusk Energy Corp. 1                                  397,100            738,097
--------------------------------------------------------------------------------
USEC, Inc. 1,2                                       556,700         12,236,266
--------------------------------------------------------------------------------
Vero Energy, Inc. 1                                   30,617            215,562
--------------------------------------------------------------------------------
Western
Refining, Inc. 2                                      96,800          5,595,040
                                                               -----------------
                                                                    171,351,347

--------------------------------------------------------------------------------
FINANCIALS--14.5%
--------------------------------------------------------------------------------
CAPITAL MARKETS--0.8%
Apollo Investment
Corp. 2                                              135,800          2,922,416
--------------------------------------------------------------------------------
Ares Capital Corp. 2                                 154,500          2,603,325
--------------------------------------------------------------------------------
Cohen & Steers, Inc. 2                               129,100          5,609,395
--------------------------------------------------------------------------------
GAMCO Investors,
Inc., Cl. A 2                                         29,600          1,659,080
--------------------------------------------------------------------------------
GFI Group, Inc. 1,2                                   43,300          3,138,384
--------------------------------------------------------------------------------
Janus Capital
Group, Inc.                                          320,000          8,908,800
--------------------------------------------------------------------------------
Knight Capital
Group, Inc., Cl. A 1,2                               290,700          4,825,620
--------------------------------------------------------------------------------
MCG Capital Corp. 2                                   88,000          1,409,760
--------------------------------------------------------------------------------
Piper Jaffray Cos.,
Inc. 1,2                                             268,900         14,985,797
--------------------------------------------------------------------------------
Prospect Capital
Corp. 2                                               12,600            220,122
--------------------------------------------------------------------------------
SWS Group, Inc.                                       95,600          2,066,872
--------------------------------------------------------------------------------
Technology
Investment Capital
Corp. 2                                                4,200             66,318
--------------------------------------------------------------------------------
U.S. Global
Investors, Inc., Cl. A 2                              36,800            834,256
--------------------------------------------------------------------------------
W.P. Carey & Co. LLC                                  42,100          1,324,045
                                                               -----------------
                                                                     50,574,190

--------------------------------------------------------------------------------
COMMERCIAL BANKS--1.1%
Amcore
Financial, Inc. 2                                     15,815            458,477
--------------------------------------------------------------------------------
BancorpSouth, Inc.                                    59,200          1,448,032

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
BankFinancial Corp. 2                                 12,000   $        185,400
--------------------------------------------------------------------------------
Central Pacific
Financial Corp. 2                                     65,800          2,172,058
--------------------------------------------------------------------------------
Citizens Republic
Bancorp, Inc. 2                                      147,200          2,693,760
--------------------------------------------------------------------------------
City Holding Co. 2                                    50,000          1,916,500
--------------------------------------------------------------------------------
Colonial BancGroup,
Inc. (The)                                            41,700          1,041,249
--------------------------------------------------------------------------------
Columbia Banking
System, Inc. 2                                         3,206             93,776
--------------------------------------------------------------------------------
Comerica, Inc.                                       158,600          9,431,942
--------------------------------------------------------------------------------
F.N.B. Corp. 2                                       278,400          4,660,416
--------------------------------------------------------------------------------
First Citizens
BancShares, Inc., Cl. A                                6,600          1,283,040
--------------------------------------------------------------------------------
First Security
Group, Inc.                                          112,100          1,210,680
--------------------------------------------------------------------------------
FirstMerit Corp. 2                                   147,300          3,082,989
--------------------------------------------------------------------------------
Frontier Financial
Corp. 2                                                9,450            212,909
--------------------------------------------------------------------------------
Greater Bay Bancorp                                  191,200          5,323,008
--------------------------------------------------------------------------------
Hanmi Financial
Corp. 2                                              105,700          1,803,242
--------------------------------------------------------------------------------
Huntington
Bancshares, Inc.                                     302,800          6,885,672
--------------------------------------------------------------------------------
International
Bancshares Corp. 2                                    28,040            718,385
--------------------------------------------------------------------------------
Intervest
Bancshares Corp.                                      22,000            619,520
--------------------------------------------------------------------------------
National Penn
Bancshares, Inc. 2                                    85,973          1,434,030
--------------------------------------------------------------------------------
Oriental Financial
Group, Inc. 2                                          7,500             81,825
--------------------------------------------------------------------------------
Park National Corp. 2                                 27,700          2,348,683
--------------------------------------------------------------------------------
Porter Bancorp, Inc.                                  17,000            386,920
--------------------------------------------------------------------------------
Preferred Bank                                        21,350            854,000
--------------------------------------------------------------------------------
Republic Bancorp,
Inc., Cl. A 2                                         12,990            215,504
--------------------------------------------------------------------------------
Southwest
Bancorp, Inc. 2                                        5,800            139,432
--------------------------------------------------------------------------------
SVB Financial
Group 1,2                                            226,100         12,008,171
--------------------------------------------------------------------------------
TCF Financial Corp.                                   30,000            834,000

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
Texas Capital
Bancshares, Inc. 1                                    10,300   $        230,205
--------------------------------------------------------------------------------
UMB Financial Corp. 2                                 64,400          2,374,428
--------------------------------------------------------------------------------
WesBanco, Inc. 2                                      18,100            533,950
                                                               -----------------
                                                                     66,682,203

--------------------------------------------------------------------------------
CONSUMER FINANCE--0.8%
Advance America
Cash Advance
Centers, Inc.                                        165,200          2,930,648
--------------------------------------------------------------------------------
Advanta Corp., Cl. B 2                               471,600         14,685,624
--------------------------------------------------------------------------------
AmeriCredit Corp. 1,2                                285,200          7,572,060
--------------------------------------------------------------------------------
Cash America
International, Inc.                                  281,900         11,177,335
--------------------------------------------------------------------------------
Dollar Financial
Corp. 1,2                                             41,600          1,185,600
--------------------------------------------------------------------------------
EZCORP, Inc., Cl. A 1                                130,700          1,730,468
--------------------------------------------------------------------------------
World Acceptance
Corp. 1,2                                            140,900          6,020,657
                                                               -----------------
                                                                     45,302,392

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.5%
Asset Acceptance
Capital Corp. 1                                       81,300          1,439,010
--------------------------------------------------------------------------------
ASTA Funding, Inc. 2                                  75,700          2,909,151
--------------------------------------------------------------------------------
CIT Group, Inc.                                       27,000          1,480,410
--------------------------------------------------------------------------------
International
Securities Exchange,
Inc., Cl. A 2                                        267,500         17,481,125
--------------------------------------------------------------------------------
MarketAxess
Holdings, Inc. 1,2                                    79,100          1,423,009
--------------------------------------------------------------------------------
Portfolio Recovery
Associates, Inc. 2                                   102,100          6,128,042
--------------------------------------------------------------------------------
Resource America,
Inc., Cl. A 2                                         29,700            612,117
                                                               -----------------
                                                                     31,472,864

--------------------------------------------------------------------------------
INSURANCE--6.5%
Affirmative Insurance
Holdings, Inc. 2                                      25,404            387,411
--------------------------------------------------------------------------------
Alfa Corp. 2                                          43,300            674,181

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
Allied World
Assurance
Holdings Ltd.                                         70,400   $      3,608,000
--------------------------------------------------------------------------------
AMBAC Financial
Group, Inc.                                          109,800          9,573,462
--------------------------------------------------------------------------------
American Equity
Investment Life
Holding Co. 2                                        182,800          2,208,224
--------------------------------------------------------------------------------
American Financial
Group, Inc.                                          166,300          5,679,145
--------------------------------------------------------------------------------
American Physicians
Capital, Inc. 1                                       73,650          2,982,825
--------------------------------------------------------------------------------
Amerisafe, Inc. 1                                     71,200          1,397,656
--------------------------------------------------------------------------------
AmTrust Financial
Services, Inc. 2                                     174,000          3,269,460
--------------------------------------------------------------------------------
Arch Capital
Group Ltd. 1                                          17,300          1,254,942
--------------------------------------------------------------------------------
Argonaut
Group, Inc. 2                                        293,400          9,157,014
--------------------------------------------------------------------------------
Aspen Insurance
Holdings Ltd.                                        307,800          8,639,946
--------------------------------------------------------------------------------
Assurant, Inc.                                       163,400          9,627,528
--------------------------------------------------------------------------------
Assured
Guaranty Ltd.                                        194,000          5,734,640
--------------------------------------------------------------------------------
Bristol West
Holdings, Inc.                                       100,200          2,241,474
--------------------------------------------------------------------------------
Cincinnati Financial
Corp.                                                 71,700          3,111,780
--------------------------------------------------------------------------------
CNA Surety Corp. 1,2                                 217,100          4,105,361
--------------------------------------------------------------------------------
Commerce Group,
Inc. (The) 2                                         191,300          6,641,936
--------------------------------------------------------------------------------
Darwin Professional
Underwriters, Inc. 1,2                                40,700          1,024,419
--------------------------------------------------------------------------------
Delphi Financial
Group, Inc., Cl. A 2                                 460,675         19,265,429
--------------------------------------------------------------------------------
Donegal Group,
Inc., Cl. A 2                                         26,600            396,340
--------------------------------------------------------------------------------
EMC Insurance
Group, Inc. 2                                         37,200            923,304
--------------------------------------------------------------------------------
Endurance Specialty
Holdings Ltd.                                         95,700          3,831,828
--------------------------------------------------------------------------------
Enstar Group Ltd. 1,2                                    100             12,071

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
FBL Financial
Group, Inc., Cl. A 2                                 112,700   $      4,431,364
--------------------------------------------------------------------------------
Fidelity National Title
Group, Inc., Cl. A                                   359,500          8,520,150
--------------------------------------------------------------------------------
First American
Corp. (The) 2                                        133,800          6,623,100
--------------------------------------------------------------------------------
FPIC Insurance
Group, Inc. 1,2                                       65,740          2,680,220
--------------------------------------------------------------------------------
Great American
Financial Resources,
Inc. 2                                                12,400            299,956
--------------------------------------------------------------------------------
Greenlight Capital
Re Ltd., Cl. A 1                                      12,700            286,131
--------------------------------------------------------------------------------
Harleysville
Group, Inc.                                          149,200          4,977,312
--------------------------------------------------------------------------------
Hilb, Rogal &
Hamilton Co. 2                                       151,900          6,510,434
--------------------------------------------------------------------------------
Horace Mann
Educators Corp.                                      453,700          9,636,588
--------------------------------------------------------------------------------
Infinity Property &
Casualty Corp.                                       261,600         13,270,968
--------------------------------------------------------------------------------
IPC Holdings Ltd.                                    358,900         11,588,881
--------------------------------------------------------------------------------
LandAmerica
Financial Group, Inc. 2                              224,300         21,642,707
--------------------------------------------------------------------------------
Markel Corp. 1                                         4,000          1,938,240
--------------------------------------------------------------------------------
Max Capital
Group Ltd.                                           179,000          5,065,700
--------------------------------------------------------------------------------
MBIA, Inc. 2                                         136,200          8,474,364
--------------------------------------------------------------------------------
Meadowbrook
Insurance Group,
Inc. 1,2                                             195,200          2,139,392
--------------------------------------------------------------------------------
Midland Co. (The) 2                                   43,900          2,060,666
--------------------------------------------------------------------------------
Montpelier Re
Holdings Ltd.                                        278,500          5,163,390
--------------------------------------------------------------------------------
National Western Life
Insurance Co., Cl. A 2                                 4,700          1,188,724
--------------------------------------------------------------------------------
Nationwide Financial
Services, Inc., Cl. A                                119,600          7,561,112
--------------------------------------------------------------------------------
NYMAGIC, Inc. 2                                       47,100          1,893,420
--------------------------------------------------------------------------------
Odyssey Re Holdings
Corp. 2                                               91,700          3,933,013

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
Ohio Casualty Corp.                                  552,000   $     23,907,120
--------------------------------------------------------------------------------
Old Republic
International Corp.                                   17,350            368,861
--------------------------------------------------------------------------------
Partnerre
Holdings Ltd. 2                                       79,600          6,169,000
--------------------------------------------------------------------------------
Philadelphia
Consolidated
Holding Co. 1                                         51,500          2,152,700
--------------------------------------------------------------------------------
Phoenix Cos., Inc.
(The)                                                999,000         14,994,990
--------------------------------------------------------------------------------
Platinum
Underwriters
Holdings Ltd.                                        197,200          6,852,700
--------------------------------------------------------------------------------
ProAssurance
Corp. 1,2                                            220,500         12,275,235
--------------------------------------------------------------------------------
ProCentury Corp.                                     102,100          1,711,196
--------------------------------------------------------------------------------
Pxre Group Ltd. 1                                    103,800            481,632
--------------------------------------------------------------------------------
Reinsurance Group
of America, Inc.                                      87,500          5,271,000
--------------------------------------------------------------------------------
RenaissanceRe
Holdings Ltd.                                         83,300          5,163,767
--------------------------------------------------------------------------------
RLI Corp. 2                                          293,500         16,421,325
--------------------------------------------------------------------------------
Safeco Corp.                                         149,000          9,276,740
--------------------------------------------------------------------------------
Safety Insurance
Group, Inc. 2                                         54,100          2,239,740
--------------------------------------------------------------------------------
Seabright Insurance
Holdings, Inc. 1,2                                   113,800          1,989,224
--------------------------------------------------------------------------------
Security Capital
Assurance Ltd.                                       120,100          3,707,487
--------------------------------------------------------------------------------
Selective Insurance
Group, Inc. 2                                        326,500          8,776,320
--------------------------------------------------------------------------------
State Auto
Financial Corp.                                      114,700          3,515,555
--------------------------------------------------------------------------------
Transatlantic
Holdings, Inc.                                        21,500          1,529,295
--------------------------------------------------------------------------------
United America
Indemnity Ltd.,
Cl. A 1                                              295,557          7,350,503
--------------------------------------------------------------------------------
United Fire &
Casualty Co. 2                                        53,700          1,899,906
--------------------------------------------------------------------------------
Universal American
Financial Corp. 1,2                                   42,000            893,760

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
Zenith National
Insurance Corp.                                      404,900   $     19,066,741
                                                               -----------------
                                                                    391,649,005

--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--3.1%
Acadia Realty Trust 2                                 15,100            391,845
--------------------------------------------------------------------------------
Agree Realty Corp. 2                                  56,600          1,768,750
--------------------------------------------------------------------------------
Alesco Financial, Inc. 2                             189,100          1,537,383
--------------------------------------------------------------------------------
Alexander's, Inc. 1,2                                  1,400            565,950
--------------------------------------------------------------------------------
Alexandria Real
Estate Equities, Inc.                                 40,400          3,911,528
--------------------------------------------------------------------------------
American Home
Mortgage
Investment Corp. 2                                    22,100            406,198
--------------------------------------------------------------------------------
Anthracite
Capital, Inc. 2                                       20,400            238,680
--------------------------------------------------------------------------------
Arbor Realty
Trust, Inc.                                           85,300          2,201,593
--------------------------------------------------------------------------------
Ashford Hospitality
Trust                                                297,500          3,498,600
--------------------------------------------------------------------------------
Associated Estates
Realty Corp. 2                                        35,000            545,650
--------------------------------------------------------------------------------
BioMed Realty
Trust, Inc. 2                                          8,800            221,056
--------------------------------------------------------------------------------
Brandywine Realty
Trust                                                116,192          3,320,767
--------------------------------------------------------------------------------
Capital Trust, Cl. A 2                                45,600          1,556,784
--------------------------------------------------------------------------------
CBL & Associates
Properties, Inc.                                     117,400          4,232,270
--------------------------------------------------------------------------------
Cedar Shopping
Centers, Inc.                                         60,800            872,480
--------------------------------------------------------------------------------
Colonial Properties
Trust 2                                               29,125          1,061,606
--------------------------------------------------------------------------------
Corporate Office
Properties Trust 2                                    50,300          2,062,803
--------------------------------------------------------------------------------
Crescent Real Estate
Equities, Inc.                                        55,200          1,238,688
--------------------------------------------------------------------------------
DCT Industrial
Trust, Inc. 2                                          1,900             20,444
--------------------------------------------------------------------------------
Deerfield Triarc
Capital Corp. 2                                       37,600            550,088
--------------------------------------------------------------------------------
DiamondRock
Hospitality Co.                                      267,500          5,103,900

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS Continued
Digital Realty
Trust, Inc.                                          179,000   $      6,744,720
--------------------------------------------------------------------------------
EastGroup
Properties, Inc. 2                                    42,600          1,866,732
--------------------------------------------------------------------------------
Entertainment
Properties Trust 2                                    88,600          4,764,908
--------------------------------------------------------------------------------
Equity Inns, Inc. 2                                  157,100          3,519,040
--------------------------------------------------------------------------------
Equity Lifestyle
Properties, Inc.                                      46,700          2,437,273
--------------------------------------------------------------------------------
Equity One, Inc. 2                                   141,500          3,615,325
--------------------------------------------------------------------------------
FelCor Lodging
Trust, Inc. 2                                        282,100          7,343,063
--------------------------------------------------------------------------------
First Industrial
Realty Trust, Inc. 2                                 212,600          8,240,376
--------------------------------------------------------------------------------
Glimcher Realty
Trust 2                                               29,600            740,000
--------------------------------------------------------------------------------
Gramercy Capital
Corp. 2                                               70,100          1,930,554
--------------------------------------------------------------------------------
Hersha Hospitality
Trust 2                                               63,300            748,206
--------------------------------------------------------------------------------
Highland
Hospitality Corp.                                    177,900          3,415,680
--------------------------------------------------------------------------------
Highwoods
Properties, Inc.                                     138,800          5,205,000
--------------------------------------------------------------------------------
Home Properties
of New York, Inc.                                     38,000          1,973,340
--------------------------------------------------------------------------------
Inland Real Estate
Corp. 2                                              274,400          4,659,312
--------------------------------------------------------------------------------
Innkeepers USA
Trust 2                                               61,600          1,092,168
--------------------------------------------------------------------------------
Jer Investors
Trust, Inc. 2                                         25,200            378,000
--------------------------------------------------------------------------------
Kite Realty Group
Trust 2                                               76,500          1,455,030
--------------------------------------------------------------------------------
KKR Financial
Holdings LLC 2                                        37,400            931,634
--------------------------------------------------------------------------------
LaSalle Hotel
Properties 2                                          70,800          3,074,136
--------------------------------------------------------------------------------
Lexington Realty
Trust 2                                              144,900          3,013,920
--------------------------------------------------------------------------------
LTC Properties, Inc. 2                                82,500          1,876,875

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS Continued
Luminent Mortgage
Capital, Inc. 2                                       46,000   $        464,140
--------------------------------------------------------------------------------
Medical Properties
Trust, Inc. 2                                         35,700            472,311
--------------------------------------------------------------------------------
Mid-America
Apartment
Communities, Inc. 2                                   49,800          2,613,504
--------------------------------------------------------------------------------
National Health
Investors, Inc. 2                                     35,000          1,110,200
--------------------------------------------------------------------------------
National Retail
Properties, Inc. 2                                   219,600          4,800,456
--------------------------------------------------------------------------------
Nationwide Health
Properties, Inc.                                     348,700          9,484,640
--------------------------------------------------------------------------------
Newcastle
Investment Corp. 2                                   144,000          3,610,080
--------------------------------------------------------------------------------
Omega Healthcare
Investors, Inc. 2                                    204,900          3,243,567
--------------------------------------------------------------------------------
Parkway
Properties, Inc. 2                                    64,100          3,078,723
--------------------------------------------------------------------------------
Pennsylvania Real
Estate Investment
Trust 2                                              144,600          6,410,118
--------------------------------------------------------------------------------
PS Business
Parks, Inc.                                           57,900          3,669,123
--------------------------------------------------------------------------------
RAIT Financial Trust 2                               146,700          3,817,134
--------------------------------------------------------------------------------
Ramco-Gershenson
Properties Trust 2                                    60,400          2,170,172
--------------------------------------------------------------------------------
Realty
Income Corp. 2                                       253,600          6,388,184
--------------------------------------------------------------------------------
Redwood Trust, Inc. 2                                 47,500          2,298,050
--------------------------------------------------------------------------------
Resource Capital
Corp. 2                                               11,900            166,362
--------------------------------------------------------------------------------
Saul Centers, Inc. 2                                  24,400          1,106,540
--------------------------------------------------------------------------------
Senior Housing
Properties Trust 2                                   295,300          6,009,355
--------------------------------------------------------------------------------
Sovran Self
Storage, Inc. 2                                       34,900          1,680,784
--------------------------------------------------------------------------------
Spirit Finance Corp.                                 154,000          2,242,240
--------------------------------------------------------------------------------
Strategic Hotels &
Resorts, Inc. 2                                      157,400          3,539,926
--------------------------------------------------------------------------------
Sunstone Hotel
Investors, Inc. 2                                    186,800          5,303,252

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS Continued
Tanger Factory
Outlet Centers, Inc. 2                               143,600   $      5,377,820
--------------------------------------------------------------------------------
Taubman
Centers, Inc.                                         65,800          3,264,338
--------------------------------------------------------------------------------
Washington Real
Estate Investment
Trust 2                                               77,500          2,635,000
--------------------------------------------------------------------------------
Winston Hotels, Inc.                                  48,300            724,500
                                                               -----------------
                                                                    190,012,874

--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.1%
Jones Lang
LaSalle, Inc.                                         61,000          6,923,500
--------------------------------------------------------------------------------
Stratus
Properties, Inc. 1,2                                  16,166            557,727
--------------------------------------------------------------------------------
Thomas Properties
Group, Inc. 2                                          6,400            102,272
                                                               -----------------
                                                                      7,583,499

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.6%
Astoria Financial
Corp.                                                 58,000          1,452,320
--------------------------------------------------------------------------------
City Bank
(Lynnwood
Washington) 2                                         12,400            390,724
--------------------------------------------------------------------------------
Corus Bankshares,
Inc. 2                                               303,700          5,241,862
--------------------------------------------------------------------------------
Downey Financial
Corp. 2                                               80,250          5,294,895
--------------------------------------------------------------------------------
Federal Agricultural
Mortgage Corp.,
Non-Vtg. 2                                            52,100          1,782,862
--------------------------------------------------------------------------------
First Financial
Holdings, Inc. 2                                      11,900            389,249
--------------------------------------------------------------------------------
First Niagara
Financial Group, Inc.                                909,500         11,914,450
--------------------------------------------------------------------------------
FirstFed Financial
Corp. 1,2                                            204,600         11,606,958
--------------------------------------------------------------------------------
Franklin Bank Corp. 1,2                               42,100            627,290
--------------------------------------------------------------------------------
Hudson City
Bancorp, Inc.                                        483,300          5,905,926
--------------------------------------------------------------------------------
ITLA Capital Corp. 2                                  16,900            880,828
--------------------------------------------------------------------------------
MAF Bancorp, Inc.                                    219,200         11,893,792

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE Continued
MGIC Investment
Corp. 2                                               73,500   $      4,179,210
--------------------------------------------------------------------------------
Ocwen Financial
Corp. 1,2                                            326,100          4,346,913
--------------------------------------------------------------------------------
PFF Bancorp, Inc. 2                                   24,520            684,844
--------------------------------------------------------------------------------
PMI Group, Inc.
(The)                                                152,900          6,830,043
--------------------------------------------------------------------------------
Provident Financial
Services, Inc. 2                                     336,800          5,307,968
--------------------------------------------------------------------------------
Radian Group, Inc. 2                                  92,200          4,978,800
--------------------------------------------------------------------------------
TierOne Corp.                                         76,100          2,290,610
--------------------------------------------------------------------------------
Triad Guaranty, Inc. 1,2                              37,700          1,505,361
--------------------------------------------------------------------------------
Washington
Federal, Inc.                                        211,900          5,151,289
--------------------------------------------------------------------------------
Westfield
Financial, Inc. 2                                     24,500            244,265
--------------------------------------------------------------------------------
WSFS Financial
Corp. 2                                               18,300          1,197,369
                                                               -----------------
                                                                     94,097,828

--------------------------------------------------------------------------------
HEALTH CARE--8.8%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--0.3%
Acorda
Therapeutics, Inc. 1                                 131,900          2,250,214
--------------------------------------------------------------------------------
Alexion
Pharmaceuticals,
Inc. 1,2                                              50,100          2,257,506
--------------------------------------------------------------------------------
Alnylam
Pharmaceuticals,
Inc. 1,2                                              17,500            265,825
--------------------------------------------------------------------------------
Array
BioPharma, Inc. 1,2                                   60,200            702,534
--------------------------------------------------------------------------------
CytRx Corp. 1,2                                      234,300            731,016
--------------------------------------------------------------------------------
Halozyme
Therapeutics, Inc. 1,2                                25,200            232,596
--------------------------------------------------------------------------------
Immunomedics,
Inc. 1,2                                             268,800          1,115,520
--------------------------------------------------------------------------------
Indevus
Pharmaceuticals, Inc. 1,2                             29,200            196,516
--------------------------------------------------------------------------------
Isis Pharmaceuticals,
Inc. 1,2                                             192,200          1,860,496
--------------------------------------------------------------------------------
Maxygen, Inc. 1,2                                      9,500             81,415

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
BIOTECHNOLOGY Continued
Medarex, Inc. 1,2                                     18,800   $        268,652
--------------------------------------------------------------------------------
Myriad
Genetics, Inc. 1,2                                    30,100          1,119,419
--------------------------------------------------------------------------------
OSI
Pharmaceuticals, Inc. 1                               52,500          1,901,025
--------------------------------------------------------------------------------
Pharmion Corp. 1,2                                    28,700            830,865
--------------------------------------------------------------------------------
Regeneron
Pharmaceuticals,
Inc. 1,2                                             342,500          6,137,600
                                                               -----------------
                                                                     19,951,199

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.7%
Advanced Medical
Optics, Inc. 1,2                                     162,100          5,654,048
--------------------------------------------------------------------------------
Align Technology,
Inc. 1,2                                             129,900          3,138,384
--------------------------------------------------------------------------------
Analogic Corp. 2                                      43,500          3,197,685
--------------------------------------------------------------------------------
Cholestech Corp. 1                                    38,600            848,814
--------------------------------------------------------------------------------
ConMed Corp. 1                                       295,100          8,640,528
--------------------------------------------------------------------------------
Cynosure, Inc., Cl. A 1,2                             21,800            794,174
--------------------------------------------------------------------------------
Dade Behring
Holdings, Inc.                                       159,900          8,493,888
--------------------------------------------------------------------------------
Datascope Corp. 2                                     44,111          1,688,569
--------------------------------------------------------------------------------
Edwards
Lifesciences Corp. 1                                 141,000          6,956,940
--------------------------------------------------------------------------------
Greatbatch, Inc. 1,2                                 130,200          4,218,480
--------------------------------------------------------------------------------
Hologic, Inc. 1,2                                     26,000          1,438,060
--------------------------------------------------------------------------------
Immucor, Inc. 1,2                                    629,550         17,608,514
--------------------------------------------------------------------------------
Integra LifeSciences
Holdings Corp. 1,2                                    50,200          2,480,884
--------------------------------------------------------------------------------
Kinetic Concepts,
Inc. 1,2                                             118,900          6,179,233
--------------------------------------------------------------------------------
Mentor Corp. 2                                        61,100          2,485,548
--------------------------------------------------------------------------------
Meridian
Bioscience, Inc. 2                                   113,825          2,465,450
--------------------------------------------------------------------------------
Quidel Corp. 1,2                                      99,800          1,752,488
--------------------------------------------------------------------------------
Steris Corp.                                         442,600         13,543,560
--------------------------------------------------------------------------------
TomoTherapy, Inc. 1                                   62,480          1,369,562
--------------------------------------------------------------------------------
West Pharmaceutical
Services, Inc. 2                                     250,200         11,796,930
                                                               -----------------
                                                                    104,751,739

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.6%
Air Methods Corp. 1,2                                 62,399   $      2,288,171
--------------------------------------------------------------------------------
Alliance
Imaging, Inc. 1                                      268,300          2,519,337
--------------------------------------------------------------------------------
American Dental
Partners, Inc. 1                                      41,900          1,088,143
--------------------------------------------------------------------------------
AmerisourceBergen
Corp.                                                192,500          9,522,975
--------------------------------------------------------------------------------
Apria Healthcare
Group, Inc. 1                                        608,700         17,512,299
--------------------------------------------------------------------------------
Centene Corp. 1,2                                    207,500          4,444,650
--------------------------------------------------------------------------------
Chemed Corp. 2                                       332,800         22,061,312
--------------------------------------------------------------------------------
Community Health
Systems, Inc. 1                                      135,800          5,493,110
--------------------------------------------------------------------------------
CorVel Corp. 1                                        59,150          1,546,181
--------------------------------------------------------------------------------
Coventry Health
Care, Inc. 1                                         151,400          8,728,210
--------------------------------------------------------------------------------
Cross Country
Healthcare, Inc. 1,2                                  56,600            944,088
--------------------------------------------------------------------------------
CryoLife, Inc. 1,2                                    96,300          1,252,863
--------------------------------------------------------------------------------
Emergency Medical
Services LP, Cl. A 1,2                               235,600          9,219,028
--------------------------------------------------------------------------------
Genesis HealthCare
Corp. 1                                               60,028          4,107,116
--------------------------------------------------------------------------------
Hanger Orthopedic
Group, Inc. 1                                         24,000            259,200
--------------------------------------------------------------------------------
Health Net, Inc. 1                                   167,900          8,865,120
--------------------------------------------------------------------------------
HealthExtras, Inc. 1,2                               165,800          4,904,364
--------------------------------------------------------------------------------
Healthspring, Inc. 1                                 633,000         12,064,980
--------------------------------------------------------------------------------
Humana, Inc. 1                                       150,200          9,148,682
--------------------------------------------------------------------------------
InVentiv
Health, Inc. 1,2                                      24,203            886,072
--------------------------------------------------------------------------------
Kindred
Healthcare, Inc. 1,2                                 510,900         15,694,848
--------------------------------------------------------------------------------
Laboratory Corp.
of America Holdings 1                                108,800          8,514,688
--------------------------------------------------------------------------------
Landauer, Inc. 2                                      39,500          1,945,375
--------------------------------------------------------------------------------
LCA-Vision, Inc. 2                                   287,286         13,577,136
--------------------------------------------------------------------------------
LifePoint
Hospitals, Inc. 1                                     87,400          3,380,632
--------------------------------------------------------------------------------
Matria
Healthcare, Inc. 1,2                                  36,000          1,090,080

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
MedCath Corp. 1,2                                    124,800   $      3,968,640
--------------------------------------------------------------------------------
Molina
Healthcare, Inc. 1,2                                 320,300          9,775,556
--------------------------------------------------------------------------------
National
HealthCare Corp. 2                                     9,700            500,520
--------------------------------------------------------------------------------
Nighthawk Radiology
Holdings, Inc. 1,2                                    62,300          1,124,515
--------------------------------------------------------------------------------
Option Care, Inc. 2                                   17,500            269,500
--------------------------------------------------------------------------------
PSS World
Medical, Inc. 1,2                                    558,300         10,172,226
--------------------------------------------------------------------------------
Sierra Health
Services, Inc. 1                                      26,200          1,089,396
--------------------------------------------------------------------------------
Skilled Healthcare
Group, Inc., Cl. A 1,2                               240,400          3,728,604
--------------------------------------------------------------------------------
Sunrise Senior
Living, Inc. 1,2                                     288,200         11,525,118
--------------------------------------------------------------------------------
WellCare Health
Plans, Inc. 1                                         73,400          6,643,434
                                                               -----------------
                                                                    219,856,169

--------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--0.2%
HLTH Corp. 1                                         318,400          4,460,784
--------------------------------------------------------------------------------
Omnicell, Inc. 1,2                                   154,000          3,200,120
--------------------------------------------------------------------------------
Phase Forward, Inc. 1,2                              179,400          3,019,302
                                                               -----------------
                                                                     10,680,206

--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--1.2%
Bio-Rad Laboratories,
Inc., Cl. A 1,2                                       30,300          2,289,771
--------------------------------------------------------------------------------
Bruker BioSciences
Corp. 1                                              148,500          1,337,985
--------------------------------------------------------------------------------
Dionex Corp. 1,2                                     162,500         11,535,875
--------------------------------------------------------------------------------
eResearch
Technology, Inc. 1,2                                  17,900            170,229
--------------------------------------------------------------------------------
Invitrogen Corp. 1                                   104,900          7,736,375
--------------------------------------------------------------------------------
Parexel
International Corp. 1,2                              133,100          5,598,186
--------------------------------------------------------------------------------
PerkinElmer, Inc.                                    249,000          6,488,940
--------------------------------------------------------------------------------
Pharmanet
Development
Group, Inc. 1,2                                      101,100          3,223,068
--------------------------------------------------------------------------------
Varian, Inc. 1                                       344,200         18,872,486

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES Continued
Ventana Medical
Systems, Inc. 1,2                                    187,800   $     14,511,306
                                                               -----------------
                                                                     71,764,221

--------------------------------------------------------------------------------
PHARMACEUTICALS--1.8%
Alpharma, Inc., Cl. A 2                              486,300         12,648,663
--------------------------------------------------------------------------------
BioMimetic
Therapeutics, Inc. 1                                 103,900          1,623,957
--------------------------------------------------------------------------------
Bradley
Pharmaceuticals,
Inc. 1,2                                             109,500          2,377,245
--------------------------------------------------------------------------------
Cypress
Bioscience, Inc. 1,2                                 133,500          1,770,210
--------------------------------------------------------------------------------
Impax
Laboratories, Inc. 1                                  16,900            202,800
--------------------------------------------------------------------------------
K-V Pharmaceutical
Co., Cl. A 1,2                                       388,700         10,588,188
--------------------------------------------------------------------------------
King
Pharmaceuticals, Inc. 1                              366,800          7,504,728
--------------------------------------------------------------------------------
Medicines Co. (The) 1                                224,500          3,955,690
--------------------------------------------------------------------------------
MGI Pharma, Inc. 1,2                                 368,300          8,238,871
--------------------------------------------------------------------------------
Noven
Pharmaceuticals, Inc. 1,2                             96,800          2,269,960
--------------------------------------------------------------------------------
Par Pharmaceutical
Cos., Inc. 1,2                                       466,400         13,166,472
--------------------------------------------------------------------------------
Perrigo Co.                                          896,200         17,547,596
--------------------------------------------------------------------------------
Pozen, Inc. 1,2                                      122,400          2,211,768
--------------------------------------------------------------------------------
Salix
Pharmaceuticals Ltd. 1,2                              42,500            522,750
--------------------------------------------------------------------------------
Sciele Pharma, Inc. 1,2                              639,800         15,073,688
--------------------------------------------------------------------------------
ViroPharma, Inc. 1,2                                 406,700          5,612,460
--------------------------------------------------------------------------------
Vivus, Inc. 1,2                                       13,800             72,174
                                                               -----------------
                                                                    105,387,220

--------------------------------------------------------------------------------
INDUSTRIALS--17.1%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.4%
Aeroviroment, Inc. 1,2                                33,400            688,374
--------------------------------------------------------------------------------
Alliant
Techsystems, Inc. 1,2                                 57,000          5,651,550
--------------------------------------------------------------------------------
Armor
Holdings, Inc. 1                                      92,800          8,061,536

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE Continued
Astronics
Corp., Cl. B 1                                         7,900   $        253,590
--------------------------------------------------------------------------------
BE Aerospace, Inc. 1                                 105,300          4,348,890
--------------------------------------------------------------------------------
Ceradyne, Inc. 1,2                                   259,950         19,225,902
--------------------------------------------------------------------------------
Cubic Corp. 2                                          9,600            289,728
--------------------------------------------------------------------------------
Curtiss-Wright Corp. 2                               307,300         14,323,253
--------------------------------------------------------------------------------
DRS Technologies,
Inc.                                                  21,000          1,202,670
--------------------------------------------------------------------------------
Ducommun, Inc. 1                                      20,800            535,184
--------------------------------------------------------------------------------
DynCorp
International, Inc.,
Cl. A 1,2                                            234,700          5,161,053
--------------------------------------------------------------------------------
EDO Corp. 2                                           58,900          1,936,043
--------------------------------------------------------------------------------
Innovative Solutions
& Support, Inc. 1,2                                   79,600          1,848,312
--------------------------------------------------------------------------------
Orbital Sciences
Corp. 1,2                                            837,000         17,585,370
--------------------------------------------------------------------------------
United Industrial
Corp. 2                                               31,500          1,889,370
                                                               -----------------
                                                                     83,000,825

--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.5%
ABX Air, Inc. 1                                      198,500          1,599,910
--------------------------------------------------------------------------------
Atlas Air Worldwide
Holdings, Inc. 1,2                                    33,700          1,986,278
--------------------------------------------------------------------------------
EGL, Inc. 1                                          137,400          6,386,352
--------------------------------------------------------------------------------
Hub Group, Inc.,
Cl. A 1,2                                            520,490         18,300,428
--------------------------------------------------------------------------------
Pacer
International, Inc. 2                                 77,000          1,811,040
                                                               -----------------
                                                                     30,084,008

--------------------------------------------------------------------------------
AIRLINES--0.3%
AMR Corp. 1,2                                        285,100          7,512,385
--------------------------------------------------------------------------------
Continental
Airlines, Inc., Cl. B 1,2                             35,600          1,205,772
--------------------------------------------------------------------------------
Pinnacle Airlines
Corp. 1,2                                             87,100          1,633,125
--------------------------------------------------------------------------------
Republic Airways
Holdings, Inc. 1,2                                   195,800          3,984,530
--------------------------------------------------------------------------------
SkyWest, Inc.                                        222,200          5,295,026
                                                               -----------------
                                                                     19,630,838

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.2%
American
Woodmark Corp. 2                                      62,200   $      2,152,120
--------------------------------------------------------------------------------
Apogee
Enterprises, Inc. 2                                  101,900          2,834,858
--------------------------------------------------------------------------------
Builders
FirstSource, Inc. 1,2                                 27,300            438,438
--------------------------------------------------------------------------------
Lennox
International, Inc.                                   72,700          2,488,521
--------------------------------------------------------------------------------
Universal Forest
Products, Inc. 2                                     140,800          5,950,208
                                                               -----------------
                                                                     13,864,145

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--6.3%
ABM Industries, Inc.                                 598,300         15,442,123
--------------------------------------------------------------------------------
Acco Brands Corp. 1,2                                568,900         13,113,145
--------------------------------------------------------------------------------
Administaff, Inc. 2                                  346,700         11,610,983
--------------------------------------------------------------------------------
Angelica Corp. 2                                       5,600            118,048
--------------------------------------------------------------------------------
Bowne & Co., Inc. 2                                  120,800          2,356,808
--------------------------------------------------------------------------------
CDI Corp. 2                                           91,900          2,959,180
--------------------------------------------------------------------------------
Cenveo, Inc. 1,2                                     347,300          8,053,887
--------------------------------------------------------------------------------
Clean Harbors, Inc. 1,2                               52,400          2,589,608
--------------------------------------------------------------------------------
Comfort Systems
USA, Inc. 2                                          164,000          2,325,520
--------------------------------------------------------------------------------
COMSYS IT
Partners, Inc. 1,2                                   169,500          3,866,295
--------------------------------------------------------------------------------
Consolidated
Graphics, Inc. 1                                     207,500         14,375,600
--------------------------------------------------------------------------------
Cornell
Corrections, Inc. 1,2                                 24,500            601,720
--------------------------------------------------------------------------------
Deluxe Corp.                                         549,200         22,303,012
--------------------------------------------------------------------------------
Diamond
Management &
Technology
Consultants, Inc.                                    147,600          1,948,320
--------------------------------------------------------------------------------
Donnelley (R.R.) &
Sons Co.                                             233,000         10,137,830
--------------------------------------------------------------------------------
Dun & Bradstreet
Corp.                                                  4,100            422,218
--------------------------------------------------------------------------------
Ennis, Inc. 2                                         98,100          2,307,312
--------------------------------------------------------------------------------
Exponent, Inc. 1,2                                   106,100          2,373,457
--------------------------------------------------------------------------------
First Consulting
Group, Inc. 1                                         38,900            369,550

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES Continued
FTI Consulting, Inc. 1,2                             106,800   $      4,061,604
--------------------------------------------------------------------------------
Geo Group, Inc.
(The) 1,2                                             76,300          2,220,330
--------------------------------------------------------------------------------
Healthcare Services
Group, Inc. 2                                         18,475            545,013
--------------------------------------------------------------------------------
Heidrick & Struggles
International, Inc. 1,2                              278,298         14,259,990
--------------------------------------------------------------------------------
HNI Corp.                                             66,400          2,722,400
--------------------------------------------------------------------------------
Hudson Highland
Group, Inc. 1                                        114,400          2,447,016
--------------------------------------------------------------------------------
IHS, Inc., Cl. A 1,2                                 152,100          6,996,600
--------------------------------------------------------------------------------
Ikon Office
Solutions, Inc.                                    1,288,100         20,107,241
--------------------------------------------------------------------------------
Interface, Inc., Cl. A 2                             410,200          7,736,372
--------------------------------------------------------------------------------
Kelly Services, Inc.,
Cl. A                                                 75,700          2,078,722
--------------------------------------------------------------------------------
Kforce, Inc. 1,2                                      38,100            608,838
--------------------------------------------------------------------------------
Knoll, Inc.                                          641,300         14,365,120
--------------------------------------------------------------------------------
Korn-Ferry
International 1                                      689,100         18,095,766
--------------------------------------------------------------------------------
Labor Ready, Inc. 1                                  773,200         17,868,652
--------------------------------------------------------------------------------
Manpower, Inc.                                       113,700         10,487,688
--------------------------------------------------------------------------------
McGrath Rentcorp 2                                    20,200            680,538
--------------------------------------------------------------------------------
Miller (Herman), Inc.                                189,700          5,994,520
--------------------------------------------------------------------------------
Mine Safety
Appliances Co. 2                                       1,700             74,392
--------------------------------------------------------------------------------
PHH Corp. 1                                          351,900         10,982,799
--------------------------------------------------------------------------------
Pike Electric Corp. 1,2                              101,400          2,269,332
--------------------------------------------------------------------------------
Republic
Services, Inc.                                       279,900          8,576,136
--------------------------------------------------------------------------------
Resources
Connection, Inc. 1,2                                  62,100          2,060,478
--------------------------------------------------------------------------------
Rollins, Inc. 2                                      237,900          5,416,983
--------------------------------------------------------------------------------
RSC Holdings, Inc. 1,2                               353,300          7,066,000
--------------------------------------------------------------------------------
Spherion Corp. 1,2                                   295,600          2,775,684
--------------------------------------------------------------------------------
Steelcase, Inc., Cl. A                               291,000          5,383,500
--------------------------------------------------------------------------------
Taleo Corp., Cl. A 1                                  86,800          1,955,604
--------------------------------------------------------------------------------
Team, Inc. 1,2                                        49,800          2,239,506
--------------------------------------------------------------------------------
TeleTech
Holdings, Inc. 1                                     195,000          6,333,600

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES Continued
Tetra Tech, Inc. 1,2                                 726,767   $     15,661,829
--------------------------------------------------------------------------------
United
Stationers, Inc. 1                                   266,200         17,739,568
--------------------------------------------------------------------------------
Viad Corp. 2                                         381,600         16,092,072
--------------------------------------------------------------------------------
Volt Information
Sciences, Inc. 1,2                                   188,350          3,473,174
--------------------------------------------------------------------------------
Waste Connections,
Inc. 1                                               156,900          4,744,656
--------------------------------------------------------------------------------
Waste Industries
USA, Inc. 2                                           31,800          1,085,652
--------------------------------------------------------------------------------
Watson Wyatt &
Co. Holdings                                         421,200         21,262,176
                                                               -----------------
                                                                    383,744,167

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.4%
Aecom Technology
Corp. 1                                              209,000          5,185,290
--------------------------------------------------------------------------------
Chicago Bridge &
Iron Co. NV                                          161,500          6,095,010
--------------------------------------------------------------------------------
EMCOR Group, Inc. 1                                  329,600         24,027,840
--------------------------------------------------------------------------------
Granite
Construction, Inc.                                    83,100          5,333,358
--------------------------------------------------------------------------------
Infrasource
Services, Inc. 1                                     568,300         21,083,930
--------------------------------------------------------------------------------
Integrated Electrical
Services, Inc. 1                                      44,100          1,453,977
--------------------------------------------------------------------------------
Jacobs Engineering
Group, Inc. 1                                         24,500          1,408,995
--------------------------------------------------------------------------------
Perini Corp. 1                                       284,900         17,529,897
--------------------------------------------------------------------------------
Washington Group
International, Inc. 1,2                               32,200          2,576,322
                                                               -----------------
                                                                     84,694,619

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.4%
Acuity Brands, Inc.                                  185,000         11,151,800
--------------------------------------------------------------------------------
AZZ, Inc. 1,2                                         47,300          1,591,645
--------------------------------------------------------------------------------
Baldor Electric Co. 2                                 43,900          2,163,392
--------------------------------------------------------------------------------
Belden, Inc. 2                                       188,300         10,422,405
--------------------------------------------------------------------------------
EnerSys, Inc. 1,2                                    129,800          2,375,340
--------------------------------------------------------------------------------
Genlyte Group, Inc.
(The) 1                                               38,089          2,991,510

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT Continued
GrafTech
International Ltd. 1,2                             1,233,600   $     20,773,824
--------------------------------------------------------------------------------
II-VI, Inc. 1,2                                      198,900          5,404,113
--------------------------------------------------------------------------------
Lamson & Sessions
Co. (The) 1,2                                         59,900          1,591,543
--------------------------------------------------------------------------------
Powell
Industries, Inc. 1,2                                   7,900            250,904
--------------------------------------------------------------------------------
Thomas & Betts
Corp. 1                                              126,600          7,342,800
--------------------------------------------------------------------------------
Vicor Corp. 2                                         43,863            580,307
--------------------------------------------------------------------------------
Woodward
Governor Co. 2                                       360,901         19,369,557
                                                               -----------------
                                                                     86,009,140

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.2%
Raven
Industries, Inc. 2                                     8,000            285,680
--------------------------------------------------------------------------------
Sequa Corp., Cl. A 1,2                                53,200          5,958,400
--------------------------------------------------------------------------------
Standex
International Corp. 2                                 10,500            298,620
--------------------------------------------------------------------------------
Teleflex, Inc.                                        25,300          2,069,034
--------------------------------------------------------------------------------
Tredegar Corp. 2                                     241,500          5,143,950
                                                               -----------------
                                                                     13,755,684

--------------------------------------------------------------------------------
MACHINERY--3.5%
Accuride Corp. 1                                     175,800          2,709,078
--------------------------------------------------------------------------------
AGCO Corp. 1                                          56,000          2,430,960
--------------------------------------------------------------------------------
American Railcar
Industries, Inc. 2                                    46,900          1,829,100
--------------------------------------------------------------------------------
Ampco-Pittsburgh
Corp. 2                                               64,800          2,597,832
--------------------------------------------------------------------------------
Astec
Industries, Inc. 1,2                                 100,900          4,259,998
--------------------------------------------------------------------------------
Blount
International, Inc. 1,2                                9,200            120,336
--------------------------------------------------------------------------------
Cascade Corp. 2                                       52,800          4,141,632
--------------------------------------------------------------------------------
CIRCOR
International, Inc. 2                                 46,200          1,867,866
--------------------------------------------------------------------------------
Clarcor, Inc. 2                                       38,500          1,441,055
--------------------------------------------------------------------------------
Columbus
McKinnon Corp. 1,2                                    43,600          1,403,920
--------------------------------------------------------------------------------
Cummins, Inc.                                        128,400         12,995,364

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
MACHINERY Continued
EnPro
Industries, Inc. 1                                    40,600   $      1,737,274
--------------------------------------------------------------------------------
Freightcar
America, Inc. 2                                       37,900          1,813,136
--------------------------------------------------------------------------------
Gardner Denver, Inc. 1                               256,600         10,918,330
--------------------------------------------------------------------------------
Gorman-Rupp Co.
(The) 2                                                8,850            281,961
--------------------------------------------------------------------------------
Hardinge, Inc. 2                                      28,300            963,049
--------------------------------------------------------------------------------
Hurco Cos., Inc. 1,2                                  33,100          1,654,338
--------------------------------------------------------------------------------
Kadant, Inc. 1,2                                      92,300          2,879,760
--------------------------------------------------------------------------------
Kaydon Corp. 2                                       294,900         15,370,188
--------------------------------------------------------------------------------
Lydall, Inc. 1                                         7,800            113,958
--------------------------------------------------------------------------------
Manitowoc
Co., Inc. (The)                                       74,600          5,996,348
--------------------------------------------------------------------------------
McCoy Corp. 3                                        315,600          1,629,477
--------------------------------------------------------------------------------
Middleby
Corp. (The) 1,2                                      233,200         13,950,024
--------------------------------------------------------------------------------
Miller
Industries, Inc. 1,2                                   8,200            205,820
--------------------------------------------------------------------------------
Mueller
Industries, Inc.                                     133,500          4,597,740
--------------------------------------------------------------------------------
NACCO Industries,
Inc., Cl. A 2                                         79,000         12,283,710
--------------------------------------------------------------------------------
Navistar
International Corp. 1,2                               92,600          6,111,600
--------------------------------------------------------------------------------
Nordson Corp.                                        207,000         10,383,120
--------------------------------------------------------------------------------
Pall Corp.                                           202,800          9,326,772
--------------------------------------------------------------------------------
RBC Bearings, Inc. 1,2                                77,000          3,176,250
--------------------------------------------------------------------------------
Robbins &
Myers, Inc.                                           70,040          3,721,225
--------------------------------------------------------------------------------
SPX Corp.                                            101,400          8,903,934
--------------------------------------------------------------------------------
Sun Hydraulics
Corp. 2                                               35,600          1,753,300
--------------------------------------------------------------------------------
Tecumseh Products
Co., Cl. A 1,2                                        24,400            383,324
--------------------------------------------------------------------------------
Tennant Co. 2                                         32,300          1,178,950
--------------------------------------------------------------------------------
Terex Corp. 1                                         56,100          4,560,930
--------------------------------------------------------------------------------
Titan International,
Inc. 2                                                93,900          2,968,179
--------------------------------------------------------------------------------
Toro Co. (The)                                       159,500          9,392,955

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
MACHINERY Continued
Valmont
Industries, Inc. 2                                   256,300   $     18,648,388
--------------------------------------------------------------------------------
Wabash
National Corp. 2                                     162,000          2,370,060
--------------------------------------------------------------------------------
Wabtec Corp.                                         534,000         19,507,020
                                                               -----------------
                                                                    212,578,261

--------------------------------------------------------------------------------
MARINE--0.3%
Eagle Bulk
Shipping, Inc. 2                                      43,776            981,020
--------------------------------------------------------------------------------
Excel Maritime
Carriers Ltd.                                         62,200          1,566,196
--------------------------------------------------------------------------------
Genco Shipping &
Trading Ltd. 2                                        38,200          1,576,132
--------------------------------------------------------------------------------
Horizon Lines, Inc.,
Cl. A                                                418,300         13,703,508
                                                               -----------------
                                                                     17,826,856

--------------------------------------------------------------------------------
ROAD & RAIL--0.7%
Avis Budget
Group, Inc. 1                                        248,800          7,073,384
--------------------------------------------------------------------------------
Con-way, Inc.                                        126,400          6,350,336
--------------------------------------------------------------------------------
Dollar Thrifty
Automotive
Group, Inc. 1                                         92,500          3,777,700
--------------------------------------------------------------------------------
Genesee &
Wyoming, Inc., Cl. A 1                                 8,400            250,656
--------------------------------------------------------------------------------
Kansas City
Southern, Inc. 1,2                                   188,100          7,061,274
--------------------------------------------------------------------------------
Laidlaw
International, Inc.                                  210,600          7,276,230
--------------------------------------------------------------------------------
Landstar System, Inc.                                120,100          5,794,825
--------------------------------------------------------------------------------
P.A.M.
Transportation
Services, Inc. 1,2                                       500              9,140
--------------------------------------------------------------------------------
Saia, Inc. 1                                          61,499          1,676,463
                                                               -----------------
                                                                     39,270,008

--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.8%
Applied Industrial
Technologies, Inc. 2                                 546,200         16,112,900
--------------------------------------------------------------------------------
BlueLinx
Holdings, Inc. 2                                      77,900            817,171

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS Continued
Kaman Corp., Cl. A 2                                  64,400   $      2,008,636
--------------------------------------------------------------------------------
TAL International
Group, Inc. 2                                          5,100            151,521
--------------------------------------------------------------------------------
UAP Holding Corp. 2                                  595,033         17,934,295
--------------------------------------------------------------------------------
W.W. Grainger, Inc.                                  102,900          9,574,845
--------------------------------------------------------------------------------
Watsco, Inc.                                          11,200            609,280
                                                               -----------------
                                                                     47,208,648

--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.1%
CAI
International, Inc. 1                                206,400          2,720,352
--------------------------------------------------------------------------------
Macquarie
Infrastructure Co.
LLC 2                                                 20,500            850,340
                                                               -----------------
                                                                      3,570,692

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--18.8%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.1%
3Com Corp. 1                                         357,600          1,476,888
--------------------------------------------------------------------------------
ADC
Telecommunications,
Inc. 1                                                59,900          1,097,967
--------------------------------------------------------------------------------
ADTRAN, Inc. 2                                       756,500         19,646,305
--------------------------------------------------------------------------------
Anaren
Microwave, Inc. 1,2                                  104,300          1,836,723
--------------------------------------------------------------------------------
Andrew Corp. 1                                       406,600          5,871,304
--------------------------------------------------------------------------------
Arris Group, Inc. 1,2                              1,286,800         22,634,812
--------------------------------------------------------------------------------
Avaya, Inc. 1                                        516,300          8,694,492
--------------------------------------------------------------------------------
BigBand
Networks, Inc. 1,2                                    21,900            287,109
--------------------------------------------------------------------------------
C-COR.net Corp. 1,2                                  179,800          2,527,988
--------------------------------------------------------------------------------
CommScope, Inc. 1                                    212,800         12,416,880
--------------------------------------------------------------------------------
Comtech
Group, Inc. 1                                         25,400            419,354
--------------------------------------------------------------------------------
Comtech
Telecommunications
Corp. 1,2                                            353,000         16,386,260
--------------------------------------------------------------------------------
Digi
International, Inc. 1,2                               19,809            291,985
--------------------------------------------------------------------------------
Ditech
Networks, Inc. 1,2                                   138,400          1,133,496

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT Continued
Dycom
Industries, Inc. 1,2                                 520,100   $     15,592,598
--------------------------------------------------------------------------------
EMS
Technologies, Inc. 1,2                                86,100          1,899,366
--------------------------------------------------------------------------------
Extreme
Networks, Inc. 1,2                                   467,500          1,893,375
--------------------------------------------------------------------------------
Foundry
Networks, Inc. 1                                     433,650          7,224,609
--------------------------------------------------------------------------------
Infinera Corp. 1,2                                   174,600          4,351,032
--------------------------------------------------------------------------------
Inter-Tel, Inc. 2                                      8,400            201,012
--------------------------------------------------------------------------------
InterDigital
Communications
Corp. 1,2                                            526,350         16,932,680
--------------------------------------------------------------------------------
Loral Space &
Communications
Ltd. 1,2                                              72,100          3,553,088
--------------------------------------------------------------------------------
Netgear, Inc. 1,2                                    387,756         14,056,155
--------------------------------------------------------------------------------
Network Equipment
Technologies, Inc. 1,2                               105,600          1,007,424
--------------------------------------------------------------------------------
Oplink
Communications,
Inc. 1                                                83,800          1,257,000
--------------------------------------------------------------------------------
Performance
Technologies, Inc. 1                                  35,000            158,200
--------------------------------------------------------------------------------
Plantronics, Inc. 2                                  177,500          4,654,050
--------------------------------------------------------------------------------
Polycom, Inc. 1                                       51,100          1,716,960
--------------------------------------------------------------------------------
Sonus
Networks, Inc. 1                                   1,280,000         10,905,600
--------------------------------------------------------------------------------
Starent
Networks Corp. 1                                     101,380          1,490,286
--------------------------------------------------------------------------------
UTStarcom, Inc. 1,2                                  567,797          3,185,341
--------------------------------------------------------------------------------
ViaSat, Inc. 1,2                                     119,500          3,835,950
                                                               -----------------
                                                                    188,636,289

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.8%
Avid
Technology, Inc. 1,2                                  51,900          1,834,665
--------------------------------------------------------------------------------
Brocade
Communications
Systems, Inc. 1                                      370,900          2,900,438
--------------------------------------------------------------------------------
Data Domain, Inc. 1                                   51,700          1,189,100
--------------------------------------------------------------------------------
Electronics for
Imaging, Inc. 1,2                                    468,600         13,223,892

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS Continued
Emulex Corp. 1                                       414,400   $      9,050,496
--------------------------------------------------------------------------------
Hutchinson
Technology, Inc. 1,2                                   1,800             33,858
--------------------------------------------------------------------------------
Hypercom Corp. 1,2                                   251,200          1,484,592
--------------------------------------------------------------------------------
Immersion Corp. 1,2                                    8,000            119,840
--------------------------------------------------------------------------------
Intevac, Inc. 1,2                                    102,500          2,179,150
--------------------------------------------------------------------------------
Novatel
Wireless, Inc. 1,2                                   151,000          3,929,020
--------------------------------------------------------------------------------
Palm, Inc. 1,2                                       191,500          3,065,915
--------------------------------------------------------------------------------
Stratasys, Inc. 1,2                                   42,300          1,987,254
--------------------------------------------------------------------------------
Western Digital
Corp. 1                                              258,900          5,009,715
                                                               -----------------
                                                                     46,007,935

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.9%
Acacia Research
Corp. 1,2                                            187,800          3,034,848
--------------------------------------------------------------------------------
Aeroflex, Inc. 1                                     170,800          2,420,236
--------------------------------------------------------------------------------
Agilysys, Inc. 2                                     131,900          2,967,750
--------------------------------------------------------------------------------
Arrow
Electronics, Inc. 1                                  171,100          6,575,373
--------------------------------------------------------------------------------
AuthenTec, Inc. 1                                    187,500          1,940,625
--------------------------------------------------------------------------------
Avnet, Inc. 1                                        204,200          8,094,488
--------------------------------------------------------------------------------
AVX Corp. 2                                          151,700          2,539,458
--------------------------------------------------------------------------------
Bel Fuse, Inc., Cl. A 2                               37,400          1,383,052
--------------------------------------------------------------------------------
Checkpoint
Systems, Inc. 1                                      132,500          3,345,625
--------------------------------------------------------------------------------
Cognex Corp. 2                                       194,000          4,366,940
--------------------------------------------------------------------------------
CPI
International, Inc. 1,2                               43,000            852,690
--------------------------------------------------------------------------------
CTS Corp. 2                                          139,500          1,766,070
--------------------------------------------------------------------------------
Dolby Laboratories,
Inc., Cl. A 1                                         41,600          1,473,056
--------------------------------------------------------------------------------
Echelon Corp. 1,2                                     15,800            246,954
--------------------------------------------------------------------------------
Excel
Technology, Inc. 1                                    27,200            759,968
--------------------------------------------------------------------------------
FARO
Technologies, Inc. 1                                  64,300          2,048,598
--------------------------------------------------------------------------------
FLIR Systems, Inc. 1,2                                63,900          2,955,375
--------------------------------------------------------------------------------
Insight
Enterprises, Inc. 1                                  251,200          5,669,584

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS Continued
Littlefuse, Inc. 1,2                                 356,200   $     12,028,874
--------------------------------------------------------------------------------
LoJack Corp. 1,2                                      72,400          1,613,796
--------------------------------------------------------------------------------
Methode
Electronics, Inc.,
Cl. A                                                170,900          2,674,585
--------------------------------------------------------------------------------
Mettler-Toledo
International, Inc. 1                                 75,200          7,182,352
--------------------------------------------------------------------------------
MTS Systems Corp. 2                                   70,100          3,131,367
--------------------------------------------------------------------------------
National
Instruments Corp.                                     80,700          2,628,399
--------------------------------------------------------------------------------
OYO Geospace
Corp. 1,2                                             19,100          1,417,029
--------------------------------------------------------------------------------
Park
Electrochemical
Corp. 2                                               97,700          2,753,186
--------------------------------------------------------------------------------
PC Connection, Inc. 1,2                               91,300          1,208,812
--------------------------------------------------------------------------------
Rofin-Sinar
Technologies, Inc. 1,2                               247,600         17,084,400
--------------------------------------------------------------------------------
Rogers Corp. 1,2                                       4,800            177,600
--------------------------------------------------------------------------------
Smart Modular
Technologies, Inc. 1                                  94,100          1,294,816
--------------------------------------------------------------------------------
SYNNEX Corp. 1,2                                      25,100            517,311
--------------------------------------------------------------------------------
Technitrol, Inc.                                     146,800          4,208,756
--------------------------------------------------------------------------------
Tektronix, Inc.                                       33,800          1,140,412
--------------------------------------------------------------------------------
Vishay
Intertechnology, Inc. 1                               94,900          1,501,318
--------------------------------------------------------------------------------
X-Rite, Inc.                                           5,300             78,281
--------------------------------------------------------------------------------
Zygo Corp. 1,2                                        57,000            814,530
                                                               -----------------
                                                                    113,896,514

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.9%
AsiaInfo
Holdings, Inc. 1,2                                   181,300          1,758,610
--------------------------------------------------------------------------------
Chordiant
Software, Inc. 1                                     166,200          2,602,692
--------------------------------------------------------------------------------
CMGI, Inc. 1,2                                     5,332,350         10,398,083
--------------------------------------------------------------------------------
comScore, Inc. 1                                      33,400            773,210
--------------------------------------------------------------------------------
DealerTrack
Holdings, Inc. 1                                     102,500          3,776,100
--------------------------------------------------------------------------------
EarthLink, Inc. 1,2                                  157,300          1,175,031
--------------------------------------------------------------------------------
Greenfield
Online, Inc. 1                                        19,100            303,881

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES Continued
iBasis, Inc. 1,2                                      11,000   $        110,550
--------------------------------------------------------------------------------
Imergent, Inc. 2                                      64,200          1,570,332
--------------------------------------------------------------------------------
Internet Capital
Group, Inc. 1,2                                       27,600            342,240
--------------------------------------------------------------------------------
Interwoven, Inc. 1,2                                 191,500          2,688,660
--------------------------------------------------------------------------------
j2 Global
Communications,
Inc. 1,2                                             495,768         17,302,303
--------------------------------------------------------------------------------
Limelight
Networks, Inc. 1,2                                   152,370          3,013,879
--------------------------------------------------------------------------------
Open Text Corp. 1,2                                  494,000         10,749,440
--------------------------------------------------------------------------------
S1 Corp. 1                                           327,200          2,614,328
--------------------------------------------------------------------------------
Savvis, Inc. 1,2                                      88,113          4,362,475
--------------------------------------------------------------------------------
SonicWALL, Inc. 1                                    233,600          2,006,624
--------------------------------------------------------------------------------
TechTarget, Inc. 1                                    51,540            662,289
--------------------------------------------------------------------------------
TheStreet.com, Inc. 2                                139,100          1,513,408
--------------------------------------------------------------------------------
Travelzoo, Inc. 1,2                                   32,200            856,198
--------------------------------------------------------------------------------
United Online, Inc. 2                              1,075,950         17,742,416
--------------------------------------------------------------------------------
ValueClick, Inc. 1                                   288,898          8,510,935
--------------------------------------------------------------------------------
VeriSign, Inc. 1                                     293,700          9,319,101
--------------------------------------------------------------------------------
Vignette Corp. 1                                     147,500          2,826,100
--------------------------------------------------------------------------------
Websense, Inc. 1,2                                   219,800          4,670,750
                                                               -----------------
                                                                    111,649,635

--------------------------------------------------------------------------------
IT SERVICES--2.6%
Acxiom Corp.                                         226,900          6,001,505
--------------------------------------------------------------------------------
Alliance Data
Systems Corp. 1                                       76,000          5,873,280
--------------------------------------------------------------------------------
Authorize.Net
Holdings, Inc. 1,2                                   195,700          3,501,073
--------------------------------------------------------------------------------
BISYS Group, Inc.
(The) 1                                            1,029,600         12,180,168
--------------------------------------------------------------------------------
Broadridge Financial
Solutions LLC                                        236,175          4,515,666
--------------------------------------------------------------------------------
Ceridian Corp. 1                                      39,500          1,382,500
--------------------------------------------------------------------------------
CIBER, Inc. 1,2                                      280,900          2,297,762
--------------------------------------------------------------------------------
Computer Sciences
Corp. 1                                              179,400         10,611,510
--------------------------------------------------------------------------------
Convergys Corp. 1                                    271,800          6,588,432
--------------------------------------------------------------------------------
Covansys Corp. 1                                     401,200         13,612,716

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
IT SERVICES Continued
CSG Systems
International, Inc. 1                                651,800   $     17,279,218
--------------------------------------------------------------------------------
eFunds Corp. 1,2                                      61,100          2,156,219
--------------------------------------------------------------------------------
EnerNOC, Inc. 1                                       17,400            663,462
--------------------------------------------------------------------------------
Fiserv, Inc. 1                                       193,000         10,962,400
--------------------------------------------------------------------------------
Forrester
Research, Inc. 1,2                                    75,500          2,123,815
--------------------------------------------------------------------------------
Gartner, Inc., Cl. A 1                               158,500          3,897,515
--------------------------------------------------------------------------------
infoUSA, Inc. 2                                       15,268            156,039
--------------------------------------------------------------------------------
ManTech
International Corp. 1                                312,200          9,625,126
--------------------------------------------------------------------------------
MPS Group, Inc. 1                                    764,300         10,218,691
--------------------------------------------------------------------------------
NCI, Inc., Cl. A 1                                    83,000          1,391,910
--------------------------------------------------------------------------------
Perot Systems
Corp., Cl. A 1                                       599,300         10,212,072
--------------------------------------------------------------------------------
PROS Holdings, Inc.                                  234,800          3,075,880
--------------------------------------------------------------------------------
Safeguard
Scientifics, Inc. 1,2                                339,700            954,557
--------------------------------------------------------------------------------
SAIC, Inc. 1,2                                       196,300          3,547,141
--------------------------------------------------------------------------------
Sapient Corp. 1,2                                    158,100          1,222,113
--------------------------------------------------------------------------------
Sykes
Enterprises, Inc. 1                                  157,600          2,992,824
--------------------------------------------------------------------------------
Syntel, Inc. 2                                       155,700          4,731,723
--------------------------------------------------------------------------------
TNS, Inc.                                              2,700             38,907
--------------------------------------------------------------------------------
Total System
Services, Inc. 2                                     160,400          4,733,404
--------------------------------------------------------------------------------
Wright Express
Corp. 1,2                                             67,200          2,302,944
                                                               -----------------
                                                                    158,850,572

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.9%
Actel Corp. 1,2                                      116,500          1,620,515
--------------------------------------------------------------------------------
Advanced Energy
Industries, Inc. 1                                   689,900         15,633,134
--------------------------------------------------------------------------------
AMIS Holdings, Inc. 1,2                              760,600          9,522,712
--------------------------------------------------------------------------------
Amkor
Technology, Inc. 1,2                                 824,550         12,986,663
--------------------------------------------------------------------------------
Asyst
Technologies, Inc. 1,2                               177,800          1,285,494

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Continued
Atheros
Communications,
Inc. 1,2                                             541,300   $     16,693,692
--------------------------------------------------------------------------------
ATMI, Inc. 1,2                                       391,600         11,748,000
--------------------------------------------------------------------------------
Axcelis
Technologies, Inc. 1,2                               380,800          2,471,392
--------------------------------------------------------------------------------
Brooks
Automation, Inc. 1,2                                 809,700         14,696,055
--------------------------------------------------------------------------------
Cabot
Microelectronics
Corp. 1,2                                             33,700          1,196,013
--------------------------------------------------------------------------------
Cohu, Inc.                                             8,100            180,225
--------------------------------------------------------------------------------
Credence
Systems Corp. 1,2                                    177,700            639,720
--------------------------------------------------------------------------------
Cymer, Inc. 1,2                                      406,480         16,340,496
--------------------------------------------------------------------------------
Entegris, Inc. 1,2                                   788,190          9,363,697
--------------------------------------------------------------------------------
Exar Corp. 1,2                                       168,700          2,260,580
--------------------------------------------------------------------------------
Fairchild
Semiconductor
International, Inc.,
Cl. A 1                                              316,800          6,120,576
--------------------------------------------------------------------------------
FEI Co. 1,2                                          462,400         15,009,504
--------------------------------------------------------------------------------
Hittite Microwave
Corp. 1,2                                            136,800          5,845,464
--------------------------------------------------------------------------------
Intersil Corp., Cl. A                                 60,300          1,897,038
--------------------------------------------------------------------------------
KLA-Tencor Corp.                                      55,200          3,033,240
--------------------------------------------------------------------------------
Kulicke & Soffa
Industries, Inc. 1,2                                 321,900          3,370,293
--------------------------------------------------------------------------------
Lam Research Corp. 1                                 139,700          7,180,580
--------------------------------------------------------------------------------
LTX Corp. 1,2                                        176,000            978,560
--------------------------------------------------------------------------------
Mattson
Technology, Inc. 1,2                                  46,100            447,170
--------------------------------------------------------------------------------
Micrel, Inc.                                       1,324,800         16,851,456
--------------------------------------------------------------------------------
Microchip
Technology, Inc.                                      15,000            555,600
--------------------------------------------------------------------------------
MKS
Instruments, Inc. 1                                  617,400         17,101,980
--------------------------------------------------------------------------------
Monolithic Power
Systems, Inc. 1,2                                     23,000            401,350
--------------------------------------------------------------------------------
National
Semiconductor
Corp. 2                                              351,800          9,945,386

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Continued
Netlogic
Microsystems, Inc. 1,2                                61,200   $      1,948,608
--------------------------------------------------------------------------------
Novellus
Systems, Inc. 1,2                                    223,000          6,326,510
--------------------------------------------------------------------------------
ON Semiconductor
Corp. 1                                              725,400          7,776,288
--------------------------------------------------------------------------------
Redcorp
Ventures Ltd. 1,3                                  4,502,900          1,965,594
--------------------------------------------------------------------------------
RF Micro
Devices, Inc. 1,2                                    415,400          2,592,096
--------------------------------------------------------------------------------
Rudolph
Technologies, Inc. 1                                   8,400            139,524
--------------------------------------------------------------------------------
Semtech Corp. 1,2                                    372,000          6,446,760
--------------------------------------------------------------------------------
Silicon Storage
Technology, Inc. 1,2                                 481,600          1,796,368
--------------------------------------------------------------------------------
SiRF Technology
Holdings, Inc. 1,2                                   104,100          2,159,034
--------------------------------------------------------------------------------
Supertex, Inc. 1,2                                    50,200          1,573,268
--------------------------------------------------------------------------------
Teradyne, Inc. 1                                     368,000          6,469,440
--------------------------------------------------------------------------------
Tessera
Technologies, Inc. 1,2                               336,700         13,653,185
--------------------------------------------------------------------------------
TriQuint
Semiconductor, Inc. 1                                251,200          1,271,072
--------------------------------------------------------------------------------
Varian
Semiconductor
Equipment
Associates, Inc. 1                                   215,750          8,642,945
--------------------------------------------------------------------------------
Verigy Ltd. 1                                        502,300         14,370,803
--------------------------------------------------------------------------------
Xilinx, Inc.                                         277,500          7,428,675
--------------------------------------------------------------------------------
Zoran Corp. 1                                        413,200          8,280,528
                                                               -----------------
                                                                    298,217,283

--------------------------------------------------------------------------------
SOFTWARE--3.6%
Actuate Corp. 1,2                                    436,200          2,961,798
--------------------------------------------------------------------------------
Advent
Software, Inc. 1,2                                    64,200          2,089,710
--------------------------------------------------------------------------------
Ansoft Corp. 1,2                                     134,746          3,973,660
--------------------------------------------------------------------------------
Aspen
Technology, Inc. 1,2                                 781,800         10,945,200
--------------------------------------------------------------------------------
Blackbaud, Inc.                                      392,724          8,671,346
--------------------------------------------------------------------------------
Blackboard, Inc. 1,2                                  30,500          1,284,660

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE Continued
BMC Software, Inc. 1                                 278,300   $      8,432,490
--------------------------------------------------------------------------------
Cadence Design
Systems, Inc. 1                                      402,000          8,827,920
--------------------------------------------------------------------------------
Cognos, Inc. 1                                       117,800          4,673,126
--------------------------------------------------------------------------------
Compuware Corp. 1                                    707,100          8,386,206
--------------------------------------------------------------------------------
Comverge, Inc. 1                                       9,320            289,013
--------------------------------------------------------------------------------
Epicor
Software Corp. 1,2                                   350,100          5,205,987
--------------------------------------------------------------------------------
EPIQ Systems, Inc. 1,2                               188,550          3,046,968
--------------------------------------------------------------------------------
Fair Isaac Corp. 2                                   185,700          7,450,284
--------------------------------------------------------------------------------
FalconStor
Software, Inc. 1,2                                   209,800          2,213,390
--------------------------------------------------------------------------------
Henry (Jack) &
Associates, Inc.                                     379,200          9,764,400
--------------------------------------------------------------------------------
i2 Technoloogies,
Inc. 1,2                                              63,900          1,191,096
--------------------------------------------------------------------------------
Interactive
Intelligence, Inc. 1                                  10,500            216,300
--------------------------------------------------------------------------------
Magma Design
Automation, Inc. 1                                   194,500          2,730,780
--------------------------------------------------------------------------------
Manhattan
Associates, Inc. 1,2                                 233,000          6,503,030
--------------------------------------------------------------------------------
McAfee, Inc. 1                                       253,100          8,909,120
--------------------------------------------------------------------------------
Mentor Graphics
Corp. 1,2                                          1,001,700         13,192,389
--------------------------------------------------------------------------------
MICROS
Systems, Inc. 1,2                                    120,700          6,566,080
--------------------------------------------------------------------------------
MicroStrategy, Inc.,
Cl. A 1,2                                            137,000         12,945,130
--------------------------------------------------------------------------------
OPNET
Technologies, Inc. 1                                   7,000             80,570
--------------------------------------------------------------------------------
Parametric
Technology Corp. 1                                   585,550         12,653,736
--------------------------------------------------------------------------------
Quality Systems, Inc. 2                              136,800          5,194,296
--------------------------------------------------------------------------------
Quest Software, Inc. 1                               438,300          7,096,077
--------------------------------------------------------------------------------
Radiant
Systems, Inc. 1,2                                     52,300            692,452
--------------------------------------------------------------------------------
Secure Computing
Corp. 1,2                                            223,900          1,699,401
--------------------------------------------------------------------------------
SPSS, Inc. 1,2                                       160,200          7,071,228
--------------------------------------------------------------------------------
Sybase, Inc. 1                                       257,300          6,146,897

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE Continued
Synopsys, Inc. 1                                     276,400   $      7,305,252
--------------------------------------------------------------------------------
The9 Ltd., ADR 1                                     176,700          8,174,142
--------------------------------------------------------------------------------
TIBCO
Software, Inc. 1                                   2,091,400         18,927,170
--------------------------------------------------------------------------------
Tyler
Technologies, Inc. 1,2                               136,200          1,690,242
--------------------------------------------------------------------------------
Wind River
Systems, Inc. 1,2                                    215,600          2,371,600
                                                               -----------------
                                                                    219,573,146

--------------------------------------------------------------------------------
MATERIALS--7.2%
--------------------------------------------------------------------------------
CHEMICALS--3.5%
Albemarle Corp.                                      159,500          6,145,535
--------------------------------------------------------------------------------
Cabot Corp.                                          139,400          6,646,592
--------------------------------------------------------------------------------
Calgon Carbon
Corp. 1,2                                            218,200          2,531,120
--------------------------------------------------------------------------------
Celanese Corp.,
Series A                                             171,000          6,631,380
--------------------------------------------------------------------------------
CF Industries
Holdings, Inc.                                       251,500         15,062,335
--------------------------------------------------------------------------------
Ferro Corp.                                          419,900         10,468,107
--------------------------------------------------------------------------------
Fuller (H.B.) Co.                                    279,800          8,363,222
--------------------------------------------------------------------------------
Hercules, Inc. 1                                     734,100         14,425,065
--------------------------------------------------------------------------------
Innophos
Holdings, Inc. 2                                     109,400          1,564,420
--------------------------------------------------------------------------------
Innospec, Inc. 2                                      39,500          2,338,795
--------------------------------------------------------------------------------
International Flavors
& Fragrances, Inc.                                    49,100          2,560,074
--------------------------------------------------------------------------------
Koppers
Holdings, Inc. 2                                      96,400          3,246,752
--------------------------------------------------------------------------------
Landec Corp. 1,2                                     102,100          1,368,140
--------------------------------------------------------------------------------
LSB Industries, Inc. 1,2                              42,400            906,512
--------------------------------------------------------------------------------
Lubrizol Corp. (The)                                 130,400          8,417,320
--------------------------------------------------------------------------------
Lyondell
Chemical Co.                                         240,300          8,919,936
--------------------------------------------------------------------------------
Minerals
Technologies, Inc.                                    66,200          4,432,090
--------------------------------------------------------------------------------
Nalco Holding Co.                                    264,200          7,252,290
--------------------------------------------------------------------------------
NewMarket Corp.                                       48,900          2,365,293
--------------------------------------------------------------------------------
Olin Corp.                                           227,700          4,781,700
--------------------------------------------------------------------------------
OM Group, Inc. 1                                      42,100          2,227,932

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
CHEMICALS Continued
Pioneer Cos., Inc. 1                                  75,600   $      2,598,372
--------------------------------------------------------------------------------
PolyOne Corp. 1,2                                    345,400          2,483,426
--------------------------------------------------------------------------------
Rockwood
Holdings, Inc. 1                                     302,900         11,070,995
--------------------------------------------------------------------------------
Schulman (A.), Inc. 2                                 25,800            627,714
--------------------------------------------------------------------------------
Sensient
Technologies Corp. 2                                 661,500         16,795,485
--------------------------------------------------------------------------------
Spartech Corp.                                       506,500         13,447,575
--------------------------------------------------------------------------------
Stepan Co. 2                                          26,400            799,392
--------------------------------------------------------------------------------
Terra
Industries, Inc. 1,2                                 533,654         13,565,485
--------------------------------------------------------------------------------
Tronox, Inc., Cl. A 2                                171,500          2,466,170
--------------------------------------------------------------------------------
Tronox, Inc., Cl. B                                   23,200            325,960
--------------------------------------------------------------------------------
Valhi, Inc. 2                                         98,800          1,610,440
--------------------------------------------------------------------------------
Valspar Corp. (The)                                  186,400          5,295,624
--------------------------------------------------------------------------------
W.R. Grace & Co. 1,2                                 684,700         16,768,303
                                                               -----------------
                                                                    208,509,551

--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.9%
AEP Industries, Inc. 1,2                              36,900          1,660,869
--------------------------------------------------------------------------------
AptarGroup, Inc.                                     175,000          6,223,000
--------------------------------------------------------------------------------
Crown
Holdings, Inc. 1                                     101,500          2,534,455
--------------------------------------------------------------------------------
Greif, Inc., Cl. A 2                                  18,100          1,078,941
--------------------------------------------------------------------------------
Myers
Industries, Inc. 2                                   140,100          3,097,611
--------------------------------------------------------------------------------
Owens-Illinois, Inc. 1                                15,000            525,000
--------------------------------------------------------------------------------
Packaging Corp. of
America                                              186,000          4,707,660
--------------------------------------------------------------------------------
Pactiv Corp. 1                                       231,900          7,395,291
--------------------------------------------------------------------------------
Rock-Tenn Co., Cl. A                                 489,200         15,517,424
--------------------------------------------------------------------------------
Silgan Holdings, Inc.                                124,300          6,871,304
--------------------------------------------------------------------------------
Sonoco Products Co.                                  167,300          7,162,113
                                                               -----------------
                                                                     56,773,668

--------------------------------------------------------------------------------
METALS & MINING--2.5%
A. M. Castle & Co. 2                                  33,200          1,192,212
--------------------------------------------------------------------------------
AK Steel Holding
Corp. 1,2                                            115,300          4,308,761
--------------------------------------------------------------------------------
Amerigo
Resources Ltd.                                       779,600          2,034,535

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
METALS & MINING Continued
Brush Engineered
Materials, Inc. 1,2                                  123,250   $      5,175,268
--------------------------------------------------------------------------------
Century
Aluminum Co. 1,2                                     335,900         18,350,217
--------------------------------------------------------------------------------
Chaparral Steel Co. 2                                126,430          9,086,524
--------------------------------------------------------------------------------
Cleveland-Cliffs, Inc. 2                             149,500         11,611,665
--------------------------------------------------------------------------------
Compass Minerals
International, Inc. 2                                390,700         13,541,662
--------------------------------------------------------------------------------
Farallon
Resources Ltd. 1                                   1,067,800            771,843
--------------------------------------------------------------------------------
FNX Mining Co., Inc. 1                                 7,613            231,695
--------------------------------------------------------------------------------
Haynes
International, Inc.                                    8,300            700,769
--------------------------------------------------------------------------------
Hecla Mining Co. 1,2                               1,593,500         13,608,490
--------------------------------------------------------------------------------
Inmet Mining Corp.                                     9,700            750,322
--------------------------------------------------------------------------------
Meridian Gold, Inc. 1                                 23,700            648,538
--------------------------------------------------------------------------------
Metal
Management, Inc.                                     367,500         16,195,725
--------------------------------------------------------------------------------
Pearl Exploration &
Production Ltd. 1                                     41,442            197,241
--------------------------------------------------------------------------------
Quanex Corp.                                         303,573         14,784,005
--------------------------------------------------------------------------------
Schnitzer Steel
Industries, Inc. 2                                   331,400         15,887,316
--------------------------------------------------------------------------------
Steel Dynamics, Inc.                                 188,300          7,891,653
--------------------------------------------------------------------------------
Universal Stainless &
Alloy Products, Inc. 1,2                              23,200            817,336
--------------------------------------------------------------------------------
Worthington
Industries, Inc. 2                                   657,500         14,234,875
                                                               -----------------
                                                                    152,020,652

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.3%
Bowater, Inc. 2                                      334,400          8,343,280
--------------------------------------------------------------------------------
Buckeye
Technologies, Inc. 1                                 209,300          3,237,871
--------------------------------------------------------------------------------
Mercer
International, Inc. 1,2                              118,900          1,212,780
--------------------------------------------------------------------------------
Neenah Paper, Inc. 2                                  76,000          3,135,760
--------------------------------------------------------------------------------
Schweitzer-Mauduit
International, Inc. 2                                 80,700          2,501,700
                                                               -----------------
                                                                     18,431,391

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.1%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.8%
Alaska
Communications
Systems Group, Inc. 2                                200,800   $      3,180,672
--------------------------------------------------------------------------------
Atlantic
Tele-Network, Inc.                                    30,300            867,792
--------------------------------------------------------------------------------
Cbeyond, Inc. 1,2                                    339,500         13,074,145
--------------------------------------------------------------------------------
CenturyTel, Inc.                                     177,100          8,686,755
--------------------------------------------------------------------------------
Cincinnati Bell, Inc. 1                            3,367,000         19,461,260
--------------------------------------------------------------------------------
Citizens
Communications Co.                                   517,468          7,901,736
--------------------------------------------------------------------------------
Cogent
Communications
Group, Inc. 1,2                                      576,900         17,232,003
--------------------------------------------------------------------------------
Consolidated
Communications
Holdings, Inc. 2                                     118,500          2,678,100
--------------------------------------------------------------------------------
CT
Communications,
Inc. 2                                               105,000          3,203,550
--------------------------------------------------------------------------------
Embarq Corp.                                         173,600         11,001,032
--------------------------------------------------------------------------------
General
Communication,
Inc., Cl. A 1,2                                      175,500          2,248,155
--------------------------------------------------------------------------------
Golden
Telecom, Inc. 2                                       15,200            836,152
--------------------------------------------------------------------------------
Iowa
Telecommunications
Services, Inc. 2                                     138,300          3,143,559
--------------------------------------------------------------------------------
North Pittsburgh
Systems, Inc. 2                                       10,000            212,500
--------------------------------------------------------------------------------
NTELOS Holdings
Corp.                                                 57,000          1,575,480
--------------------------------------------------------------------------------
PAETEC Holding
Corp. 1,2                                            271,892          3,069,661
--------------------------------------------------------------------------------
Premiere Global
Services, Inc. 1,2                                   649,600          8,457,792
                                                               -----------------
                                                                    106,830,344

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.3%
Cellcom Israel Ltd. 2                                156,590          4,144,937

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES Continued
Dobson
Communications
Corp., Cl. A 1,2                                     305,500   $      3,394,105
--------------------------------------------------------------------------------
InPhonic, Inc. 1                                      26,000            121,160
--------------------------------------------------------------------------------
Rural Cellular
Corp., Cl. A 1                                        11,900            521,339
--------------------------------------------------------------------------------
Telephone & Data
Systems, Inc.                                        147,200          9,210,304
--------------------------------------------------------------------------------
USA Mobility, Inc. 2                                 127,200          3,403,872
                                                               -----------------
                                                                     20,795,717

--------------------------------------------------------------------------------
UTILITIES--3.3%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.9%
ALLETE, Inc. 2                                       100,900          4,747,345
--------------------------------------------------------------------------------
Central Vermont
Public Service Corp.                                  25,500            960,840
--------------------------------------------------------------------------------
El Paso Electric Co. 1                               562,500         13,815,000
--------------------------------------------------------------------------------
IDACORP, Inc. 2                                      200,800          6,433,632
--------------------------------------------------------------------------------
Otter Tail Corp. 2                                   145,200          4,656,564
--------------------------------------------------------------------------------
Portland General
Electric Co.                                          75,000          2,058,000
--------------------------------------------------------------------------------
UIL Holdings Corp. 2                                  22,566            746,935
--------------------------------------------------------------------------------
UniSource
Energy Corp.                                         471,600         15,510,924
--------------------------------------------------------------------------------
Westar Energy, Inc.                                  177,700          4,314,556
                                                               -----------------
                                                                     53,243,796

--------------------------------------------------------------------------------
ENERGY TRADERS--0.2%
Canadian Hydro
Developers, Inc. 1                                   406,000          2,359,202
--------------------------------------------------------------------------------
Mirant Corp. 1                                        56,300          2,401,195
--------------------------------------------------------------------------------
NRG Energy, Inc. 1,2                                 268,000         11,140,760
                                                               -----------------
                                                                     15,901,157

--------------------------------------------------------------------------------
GAS UTILITIES--1.4%
Atmos Energy Corp.                                   217,700          6,544,062
--------------------------------------------------------------------------------
Cascade Natural
Gas Corp. 2                                            9,700            256,177
--------------------------------------------------------------------------------
New Jersey
Resources Corp. 2                                    291,400         14,867,228
--------------------------------------------------------------------------------
Nicor, Inc. 2                                        172,900          7,420,868

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
GAS UTILITIES Continued
Northwest Natural
Gas Co. 2                                            225,200   $     10,401,988
--------------------------------------------------------------------------------
ONEOK, Inc.                                          175,000          8,821,750
--------------------------------------------------------------------------------
South Jersey
Industries, Inc. 2                                   163,200          5,774,016
--------------------------------------------------------------------------------
Southwest
Gas Corp. 2                                          345,900         11,694,879
--------------------------------------------------------------------------------
UGI Corp.                                            195,600          5,335,968
--------------------------------------------------------------------------------
WGL Holdings, Inc.                                   383,000         12,501,120
                                                               -----------------
                                                                     83,618,056

--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.8%
Avista Corp. 2                                       543,500         11,712,425
--------------------------------------------------------------------------------
Black Hills Corp. 2                                  352,500         14,011,875
--------------------------------------------------------------------------------
CenterPoint
Energy, Inc.                                         449,900          7,828,260
--------------------------------------------------------------------------------
CH Energy
Group, Inc. 2                                         20,200            908,394
--------------------------------------------------------------------------------
DTE Energy Co.                                        43,000          2,073,460
--------------------------------------------------------------------------------
Energy East Corp. 2                                   68,600          1,789,774
--------------------------------------------------------------------------------
NiSource, Inc.                                       341,900          7,080,749
--------------------------------------------------------------------------------
PNM Resources, Inc.                                   57,700          1,603,483
--------------------------------------------------------------------------------
Vectren Corp.                                         91,900          2,474,857
                                                               -----------------
                                                                     49,483,277
                                                               -----------------
Total Common Stocks
(Cost $5,076,231,924)                                             5,989,217,299

--------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------
Simon Property
Group, Inc., 6% Cv.,
Non-Vtg.
(Cost $93,170)                                         1,740            132,223

                                                       UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Redcorp Ventures
Ltd. Wts., Exp. 7/5/09 1,4
(Cost $0)                                          2,251,500             76,935

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--1.0%
--------------------------------------------------------------------------------
Oppenheimer
Institutional Money
Market Fund, Cl. E,
5.28% 5,6
(Cost $59,435,689)                                59,435,689   $     59,435,689

--------------------------------------------------------------------------------
Total Investments,
at Value (excluding
Investments Purchased
with Cash Collateral
from Securities Loaned)
(Cost $5,135,760,783)                                             6,048,862,146

                                                   PRINCIPAL
                                                      AMOUNT
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--24.4% 7
--------------------------------------------------------------------------------
ASSET BACKED FLOATING NOTE--2.4%
Carrington
Mortgage Loan
Trust,
Series 2007-RFC1,
Cl. A1,
5.37%, 7/25/07                                 $  22,103,513         22,103,513
--------------------------------------------------------------------------------
Citigroup Mortgage
Loan Trust, Inc.,
Series 2006-HE1,
Cl. A1,
5.38%, 7/25/07                                       827,448            827,448
--------------------------------------------------------------------------------
Countrywide
Asset-Backed
Certificates,
Series 2005-17,
Cl. 4AV1,
5.43%, 7/25/07                                       276,088            276,088
--------------------------------------------------------------------------------
Credit-Based Asset
Servicing &
Securitization LLC,
5.36%, 7/25/07                                     6,166,678          6,166,678
--------------------------------------------------------------------------------
GE-WMC Mortgage
Securities LLC,
Series 2005-2,
Cl. A2A,
5.42%, 7/25/07                                       443,185            443,185

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
ASSET BACKED FLOATING NOTE Continued
GSAA Home Equity
Trust, Series 2005-15,
Cl. 2A1,
5.41%, 7/25/07                                 $   3,369,657   $      3,369,657
--------------------------------------------------------------------------------
Home Equity Asset
Trust, Series 2006-6,
Cl. 2A1,
5.38%, 7/25/07                                     5,382,373          5,382,373
--------------------------------------------------------------------------------
Morgan Stanley
ABS Capital I,
Series 2007-NC2,
Cl. A2A,
5.43%, 7/25/07                                    18,590,400         18,590,400
--------------------------------------------------------------------------------
Morgan Stanley
ABS Capital I,
Series 2007-NC4,
Cl. A2A,
5.40%, 7/25/07                                    22,829,321         22,829,321
--------------------------------------------------------------------------------
Option One
Mortgage Loan
Trust, Series 2007-2,
Cl. SA1,
5.41%, 7/25/07                                    12,952,759         12,952,759
--------------------------------------------------------------------------------
Specialty
Underwriting &
Residential Finance
Trust, Series 2006
BC1, Cl. A2A,
5.40%, 7/25/07                                     7,901,563          7,901,563
--------------------------------------------------------------------------------
Structured Asset
Investment Loan
Trust, Series 2005-11,
Cl. A4,
5.41%, 7/25/07                                     4,692,301          4,692,301
--------------------------------------------------------------------------------
Whitehawk CDO
Funding Corp.,
5.41%, 9/17/07                                    38,000,000         38,000,000
                                                               -----------------
                                                                    143,535,286

--------------------------------------------------------------------------------
BANK FLOATING RATE NOTES--0.7%
National City Bank
Cleveland,
5.36%, 7/2/07                                     11,999,418         11,999,418
--------------------------------------------------------------------------------
Wachovia Bank NA,
5.36%, 7/2/07                                     31,000,000         31,000,000
                                                               -----------------
                                                                     42,999,418

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL PAPER--0.8%
Anglo Irish Bank
Corp. plc,
5.36%, 7/13/07                                 $  48,681,764   $     48,681,764
--------------------------------------------------------------------------------
FUNDING AGREEMENT/GUARANTEED INVESTMENT
CONTRACT--0.9%
Metropolitan Life
Insurance Co.,
5.37%, 7/2/07                                     20,000,000         20,000,000
--------------------------------------------------------------------------------
Protective Life
Insurance Co.,
5.43%, 7/26/07                                    15,000,000         15,000,000
--------------------------------------------------------------------------------
Protective Life
Insurance Co.,
5.48%, 7/30/07                                    19,000,000         19,000,000
                                                               -----------------
                                                                     54,000,000

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--5.7%
Undivided interest of 1.19% in joint repurchase
agreement (Principal Amount/Value $500,000,000,
with a maturity value of $500,225,625) with
Barclays Capital, 5.415%, dated 6/29/07, to be
repurchased at $5,954,460 on 7/2/07,
collateralized by Private Label
CMOs, 0%, 5/27/35-2/25/48,
with a value of
$525,000,000                                       5,951,774          5,951,774
--------------------------------------------------------------------------------
Undivided interest of 1.35% in joint repurchase
agreement (Principal Amount/Value
$1,320,000,000, with a maturity value of
$1,320,596,750) with Nomura Securities,
5.425%, dated 6/29/07, to be repurchased at
$17,808,142 on 7/2/07, collateralized by
Private Label CMOs, 0%-6.75%, 10/25/21-1/25/47,
with a value of
$1,386,000,000                                    17,800,095         17,800,095
--------------------------------------------------------------------------------
Undivided interest of 13.33% in joint
repurchase agreement (Principal Amount/Value
$750,000,000, with a maturity value of
$750,338,438) with Barclays Capital, 5.415%,
dated 6/29/07, to be repurchased at
$100,045,125 on 7/2/07, collateralized by
Private Label CMOs, 0%, 11/12/16-2/25/48,
with a value of
$787,500,000                                     100,000,000        100,000,000

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS Continued
Undivided interest of 16% in joint
repurchase agreement (Principal
Amount/Value $500,000,000, with a maturity
value of $500,225,625) with Credit Suisse
First Boston LLC, 5.415%, dated 6/29/07,
to be repurchased at 80,036,100 on 7/2/07,
collateralized by Private Label CMOs,
0%-5.85%, 2/15/22-3/15/39, with a value of
$525,005,020                                   $  80,000,000   $     80,000,000
--------------------------------------------------------------------------------
Undivided interest of 3.33% in joint
repurchase agreement (Principal
Amount/Value $1,500,000,000, with a
maturity value of $1,500,676,875) with
Barclays Capital, 5.415%, dated 6/29/07,
to be repurchased at $50,022,563 on
7/2/07, collateralized by Private Label
CMOs, 0%-5.63%, 1/25/11-5/25/47, with a
value of $1,575,000,000                           50,000,000         50,000,000
--------------------------------------------------------------------------------
Undivided interest of 34.62% in joint
repurchase agreement (Principal
Amount/Value $260,000,000, with a maturity
value of $265,117,000) with BNP Paribas
Securities Corp., 5.40%, dated 6/29/07, to
be repurchased at $90,040,500 on 7/2/07,
collateralized by Private label CMOs,
0%-6%, 5/1/29-6/1/37, with a value of
$265,200,000                                      90,000,000         90,000,000
                                                               -----------------
                                                                    343,751,869

--------------------------------------------------------------------------------
MASTER FLOATING NOTE--1.6%
CDC Financial Products, Inc.,
5.43%, 7/2/07                                     34,000,000         34,000,000
--------------------------------------------------------------------------------
Citigroup Global
Markets, Inc., 5.45%,
7/2/07                                            40,000,000         40,000,000
--------------------------------------------------------------------------------
Morgan Stanley,
5.56%, 7/2/07                                     25,000,000         25,000,000
                                                               -----------------
                                                                     99,000,000

--------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--12.2%
AIG Match Funding
Corp., 5.36%, 7/2/07                              40,000,000         40,000,000
--------------------------------------------------------------------------------
American Express
Credit Corp.,
5.33%, 7/16/07                                     6,000,000          6,000,000

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE Continued
American General
Finance Corp.,
5.37%, 7/9/07                                  $  13,000,000   $     13,000,000
--------------------------------------------------------------------------------
American Honda
Finance Corp.,
5.35%, 9/17/07                                    49,041,149         49,041,149
--------------------------------------------------------------------------------
American Honda
Finance Corp.,
5.37%, 9/10/07                                    13,511,293         13,511,293
--------------------------------------------------------------------------------
Bear Stearns,
5.37%, 7/2/07                                     19,000,000         19,000,000
--------------------------------------------------------------------------------
Beta Finance, Inc.,
5.37%, 7/2/07                                      4,999,457          4,999,457
--------------------------------------------------------------------------------
Beta Finance, Inc.,
5.39%, 7/2/07                                     24,984,298         24,984,298
--------------------------------------------------------------------------------
Caixa Catal,
5.39%, 9/7/07                                     15,000,000         15,000,000
--------------------------------------------------------------------------------
CC USA, Inc.,
5.37%, 7/2/07                                      9,000,000          9,000,000
--------------------------------------------------------------------------------
CC USA, Inc.,
5.37%, 7/2/07                                      7,000,000          7,000,000
--------------------------------------------------------------------------------
CC USA, Inc.,
5.38%, 7/2/07                                     13,997,883         13,997,883
--------------------------------------------------------------------------------
CC USA, Inc.,
5.38%, 7/2/07                                      6,998,944          6,998,944
--------------------------------------------------------------------------------
CC USA, Inc.,
5.39%, 7/2/07                                     25,484,014         25,484,014
--------------------------------------------------------------------------------
Dorada Finance, Inc.,
5.37%, 7/2/07                                      6,000,000          6,000,000
--------------------------------------------------------------------------------
Fifth Third Bancorp,
5.32%, 7/23/07                                     2,000,000          2,000,000
--------------------------------------------------------------------------------
Five Finance, Inc.,
5.38%, 7/2/07                                     18,998,563         18,998,563
--------------------------------------------------------------------------------
Five Finance, Inc.,
5.38%, 7/2/07                                      3,999,709          3,999,709
--------------------------------------------------------------------------------
Goldman Sachs
Group, Inc.,
5.41%, 7/2/07                                     25,000,000         25,000,000
--------------------------------------------------------------------------------
Goldman Sachs
Group, Inc.,
5.54%, 7/2/07                                      5,000,000          5,000,000
--------------------------------------------------------------------------------
HBOS Treasury
Services plc,
5.37%, 7/2/07                                      3,000,000          3,000,000

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE Continued
HSBC Finance Corp.,
5.33%, 7/6/07                                  $   3,000,000   $      3,000,000
--------------------------------------------------------------------------------
Jackson National
Life Global Fund,
5.38%, 9/4/07                                     25,000,000         25,000,000
--------------------------------------------------------------------------------
K2 (USA) LLC,
5.37%, 7/2/07                                     49,970,000         49,970,000
--------------------------------------------------------------------------------
K2 (USA) LLC,
5.39%, 7/2/07                                      5,998,866          5,998,866
--------------------------------------------------------------------------------
LINKS Finance LLC,
5.37%, 7/2/07                                      7,000,506          7,000,506
--------------------------------------------------------------------------------
LINKS Finance LLC,
5.37%, 7/2/07                                     44,977,500         44,977,500
--------------------------------------------------------------------------------
LINKS Finance LLC,
5.38%, 7/2/07                                      8,002,495          8,002,495
--------------------------------------------------------------------------------
MBIA Global
Funding LLC,
5.33%, 7/30/07                                     3,000,000          3,000,000
--------------------------------------------------------------------------------
MBIA Global
Funding LLC,
5.37%, 7/2/07                                     32,500,000         32,500,000
--------------------------------------------------------------------------------
MBIA Global
Funding LLC,
5.37%, 7/2/07                                     18,000,000         18,000,000
--------------------------------------------------------------------------------
MBIA Global
Funding LLC,
5.37%, 7/2/07                                      8,000,000          8,000,000
--------------------------------------------------------------------------------
Merrill Lynch & Co.,
5.41%, 7/2/07                                     30,000,000         30,000,000
--------------------------------------------------------------------------------
Merrill Lynch & Co.,
5.42%, 7/2/07                                     40,000,000         40,000,000
--------------------------------------------------------------------------------
Metropolitan Life
Global Funding,
5.31%, 7/23/07                                    38,500,000         38,500,000
--------------------------------------------------------------------------------
Morgan Stanley,
5.44%, 7/2/07                                     22,000,000         22,000,000
--------------------------------------------------------------------------------
Nationwide
Global Fund I,
5.36%, 9/17/07                                    54,054,730         54,054,730
--------------------------------------------------------------------------------
PACCAR
Financial Corp.,
5.36%, 8/28/07                                     7,505,446          7,505,446

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE Continued
Pricoa Global
Funding I,
5.36%, 9/12/07                                 $  14,002,416   $     14,002,416
--------------------------------------------------------------------------------
Sigma Finance, Inc.,
5.37%, 7/2/07                                     10,000,000         10,000,000
--------------------------------------------------------------------------------
Tango Finance Corp.,
5.38%, 7/2/07                                      3,499,472          3,499,472
                                                               -----------------
                                                                    737,026,741

--------------------------------------------------------------------------------
YANKEE FLOATING CERTIFICATE OF DEPOSIT--0.1%
Natexis Banques
Populaires NY,
5.37%, 7/2/07                                      2,000,000          2,000,000
--------------------------------------------------------------------------------
Natexis Banques
Populaires NY,
5.39%, 7/2/07                                      3,999,708          3,999,708
                                                               -----------------
                                                                      5,999,708
                                                               -----------------
Total Investments Purchased with
Cash Collateral from Securities
Loaned (Cost $1,474,994,786)                                      1,474,994,786

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $6,610,755,569)                                  124.3%     7,523,856,932
--------------------------------------------------------------------------------
LIABILITIES
IN EXCESS OF
OTHER ASSETS                                           (24.3)    (1,468,655,173)
                                               ---------------------------------
NET ASSETS                                             100.0%  $  6,055,201,759
                                               =================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security. See Note 7 of accompanying Notes.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of
Trustees. These securities amount to $4,026,519 or 0.07% of the Fund's net assets as of June 30, 2007.

4. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of June 30, 2007 was $588,083, which represents 0.01%
of the Fund's net assets, of which $511,148 is considered restricted. See Note 6 of accompanying Notes.

5. Rate shown is the 7-day yield as of June 30, 2007.

6. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2007, by virtue of the Fund owning at least
5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                SHARES           GROSS           GROSS          SHARES
                                                         JUNE 30, 2006       ADDITIONS      REDUCTIONS   JUNE 30, 2007
-----------------------------------------------------------------------------------------------------------------------

Oppenheimer Institutional Money
Market Fund, Cl. E                                                 --    1,081,024,860   1,021,589,171      59,435,689

                                                                                                 VALUE        DIVIDEND
                                                                                            SEE NOTE 1          INCOME
-----------------------------------------------------------------------------------------------------------------------

Oppenheimer Institutional Money Market Fund,Cl. E                                        $  59,435,689   $   2,141,106

7. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES  June 30, 2007
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------

ASSETS
---------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $6,551,319,880)                                             $ 7,464,421,243
Affiliated companies (cost $59,435,689)                                                       59,435,689
                                                                                         ----------------
                                                                                           7,523,856,932
---------------------------------------------------------------------------------------------------------
Cash                                                                                           1,160,681
---------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                              49,063,802
Shares of beneficial interest sold                                                            35,157,454
Interest and dividends                                                                         5,840,524
Other                                                                                             38,217
                                                                                         ----------------
Total assets                                                                               7,615,117,610

---------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                 1,474,994,786
---------------------------------------------------------------------------------------------------------
Payables and other liabilities
Investments purchased                                                                         72,553,984
Shares of beneficial interest redeemed                                                         7,709,535
Distribution and service plan fees                                                             3,149,822
Transfer and shareholder servicing agent fees                                                  1,014,958
Shareholder communications                                                                       391,999
Trustees' compensation                                                                            25,548
Other                                                                                             75,219
                                                                                         ----------------
Total liabilities                                                                          1,559,915,851

---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                               $ 6,055,201,759
                                                                                         ================

---------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                               $       252,178
---------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                 4,764,362,119
---------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                             12,539,689
---------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions               364,957,102
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
   denominated in foreign currencies                                                         913,090,671
                                                                                         ----------------
NET ASSETS                                                                               $ 6,055,201,759
                                                                                         ================

---------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $3,766,573,389
and 155,308,697 shares of beneficial interest outstanding)                                        $ 24.25
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering
price)                                                                                            $ 25.73
----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $473,768,291 and 21,031,398 shares
of beneficial interest outstanding)                                                               $ 22.53
----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $710,808,070 and 31,426,852 shares
of beneficial interest outstanding)                                                               $ 22.62
----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $300,359,808 and 12,671,047 shares
of beneficial interest outstanding)                                                               $ 23.70
----------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets
of $803,692,201 and 31,740,446 shares of beneficial interest outstanding)                         $ 25.32

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS  For the Year Ended June 30, 2007
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $97,379)                       $  65,317,223
Affiliated companies                                                                           2,141,106
---------------------------------------------------------------------------------------------------------
Interest                                                                                       1,128,014
---------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                         5,012,362
---------------------------------------------------------------------------------------------------------
Other income                                                                                      62,282
                                                                                           --------------
Total investment income                                                                       73,660,987

---------------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------------
Management fees                                                                               30,918,366
---------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                        7,582,197
Class B                                                                                        4,786,014
Class C                                                                                        6,451,775
Class N                                                                                        1,224,617
---------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                        7,471,056
Class B                                                                                        1,156,639
Class C                                                                                        1,307,744
Class N                                                                                          797,787
Class Y                                                                                          244,557
---------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                          395,619
Class B                                                                                          144,379
Class C                                                                                          102,288
Class N                                                                                           12,320
Class Y                                                                                            1,553
---------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                            76,658
---------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                       39,926
---------------------------------------------------------------------------------------------------------
Administration service fees                                                                        1,500
---------------------------------------------------------------------------------------------------------
Other                                                                                            137,628
                                                                                           --------------
Total expenses                                                                                62,852,623
Less reduction to custodian expenses                                                              (1,095)
Less waivers and reimbursements of expenses                                                      (43,166)
                                                                                           --------------
Net expenses                                                                                  62,808,362

---------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                         10,852,625

---------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                                  471,937,677
Foreign currency transactions                                                                  3,708,470
                                                                                           --------------
Net realized gain                                                                            475,646,147
---------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                  304,110,821
Translation of assets and liabilities denominated in foreign currencies                       (3,039,191)
                                                                                           --------------
Net change in unrealized appreciation                                                        301,071,630

---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                       $ 787,570,402
                                                                                           ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                                                                  2007              2006
------------------------------------------------------------------------------------------------------------

OPERATIONS
------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                               $   10,852,625    $   (9,502,679)
------------------------------------------------------------------------------------------------------------
Net realized gain                                                             475,646,147       426,572,465
------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                         301,071,630       119,956,390
                                                                           ---------------------------------
Net increase in net assets resulting from operations                          787,570,402       537,026,176

------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                      (198,184,565)     (123,396,354)
Class B                                                                       (34,084,425)      (35,378,149)
Class C                                                                       (45,157,710)      (36,694,343)
Class N                                                                       (16,187,088)      (10,529,852)
Class Y                                                                       (33,646,099)      (18,625,659)
                                                                           ---------------------------------
                                                                             (327,259,887)     (224,624,357)

------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                       891,622,920       849,583,069
Class B                                                                       (62,735,159)      (55,527,250)
Class C                                                                        59,556,302        81,658,704
Class N                                                                        85,583,224        48,842,294
Class Y                                                                       324,792,387       159,430,395
                                                                           ---------------------------------
                                                                            1,298,819,674     1,083,987,212

------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------
Total increase                                                              1,759,130,189     1,396,389,031
------------------------------------------------------------------------------------------------------------
Beginning of period                                                         4,296,071,570     2,899,682,539
                                                                           ---------------------------------
End of period (including accumulated net investment income (loss)
of $12,539,689 and ($343,710), respectively)                               $6,055,201,759    $4,296,071,570
                                                                           =================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED JUNE 30,                   2007          2006          2005          2004        2003
--------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $    22.27    $    20.17    $    19.52    $    14.78    $  15.12
--------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                       .08 1        (.02) 1       (.04) 1       (.10)       (.08)
Net realized and unrealized gain (loss)           3.45          3.59          2.65          4.84        (.26)
                                            ------------------------------------------------------------------
Total from investment operations                  3.53          3.57          2.61          4.74        (.34)
--------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Distributions from net realized gain             (1.55)        (1.47)        (1.96)           --          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $    24.25    $    22.27    $    20.17    $    19.52    $  14.78
                                            ==================================================================

--------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2               16.48%        18.22%        13.82%        32.07%      (2.25)%
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $3,766,574    $2,584,254    $1,557,307    $1,177,389    $584,052
--------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $3,086,495    $2,040,757    $1,325,846    $  904,397    $490,057
--------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                      0.35%        (0.07)%       (0.20)%       (0.42)%     (0.59)%
Total expenses                                    1.12% 4       1.15%         1.19%         1.17%       1.39%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                             1.12%         1.15%         1.19%         1.17%       1.36%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            114%          102%          132%          127%        117%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended June 30, 2007     1.12%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED JUNE 30,                       2007        2006        2005        2004         2003
-------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  20.94    $  19.19    $  18.79    $  14.35     $  14.79
-------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                   (.10) 1     (.18) 1     (.18) 1     (.20)        (.14)
Net realized and unrealized gain (loss)               3.24        3.40        2.54        4.64         (.30)
                                                  -----------------------------------------------------------
Total from investment operations                      3.14        3.22        2.36        4.44         (.44)
-------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                 (1.55)      (1.47)      (1.96)         --           --
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $  22.53    $  20.94    $  19.19    $  18.79     $  14.35
                                                  ===========================================================

-------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                   15.63%      17.29%      12.98%      30.94%       (2.98)%
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $473,768    $501,742    $510,183    $482,028     $330,174
-------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $479,042    $512,657    $490,050    $432,160     $268,057
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                  (0.46)%     (0.85)%     (0.98)%     (1.26)%      (1.34)%
Total expenses                                        1.89% 4     1.92%       1.97%       2.01%        2.21%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                 1.89%       1.92%       1.97%       2.01%        2.11%
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                114%        102%        132%        127%        117%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended June 30, 2007     1.89%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CLASS C     YEAR ENDED JUNE 30,                      2007         2006         2005         2004        2003
--------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  21.01     $  19.24     $  18.82     $  14.36    $  14.79
--------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                  (.08) 1      (.16) 1      (.17) 1      (.17)       (.13)
Net realized and unrealized gain (loss)              3.24         3.40         2.55         4.63        (.30)
                                                 -------------------------------------------------------------
Total from investment operations                     3.16         3.24         2.38         4.46        (.43)
--------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                (1.55)       (1.47)       (1.96)          --          --
--------------------------------------------------------------------------------------------------------------

Net asset value, end of period                   $  22.62     $  21.01     $  19.24     $  18.82    $  14.36
                                                 =============================================================

--------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  15.68%       17.35%       13.07%       31.06%      (2.91)%
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $710,808     $600,331     $473,099     $402,056    $238,717
--------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $645,637     $543,420     $433,888     $340,201    $186,380
--------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                 (0.39)%      (0.79)%      (0.91)%      (1.17)%     (1.30)%
Total expenses                                       1.84% 4      1.87%        1.90%        1.91%       2.07%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                1.84%        1.87%        1.90%        1.91%       2.07%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               114%         102%         132%         127%        117%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended June 30, 2007     1.84%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N     YEAR ENDED JUNE 30,                        2007          2006          2005         2004        2003
------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   21.87     $   19.90     $   19.33     $  14.69    $  15.05
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                            .01 1        (.09) 1       (.10) 1      (.14)       (.11)
Net realized and unrealized gain (loss)                3.37          3.53          2.63         4.78        (.25)
                                                  ----------------------------------------------------------------
Total from investment operations                       3.38          3.44          2.53         4.64        (.36)
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                  (1.55)        (1.47)        (1.96)          --          --
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   23.70     $   21.87     $   19.90     $  19.33    $  14.69
                                                  ================================================================

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    16.08%        17.79%        13.53%       31.59%      (2.39)%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 300,360     $ 192,089     $ 129,631     $ 84,678    $ 41,474
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 245,298     $ 162,869     $ 105,497     $ 65,107    $ 24,417
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                           0.02%        (0.40)%       (0.50)%      (0.77)%     (0.83)%
Total expenses                                         1.45% 4       1.49%         1.54%        1.61%       1.64%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                  1.45%         1.48%         1.50%        1.52%       1.60%
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 114%          102%          132%         127%        117%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended June 30, 2007     1.45%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CLASS Y     YEAR ENDED JUNE 30,                      2007         2006       2005      2004     2003
------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  23.09     $  20.76   $  19.94   $ 15.03   $15.27
------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                          .20 1        .10 1      .08 1    (.03)    (.07)
Net realized and unrealized gain (loss)              3.58         3.70       2.70      4.94     (.17)
                                                 -----------------------------------------------------
Total from investment operations                     3.78         3.80       2.78      4.91     (.24)
------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                (1.55)       (1.47)     (1.96)       --       --
------------------------------------------------------------------------------------------------------

Net asset value, end of period                   $  25.32     $  23.09   $  20.76   $ 19.94   $15.03
                                                 =====================================================

------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  17.00%       18.83%     14.41%    32.67%   (1.57)%
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $803,692     $417,656   $229,463   $14,714   $7,637
------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $570,576     $314,236   $ 84,470   $11,428   $3,460
------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                0.83%        0.42%      0.39%     0.06%    0.00%
Total expenses                                       0.66% 4      0.66%      0.69%     0.70%    0.79%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                0.66%        0.66%      0.69%     0.70%    0.79%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               114%         102%       132%      127%     117%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended June 30, 2007     0.66%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Main Street Small Cap Fund (the Fund) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The
Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares.
Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for
Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES  VALUATION.  The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for business.  Securities  may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized  by the Board of  Trustees.  Securities  listed or traded on National
Stock  Exchanges or other  domestic  exchanges are valued based on the last sale price of the security  traded on that exchange prior to the time when the Fund's assets are  valued.  Securities  traded on  NASDAQ(R)  are  valued  based on the closing  price  provided by NASDAQ prior to the time when the Fund's  assets are valued.  In the absence of a sale, the security is valued at the last sale price on the prior  trading  day, if it is within the spread of the closing  "bid" and
"asked"  prices,  and if not,  at the closing  bid price.  Securities  traded on foreign  exchanges  are  valued  based on the last sale  price on the  principal exchange on which the security is traded, as identified by the portfolio pricing service,  prior to the time when the Fund's assets are valued. In the absence of a sale,  the security is valued at the official  closing  price on the principal
exchange.  Corporate,   government  and  municipal  debt  instruments  having  a
remaining  maturity in excess of sixty days and all  mortgage-backed  securities will be  valued  at the mean  between  the "bid"  and  "asked"  prices.  Futures contracts  traded on a  commodities  or futures  exchange  will be valued at the final settlement  price or official  closing price on the principal  exchange as reported by such  principal  exchange at its trading  session ending at, or most recently  prior to, the time when the  Fund's  assets are  valued.  Options  are valued daily based upon the last sale price on the  principal  exchange on which the option is traded.  Securities  (including  restricted  securities) for which market  quotations  are not  readily  available  are valued at their fair value.
Foreign and domestic  securities  whose values have been materially  affected by what the Manager  identifies as a significant  event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is  determined  in good  faith  using  consistently  applied procedures  under the  supervision  of the  Board of  Trustees.  Investments  in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value.  Short-term  "money market type" debt securities with  remaining  maturities  of sixty days or less are valued at amortized  cost
(which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in
U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New
York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the
Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The
Fund may invest the available cash in Class E shares of Oppenheimer
Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of
1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                             NET UNREALIZED
                                                               APPRECIATION
                                                           BASED ON COST OF
                                                             SECURITIES AND
    UNDISTRIBUTED    UNDISTRIBUTED         ACCUMULATED    OTHER INVESTMENTS
    NET INVESTMENT       LONG-TERM                LOSS   FOR FEDERAL INCOME
    INCOME                    GAIN    CARRYFORWARD 1,2         TAX PURPOSES
    -----------------------------------------------------------------------
    $89,746,569       $301,661,775                 $--         $899,204,667

1. During the fiscal year ended June 30, 2007, the Fund did not utilize any capital loss carryforward.

2. During the fiscal year ended June 30, 2006, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
Accordingly, the following amounts have been reclassified for June 30, 2007. Net assets of the Fund were unaffected by the reclassifications.

                                       INCREASE TO        REDUCTION TO
                                       ACCUMULATED     ACCUMULATED NET
              INCREASE TO           NET INVESTMENT       REALIZED GAIN
              PAID-IN CAPITAL               INCOME    ON INVESTMENTS 3
              --------------------------------------------------------
              $42,624,602               $2,030,774         $44,655,376

3. $42,624,602, including $33,936,376 of long-term capital gain, was distributed in connection with Fund share redemptions.

The tax character of distributions paid during the years ended June 30, 2007 and
June 30, 2006 was as follows:

                                           YEAR ENDED       YEAR ENDED
                                        JUNE 30, 2007    JUNE 30, 2006
              --------------------------------------------------------
              Distributions paid from:
              Ordinary income           $ 104,420,100     $ 39,998,944
              Long-term capital gain      222,839,787      184,625,413
                                        ------------------------------
              Total                     $ 327,259,887     $224,624,357
                                        ==============================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

              Federal tax cost of securities    $6,624,641,573
                                                ==============

              Gross unrealized appreciation     $1,002,065,573
              Gross unrealized depreciation       (102,860,906)
                                                --------------
              Net unrealized appreciation       $  899,204,667
                                                ==============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the
Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the
Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the
Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the
Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the
Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                     YEAR ENDED JUNE 30, 2007          YEAR ENDED JUNE 30, 2006
                                    SHARES             AMOUNT         SHARES             AMOUNT
------------------------------------------------------------------------------------------------

CLASS A
Sold                            60,720,498    $ 1,383,194,872     52,995,248    $ 1,162,183,582
Dividends and/or
distributions reinvested         8,159,374        181,872,344      5,536,169        115,207,421
Redeemed                       (29,599,467)      (673,444,296)   (19,694,701)      (427,807,934)
                               -----------------------------------------------------------------
Net increase                    39,280,405    $   891,622,920     38,836,716    $   849,583,069
                               =================================================================

------------------------------------------------------------------------------------------------
CLASS B
Sold                             2,210,418    $    46,913,865      3,108,091    $    64,354,603
Dividends and/or
distributions reinvested         1,544,101         32,101,924      1,686,726         33,161,089
Redeemed                        (6,678,679)      (141,750,948)    (7,423,199)      (153,042,942)
                               -----------------------------------------------------------------
Net decrease                    (2,924,160)   $   (62,735,159)    (2,628,382)   $   (55,527,250)
                               =================================================================

------------------------------------------------------------------------------------------------
CLASS C
Sold                             6,968,949    $   148,591,292      7,327,220    $   152,216,805
Dividends and/or
distributions reinvested         1,882,487         39,287,502      1,629,148         32,126,716
Redeemed                        (5,993,375)      (128,322,492)    (4,976,579)      (102,684,817)
                               -----------------------------------------------------------------
Net increase                     2,858,061    $    59,556,302      3,979,789    $    81,658,704
                               =================================================================

------------------------------------------------------------------------------------------------
CLASS N
Sold                             6,416,366    $   142,597,904      4,247,927    $    91,418,231
Dividends and/or
distributions reinvested           695,844         15,183,321        490,823         10,052,147
Redeemed                        (3,223,643)       (72,198,001)    (2,471,177)       (52,628,084)
                               -----------------------------------------------------------------
Net increase                     3,888,567    $    85,583,224      2,267,573    $    48,842,294
                               =================================================================

------------------------------------------------------------------------------------------------
CLASS Y
Sold                            15,743,029    $   375,520,314      8,542,508    $   193,792,968
Dividends and/or
distributions reinvested         1,425,840         33,093,751        864,309         18,599,939
Redeemed                        (3,518,471)       (83,821,678)    (2,367,710)       (52,962,512)
                               -----------------------------------------------------------------
Net increase                    13,650,398    $   324,792,387      7,039,107    $   159,430,395
                               =================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the year ended June 30,
2007, were as follows:

                                         PURCHASES                 SALES
      ------------------------------------------------------------------
      Investment securities         $6,654,115,896        $5,683,567,204

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                    FEE SCHEDULE
                    --------------------------------------
                    Up to $200 million               0.75%
                    Next $200 million                0.72
                    Next $200 million                0.69
                    Next $200 million                0.66
                    Next $4.2 billion                0.60
                    Over $5 billion                  0.58

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a per account fee. For the year ended June 30, 2007, the Fund paid
$10,785,394 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund
has  adopted  Distribution  and  Service  Plans for Class B, Class C and Class N
shares to compensate  the  Distributor  for its services in connection  with the distribution of those shares and servicing  accounts.  Under the plans, the Fund pays the Distributor an annual  asset-based sales charge of 0.75% on Class B and
Class C shares  and 0.25% on Class N shares.  The  Distributor  also  receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or
Class N plan is terminated by the Fund or by the  shareholders  of a class,  the
Board of  Trustees  and its  independent  trustees  must  determine  whether the
Distributor  shall be entitled  to payment  from the Fund of all or a portion of the service fee and/or  asset-based sales charge in respect to shares sold prior to the  effective  date of such  termination.  The  Distributor  determines  its
uncompensated   expenses   under  the  plan  at  calendar   quarter  ends.   The
Distributor's  aggregate  uncompensated expenses under the plan at June 30, 2007 for  Class  B,  Class C and  Class N  shares  were  $1,587,094,  $8,144,898  and
$2,859,515, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                          CLASS A         CLASS B         CLASS C         CLASS N
                          CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                        FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                    SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                      RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED            DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------------------------

June 30, 2007          $1,111,582         $16,834        $584,975         $62,155          $5,649

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended June 30, 2007, OFS waived $2,212 for Class N. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in
IMMF. During the year ended June 30, 2007, the Manager waived $40,954 for IMMF management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates.
Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS Continued

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of
Operations.

      As of June 30, 2007, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES

As of June 30, 2007, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the
Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation.
Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                       ACQUISITION               VALUATION AS OF     UNREALIZED
SECURITY                      DATE        COST     JUNE 30, 2007   APPRECIATION
--------------------------------------------------------------------------------
Tusk Energy Corp.         11/15/04   $ 492,524         $ 511,148       $ 18,624

--------------------------------------------------------------------------------
7. SECURITIES LENDING

     The Fund  lends  portfolio  securities  from  time to time in order to earn additional  income.  In  return,  the Fund  receives  collateral  in the form of securities,  letters  of credit  or cash,  against  the  loaned  securities  and maintains  collateral in an amount not less than 100% of the market value of the loaned  securities during the period of the loan. The market value of the loaned securities  is  determined  at the close of  business  each day.  If the Fund is undercollateralized  at the close of business due to an increase in market value of securities  on loan,  additional  collateral is requested  from the borrowing counterparty  and is  delivered  to the  Fund on the  next  business  day.  Cash collateral may be invested in approved  investments  and the Fund bears the risk of any loss in value of these  investments.  The Fund  retains a portion  of the interest earned from the collateral.  If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could  experience  delays and cost in  recovering  the  securities  loaned or in gaining  access to the  collateral.  The Fund  continues to receive the economic benefit of interest or dividends paid on the securities  loaned in the form of a substitute payment received from the borrower. As of June 30, 2007, the Fund had on loan securities valued at $1,442,715,893, which are included in the Statement of Assets and Liabilities as "Investments,  at value" and, when  applicable,  as
"Receivable for Investments sold." Collateral of $1,474,994,786 was received for the  loans,  all of which was  received  in cash and  subsequently  invested  in approved investments.

--------------------------------------------------------------------------------
8. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB
Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES.
FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109,
ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized.
FIN 48 is effective for fiscal years beginning after December 15, 2006. As of
June 30, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The
Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, ("FASB") issued Statement of Financial Accounting
Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS
No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts;
however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

                                  Appendix A

  OppenheimerFunds Special Sales
  Charge Arrangements and Waivers

     In certain  cases,  the initial  sales  charge that applies to purchases of
Class A shares(2) of the  Oppenheimer  funds or the  contingent  deferred  sales charge  that may apply to Class A, Class B or Class C shares  may be  waived.(3)
That is because of the economies of sales efforts  realized by  OppenheimerFunds
Distributor,  Inc.,  (referred to in this document as the "Distributor"),  or by dealers  or other  financial  institutions  that offer  those  shares to certain classes of investors. Not all waivers apply to all funds.

     For  the  purposes  of  some  of the  waivers  described  below  and in the
Prospectus and Statement of Additional Information of the applicable Oppenheimer funds,  the term  "Retirement  Plan"  refers  to the  following  types of plans:
1)plans  created or qualified  under  Sections  401(a) or 401(k) of the Internal
Revenue Code, 2) non-qualified  deferred compensation plans, 3) employee benefit plans(4) 4) Group  Retirement  Plans(5) 5) 403(b)(7)  custodial plan accounts 6)
Individual Retirement Accounts ("IRAs"),  including traditional IRAs, Roth IRAs,
SEP-IRAs, SARSEPs or SIMPLE plans

     The interpretation of these provisions as to the applicability of a special arrangement  or waiver in a  particular  case is in the sole  discretion  of the
Distributor or the transfer agent (referred to in this document as the "Transfer
Agent")  of  the  particular   Oppenheimer   fund.  These  waivers  and  special
arrangements  may be amended or terminated at any time by a particular fund, the
Distributor, and/or OppenheimerFunds,  Inc. (referred to in this document as the
"Manager").

     Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

     I.Applicability  of Class A Contingent  Deferred  Sales  Charges in Certain
Cases

     Purchases  of Class A Shares of  Oppenheimer  Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred Sales
Charge (unless a waiver applies).

     There is no initial  sales  charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent  deferred  sales charge if redeemed  within 18 months (24 months in the case of Oppenheimer  Rochester National  Municipals and
Rochester  Fund  Municipals)  of the  beginning of the  calendar  month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix  applies to the  redemption).  Additionally,  on shares  purchased under these  waivers that are subject to the Class A contingent  deferred  sales charge,  the  Distributor  will pay the applicable  concession  described in the
Prospectus  under "Class A Contingent  Deferred  Sales  Charge."(6)  This waiver provision applies to:

     |_| Purchases of Class A shares aggregating $1 million or more.

     |_| Purchases of Class A shares by a Retirement  Plan that was permitted to purchase  such shares at net asset value but  subject to a  contingent  deferred sales  charge  prior to March 1, 2001.  That  included  plans (other than IRA or
403(b)(7)  Custodial  Plans) that: 1) bought shares costing $500,000 or more, 2)
had at the time of purchase 100 or more eligible  employees or total plan assets of $500,000 or more, or 3) certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.

     |_|  Purchases  by  an  OppenheimerFunds-sponsored  Rollover  IRA,  if  the purchases are made:

     1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or

     2) by a direct rollover of a distribution from a qualified  Retirement Plan if the  administrator  of that  Plan  has  made  special  arrangements  with the
Distributor for those purchases.

     |_|  Purchases of Class A shares by  Retirement  Plans that have any of the following record-keeping arrangements:

     1) The record  keeping is  performed by Merrill  Lynch Pierce  Fenner &
Smith,  Inc.  ("Merrill  Lynch") on a daily  valuation  basis for the Retirement
Plan. On the date the plan sponsor signs the  record-keeping  service  agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a)  mutual  funds,  other than  those  advised  or managed by Merrill  Lynch
Investment  Management,  L.P. ("MLIM"),  that are made available under a Service
Agreement  between Merrill Lynch and the mutual fund's principal  underwriter or distributor,  and (b) funds  advised or managed by MLIM (the funds  described in
(a) and (b) are referred to as "Applicable Investments").

     2) The record  keeping  for the  Retirement  Plan is  performed  on a daily valuation  basis by a record keeper whose services are provided under a contract or arrangement  between the Retirement  Plan and Merrill Lynch.  On the date the plan sponsor signs the record keeping service  agreement with Merrill Lynch, the
Plan must have $5 million or more of its assets  (excluding  assets  invested in money market funds) invested in Applicable Investments.

     3) The record  keeping  for a  Retirement  Plan is handled  under a service agreement  with  Merrill  Lynch  and on the  date the plan  sponsor  signs  that agreement,  the Plan has 500 or more eligible  employees  (as  determined by the
Merrill Lynch plan conversion manager).

     II. Waivers of Class A Sales Charges of Oppenheimer Funds

     A. Waivers of Initial and  Contingent  Deferred  Sales  Charges for Certain
Purchasers.

     Class A shares purchased by the following  investors are not subject to any
Class A sales charges (and no  concessions  are paid by the  Distributor on such purchases):

     |_| The Manager or its affiliates.

     |_| Present or former  officers,  directors,  trustees and  employees  (and their  "immediate  families") of the Fund, the Manager and its  affiliates,  and retirement plans  established by them for their  employees.  The term "immediate family" refers to one's spouse, children, grandchildren,  grandparents, parents, parents-in-law,  brothers and sisters,  sons- and daughters-in-law,  a sibling's spouse, a spouse's siblings,  aunts,  uncles,  nieces and nephews;  relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.

     |_| Registered  management  investment  companies,  or separate accounts of insurance  companies having an agreement with the Manager or the Distributor for that purpose.

     |_| Dealers or brokers that have a sales agreement with the Distributor, if they purchase  shares for their own accounts or for  retirement  plans for their employees.

     |_| Employees and registered representatives (and their spouses) of dealers or brokers  described  above or  financial  institutions  that have entered into sales  arrangements  with such dealers or brokers (and which are  identified  as such to the Distributor) or with the Distributor.  The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).

     |_| Dealers,  brokers,  banks or registered  investment  advisors that have entered into an agreement with the Distributor  providing  specifically  for the use of shares of the Fund in particular  investment  products made  available to their clients.  Those clients may be charged a transaction  fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.

     |_|  Investment  advisors and  financial  planners who have entered into an agreement  for this  purpose  with the  Distributor  and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.

     |_| "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.

     |_| Clients of investment advisors or financial planners (that have entered into an  agreement  for this purpose  with the  Distributor)  who buy shares for their own accounts may also  purchase  shares  without  sales charge but only if their  accounts are linked to a master  account of their  investment  advisor or financial  planner on the books and  records of the broker,  agent or  financial intermediary  with which the  Distributor  has made such special  arrangements .
Each of these  investors may be charged a fee by the broker,  agent or financial intermediary for purchasing shares.

     |_| Directors,  trustees, officers or full-time employees of OpCap Advisors or its  affiliates,  their  relatives or any trust,  pension,  profit sharing or other benefit plan which beneficially owns shares for those persons.

     |_|  Accounts  for which  Oppenheimer  Capital  (or its  successor)  is the investment  advisor (the  Distributor  must be advised of this  arrangement) and persons  who are  directors  or  trustees  of the  company or trust which is the beneficial owner of such accounts.

     |_| A unit investment trust that has entered into an appropriate  agreement with the Distributor.

     |_| Dealers,  brokers,  banks, or registered  investment advisers that have entered  into an  agreement  with the  Distributor  to sell  shares  to  defined
contribution   employee  retirement  plans  for  which  the  dealer,  broker  or investment adviser provides administration services.

     |_|  Retirement  Plans and deferred  compensation  plans and trusts used to fund those plans  (including,  for example,  plans  qualified  or created  under sections  401(a),  401(k),  403(b) or 457 of the Internal Revenue Code), in each case if those  purchases  are made  through a broker,  agent or other  financial intermediary  that has made special  arrangements with the Distributor for those purchases.

     |_| A  TRAC-2000  401(k)  plan  (sponsored  by the  former  Quest for Value
Advisors)  whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the  termination of the Class B and Class C TRAC-2000 program on November 24, 1995.

     |_| A qualified  Retirement  Plan that had agreed with the former Quest for
Value Advisors to purchase  shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through  DCXchange,  a sub-transfer agency mutual fund clearinghouse,  if that arrangement was consummated and share purchases commenced by December 31, 1996.

|_|   Effective October 1, 2005,
         taxable accounts
         established with the
         proceeds of Required
         Minimum Distributions from
         Retirement Plans.

     B. Waivers of the Class A Initial and Contingent  Deferred Sales Charges in
Certain Transactions.

     1. Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):

     |_|  Shares  issued  in plans of  reorganization,  such as  mergers,  asset acquisitions and exchange offers, to which the Fund is a party.

     |_|  Shares   purchased   by  the   reinvestment   of  dividends  or  other
distributions  reinvested  from  the  Fund or  other  Oppenheimer  funds or unit investment  trusts for which  reinvestment  arrangements have been made with the
Distributor.

     |_|  Shares  purchased  by  certain  Retirement  Plans  that  are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by recordkeepers.

     |_|  Shares   purchased  by  the  reinvestment  of  loan  repayments  by  a participant  in a Retirement  Plan for which the Manager or an affiliate acts as sponsor.

|_|   Shares purchased in amounts
         of less than $5.

     2. Class A shares issued and purchased in the  following  transactions  are not subject to sales charges (a dealer concession at the annual rate of 0.25% is paid by the  Distributor  on  purchases  made  within the first 6 months of plan establishment):

     |_| Retirement Plans that have $5 million or more in plan assets.

     |_|  Retirement  Plans with a single plan  sponsor  that have $5 million or more in aggregate assets invested in Oppenheimer funds.

     C.  Waivers of the Class A  Contingent  Deferred  Sales  Charge for Certain
Redemptions.

     The Class A contingent  deferred sales charge is also waived if shares that would otherwise be subject to the contingent  deferred sales charge are redeemed in the following cases:

     |_| To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.

     |_|  Involuntary  redemptions  of shares by operation of law or involuntary redemptions of small accounts  (please refer to  "Shareholder  Account Rules and
Policies," in the applicable fund Prospectus).

     |_| For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:

     1) Following  the death or disability  (as defined in the Internal  Revenue
Code) of the  participant  or  beneficiary.  The death or disability  must occur
after  the   participant's   account  was  established.

     2) To return excess contributions.

     3) To return contributions made due to a mistake of fact.

     4) Hardship withdrawals, as defined in the plan.(7)

     5) Under a Qualified  Domestic  Relations Order, as defined in the Internal
Revenue  Code,  or, in the case of an IRA,  a divorce  or  separation  agreement described in Section 71(b) of the Internal Revenue Code.

     6) To meet the minimum  distribution  requirements of the Internal  Revenue
Code.

     7) To make "substantially  equal periodic payments" as described in Section
72(t) of the Internal Revenue Code.

     ] 8) For loans to participants or beneficiaries.

     9) Separation from service.(8)

     10)  Participant-directed  redemptions to purchase  shares of a mutual fund
(other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor.

     11) Plan  termination  or  "in-service  distributions,"  if the  redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.

     |_| For distributions  from 401(k) plans sponsored by  broker-dealers  that have entered into a special agreement with the Distributor allowing this waiver.

     |_| For  distributions  from retirement plans that have $10 million or more in plan  assets  and  that  have  entered  into a  special  agreement  with  the
Distributor.

     |_| For distributions  from retirement plans which are part of a retirement plan product or platform  offered by certain  banks,  broker-dealers,  financial advisors,  insurance  companies  or record  keepers  which have  entered  into a special agreement with the Distributor.

    III.  Waivers of Class B, Class C and Class N Sales Charges of  Oppenheimer
Funds

     The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares  purchased in certain types of  transactions or redeemed in certain circumstances described below.

     A. Waivers for Redemptions in Certain Cases.

     The Class B, Class C and Class N contingent  deferred sales charges will be waived for redemptions of shares in the following cases:

     |_| Shares redeemed  involuntarily,  as described in  "Shareholder  Account
Rules and Policies," in the applicable Prospectus.

     |_|  Redemptions  from accounts other than  Retirement  Plans following the death or disability of the last surviving  shareholder.  The death or disability must have occurred  after the account was  established,  and for  disability you must provide  evidence of a  determination  of disability by the Social Security
Administration.

     |_|  The  contingent  deferred  sales  charges  are  generally  not  waived following the death or  disability of a grantor or trustee for a trust  account.
The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable  living trust for which the  trustee is also the sole  beneficiary.  The death or  disability  must have occurred after the account was established,  and for disability you must provide evidence of a  determination  of disability (as defined in the Internal  Revenue
Code).

     |_|  Distributions  from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.

     |_| At the sole  discretion of the  Distributor,  the  contingent  deferred sales  charge  may  be  waived  for  redemptions  of  shares  requested  by  the
shareholder  of  record  within  60  days  following  the   termination  by  the
Distributor of the selling agreement between the Distributor and the shareholder of record's broker-dealer of record for the account.

     |_|  Redemptions  of Class B shares held by Retirement  Plans whose records are  maintained on a daily  valuation  basis by Merrill Lynch or an  independent record keeper under a contract with Merrill Lynch.

     |_| Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial  institutions  that have entered into a special arrangement with the Distributor for this purpose.

     |_|  Redemptions of Class C shares of an Oppenheimer  fund in amounts of $1 million or more requested in writing by a Retirement  Plan sponsor and submitted more than 12 months  after  the  Retirement  Plan's  first  purchase  of Class C shares,  if the  redemption  proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.

     |_| Distributions(9)  from Retirement Plans or other employee benefit plans for any of the following purposes:

     1) Following  the death or disability  (as defined in the Internal  Revenue
Code) of the  participant  or  beneficiary.  The death or disability  must occur after the participant's account was established in an Oppenheimer fund.

     2) To return excess contributions made to a participant's account.

     3) To return contributions made due to a mistake of fact.

     4) To make hardship withdrawals, as defined in the plan.(10)

     5) To make  distributions  required  under a Qualified  Domestic  Relations
Order or, in the case of an IRA, a divorce or separation  agreement described in
Section 71(b) of the Internal Revenue Code.

     6) To meet the minimum  distribution  requirements of the Internal  Revenue
Code.

     7) To make "substantially  equal periodic payments" as described in Section
72(t) of the Internal Revenue Code.

     8) For loans to participants or beneficiaries.(11)

     9) On account of the participant's separation from service.(12)

     10)  Participant-directed  redemptions to purchase  shares of a mutual fund
(other  than a fund  managed by the  Manager  or a  subsidiary  of the  Manager)
offered  as an  investment  option  in a  Retirement  Plan if the  plan has made special arrangements with the Distributor.

     11)  Distributions  made on account of a plan  termination or  "in-service"
distributions,  if the  redemption  proceeds  are  rolled  over  directly  to an
OppenheimerFunds-sponsored  IRA.

     12) For  distributions  from a  participant's  account  under an  Automatic
Withdrawal  Plan  after  the  participant  reaches  age 59  1/2,  as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted  annually.

     13) Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a Retirement  Plan,  if the  aggregate  value of the redeemed shares does not exceed 10% of the account's value,  adjusted  annually.

     14) For distributions  from 401(k) plans sponsored by  broker-dealers  that have entered  into a special  arrangement  with the  Distributor  allowing  this waiver.

     |_|  Redemptions  of Class B shares  or Class C shares  under an  Automatic
Withdrawal  Plan from an account  other than a Retirement  Plan if the aggregate value  of the  redeemed  shares  does  not  exceed  10% of the  account's  value annually.

     B. Waivers for Shares Sold or Issued in Certain Transactions.

     The contingent  deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:

     |_| Shares sold to the Manager or its affiliates.

     |_| Shares sold to registered  management  investment companies or separate accounts of  insurance  companies  having an  agreement  with the Manager or the
Distributor for that purpose.

     |_| Shares issued in plans of  reorganization to which the Fund is a party.
|_| Shares sold to present or former officers,  directors, trustees or employees
(and their  "immediate  families" as defined above in Section I.A.) of the Fund, the Manager and its  affiliates  and  retirement  plans  established by them for their employees.

     IV.  Special  Sales  Charge   Arrangements   for  Shareholders  of  Certain
Oppenheimer Funds Who Were Shareholders of Former Quest for Value Funds

     The initial and  contingent  deferred  sales  charge  rates and waivers for
Class A, Class B and Class C shares  described in the Prospectus or Statement of
Additional  Information of the Oppenheimer funds are modified as described below for certain  persons who were  shareholders of the former Quest for Value Funds.
To be eligible,  those persons must have been shareholders on November 24, 1995, when OppenheimerFunds,  Inc. became the investment adviser to those former Quest for Value Funds.

Those funds include:
   Oppenheimer Rising Dividends Fund, Inc.
Oppenheimer Small- & Mid- Cap Value Fund
   Oppenheimer Quest Balanced Fund
   Oppenheimer Quest International
   Value Fund, Inc.

   Oppenheimer Quest Opportunity Value Fund

     These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on November 24,
1995:

   Quest for Value U.S Government Income Fund
   Quest for Value New York Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund
   Quest for Value California Tax-Exempt Fund
   Qu3est for Value Global Income Fund

     All of the funds are referred to in this Appendix as the "Former Quest for
Value Funds." The waivers  of initial and contingent deferred sales charges described in this Appendix apply to shares of an Oppenheimer fund that are either:

     |_| acquired by such shareholder  pursuant to an exchange of shares of an Oppenheimer fund that was one of the Former Quest for Value Funds or

     |_| purchased by such shareholder by exchange of shares of another
Oppenheimer fund that were acquired pursuant to the merger of any of the
Former Quest for Value Funds into that other Oppenheimer fund on November
24, 1995.

Reduced Class A Initial Sales Charage Rates for Certain Former Quest for
Value Funds Shareholders

Purchases by Groups and Associations. The following table sets forth the intial sales charge rates for Class A shares by members of "Associations"
fomred for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a propsoal to purchase such shares from OCC
Distributors prior to November 24, 1995.

Number of Eligible          Initial Sales Charage as     Initial Sales Charge as a %    Concession as %
Employees or Members        a % of Offering Price        of Net Amount Invested         of Offering Price

9 or Fewer                      2.50%                           2.56%                    2.00%
At leasrt 10 but not more
than 49                         2.00%                           2.04%                     1.60%

      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X|   Waiver of Class A Sales Charges for Certain Shareholders.  Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X|   Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

o     B.    Class A, Class B and Class C Contingent Deferred Sales Charge
Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.
o
|X|   Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.
      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.
V.    Special Sales Charge Arrangements for Shareholders of Certain
      Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
      Investment Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Core Bond Fund,
   Oppenheimer Value Fund and
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account         Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account         CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account         CMIA Diversified Income Account
o
o     A.    Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
            Accumulation, who still hold those shares in that Fund or other
            Former Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X|   Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
            Former Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

o     B.    Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
4)    as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.
VI.   Special Reduced Sales Charge for Former Shareholders of Advance
      America Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.  Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
      Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
         Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment adviser of the Fund for their employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment adviser or distributor for that purpose,

|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
         Fund in specific investment products made available to their clients, and

|_|   dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the
         Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment adviser provides administrative services.

(1) In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.

(2) Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
(3) In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
(4) An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
(5) The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement
Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
(6) However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a
Retirement Plan that pays for the purchase with the redemption proceeds of
Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
(7) This provision does not apply to IRAs.
(8) This provision only applies to qualified retirement plans and 403(b)(7)
custodial plans after your separation from service in or after the year you reached age 55.
(9) The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
(10) This provision does not apply to IRAs.
(11) This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
(12) This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

Oppenheimer Main Street Small Cap Fund(R)

Internet Website:
      www.oppenheimerfunds.com

Investment Advisor
      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL OPP (225.5677)

Custodian Bank
      JPMorgan Chase Bank
      4 Chase Metro Tech Center
      Brooklyn, New York 11245

Independent Registered Public Accounting Firm
      Deloitte & Touche LLP
      555 Seventeenth Street
      Denver, Colorado 80202

Counsel to the Funds
      Myer, Swanson, Adams & Wolf, P.C.
      1600 Broadway
      Denver, Colorado 80202

Counsel to the Independent Trustees
      Bell, Boyd & Lloyd LLC
      70 West Madison Street, Suite 3100
      Chicago, Illinois 60602

      (OppenheimerFunds, Inc. logo)
      PX0847.001.0807

                          OPPENHEIMER MAIN STREET SMALL CAP FUND(R)

                                         FORM N-1A

                                           PART C

                                     OTHER INFORMATION

Item 23. Exhibits

(a)  Amended  and  Restated  Declaration  of  Trust  dated  June  7,  2002:
Previously filed with Registrant's  Post-Effective Amendment No. 6, 8/23/02, and
incorporated herein by reference.

(b)   Amended By-Laws dated October 24, 2000: Previously filed with Registrant's
Post-Effective Amendment No. 2, 10/27/00, and incorporated herein by reference.

(c)   (i) Specimen Class A Share Certificate: Previously filed with Registrant's
Post-Effective Amendment No. 5, 10/26/01 and incorporated herein by reference.

      (ii) Specimen Class B Share Certificate: Previously filed with Registrant's
Post-Effective Amendment No. 5, 10/26/01 and incorporated herein by reference.

      (iii) Specimen Class C Share Certificate: Previously filed with Registrant's
Post-Effective Amendment No. 5, 10/26/01 and incorporated herein by reference.

      (iv) Specimen Class N Shares Certificate: Previously filed with Registrant's
Post-Effective Amendment No. 5, 10/26/01 and incorporated herein by reference.

      (v) Specimen Class Y Share Certificate: Previously filed with Registrant's
Post-Effective Amendment No. 5, 10/26/01 and incorporated herein by reference.

(d) Amended and Restated  Investment  Advisory  Agreement  dated January 1,
2006:  Previously  filed  with  Registrant's  Post-Effective  Amendment  No. 11,
8/24/06, and incorporated herein by reference.

     (e) (i) General  Distributor's  Agreement  dated June 22, 1999:  Previously filed with Registrant's  Pre-Effective Amendment No. 1, 7/1/99, and incorporated herein by reference.

     (ii)  Form of  Dealer  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed  with  Post-Effective  Amendment  No.  34 to the  Registration
Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06),
and incorporated herein by reference.

     (iii)  Form of Broker  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed  with  Post-Effective  Amendment  No.  34 to the  Registration
Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06),
and incorporated herein by reference.

     (iv)  Form of  Agency  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed  with  Post-Effective  Amendment  No.  34 to the  Registration
Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06),
and incorporated herein by reference.

     (v) Form of Trust Company Fund/SERV Purchase Agreement of  OppenheimerFunds
Distributor,  Inc.: Previously filed with Post-Effective Amendment No. 45 to the
Registration  Statement  of  Oppenheimer  High Yield Fund  (Reg.  No.  2-62076),
(10/26/01), and incorporated herein by reference.

     (vi)  Form  of  Trust   Company   Agency   Agreement  of   OppenheimerFunds
Distributor,  Inc.: Previously filed with Post-Effective Amendment No. 34 to the
Registration   Statement  of   Oppenheimer   Main  Street  Funds,   Inc.   (Reg.
No.33-17850), (10/23/06), and incorporated herein by reference.

     (f)   Form   of   Compensation   Deferral   Agreement   for   Disinterested
Trustees/Directors: Previously filed with Post-Effective Amendment No. 40 to the
Registration  Statement  of  Oppenheimer  High Yield Fund  (Reg.  No.  2-62076),
(10/27/98), and incorporated herein by reference.

     (g) (i) Global Custody  Agreement dated August 16, 2002:  Previously  filed
with  Post  Effective  Amendment  No.  51  to  the  Registration   Statement  of
Oppenheimer  Capital  Appreciation  Fund (Reg.  No.  2-69719),  (10/23/06),  and
incorporated herein by reference.

     (ii) Amendment dated October 2, 2003 to the Global Custody  Agreement dated
August 16, 2002:  Previously  filed with  Pre-Effective  Amendment  No. 1 to the
Registration  Statement  of  Oppenheimer  Principal  Protected  Trust  II  (Reg.
333-108093), (11/6/03), and incorporated herein by reference.

(h)   Not applicable.

     (i) Opinion and Consent of Counsel  dated June 30, 1999:  Previously  filed with Registrant's Pre-Effective Amendment No. 1, 7/1/99, and incorporated herein by reference.

(j)   Independent Registered Public Accounting Firm's Consent: Filed herewith.

(k)   Not applicable.

     (l) Investment  Letter dated June 28, 1999 from  OppenheimerFunds,  Inc. to
Registrant:  Previously filed with Registrant's  Pre-Effective  Amendment No. 1,
7/1/99, and incorporated herein by reference.

     (m) (i) Amended and Restated  Service Plan and Agreement for Class A shares dated  October  28,  2005:  Previously  filed with  Registrant's  Post-Effective
Amendment No. 11, 8/24/06, and incorporated herein by reference.

     (ii)  Distribution  and Service Plan and Agreement for Class B shares dated
October 28, 2005:  Previously filed with Registrant's  Post-Effective  Amendment
No. 11, 8/24/06, and incorporated herein by reference.

     (iii) Amended and Restated  Distribution and Service Plan and Agreement for
Class C shares  dated  October  28,  2005:  Previously  filed with  Registrant's
Post-Effective Amendment No. 11, 8/24/06, and incorporated herein by reference.

     (iv)  Distribution  and Service Plan and Agreement for Class N Shares dated
October 28, 2005:  Previously filed with Registrant's  Post-Effective  Amendment
No. 11, 8/24/06, and incorporated herein by reference.

     (n) Oppenheimer  Funds Multiple Class Plan under Rule 18f-3 updated through
10/24/06:   Previously  filed  with  Post-Effective  Amendment  No.  62  to  the
Registration  Statement of Oppenheimer  Capital Income Fund (Reg. No.  2-33043),
11/21/06, and incorporated herein by reference.

     (o) Powers of Attorney dated August 29, 2006 for all Trustees/Directors and
Officers:   Previously  filed  with  Post-Effective  Amendment  No.  27  to  the
Registration  Statement  of  Oppenheimer  Cash  Reserves  (Reg.  No.  33-23223),
(9/26/06), and incorporated herein by reference.

     (p)  Amended and  Restated  Code of Ethics of the  Oppenheimer  Funds dated
March  31,  2006  under  Rule  17j-1  of the  Investment  Company  Act of  1940:
Previously  filed  with  Post-Effective  Amendment  No.  13 to the  Registration
Statement  of  Oppenheimer  MidCap  Fund (Reg.  No.  333-31533),  (4/7/06),  and
incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification

     Reference  is made to the  provisions  of  Article  Seven  of  Registrant's
Amended  and  Restated  Declaration  of  Trust  filed as  Exhibit  23(a) to this
Registration Statement, and incorporated herein by reference.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be  permitted  to  trustees,  officers  and  controlling  persons of
Registrant  pursuant to the foregoing  provisions or otherwise,  Registrant  has been advised that in the opinion of the Securities and Exchange  Commission such indemnification  is against  public policy as expressed in the Securities Act of
1933  and  is,  therefore,   unenforceable.  In  the  event  that  a  claim  for
indemnification  against such liabilities  (other than the payment by Registrant of expenses  incurred  or paid by a trustee,  officer or  controlling  person of
Registrant  in the  successful  defense of any action,  suit or  proceeding)  is asserted by such trustee, officer or controlling person, Registrant will, unless in the  opinion  of its  counsel  the matter  has been  settled  by  controlling precedent,  submit to a court of appropriate  jurisdiction  the question whether such  indemnification  by it is  against  public  policy  as  expressed  in  the
Securities  Act of 1933 and will be governed by the final  adjudication  of such issue.

     Item 26. - Business and Other Connections of the Investment Adviser

     (a) OppenheimerFunds,  Inc. is the investment adviser of the Registrant; it and  certain  subsidiaries  and  affiliates  act in the same  capacity  to other investment  companies,  including without  limitation those described in Parts A and B hereof and listed in Item 26(b) below.

     (b)  There  is  set  forth  below  information  as to any  other  business, profession, vocation or employment of a substantial nature in which each officer and  director of  OppenheimerFunds,  Inc. is, or at any time during the past two fiscal  years has been,  engaged for  his/her own account or in the  capacity of director, officer, employee, partner or trustee.

--------------------------------------------------------------------------------
Name and Current Position
with OppenheimerFunds, Inc. Other Business and Connections  During the Past Two
                            Years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy L. Abbuhl,          Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Agan,                Senior  Vice  President  of  Shareholder  Financial
Senior Vice President       Services,  Inc. and  Shareholders  Services,  Inc.;
                            Vice  President  of  OppenheimerFunds  Distributor,
                            Inc.,  Centennial Asset Management  Corporation and
                            OFI Private Investments Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carl Algermissen,           None
Vice President & Associate
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Amato,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Erik Anderson,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tracey Beck Apostolopoulos, None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Janette Aprilante,          Secretary  (since  December  2001)  of:  Centennial
Vice President & Secretary  Asset  Management   Corporation,   OppenheimerFunds
                            Distributor,  Inc.,  HarbourView  Asset  Management
                            Corporation  (since  June 2003),  Oppenheimer  Real
                            Asset  Management,   Inc.,   Shareholder  Financial
                            Services,   Inc.,   Shareholder   Services,   Inc.,
                            Trinity  Investment  Management  Corporation (since
                            January  2005),  OppenheimerFunds  Legacy  Program,
                            OFI Private  Investments Inc. (since June 2003) and
                            OFI  Institutional  Asset  Management,  Inc. (since
                            June  2003).   Assistant  Secretary  of  OFI  Trust
                            Company (since December 2001).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Hany S. Ayad,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Baker,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James F. Bailey,            Senior  Vice  President  of  Shareholder  Services,
Senior Vice President       Inc.  (since March 2006).  Formerly Vice  President
                            at T. Row  Price  Group  (September  2000 - January
                            2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Michael Banta,         None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joanne Bardell,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Adam Bass,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin Baum,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeff Baumgartner,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marc Baylin,                Formerly  Portfolio  Manager at J.P.  Morgan  (June
Vice President              2002-August 2005.)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Todd Becerra,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lalit K. Behal,             Assistant    Secretary   of    HarbourView    Asset
Assistant Vice President    Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen Beichert,          Vice  President  of  OppenheimerFunds  Distributor,
Senior Vice President       Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gerald B. Bellamy,          Assistant  Vice  President  (Sales  Manager  of the
Assistant Vice President    International  Division) of OFI Institutional Asset
                            Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Erik S. Berg,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Bertucci,            None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rajeev Bhaman,              None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Craig Billings,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark Binning,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert J. Bishop,           Treasurer (since October 2003) of  OppenheimerFunds
Vice President              Distributor,  Inc. and Centennial  Asset Management
                            Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Beth Bleimehl,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa I. Bloomberg,          None
Vice President & Associate
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Veronika Boesch,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Chad Boll,                  None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Antulio N. Bomfim,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michelle Borre Massick,     None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lori E. Bostrom,            None
Vice President & Senior
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Bourgeois,             Assistant Vice  President of Shareholder  Services,
Assistant Vice President    Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Boydell,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Garrett C. Broadrup,        Formerly  an  Associate  at Davis  Polk &  Wardwell
Assistant Vice President &  (October 2002 - October 2006)
Assistant Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Bromberg,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kristine Bryan-Levin,       None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Stephanie Bullington,       Formerly   Fund   Accounting   Manager  at  Madison
Assistant Vice President    Capital  Management  Company  (July  2005 - October
                            2005 and Fund  Accounting  Officer  at  Butterfield
                            Fund  Services  (Bermuda)  Limited (a wholly  owned
                            subsidiary  of the Bank of NT  Butterfield  & Sons)
                            (September 2003 - June 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Burke,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark Burns,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
JoAnne Butler               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Geoffrey Caan,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dale William Campbell,      Formerly    (until   January   2007)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patrick Campbell,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Catherine Carroll,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Debra Casey,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Maria Castro,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Chaffee,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles Chibnik,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patrick Sheng Chu,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brett Clark,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
H.C. Digby Clements,        None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Closs                Formerly (until January 2007)  Development  Manager
Assistant Vice President    at OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Peter V. Cocuzza,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gerald James Concepcion,    None.
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Susan Cornwell,             Senior  Vice  President  of  Shareholder  Financial
Senior Vice President       Services,  Inc.  and  Shareholder  Services,  Inc.;
                            Vice  President  of  OppenheimerFunds  Distributor,
                            Inc.,  Centennial Asset Management  Corporation and
                            OppenheimerFunds Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Cheryl Corrigan,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Belinda J. Cosper,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott Cottier,              None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Laura Coulston,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
George Curry,               Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie C. Cusker,            None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin Dachille,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Damian,                None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Dawson,              None.
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kendra Delisa,              Formerly    (until   January   2007)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Demarco,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Craig P. Dinsell,           None
Executive Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Randall C. Dishmon,         None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rebecca K. Dolan,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steven D. Dombrower,        Senior Vice  President  of OFI Private  Investments
Vice President              Inc.;    Vice    President   of    OppenheimerFunds
                            Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Doyle,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bruce C. Dunbar,            None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Dvorak,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Edmiston,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
A. Taylor Edwards,          Formerly  Associate at Dechert LLP (September  2000
Vice President & Assistant  - December 2005).
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Venkat Eleswarapu,          Formerly  Associate  Professor  of Finance at Texas
Vice President              Tech University (July 2005 - December 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel R. Engstrom,         None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James Robert Erven          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
George R. Evans,            None
Senior Vice President &
Director of International
Equities
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward N. Everett,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathy Faber,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Falicia,              Assistant   Secretary   (as  of   July   2004)   of
Assistant Vice President    HarbourView Asset Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Matthew Farkas,             Formerly  Associate at Epstein Becker & Green, P.C.
Assistant Vice President    (September 2000 - March 2006).
and Assistant Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kristie Feinberg,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Emmanuel Ferreira,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ronald H. Fielding,         Vice  President  of  OppenheimerFunds  Distributor,
Senior Vice President;      Inc.;  Director  of ICI Mutual  Insurance  Company;
Chairman of the Rochester   Governor  of St.  John's  College;  Chairman of the
Division                    Board  of  Directors  of  International  Museum  of
                            Photography at George Eastman House.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bradley G. Finkle,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steven Fling,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John E. Forrest,            Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Foxhoven,             Assistant   Vice   President  of   OppenheimerFunds
Vice President              Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Colleen M. Franca,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Barbara Fraser,             Formerly  Attorney in Private  Practice (April 2000
Vice President & Associate  - November 2005).
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dominic Freud,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dan Gagliardo,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Hazem Gamal,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles Gapay               Formerly  (until January 2007) Help Desk Manager at
Assistant Vice President    OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Seth Gelman,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy Gerlach,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles W. Gilbert,         None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kurt Gibson,                Formerly  Manager at Barclays Capital (January 2002
Assistant Vice President    - April 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Phillip S. Gillespie,       None
Senior Vice President &
Assistant Secretary
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Alan C. Gilston,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jacqueline Girvin-Harkins,  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jill E. Glazerman,          None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Benjamin J. Gord,           Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation   and   of  OFI   Institutional   Asset
                            Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert B. Grill,            None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carol Guttzeit,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marilyn Hall,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kelly Haney,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steve Hauenstein,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert W. Hawkins,          Formerly an  Associate at Shearman and Sterling LLP
Vice President & Assistant  (July 2004 - August 2005).
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas B. Hayes,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Heidi Heikenfeld,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Annika Helgerson,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Herrmann,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dennis Hess,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph Higgins,             Vice   President   of   OFI   Institutional   Asset
Vice President              Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dorothy F. Hirshman,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Hoelscher,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Hourihan,             Assistant  Secretary  of  OFI  Institutional  Asset
Vice President & Associate  Management,  Inc. (since April 2006). Formerly Vice
Counsel                     President  and  Senior  Counsel  at   Massachusetts
                            Financial Service Company (June 2004 - March 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward Hrybenko,            Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin Andrew Huddleston,    None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott T. Huebl,             Assistant   Vice   President  of   OppenheimerFunds
Vice President              Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Margaret Hui,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dana Hunter,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Huttlin,               Senior   Vice    President    (Director    of   the
Senior Vice President       International  Division)  (since  January  2004) of
                            OFI Institutional Asset Management,  Inc.; Director
                            (since     June    2003)    of     OppenheimerFunds
                            International Distributor Limited.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James G. Hyland,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kelly Bridget Ireland,      None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen T. Ives,           Vice   President   and   Assistant   Secretary   of
Vice President, Senior      OppenheimerFunds  Distributor, Inc. and Shareholder
Counsel & Assistant         Services,  Inc.;  Assistant Secretary of Centennial
Secretary                   Asset  Management   Corporation,   OppenheimerFunds
                            Legacy Program and Shareholder  Financial Services,
                            Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William Jaume,              Senior  Vice   President   of   HarbourView   Asset
Vice President              Management  Corporation and OFI Institutional Asset
                            Management, Inc.; Director of OFI Trust Company.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Frank V. Jennings,          None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Jennings,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Kadehjian,             Formerly Vice  President,  Compensation  Manager at
Assistant Vice President    The Bank of New York (November 1996-November 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles Kandilis,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Amee Kantesaria,            Formerly  Counsel  at  Massachusetts   Mutual  Life
Assistant Vice President    Insurance Company
                            (May 2005-December 2006).
Assistant Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rezo Kanovich,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas W. Keffer,           None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Keogh,              Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Kiernan,               Formerly  Vice  President  and  Senior   Compliance
Assistant Vice President &  Officer,   Guardian  Trust  Company,   FSB  at  The
Marketing Compliance        Guardian Life  Insurance  Company of America (since
Manager                     February 1998 - November 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Kim,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Audrey Kiszla,              Formerly Vice  President at First Horizon  Merchant
Vice President              Services  (December  2005- May 2006);  Director  at
                            Janus (January 1998 - August 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Klassen,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tatyana Kosheleva,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Martin S. Korn,             None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Kramer,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Kunz,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gloria LaFond,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Lamentino,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tracey Lange,               Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc. and OFI Private Investments Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey P. Lagarce,         President of OFI  Institutional  Asset  Management,
Senior Vice President       Inc. as of January 2005.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Latino,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gayle Leavitt,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christopher M. Leavy,       None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Randy Legg,                 None
Vice President & Associate
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Laura Leitzinger,           Senior  Vice  President  of  Shareholder  Services,
Senior Vice President       Inc. and Shareholder Financial Services, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Justin Leverenz,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael S. Levine,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Levitt,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gang Li,                    None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Shanquan Li,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie A. Libby,             Senior Vice  President  of OFI Private  Investments
Senior Vice President       Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Lifshey,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mitchell J. Lindauer,       None
Vice President & Assistant
General Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bill Linden,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Malissa B. Lischin,         Assistant   Vice   President  of   OppenheimerFunds
Vice President              Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Justin Livengood,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David P. Lolli,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel G. Loughran          None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patricia Lovett,            Vice President of Shareholder  Financial  Services,
Vice President              Inc.  and  Senior  Vice  President  of  Shareholder
                            Services, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Misha Lozovik,              None.
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dongyan Ma,                 None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steve Macchia,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Martin,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jerry Mandzij,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Angelo G. Manioudakis       Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management  Corporation  and of  OFI  Institutional
                            Asset Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carolyn Maxson,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William T. Mazzafro,        Formerly  self-employed as a securities  consultant
Assistant Vice President    (January 2004 - December 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Trudi McKenna,              Formerly  Leadership   Development   Supervisor  at
Assistant Vice President    JetBlue Airways (July 2003 - October 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jay Mewhirter,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Elizabeth McCormack,        Vice   President   and   Assistant   Secretary   of
Vice President              HarbourView Asset Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph McDonnell,           Formerly  Senior  Vice  President  at Lehman  Bros.
Vice President              (April 1995 - March 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph McGovern,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles L. McKenzie,        Chairman of the Board,  Director,  Chief  Executive
Senior Vice President       Officer  and   President  of  OFI  Trust   Company;
                            Chairman,    Chief   Executive    Officer,    Chief
                            Investment    Officer    and    Director   of   OFI
                            Institutional   Asset   Management,   Inc.;   Chief
                            Executive  Officer,   President,   Senior  Managing
                            Director   and   Director  of   HarbourView   Asset
                            Management   Corporation;    Chairman,   President;
                            Director   of   Trinity    Investment    Management
                            Corporation and Vice President of Oppenheimer  Real
                            Asset Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William McNamara            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Medev,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lucienne Mercogliano,       None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Andrew J. Mika,             None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jan Miller,                 None.
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rejeev Mohammed,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nikolaos D. Monoyios,       None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Sarah Morrison              Formerly    (until   January   2007)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jill Mulcahy,               None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John V. Murphy,             President and  Management  Director of  Oppenheimer
Chairman, Chief             Acquisition   Corp.;   President  and  Director  of
Executive Officer &         Oppenheimer Real Asset Management,  Inc.;  Chairman
Director                    and  Director of  Shareholder  Services,  Inc.  and
                            Shareholder  Financial Services,  Inc.; Director of
                            OppenheimerFunds     Distributor,     Inc.,     OFI
                            Institutional   Asset  Management,   Inc.,  Trinity
                            Investment  Management  Corporation,  Tremont Group
                            Holdings,   Inc.,   HarbourView   Asset  Management
                            Corporation  and  OFI  Private   Investments  Inc.;
                            Executive  Vice President of  Massachusetts  Mutual
                            Life   Insurance    Company;    Director   of   DLB
                            Acquisition   Corporation;    a   member   of   the
                            Investment Company Institute's Board of Governors.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Meaghan Murphy,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Suzanne Murphy,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas J. Murray,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kenneth Nadler,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Newman,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William Norman,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James B. O'Connell,         None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Matthew O'Donnell,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tony Oh,                    None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Ogren,                 Formerly Manager at OppenheimerFunds, Inc.
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John J. Okray,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kristina Olson,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lerae A. Palumbo,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen Patton,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David P. Pellegrino,        None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Allison C. Pells,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert H. Pemble,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lori L. Penna,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Petersen,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marmeline Petion-Midy,      None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Pfeffer,              Senior  Vice   President   of   HarbourView   Asset
Senior Vice President &     Management Corporation since February 2004.
Chief Financial Officer
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James F. Phillips,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gary Pilc,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Piper,                 Assistant Vice  President of Shareholder  Services,
Assistant Vice President    Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeaneen Pisarra,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nicolas Pisciotti,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Sergei Polevikov,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey Portnoy,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Preuss,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ellen Puckett,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Quarles,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael E. Quinn,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie S. Radtke,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Norma J. Rapini,            None
Assistant Vice President :
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Corry E. Read,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marc Reinganum,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jill Reiter,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Eric Rhodes,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Eric Richter,               Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation.  Formerly Investment Officer at Alaska
                            Permanent Fund  Corporation  (April 2005 - February
                            2006)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Claire Ring,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Grace Roberts,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Robertson,            Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Robis,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Antoinette Rodriguez,       None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Stacey Roode,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey S. Rosen,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jessica Rosenfield          None.
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Stacy Roth,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Adrienne Ruffle,            None.
Vice President & Assistant
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kim Russomanno,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gerald Rutledge,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie Anne Ryan,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy Ryan,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rohit Sah,                  None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Valerie Sanders,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kurt Savallo                Formerly     Senior     Business     Analyst     at
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rudi W. Schadt,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ellen P. Schoenfeld,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patrick Schneider           Formerly  Human  Resources  Manager at ADT Security
Assistant Vice President    Services (December 2001 - July 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mary Beth Schellhorn,       Formerly  Human   Resources   Generalist  at  Misys
Assistant Vice President    Banking Systems (November 2000 - June 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott A. Schwegel,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Allan P. Sedmak             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jennifer L. Sexton,         Senior Vice  President  of OFI Private  Investments
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Asutosh Shah,               Formerly   Vice    President   at   Merrill   Lynch
Vice President              Investment   Managers  (February  2002  -  February
                            2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kamal Shah,                 None.
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nava Sharma,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tammy Sheffer,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mary Dugan Sheridan,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David C. Sitgreaves,        None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward James Sivigny        None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Enrique H. Smith,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin Smith,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Louis Sortino,              None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Keith J. Spencer,           None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marco Antonio Spinar,       None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brett Stein                 Formerly  Vice  President  of  Client  Services  at
Vice President              XAware, Inc. (October 2002 - August 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard A. Stein,           None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Arthur P. Steinmetz,        Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jennifer Stevens,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Benjamin Stewart            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John P. Stoma,              Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Amy Sullivan,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Deborah A. Sullivan,        Secretary of OFI Trust Company.
Vice President & Assistant
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Sussman,            Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Swaney,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian C. Szilagyi,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Martin Telles,              Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles Toomey,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Vincent Toner,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Melinda Trujillo,           Formerly  Senior  Manager at CoBank,  ACB  (January
Assistant Vice President    2004 - April 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Leonid Tsvayg,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Keith Tucker,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Cameron Ullyatt,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Angela Uttaro,              None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark S. Vandehey,           Vice  President  and Chief  Compliance  Officer  of
Senior Vice President &     OppenheimerFunds   Distributor,   Inc.,  Centennial
Chief Compliance Officer    Asset   Management   Corporation   and  Shareholder
                            Services,   Inc.;  Chief   Compliance   Officer  of
                            HarbourView  Asset  Management  Corporation,   Real
                            Asset  Management,   Inc.,   Shareholder  Financial
                            Services,   Inc.,  Trinity  Investment   Management
                            Corporation,  OppenheimerFunds  Legacy Program, OFI
                            Private  Investments Inc. and OFI Trust Company and
                            OFI Institutional Asset Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Maureen Van Norstrand,      None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nancy Vann,                 None
Vice President & Associate
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rene Vecka,                 None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Vincent Vermette,           Assistant   Vice   President  of   OppenheimerFunds
Vice President              Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Elaine Villas-Obusan,       None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jake Vogelaar,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Phillip F. Vottiero,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Walsh,                 None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jerry A. Webman,            Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christopher D. Weiler,      None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Adam Weiner,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Barry D. Weiss,             Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation  and  of  Centennial  Asset  Management
                            Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Melissa Lynn Weiss,         None
Vice President & Associate
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christine Wells,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph J. Welsh,            Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Diederik Werdmolder,        Director  of  OppenheimerFunds  International  Ltd.
Senior Vice President       and   OppenheimerFunds   plc  and  OppenheimerFunds
                            International   Distributor  Limited;  Senior  Vice
                            President  (Managing  Director of the International
                            Division) of OFI  Institutional  Asset  Management,
                            Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Catherine M. White,         Assistant   Vice   President  of   OppenheimerFunds
Assistant Vice President    Distributor,  Inc.;  member of the American Society
                            of Pension Actuaries (ASPA) since 1995.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Troy Willis,                None
Vice President,
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mitchell Williams           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie Wimer                 None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Donna M. Winn,              President,  Chief  Executive  Officer & Director of
Senior Vice President       OFI Private  Investments Inc.; Director & President
                            of  OppenheimerFunds  Legacy  Program;  Senior Vice
                            President of OppenheimerFunds Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Philip Witkower,            Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian W. Wixted,            Treasurer   of   HarbourView    Asset    Management
Senior Vice President &     Corporation;  OppenheimerFunds  International Ltd.,
Treasurer                   Oppenheimer    Real   Asset    Management,    Inc.,
                            Shareholder Services,  Inc.,  Shareholder Financial
                            Services,  Inc., OFI Private  Investments Inc., OFI
                            Institutional      Asset     Management,      Inc.,
                            OppenheimerFunds  plc and  OppenheimerFunds  Legacy
                            Program;  Treasurer and Chief Financial  Officer of
                            OFI   Trust   Company;   Assistant   Treasurer   of
                            Oppenheimer Acquisition Corp.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carol E. Wolf,              Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management  Corporation  and  of  Centennial  Asset
                            Management Corporation;  serves on the Board of the
                            Colorado Ballet.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Meredith Wolff,             None.
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Oliver Wolff,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kurt Wolfgruber,            Director   of   Tremont   Group   Holdings,   Inc.,
President, Chief            HarbourView  Asset  Management  Corporation and OFI
Investment Officer &        Institutional  Asset  Management,  Inc. (since June
Director                    2003).    Management    Director   of   Oppenheimer
                            Acquisition Corp. (since December 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Caleb C. Wong,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward C. Yoensky,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Geoff Youell,               Formerly   Principal   Consultant   at  XAware  Inc
Assistant Vice President    (January 2004 - June 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lucy Zachman,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert G. Zack              General  Counsel  of  Centennial  Asset  Management
Executive Vice President &  Corporation;   General   Counsel  and  Director  of
General Counsel             OppenheimerFunds  Distributor,  Inc.;  Senior  Vice
                            President and General Counsel of HarbourView  Asset
                            Management  Corporation and OFI Institutional Asset
                            Management,  Inc.;  Senior Vice President,  General
                            Counsel  and  Director  of  Shareholder   Financial
                            Services,  Inc.,  Shareholder  Services,  Inc., OFI
                            Private    Investments    Inc.;    Executive   Vice
                            President,  General  Counsel  and  Director  of OFI
                            Trust Company;  Director and Assistant Secretary of
                            OppenheimerFunds    International   Limited;   Vice
                            President,   Secretary   and  General   Counsel  of
                            Oppenheimer    Acquisition   Corp.;   Director   of
                            OppenheimerFunds      International     Distributor
                            Limited; Vice President of OppenheimerFunds  Legacy
                            Program;    Vice    President   and   Director   of
                            Oppenheimer Partnership Holdings Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Neal A. Zamore,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Anna Zatulovskaya,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark D. Zavanelli,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Alex Zhou,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ronald Zibelli, Jr.         Formerly  Managing  Director  and Small Cap  Growth
Vice President              Team Leader at Merrill Lynch.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Arthur J. Zimmer,           Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management Corporation.
--------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer Absolute Return Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Baring China Fund
Oppenheimer Baring Japan Fund
Oppenheimer Baring SMA International Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Commodity Strategy Total Return Fund
Oppenheimer Convertible Securities Fund (a series of Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Equity Income Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer International Bond Fund
Oppenheimer Institutional Money Market Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund (a series of Oppenheimer International Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series)
     Active Allocation Fund
     Equity Investor Fund
     Conservative Investor Fund
     Moderate Investor Fund
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer Principal
     Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer Principal
     Protected Trust III)
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small- & Mid-Cap Value Fund
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Real Estate Fund
Oppenheimer Rising Dividends Fund, Inc.
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (1 series):
Oppenheimer Value Fund
Oppenheimer SMA Core Bond Fund
Oppenheimer SMA International Bond Fund
Oppenheimer Strategic Income Fund
Oppenheimer Transition 2010 Fund
Oppenheimer Transition 2015 Fund
Oppenheimer Transition 2020 Fund
Oppenheimer Transition 2030 Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Balanced Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Core Bond Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer MidCap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Government Securities Portfolio
     Growth Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial Services, Inc.,
Shareholder Services, Inc., OppenheimerFunds Services, Centennial Asset Management
Corporation, and OppenheimerFunds Legacy Program is 6803 South Tucson Way, Centennial,
Colorado 80112-3924.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc., HarbourView
Asset Management Corporation, Oppenheimer Acquisition Corp., OFI Private Investments Inc.,
OFI Institutional Asset Management, Inc. Oppenheimer Real Asset Management, Inc. and OFI
Trust Company is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New
York 10281-1008.

The address of Tremont Group Holdings, Inc. is 555 Theodore Fremd Avenue, Suite 206-C, Rye,
New York 10580.

The address of OppenheimerFunds International Ltd. is 30 Herbert Street, Dublin 2, Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring Street,
Bellefonte, Pennsylvania 16823.

The address of OppenheimerFunds International Distributor Limited is Suite 1601, Central
Tower, 28 Queen's Road Central, Hong Kong.

Item 27. Principal Underwriter

(a)   OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and Part B of this Registration Statement and listed in Item 26(b) above (except Panorama Series Fund,
Inc.) and for MassMutual Institutional Funds.

(b)   The directors and officers of the Registrant's principal underwriter are:

----------------------------------------------------------------------------------
Name & Principal                 Position & Office        Position and Office
Business Address                 with Underwriter         with Registrant
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Timothy Abbhul(1)                Vice President and       None
                                 Treasurer
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert Agan(1)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Anthony Allocco(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Janette Aprilante(2)             Secretary                None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James Barker                     Vice President           None
1723 W. Nelson Street
Chicago, IL 60657
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kathleen Beichert(1)             Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rocco Benedetto(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Beringer                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rick Bettridge                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Tracey Blinzler(1)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David A. Borrelli                Vice President           None
105 Black Calla Ct.
San Ramon, CA 94583
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jeffrey R. Botwinick             Vice President           None
4431 Twin Pines Drive
Manlius, NY 13104
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Sarah Bourgraf(1)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bryan Bracchi                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michelle Brennan(2)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Joshua Broad(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kevin E. Brosmith                Senior Vice President    None
5 Deer Path
South Natlick, MA 01760
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jeffrey W. Bryan                 Vice President           None
1048 Malaga Avenue
Coral Gables, FL 33134
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick Campbell(1)              Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert Caruso                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Donelle Chisolm(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Andrew Chonofsky                 Vice President           None
109 Wade Avenue, Apt. 365
Raleigh, NC 27605
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Angelanto Ciaglia(2)             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Melissa Clayton(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Craig Colby(2)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rodney Constable(1)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Susan Cornwell(1)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Neev Crane                       Vice President           None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Daley                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Fredrick Davis                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Davis(2)                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Stephen J. Demetrovits(2)        Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Steven Dombrower                 Vice President           None
13 Greenbrush Court
Greenlawn, NY 11740
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
George P. Dougherty              Vice President           None
328 Regency Drive
North Wales, PA 19454
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Cliff H. Dunteman                Vice President           None
N 53 W 27761 Bantry Road
Sussex, WI 53089-45533
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Beth Arthur Du Toit(1)           Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Hillary Eigen(2)                 Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kent M. Elwell                   Vice President           None
35 Crown Terrace
Yardley, PA 19067
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Gregg A. Everett                 Vice President           None
4328 Auston Way
Palm Harbor, FL 34685-4017
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
George R. Fahey                  Senior Vice President    None
9511 Silent Hills Lane
Lone Tree, CO 80124
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric C. Fallon                   Vice President           None
10 Worth Circle
Newton, MA 02458
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James Fereday                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Joseph Fernandez                 Vice President           None
1717 Richbourg Park Drive
Brentwood, TN 37027
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark J. Ferro                    Senior Vice President    None
104 Beach 221st Street
Breezy Point, NY 11697
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ronald H. Fielding(3)            Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bradley Finkle(2)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric P. Fishel                   Vice President           None
725 Boston Post Rd., #12
Sudbury, MA 01776
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick W. Flynn                 Senior Vice President    None
14083 East Fair Avenue
Englewood, CO 80111
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John E. Forrest(2)               Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John ("J") Fortuna(2)            Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jayme D. Fowler                  Vice President           None
3818 Cedar Springs Road,
#101-349
Dallas, TX 75219
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William Friebel                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Alyson Frost                     Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard Fuermann                 Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Lucio Giliberti                  Vice President           None
6 Cyndi Court
Flemington, NJ 08822
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Gottesman                Vice President           None
255 Westchester Way
Birmingham, MI 48009
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Raquel Granahan(4)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ralph Grant                      Senior Vice President    None
10 Boathouse Close
Mt. Pleasant, SC 29464
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kahle Greenfield(2)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric Grossjung                   Vice President           None
4002 N. 194th Street
Elkhorn, NE 68022
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael D. Guman                 Vice President           None
3913 Pleasant Avenue
Allentown, PA 18103
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James E. Gunther                 Vice President           None
603 Withers Circle
Wilmington, DE 19810
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Garrett Harbron                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kevin J. Healy(2)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Wendy G. Hetson(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jennifer Hoelscher(1)            Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William E. Hortz(2)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Edward Hrybenko(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Amy Huber(1)                     Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian F. Husch                   Vice President           None
37 Hollow Road
Stonybrook, NY 11790
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick Hyland(2)                Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Keith Hylind(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kathleen T. Ives(1)              Vice President &         Assistant Secretary
                                 Assistant Secretary
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Shonda Rae Jaquez(2)             Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Nivan Jaleeli                    Vice President           None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric K. Johnson                  Vice President           None
8588 Colonial Drive
Lone Tree, CO 80124
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Elyse Jurman                     Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Matthew Kasa                     Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Keffer(2)                 Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Christina J. Keller(2)           Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Keogh(2)                 Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian Kiley(2)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Lisa Klassen(1)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard Klein                    Senior Vice President    None
4820 Fremont Avenue South
Minneapolis, MN 55419
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard Knott(1)                 President and Director   None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brent A. Krantz                  Senior Vice President    None
61500 Tam McArthur Loop
Bend, OR 97702
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric Kristenson(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David T. Kuzia                   Vice President           None
10258 S. Dowling Way
Highlands Ranch, CO 80126
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Tracey Lange(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jesse Levitt(2)                  Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric J. Liberman                 Vice President           None
27 Tappan Ave., Unit West
Sleepy Hollow, NY 10591
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Malissa Lischin(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Christina Loftus                 Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Loncar                    Vice President           None
1401 North Taft Street, Apt. 726
Arlington, VA 22201
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Craig Lyman                      Vice President           None
7425 Eggshell Drive
N. Las Vegas, NV 89084
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Peter Maddox(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Malik                    Vice President           None
546 Idylberry Road
San Rafael, CA 94903
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Steven C. Manns                  Vice President           None
1627 N. Hermitage Avenue
Chicago, IL 60622
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Todd A. Marion                   Vice President           None
24 Midland Avenue
Cold Spring Harbor, NY 11724
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
LuAnn Mascia(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John C. McDonough                Senior Vice President    None
533 Valley Road
New Canaan, CT 06840
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Micheal McDonald                 Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kent C. McGowan                  Vice President           None
9510 190th Place SW
Edmonds, WA 98020
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian F. Medina                  Vice President           None
3009 Irving Street
Denver, CO 80211
----------------------------------------------------------------------------------
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William Meerman                  Vice President           None
----------------------------------------------------------------------------------
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Daniel Melehan                   Vice President           None
906 Bridgeport Court
San Marcos, CA 92069
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Saul Mendoza                     Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark Mezzanotte                  Vice President           None
16 Cullen Way
Exeter, NH 03833
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Matthew L. Michaelson            Vice President           None
1250 W. Grace, #3R
Chicago, IL 60613
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Noah Miller(1)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Clint Modler(1)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert Moser                     Vice President           None
9650 East Aspen Hill Circle
Lone Tree, CO 80124
----------------------------------------------------------------------------------
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David W. Mountford               Vice President           None
7820 Banyan Terrace
Tamarac, FL 33321
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Gzim Muja                        Vice President           None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Matthew Mulcahy(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Wendy Jean Murray                Vice President           None
32 Carolin Road
Upper Montclair, NJ 07043
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John S. Napier                   Vice President           None
17 Hillcrest Ave.
Darien, CT 06820
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Christina Nasta(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kevin P. Neznek(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bradford G. Norford              Vice President           None
5095 Lahinch Ct.
Westerville, OH 43082
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Alan Panzer                      Vice President           None
6755 Ridge Mill Lane
Atlanta, GA 30328
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Park(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Donald Pawluk(2)                 Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian C. Perkes                  Vice President           None
6 Lawton Ct.
Frisco, TX 75034
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Wayne Perry                      Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Charles K. Pettit(2)             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rachel Powers                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Elaine M. Puleo-Carter(2)        Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Minnie Ra                        Vice President           None
100 Dolores Street, #203
Carmel, CA 93923
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Dusting Raring                   Vice President           None
27 Blakemore Drive
Ladera Ranch, CA 92797
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael A. Raso                  Vice President           None
3 Vine Place
Larchmont, NY 10538
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard E. Rath                  Vice President           None
46 Mt. Vernon Ave.
Alexandria, VA 22301
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ramsey Rayan                     Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William J. Raynor(5)             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Corry Read(2)                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ruxandra Risko(2)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David R. Robertson(2)            Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ian M. Roche                     Vice President           None
7070 Bramshill Circle
Bainbridge, OH 44023
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Rock                     Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kenneth A. Rosenson              Vice President           None
24753 Vantage Pt. Terrace
Malibu, CA 90265
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Sabow                     Vice President           None
6617 Southcrest Drive
Edina, MN 55435
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Saunders                    Vice President           None
2251 Chantilly Ave.
Winter Park, FL 32789
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Schmitt                   Vice President           None
40 Rockcrest Rd
Manhasset, NY 11030
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William Schories                 Vice President           None
3 Hill Street
Hazlet, NJ 07730
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jennifer Sexton(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric Sharp                       Vice President           None
862 McNeill Circle
Woodland, CA 95695
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Debbie A. Simon                  Vice President           None
55 E. Erie St., #4404
Chicago, IL 60611
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bryant Smith                     Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Christopher M. Spencer           Vice President           None
2353 W 118th Terrace
Leawood, KS 66211
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John A. Spensley                 Vice President           None
375 Mallard Court
Carmel, IN 46032
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Peter Spencer                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Alfred St. John(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bryan Stein                      Vice President           None
8 Longwood Rd.
Voorhees, NJ 08043
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Stoma(2)                    Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Wayne Strauss(3)                 Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian C. Summe                   Vice President           None
2479 Legends Way
Crestview Hills, KY 41017
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Sussman(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
George T. Sweeney                Senior Vice President    None
5 Smokehouse Lane
Hummelstown, PA 17036
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William K. Tai                   Vice President           None
12701 Prairie Drive
Urbandale, IA 50323
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James Taylor(2)                  Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Martin Telles(2)                 Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Paul Temple(2)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David G. Thomas                  Vice President           None
16628 Elk Run Court
Leesburg, VA 20176
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark S. Vandehey(1)              Vice President and       Vice President and
                                 Chief Compliance Officer Chief Compliance
                                                          Officer
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Vincent Vermete(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Cynthia Walloga(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick Walsh                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kenneth Lediard Ward             Vice President           None
1400 Cottonwood Valley Circle N.
Irving, TX 75038
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Teresa Ward(1)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Janeanne Weickum                 Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael J. Weigner               Vice President           None
4905 W. San Nicholas Street
Tampa, FL 33629
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Donn Weise                       Vice President           None
3249 Earlmar Drive
Los Angeles, CA 90064
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Chris G. Werner                  Vice President           None
98 Crown Point Place
Castle Rock, CO 80108
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Catherine White(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ryan Wilde(1)                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Julie Winer(2)                   Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Donna Winn(2)                    Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Peter Winters                    Vice President           None
911 N. Organce Ave, Pat. 514
Orlando, FL 32801
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick Wisneski(1)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Philip Witkower(2)               Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kurt Wolfgruber                  Director                 None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Meredith Wolff(2)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michelle Wood(2)                 Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Cary Patrick Wozniak             Vice President           None
18808 Bravata Court
San Diego, CA 92128
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Charles Young               Vice President           None
3914 Southwestern
Houston, TX 77005
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jill Zachman(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert G. Zack(2)                General Counsel &        Vice President &
                                 Director                 Secretary
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Steven Zito(1)                   Vice President           None
----------------------------------------------------------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281-1008
(3)350 Linden Oaks, Rochester, NY 14623
(4)555 Theodore Fremd Avenue, Rye, NY 10580
(5)Independence Wharf, 470 Atlantic Avenue, 11th Floor, Boston, MA 02210

(c)   Not applicable.

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to
Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc. at its offices at 6803 South Tucson Way,
Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                         SIGNATURES

     Pursuant  to  the  requirements  of the  Securities  Act of  1933  and  the
Investment  Company Act of 1940, the Registrant  certifies that it meets all the requirements for effectiveness of this Registration  Statement  pursuant to Rule
485(b) under the  Securities  Act of 1933 and has duly caused this  Registration
Statement  to be  signed  on its  behalf  by  the  undersigned,  thereunto  duly authorized,  in the City of New  York  and  State of New York on the 24th day of
August, 2007.

                          Oppenheimer Main Street Small Cap Fund(R)

By:                  /s/ John V. Murphy*
                        John V. Murphy, President,
                        Principal Executive Officer and Trustee

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration  Statement  has been signed below by the  following  persons in the capacities on the dates indicated:

Signatures                    Title                         Date

/s/ William L. Armstrong*    Chairman of the              August 24, 2007
William L. Armstrong          Board of Trustees

/s/ John V. Murphy*           President, Principal          August 24, 2007
John V. Murphy                Executive Officer and Trustee

/s/ Brian W. Wixted*          Treasurer, Principal          August 24, 2007
Brian W. Wixted               Financial &
                              Accounting Officer

/s/ George C. Bowen*          Trustee                       August 24, 2007
George C. Bowen

/s/ Edward L. Cameron*        Trustee                       August 24, 2007
Edward L. Cameron

/s/ Jon S. Fossel*            Trustee                       August 24, 2007
Jon S. Fossel

/s/ Sam Freedman*             Trustee                       August 24, 2007
Sam Freedman

/s/ Beverly L. Hamilton*      Trustee                       August 24, 2007
Beverly L. Hamilton

/s/ Robert J. Malone*        Trustee                        August 24, 2007
Robert J. Malone

/s/ F. William Marshall, Jr.*  Trustee                      August 24, 2007
F. William Marshall, Jr.

*By:  /s/ Mitchell J. Lindauer
      Mitchell J. Lindauer, Attorney-in-Fact

                          OPPENHEIMER MAIN STREET SMALL CAP FUND(R)

                              Post-Effective Amendment No. 12

                            Registration Statement No. 333-78269

                                       EXHIBIT INDEX

Exhibit No. Description

23(j)       Independent Registered Public Accounting Firm's Consent